PROSPECTUS

                                TOUCHSTONE CHOICE
                        FLEXIBLE PREMIUM VARIABLE ANNUITY
                   issued by INTEGRITY LIFE INSURANCE COMPANY

This prospectus describes flexible premium variable annuity contracts offered to individuals and to groups by Integrity Life Insurance Company, a subsidiary of The Western and Southern Life Insurance Company (W&S). The contracts (collectively, a CONTRACT) provide several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended. Separate Account I funds the variable annuity contract. You may allocate contributions to various available investment divisions of the Separate Account, called Variable Account Options, or to our Fixed Accounts, or both. The Variable Account Options and Fixed Accounts are together referred to as INVESTMENT OPTIONS.

Your contributions to the Variable Account Options of Separate Account I are invested in shares of the Portfolios of the following mutual funds:

                    PUTNAM FUNDS
                    Putnam VT International Equity Fund

                    SCUDDER VIT FUNDS
                    Scudder EAFE Equity Index Fund

                    TOUCHSTONE VARIABLE SERIES TRUST
                    Touchstone Balanced Fund
                    Touchstone Baron Small Cap Fund
                    Touchstone Core Bond Fund
                    Touchstone Eagle Capital Appreciation Fund
                    Touchstone Emerging Growth Fund
                    Touchstone Enhanced Dividend 30 Fund
                    Touchstone Growth & Income Fund
                    Touchstone High Yield Fund
                    Touchstone Money Market Fund
                    Touchstone Third Avenue Value Fund
                    Touchstone Value Plus Fund

We also offer Guaranteed Rate Options (GROs) and Systematic Transfer Options
(STOs), together referred to as FIXED ACCOUNTS. The money you put into a GRO earns a fixed interest rate that we declare at the beginning of the duration you select. A MARKET VALUE ADJUSTMENT will be made for withdrawals, surrenders, transfers and certain other transactions made before your GRO Account expires. However, your value under a GRO can't be decreased below an amount equal to your allocation into a GRO less prior withdrawals, plus the Minimum Interest Rate, compounded annually, less administrative fees or charges and any applicable optional contract feature charges (MINIMUM VALUE). Withdrawal charges and annual administrative charge may apply and may invade principal. Your allocation to the STO earns a fixed interest rate that we declare each calendar quarter, guaranteed never to be less than the Minimum Interest Rate. YOU MUST TRANSFER ALL CONTRIBUTIONS YOU MAKE TO THE SIX-MONTH STO INTO OTHER INVESTMENT OPTIONS WITHIN SIX MONTHS AND TRANSFER ALL CONTRIBUTIONS TO THE TWELVE-MONTH STO WITHIN ONE YEAR OF CONTRIBUTION.

This prospectus contains information about the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.

For further information and assistance, contact our Administrative Office at Integrity Life Insurance Company, P.O. Box 740075, Louisville, Kentucky 40201-7475. Our express mail address is Integrity Life Insurance Company, 515 West Market Street, Suite 800 Louisville, Kentucky 40202. You may also call us at 1-800-325-8583.

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Registration statements relating to the contract, which include a Statement of
Additional Information (SAI) dated May 1, 2004, have been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office. The table of contents for the SAI is found in Appendix D.

THE CONTRACT IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, ANY BANK, NOR IS IT INSURED BY THE FDIC. IT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE CONTRACT OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You can review and copy information about the contract at the SEC's Public Reference Room in Washington, D.C. For hours of operation of the Public Reference Room, please call 1-800-SEC-0330. You may also obtain information about the contract on the SEC's Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.

The date of this prospectus is May 1, 2004.

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                                TABLE OF CONTENTS

                                                                                PAGE
SECTION 1 - SUMMARY
Your Variable Annuity Contract                                                   7
Your Benefits                                                                    7
How Your Contract is Taxed                                                       7
Your Contributions                                                               7
Your Investment Options                                                          7
Variable Account Options                                                         7
Account Value, Adjusted Account Value and Cash Value                             8
Transfers                                                                        8
Charges and Fees                                                                 8
Withdrawals                                                                      8
Your Initial Right to Revoke                                                     8
Risk/Return Summary: Investments and Risks                                       9
Table of Annual Fees and Expenses                                                9
Examples                                                                        11

SECTION 2 - INTEGRITY AND THE SEPARATE ACCOUNT
Integrity Life Insurance Company                                                11
The Separate Account and the Variable Account Options                           11
Assets of Our Separate Account                                                  11
Distribution of Contracts                                                       12
Changes In How We Operate                                                       12

SECTION 3 - YOUR INVESTMENT OPTIONS
Investment Options                                                              12
Fixed Accounts                                                                  12

SECTION 4 - DEDUCTIONS AND CHARGES
Separate Account Charges                                                        18
Annual Administrative Charge                                                    18
Portfolio Charges                                                               18
Reduction or Elimination of Separate Account or Administrative Charges          18
State Premium Tax Deduction                                                     18
Contingent Withdrawal Charge                                                    19
Reduction or Elimination of the Contingent Withdrawal Charge                    19
Transfer Charge                                                                 19
Hardship Waiver                                                                 19
Tax Reserve                                                                     20

SECTION 5 - TERMS OF YOUR VARIABLE ANNUITY
Contributions Under Your Contract                                               20
Your Account Value                                                              20
Units in Our Separate Account                                                   20
How We Determine Unit Value                                                     21
Transfers                                                                       21
Excessive Trading                                                               22
Specific Notice Regarding the use of this Annuity for Market Timing             22
Withdrawals                                                                     23
Assignments                                                                     24
Annuity Benefits                                                                24
Annuities                                                                       24
Fixed Annuity Payments                                                          25
Timing of Payment                                                               25
Standard Death Benefit                                                          25

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
Death Claims                                                                    26
How You Make Requests and Give Instructions                                     26

SECTION 6 - OPTIONAL CONTRACT FEATURES
Death Benefit Options                                                           26

SECTION 7 - VOTING RIGHTS
Portfolio Voting Rights                                                         28
How We Determine Your Voting Shares                                             28
How Portfolio Shares Are Voted                                                  28
Separate Account Voting Rights                                                  28

SECTION 8 - TAX ASPECTS OF THE CONTRACT
Introduction                                                                    29
Your Contract is an Annuity                                                     29
Taxation of Annuities Generally                                                 29
Distribution-at-Death Rules                                                     30
Spousal Continuation                                                            30
Diversification Standards                                                       31
Partial 1035 Exchanges                                                          31
Tax-Favored Retirement Programs                                                 31
Inherited IRAs                                                                  32
Annuities in Qualified Plans                                                    32
Federal and State Income Tax Withholding                                        32
Impact of Taxes on Integrity                                                    32
Transfers Among Investment Options                                              32

SECTION 9 - ADDITIONAL INFORMATION
Systematic Withdrawals                                                          32
Income Plus Withdrawal Program                                                  33
Dollar Cost Averaging                                                           33
Systematic Transfer Program                                                     34
Customized Asset Rebalancing                                                    34
Systematic Contributions                                                        34
Legal Proceedings                                                               35

SECTION 10 - PRIOR CONTRACTS                                                    35

APPENDIX A - FINANCIAL INFORMATION FOR THE SEPARATE ACCOUNT                     40
APPENDIX B - ILLUSTRATION OF A MARKET VALUE ADJUSTMENT                          42
APPENDIX C - ENHANCED EARNINGS BENEFIT CALCULATION EXAMPLE                      45
APPENDIX D - TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION           46

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

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                                    GLOSSARY

ACCOUNT VALUE - the value of your contract, which consists of the values of your Fixed Accounts and Variable Account Options added together.

ADJUSTED ACCOUNT VALUE - your Account Value increased or decreased by any Market Value Adjustment made to your GRO Account.

ANNUITANT - the person upon whose life an annuity benefit and death benefit are based.

BUSINESS DAY - any day that the New York Stock Exchange is open.

CASH VALUE - your Adjusted Account Value, reduced by any withdrawal charges and/or any pro rata annual administrative charges that may apply.

ENHANCED RATE - a higher rate of interest we may declare for the first year of any GRO Account that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.

FIRST-YEAR TOTAL CONTRIBUTIONS- All monies deposited into the annuity by either the owner or the company during the first 12 calendar months the contract is in force.

FIXED ACCOUNTS - Guaranteed Rate Options and the Systematic Transfer Option.

GAIN - Account Value less Net Premiums.

GRO - Guaranteed Rate Option, which offers durations of two, three, five, seven and ten years and locks in a fixed annual effective interest rate.

GRO VALUE - the value of a GRO Account. The GRO Value at the expiration of a GRO Account, assuming you haven't withdrawn or transferred any amounts, will be the total contributions plus interest at the Guaranteed Interest Rate less any optional contract feature or administrative charges.

GUARANTEED INTEREST RATE - a fixed annual effective interest rate that we declare for the duration of the Fixed Account option you select.

GUARANTEE PERIOD - the duration of your GRO Account.

MARKET VALUE ADJUSTMENT ("MVA") - an upward or downward adjustment (never below the Minimum Value) made to the value of your GRO Account for withdrawals, surrenders, transfers and certain other transactions made before the GRO Account expires.

MINIMUM INTEREST RATE - the minimum interest rate, declared in the contract, which we could ever credit to your Fixed Accounts.

MINIMUM VALUE - an amount equal to your net allocation to a GRO Account, less withdrawals (including any associated charges and adjustments), accumulated at the Guaranteed Interest Rate, less any administrative or optional contract feature charges.

NET PREMIUMS - Total Customer Contributions less an adjustment for any withdrawals or loans.

RETIREMENT DATE - the date you elect annuity payments to begin. The required Retirement Date is specified in the contract.

STO - Systematic Transfer Option - our STO provides a guaranteed interest rate; contributions to the STO must be transferred into other Investment Options within either six months or one year of your STO contribution.

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TOTAL CUSTOMER CONTRIBUTIONS - the sum of all premiums contributed by the policyholder.

UNIT - a measure of your ownership interest in a Variable Account Option.

UNIT VALUE - the value of each unit calculated on any Business Day.

VARIABLE ACCOUNT OPTIONS - the various investment options available to you under the contract, other than the Fixed Accounts.

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SECTION I - SUMMARY

YOUR VARIABLE ANNUITY CONTRACT

When this prospectus uses the terms "we," "our" and "us," it means Integrity Life Insurance Company (INTEGRITY). When it uses the terms "you" and "your" it means the Annuitant, who is the person upon whose life the annuity benefit and the death benefit are based. That person is usually the owner of the contract. If the Annuitant doesn't own the contract, the owner has all the rights under the contract until annuity payments begin. If there are joint owners, they share the contract rights and any changes or transactions must be signed by both of them. The death of the first joint owner will determine the timing of distribution.

If you want to invest for retirement by buying an Touchstone Choice Variable Annuity, complete a Customer Profile form (unless your state requires an application) and send it to us along with at least the minimum initial contribution. Because the premium is flexible, additional contributions can be any amount you choose, as long as they are above the minimum required contribution discussed below.

YOUR BENEFITS

Your contract has an Account Value, an annuity benefit and a death benefit. These benefits are described in more detail below.

Your benefits under the annuity contract may be controlled by the usual tax rules for annuities, including deferral of taxes on your investment growth until you actually make a withdrawal. You should read Section 8, "Tax Aspects of the Contract" for more information, and possibly consult a tax adviser. The contract can also provide your benefits under tax-favored retirement programs, which may be subject to special eligibility and contribution rules.

HOW YOUR CONTRACT IS TAXED

Under the current tax laws, any increases in the value of your contributions won't be considered part of your taxable income until you make a withdrawal. However, most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.

YOUR CONTRIBUTIONS

The minimum initial contribution is $1,000. Additional contributions can be as little as $100. Some tax-favored retirement plans allow smaller contributions. For more details on contribution requirements, see Section 5, "Contributions Under Your Contract."

YOUR INVESTMENT OPTIONS

You may have your contributions placed in the Variable Account Options or in the Fixed Accounts, or place part of your contributions in each of them. The Variable Account Options and Fixed Accounts are together referred to as the INVESTMENT OPTIONS. See "Contributions Under Your Contract" in Section 5. To select investment Options most suitable for you, see Section 3, "Your Investment Options".

VARIABLE ACCOUNT OPTIONS

Each of the Variable Account Options invests in shares of an investment portfolio of a mutual fund. Each investment portfolio is referred to as a PORTFOLIO. The investment goals of each Variable Account Option are the same as the Portfolio in which it's invested. For example, if your investment goal is to save money for retirement, you might choose a GROWTH oriented Variable Account Option, which invests in a GROWTH Portfolio. Your value in a Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio's prospectus and Statement of Additional Information.

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ACCOUNT VALUE, ADJUSTED ACCOUNT VALUE AND CASH VALUE

Your ACCOUNT VALUE consists of the values of your Fixed Accounts and Variable Account Options added together. Your ADJUSTED ACCOUNT VALUE is your Account Value increased or decreased by any MARKET VALUE ADJUSTMENT. Your ADJUSTED ACCOUNT VALUE in the GROs can never be decreased below the Minimum Value. You'll find a discussion of Market Value Adjustment in the Guaranteed Rate Options paragraph of Section 3, "Your Investment Options." Your Cash Value is your ADJUSTED ACCOUNT VALUE reduced by any withdrawal charges, or pro rata annual administrative charges that may apply. Fees and charges are discussed in more detail below. If the ACCOUNT VALUE goes below $1,000 we reserve the right to terminate the contract and surrender the policy for the CASH VALUE. We will notify the owner in advance and the owner will be given at least sixty (60) days in which to make additional contributions.

TRANSFERS

You may transfer all or any part of your Account Value among the Investment Options, although there are some restrictions that apply. You can find these under "Transfers" in Section 5. Any transfer must be for at least $250 and may be arranged through our telephone transfer service. Transfers may also be made among certain Investment Options under the following special programs: (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) transfer of your STO contributions. All of these programs are discussed in Section 9. If you make more than twelve transfers between your Investment Options in one contract year, your account can be charged up to $20 for each transfer.

CHARGES AND FEES

An annual administrative expense charge of $30 is deducted from your Account but will be waived if the Account Value is over $75,000. A daily charge equal to an annual fee of 1.00% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks and certain administrative expenses. The charges will never be greater than this unless you select an optional contract feature. For more information about these charges, see
Section 4, "Deductions and Charges."

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. You may withdraw up to 10% of your Account Value each contract year with no withdrawal charges. After the first 10% within a contract year, there will be a charge for any withdrawals you make, based upon the length of time your money has been in your account. See Section 4, "Contingent Withdrawal Charge" and Section 5, "Withdrawals."

YOUR INITIAL RIGHT TO REVOKE (FREE LOOK PERIOD)

You can cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract, we'll return your contract value (contributions net of any investment performance and applicable daily charges), which may be more or less than your initial contribution. If the law requires, upon cancellation we'll return your contribution without any adjustments. We'll return the amount of any contribution to the Guaranteed Rate Option upon cancellation. Please see Section 4, "Deductions and Charges" for more detailed information.

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RISK/RETURN SUMMARY: INVESTMENTS AND RISKS

VARIABLE ANNUITY INVESTMENT GOALS

The investment goals of the Touchstone Choice Flexible Premium Variable Annuity are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through extensive portfolio diversification and superior portfolio management.

RISKS

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. This could happen if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines. Because most of the Variable Account Options are in common stocks, there's also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Portfolio, see the prospectus of that Portfolio.

TABLE OF ANNUAL FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

     Sales Load on Purchases                                                      $        0
     Deferred Sales Load (as a percentage of contributions) (1)                   8% Maximum
     Transfer Charge (assessed after 12 transfers in one contract year) (2)       $       20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Variable Account Option Operating Expenses.

ANNUAL ADMINISTRATIVE CHARGE

     Annual Administrative Charge                                                       $ 30
     (this charge will be waived if the Account Value is over $75,000)

ANNUAL EXPENSES OF THE SEPARATE ACCOUNT
(AS A PERCENTAGE OF SEPARATE ACCOUNT VALUE)

     Mortality and Expense Risk Charge                                                  .85%
     Administrative Expenses                                                            .15%
                                                                                       ----
     Base Contract Total Separate Account Annual Expenses                              1.00%
                                                                                       ====

     Optional Death Benefit Charge                                                      .20%
     Optional Enhanced Earnings Benefit Charge, Issue Age 70-79                         .50%
                                                                                       ----
     Highest Possible Total Separate Account Annual Charges if These Options Elected   1.70%
                                                                                       ====

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DEATH BENEFIT OPTIONS (charges are assessed to the Separate Account only)

The annual fees for the optional death benefit is:

Option A                                                           0.20%
Total Variable Account Charges with Option A                       1.20%

Enhanced Earnings Benefit (charges are assessed to both the Separate and Fixed Accounts)

ISSUE AGE                                                          ANNUAL COST
---------                                                          -----------
0-59                                                                   .20%
Total Variable Account Charges with EEB                               1.20%

60-69                                                                  .40%
Total Variable Account Charges with EEB                               1.40%

70- 79                                                                 .50%
Total Variable Account Charges with EEB                               1.50%

(1)  Surrender charges decrease on an annual basis. See "Deductions and Charges
     - Contingent Withdrawal Charge" for more detail.
(2) After the first twelve transfers during a contract year, we will charge a transfer fee of $20 for each transfer. This charge does not apply to transfers made for dollar cost averaging, customized asset rebalancing, or systematic transfers. See "Deductions and Charges - Transfer Charge" for more detail.

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time you own the contract. More detail concerning each of the Variable Account Option's fees and expenses is contained in the prospectus for each Variable Account Option.

TOTAL ANNUAL VARIABLE ACCOUNT OPTION OPERATING EXPENSES

The range of expenses that are deducted from the Variable Account Option's assets, including management fees, distribution or 12b-1 fees and other expenses are:

Minimum: 0.55%          Maximum: 1.76%

Gross Portfolio Annual Expenses Prior to any Waivers and Reimbursements (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                      MANAGEMENT    12b-1       OTHER    TOTAL ANNUAL
PORTFOLIO                                                FEES        FEE      EXPENSES     EXPENSES
-----------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund: Class IB            0.76%       0.25%      0.18%        1.19%
Scudder Equity 500 Index: Class B                        0.20%       0.25%      0.10%        0.55%
Touchstone Balanced                                      0.80%       0.00%      0.49%        1.29%
Touchstone Baron Small Cap Fund                          1.05%       0.00%      0.71%        1.76%
Touchstone Core Bond Fund                                0.55%       0.00%      0.37%        0.92%
Touchstone Eagle Capital Appreciation Fund               0.75%       0.00%      0.42%        1.17%
Touchstone Emerging Growth                               0.80%       0.00%      0.45%        1.25%
Touchstone Enhanced Dividend 30                          0.65%       0.00%      0.84%        1.49%
Touchstone Growth and Income                             0.80%       0.00%      0.42%        1.22%
Touchstone High Yield                                    0.50%       0.00%      0.36%        0.86%
Touchstone Money Market, Service Class                   0.19%       0.25%      0.28%        0.72%
Touchstone Third Avenue Value                            0.80%       0.00%      0.33%        1.13%
Touchstone Value Plus                                    0.75%       0.00%      0.72%        1.47%

NOTE: We have entered into agreements with the investment advisers or distributors of many of the funds. Under the terms of these agreements, we provide administrative, marketing and distribution-related services and the funds pay fees to us that are usually based on an annual percentage of the average daily net assets of the funds. These agreements may be different for each fund or each fund family, and may include fees paid by investment advisers or under a distribution and/or servicing plan adopted by a fund pursuant to Rule 12b-1 under the 1940 Act.

EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, Variable Account Option fees and expenses.

This example assumes that you invest $10,000 in the contract for the time period indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Variable Account Options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 YEAR          3 YEARS        5 YEARS         10 YEARS
---------------------------------------------------------
$ 1,160.69      $ 1,796.25     $ 2,351.11      $ 3,826.11

If you annuitize at the end of the applicable time period:

1 YEAR          3 YEARS        5 YEARS         10 YEARS
---------------------------------------------------------
$ 360.69        $ 1096.25      $ 1,851.11      $ 3,826.11

If you do not surrender the contract:

1 YEAR          3 YEARS        5 YEARS         10 YEARS
---------------------------------------------------------
$ 360.69        $ 1096.25      $ 1,851.11      $ 3,826.11

SECTION 2 - INTEGRITY AND THE SEPARATE ACCOUNT

INTEGRITY LIFE INSURANCE COMPANY

Integrity is a stock life insurance company organized under the laws of Ohio. Our principal executive offices are located in Louisville, Kentucky. We are authorized to sell life insurance and annuities in 47 states and the District of Columbia. We sell flexible premium annuities with underlying investment options, fixed single premium annuity contracts and flexible premium annuity contracts offering both traditional fixed guaranteed interest rates along with fixed equity indexed options. Integrity is a subsidiary of W&S, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

THE SEPARATE ACCOUNT AND THE VARIABLE ACCOUNT OPTIONS

The Separate Account was established in 1986, and is maintained under the insurance laws of the State of Ohio. It is a unit investment trust, which is a type of investment company, registered with the Securities and Exchange Commission (SEC). SEC registration does not mean that the SEC is involved in any way in supervising the management or investment polices of the separate account. Each variable account Option invests in shares of a corresponding portfolio. We may establish additional options from time to time. The variable account options currently available are listing in Section 3, "Your Investment Options".

ASSETS OF OUR SEPARATE ACCOUNT

Under Ohio law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts. Annuitants under other variable annuity contracts participate in the Separate Account in proportion to the amounts in their contracts. We can't use the Separate Account's assets supporting the variable portion of these contracts to satisfy liabilities arising out of any of our other businesses. Under certain unlikely circumstances, one Variable Account Option may be liable for claims relating to the operation of another Option.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate account without regard to our other income, gains or losses. We may allow charges owed to us to stay in the Separate Account, and thus can participate proportionately in the Separate Account. Amounts in the Separate Account greater than reserves and other liabilities belong to us, and we may transfer them to our general account.

DISTRIBUTION OF CONTRACTS

Touchstone Securities, Inc. serves as the principal underwriter for the securities issued with respect to the Separate Account. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of third-party broker-dealers that have entered into distribution agreements with us. A third-party broker-dealer or financial institution may receive additional compensation from us for, among other things, training, marketing or other services provided. In addition to commissions, we may, from time to time, pay additional promotional incentives, in the form of cash or other compensation. Promotional incentives may change at any time. We may also pay a third-party broker-dealer additional fees to ensure that firm's registered representatives have access, or preferred access, to our products.

CHANGES IN HOW WE OPERATE

We may change how we or our Separate Account operate, subject to your approval when required by the Investment Company Act of 1940 (1940 ACT) or other applicable law or regulation. We'll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

- add Options to, or remove Options from, our Separate Account, combine two or more Options within our Separate account, or withdraw assets relating to your contract from one Option and put them into another;
-    register or end the registration of the Separate account under the 1940
     Act;
- operate our Separate account under the direction of a committee or discharge a committee at any time
     (the committee may be composed of a majority of persons who are "interested persons" of Integrity under the 1940 Act);
- restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate account;
- cause one or more Options to invest in a mutual fund other than or in addition to the Portfolios;
- operate our Separate account or one or more of the Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we'll rely on our own or outside counsel for advice.

PART 3 - YOUR INVESTMENT OPTIONS

THE PORTFOLIOS

Management fees and other expenses deducted from each Portfolio are described in that Portfolio's prospectus. Some of the Portfolios' investment advisers may compensate us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment advisers' assets. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON ANY PORTFOLIO, CALL OUR ADMINISTRATIVE OFFICE TOLL-FREE AT 1-800-325-8583.

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PUTNAM FUNDS

Each Fund is a mutual fund registered with the SEC. Putnam Investment Management, LLC ("Putnam Management") serves as the investment adviser of each Portfolio.

Investment Objectives of the Funds. Below is a summary of the investment objectives of Putnam's VT Funds. YOU SHOULD READ PUTNAM'S VT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

PUTNAM VT INTERNATIONAL EQUITY FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the Fund invests at least 80% of the Fund's net assets in equity investments.

SCUDDER VIT FUNDS

The investment adviser for the Scudder VIT Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies.

Investment Objectives of the Portfolios. Following is a summary of the investment objectives of the Scudder Asset Management VIT Funds. We can't guarantee that these objectives will be met. YOU SHOULD READ THE SCUDDER ASSET MANAGEMENT VIT FUNDS PROSPECTUSES CAREFULLY BEFORE INVESTING.

SCUDDER VIT EAFE(R) EQUITY INDEX FUND

The EAFE(R) Equity Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the EAFE(R) Index, which measures international stock market performance. The Fund attempts to invest in stocks and other securities that are representative of the EAFE(R) Index as a whole.

TOUCHSTONE VARIABLE SERIES TRUST

Each Portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment adviser of each Fund. OpCap Advisors is the sub-adviser for the Balanced Fund. BAMCO, Inc a subsidiary of Baron Capital Group, Inc. is the sub-adviser for the Baron Small Cap Fund. Ft. Washington Investment Advisors, Inc. is the sub-adviser for the Core Bond, High Yield, Money Market and Value Plus. Westfield Capital Management, Inc./TCW Investment Management Company is the sub-adviser for the Emerging Growth Fund. Todd Investment Advisors is the sub-adviser for the Enhanced 30 Fund. Deutsche Investment Management (Americas) Inc. is the sub-adviser for the Growth & Income Fund. Eagle Asset Management, Inc. is the sub-adviser for the Eagle Capital Appreciation Fund. Third Avenue Management, LLC is the sub-adviser for the Third Avenue Value Fund.

TOUCHSTONE BALANCED FUND

Touchstone Balanced Fund seek to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of assets) and debt securities (generally about 40%, but at least 25%). The Fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries. In choosing equity securities for the Fund, the portfolio manager will seeks companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style, and will be rated investment grade or at the two highest levels of non-investment grade. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

TOUCHSTONE BARON SMALL CAP FUND

Touchstone Baron Small Cap Fund seeks long-term capital appreciation. It invests primarily (at least 80% of assets) in common stocks of smaller companies with market values under $2.5 billion selected for their capital appreciation potential. In making investment decisions for the Fund, the portfolio manager seeks securities believed to have (1) favorable price to value characteristics based on the portfolio manager's assessment of their prospects for future growth and profitability, and (2) the potential to increase in value at least 50% over two subsequent years.

TOUCHSTONE CORE BOND FUND

Touchstone Core Bond Fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing primarily in high-quality investment grade debt securities (at least 65% of assets). The Fund invests in mortgage-related securities (up to 60%), asset-backed securities, U.S. government securities and corporate debt securities. In making investment decisions for the Fund, the portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND

The Touchstone Eagle Capital Appreciation Fund seeks long term capital appreciation. In selecting equity securities for the Fund, the portfolio management team begins with the largest 500 stocks (by market capitalization) in the Russell 1000 Index. They immediately eliminate deeply cyclical stocks, stocks believed to be over-valued, companies with unproven business models, businesses without a sustainable competitive advantage and companies whose business models they simply do not understand. The initial screening leaves about 150 stocks which are assigned to the four co-portfolio managers based on sector.

Each portfolio manager then uses fundamental research to develop five year earnings estimates for each company based on historical data, current comparables and a thorough understanding of each company and the relevant industry drivers. The portfolio managers generally do not rely on a company's earnings projection or consensus Wall Street estimates. Instead, they do their own research.

The portfolio managers will then assign either a premium or discount multiple to each stock based on what the multiple of that stock has been versus the S&P 500 Index historically and what it is expected to be over the next five years.

The earnings estimates and premium/discount assigned by each portfolio manager are then entered into a proprietary valuation model which ranks each stock based on the five year expected rates of return. The team will generally only invest in those stocks ranked in the top third of the valuation model's rankings. Any stock held which falls into the bottom third of the rankings will normally be sold by the Fund.

TOUCHSTONE EMERGING GROWTH FUND

Touchstone Emerging Growth Fund seeks to increase the value of fund shares. The Fund invests primarily in small cap companies, but may invest in mid cap stocks. It primarily invests the common stock of small to mid-size rapidly growing U.S. companies. The Fund is sub-advised by two separate management teams - one that specializes in growth, the other in value. Emerging growth companies can include companies that have earnings that the portfolio manager believes may grow faster than the U.S. economy in general, due to new products, management changes at the company or economic shocks that may affect earnings and stock prices. Emerging growth companies can also include companies that are believed to be undervalued, including those with unrecognized asset values, undervalued growth or those undergoing turnaround.

TOUCHSTONE ENHANCED DIVIDEND 30 FUND

Touchstone Enhanced Dividend 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average ("DJIA"). The Fund's portfolio is based on the 30 stocks that comprise the DJIA. The DJIA is a measurement of general market price movement for 30 widely held stocks. The Fund will utilize a quantitative approach to enhanced index investing in all Do components while remaining maintaining a focus on dividend yield. The Fund seeks to overweight thee top three highest yielding stocks in the DJIA by approximately 8% each, while incrementally under weighting the remaining 27 stocks of the Dow that have a lower relative dividend yield.

TOUCHSTONE GROWTH & INCOME FUND

Touchstone Growth & Income Fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries. The portfolio manager may purchase securities that do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future. The portfolio manager invests in stocks with lower valuations than the broad market that are believed to have long-term dividend and earning fundamentals.

TOUCHSTONE HIGH YIELD FUND

Touchstone High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The fund invests primarily (at least 80% of assets) in non-investment grade debt securities. Non-investment grade securities are often referred to as "junk bonds" and are considered speculative.

TOUCHSTONE MONEY MARKET FUND

Touchstone Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in high-quality money market instruments. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

TOUCHSTONE THIRD AVENUE VALUE FUND

Touchstone Third Avenue Value Fund seeks long-term capital appreciation. It is a non-diversified Fund that seeks to achieve its objective mainly by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a substantial discount to what the portfolio manager believes is their true value. The Fund also seeks to acquire senior securities, such as preferred stock and debt instruments, that are believed to be undervalued. The Fund invests in companies regardless of market capitalization. The mix of the Fund's investments at any time will depend on the industries and types of securities that the portfolio manager believes hold the most value.

TOUCHSTONE VALUE PLUS FUND

Touchstone Value Plus Fund seeks to increase value of the fund shares over the long-term by investing primarily (at least 65% of assets) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. Approximately 75% of assets will generally be invested in large cap companies and approximately 25% will generally be invested in mid cap companies.

FIXED ACCOUNTS

FOR VARIOUS LEGAL REASONS, INTERESTS IN CONTRACTS ATTRIBUTABLE TO FIXED ACCOUNTS HAVEN'T BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT"), OR THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT").

THUS, NEITHER THESE CONTRACTS NOR OUR GENERAL ACCOUNT, WHICH GUARANTEES THE VALUES AND BENEFITS UNDER THOSE CONTRACTS, ARE GENERALLY SUBJECT TO REGULATION UNDER THE PROVISIONS OF THE 1933 ACT OR THE 1940 ACT. ACCORDINGLY, WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HASN'T REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT. DISCLOSURES REGARDING THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

GUARANTEED RATE OPTIONS

We offer GROs with durations of two, three, five, seven and ten years. We can change the durations available from time to time. When you put money in a GRO, that locks in a fixed annual effective interest rate that we declare (GUARANTEED INTEREST RATE) for the duration you select. The duration of your GRO Account is the GUARANTEE PERIOD. Each contribution or transfer to a GRO establishes a new GRO Account for the duration you choose at the then current Guaranteed Interest Rate we declare. We won't declare an interest rate less than the Minimum Interest Rate. Each GRO Account expires at the end of the duration you have selected. See "Renewals of GRO Accounts" below. All contributions you make to a GRO are placed in a non-unitized separate account. Values and benefits under your contract attributable to GROs are guaranteed by the reserves in our GRO separate account as well as by our General Account.

The value of each of your GRO Accounts is referred to as a GRO VALUE. The GRO Value at the expiration of the GRO Account, assuming you haven't transferred or withdrawn any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate less any administrative or optional contract feature charges. We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.

We may declare a higher rate of interest in the first year for any Contribution allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period (ENHANCED RATE). This Enhanced Rate will be guaranteed for the Guaranteed Period's first year and declared at the time of purchase. We can declare and credit additional interest based on Contribution, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis (ADDITIONAL INTEREST). Any Enhanced Rate and Additional Interest credited to your GRO Account will be separate from the Guaranteed Interest Rate and not used in the Market Value Adjustment formula. THE ENHANCED RATE OR ADDITIONAL INTEREST MAY NOT BE AVAILABLE IN CERTAIN STATES.

Each group of GRO Accounts of the same duration is considered one GRO. For example, all of your three-year GRO Accounts are one GRO while all of your five-year GRO Accounts are another GRO, even though they may have different maturity dates.

You can get our current Guaranteed Interest Rates by calling our Administrative Office.

ALLOCATIONS TO GROs CAN'T BE MADE UNDER CONTRACTS ISSUED IN CERTAIN STATES.

RENEWALS OF GRO ACCOUNTS. When a GRO Account expires, we'll set up a new GRO Account for the same duration as your old one, at the then-current Guaranteed Interest Rate, unless you withdraw your GRO Value or transfer it to another Investment Option. We'll notify you in writing before your GRO Account expires. You must tell us before the expiration of your GRO Accounts if you want to make any changes.

The effective date of a renewal of a GRO Account will be the expiration date of the old GRO Account. You will receive the Guaranteed Interest Rate that is in effect on that date. If a GRO Account expires and it can't be renewed for the same duration, the new GRO Account will be set up for the next shortest available duration. For example, if your expiring GRO Account was for 10 years and when it expires, we don't offer a 10-year GRO, but we do offer a seven-year GRO, your new one will be for seven years. If you want something different, you can tell us within 30 days before the GRO Account expires. You can't choose, and we won't renew a GRO Account that expires after your Retirement Date.

MARKET VALUE ADJUSTMENTS. A MARKET VALUE ADJUSTMENT is an adjustment, either up or down, that we make to your GRO Value if you make an early withdrawal or transfer from your GRO Account. No Market Value Adjustment is made for free withdrawal amounts or for withdrawals or transfers made within 30 days of the expiration of the GRO Guarantee Period. No Market Value Adjustment shall be made when withdrawals are taken to meet minimum required distribution rules. In addition, we won't make a Market Value Adjustment for a death benefit. The market adjusted value may be higher or lower than the GRO Value, but will never be less than the MINIMUM VALUE. Minimum Value is an amount equal to your contribution to the GRO Account less previous withdrawals from the GRO Account and less any applicable contingent withdrawal and administrative charges, plus the Guaranteed Interest Rate less any administrative or optional contract feature charges. Withdrawal charges and the administrative expense charge can invade the Minimum Value.

The Market Value Adjustment we make to your GRO Account is based on the changes in our Guaranteed Interest Rate. Generally, if our Guaranteed Interest Rate has increased since the time of your investment, the Market Value Adjustment will reduce your GRO Value distributed. On the other hand, if our Guaranteed Interest Rate has decreased since the time of your investment, the Market Value Adjustment will increase your GRO Value distributed.

The Market Value Adjustment (MVA) for a GRO Account is determined under the following formula:

     MVA = GRO Value X [(1 + A)(TO THE POWER OF N/12) /
                       (1 + B + .0025)(TO THE POWER OF N/12)- 1], where

     A is the Guaranteed Interest Rate being credited to the GRO Account subject to the Market Value Adjustment,

     B is the current Guaranteed Interest Rate, as of the effective date of the application of the Market Value Adjustment, for current allocations to a GRO Account, the length of which is equal to the number of whole months remaining in your GRO Account. Subject to certain adjustments, if that remaining period isn't equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GRO Accounts of the next highest and next lowest durations.

     N is the number of whole months remaining in your GRO Account.

For contracts issued in certain states, the formula above will be adjusted to comply with state requirements.

If the remaining term of your GRO Account is 30 days or less, the Market Value Adjustment for your GRO Account will be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO Account, using a formula when necessary, in place of the current Guaranteed Interest Rate or Rates.

SYSTEMATIC TRANSFER OPTION

We offer a Systematic Transfer Option that guarantee an interest rate that we declare in advance for each calendar quarter. This interest rate applies to all contributions made to the STO Account during the calendar quarter for which the rate has been declared. You MUST transfer all STO contributions into other Investment Options within either six-months or one-year of your STO contribution, depending on which STO option you select. Transfers will be made automatically in approximately equal quarterly (one-year option only) or monthly installments of not less than $1,000 each. You can't transfer from other Investment Options into the STO. Normal contingent withdrawal charges apply to withdrawals from the STO. We guarantee that the STO's annual effective yield will never be less than Minimum Interest Rate. See "Systematic Transfer Program" in Part 9 for details on this program. This option may not be available in some states.

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SECTION 4 - DEDUCTIONS AND CHARGES

SEPARATE ACCOUNT CHARGES

We deduct a daily expense amount from the Unit Value equal to an annual effective rate of 1.00% of your Account Value in the Variable Account Options. This daily expense rate can't be increased without your consent. Of the 1.00% total charge, .15% is used to reimburse us for administrative expenses not covered by the annual administrative charge described below. We deduct the remaining .85% for assuming the mortality and expense risk under the contract. The expense risk is the risk that our actual expenses of administering the contract will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The mortality and expense risk charges compensate us for the mortality and expense risks we assume under the contract. We expect to make a profit from this fee. The relative proportion of the mortality and expense risk charge may be changed, but the total 1.00% separate account charge can't be increased unless you select an optional contract feature such as an optional death benefit.

ANNUAL ADMINISTRATIVE CHARGE

We charge an annual administrative charge of $30 but will be waived if the Account Value is above $75,000. This charge is deducted pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated in the event of the Annuitant's retirement, death, annuitization or contract termination during a contract year.

PORTFOLIO CHARGES

The Separate Account buys shares of the Portfolios at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can't be increased without shareholder approval.

REDUCTION OR ELIMINATION OF SEPARATE ACCOUNT OR ADMINISTRATIVE CHARGES

We can reduce or eliminate the separate account or administrative charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contribution. We won't unlawfully discriminate against any person or group if we reduce or eliminate these charges.

STATE PREMIUM TAX DEDUCTION

We won't deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If the Annuitant elects an annuity benefit, we'll deduct any applicable state premium taxes from the amount available for the annuity benefit. State premium taxes currently range up to 4%.

CONTINGENT WITHDRAWAL CHARGE

We don't deduct sales charges when you make a contribution to the contract. However, contributions withdrawn may be subject to a withdrawal charge of up to 8%. This amount is a percentage of your contribution and not of the account value. As shown below, the charge varies, depending upon the "age" of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made. The maximum of 8% would apply if the entire amount of the withdrawal consisted of contributions made during your current contribution year. We don't deduct withdrawal charges when you withdraw contributions made more than seven years before your withdrawal. To calculate the withdrawal charge, (1) the oldest contributions are treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the free withdrawal amount aren't subject to the withdrawal charge. For partial withdrawals, the total amount deducted from your account will include the withdrawal amount requested minus any Market Value Adjustment that applies, and any withdrawal charges that apply so that the net amount you receive will be the amount you requested.

You may take up to 10% of your account value (less any earlier withdrawal in the same year) each year without any contingent withdrawal charge or Market Value Adjustment. This is referred to as your "free withdrawal." If you don't take any free withdrawals in one year, you can't add it to the next year's free withdrawal. If you aren't 59 1/2, federal tax penalties may apply. Should you completely surrender the contract the amount of surrender charges is based on contributions and is not reduced by any free withdrawals.

                                                                         CHARGE AS A % OF THE
                NUMBER OF FULL YEARS FROM THE DATE OF CONTRIBUTION       CONTRIBUTION WITHDRAWN
                --------------------------------------------------       ----------------------
                     0                                                            8%
                     1                                                          7.5%
                     2                                                            7%
                     3                                                            6%
                     4                                                            5%
                     5                                                            4%
                     6                                                            3%
                     7 (+)                                                        0%

We won't deduct a contingent withdrawal charge if you use the withdrawal to buy from us either an immediate annuity benefit with life contingencies, or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies. See "Standard Death Benefit" in
Section 5.

REDUCTION OR ELIMINATION OF THE CONTINGENT WITHDRAWAL CHARGE

We can reduce or eliminate the contingent withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, the amount of the contribution, or whether there is some relationship with us. Examples of these relationships would include being an employee of Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans we or our affiliate sponsored. We won't unlawfully discriminate against any person or group if we reduce or eliminate the contingent withdrawal charge.

TRANSFER CHARGE

If you make more than twelve transfers among your Investment Options during one contract year, we will charge your account up to $20 for each additional transfer during that year. Transfer charges don't apply to transfers under (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) systematic transfers from the STO, nor do these transfers count toward the twelve free transfers you can make during a year.

HARDSHIP WAIVER

We can waive contingent withdrawal charges on full or partial withdrawal requests of $1,000 or more under a hardship circumstance. We can also waive the Market Value Adjustment on any amounts withdrawn from the GRO Accounts. Hardship circumstances include the owner's (1) confinement to a nursing home, hospital or long term care facility, (2) diagnosis of terminal illness with any medical condition that would result in death or total disability, and (3) unemployment. We can require reasonable notice and documentation including, but not limited to, a physician's certification and Determination Letter from a State Department of Labor. Some of the hardship circumstances listed above may not apply in some states, and, in other states, may not be available at all. The waivers of withdrawal charges and Market Value Adjustment apply to the owner, not to the Annuitant. If there are joint owners, the waivers apply to the primary owner. If no primary owner can be determined, the waivers will apply to the youngest owner.

TAX RESERVE

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

SECTION 5 - TERMS OF YOUR VARIABLE ANNUITY

CONTRIBUTIONS UNDER YOUR CONTRACT

You can make contributions of at least $100 at any time up to the Annuitant's Retirement Date. Your first contribution, however, can't be less than $1,000. We have special rules for minimum contribution amounts for tax-favored retirement programs. See "Tax-Favored Retirement Programs" in the SAI.

We may limit the total contributions under a contract to $1,000,000 if you are under age 76 or to $250,000 if you are 76 or older. Once you reach eight years before your Retirement Date, we may refuse to accept any contribution. Contributions may also be limited by various laws or prohibited by us for all annuitants under the contract. If your contributions are made under a tax-favored retirement program, we won't measure them against the maximum limits set by law.

Contributions are applied to the various Investment Options you select and are used to pay annuity and death benefits. Each contribution is credited as of the date we have received (as defined below) at our Administrative Office both the contribution and instructions for allocation among the Investment Options. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. Contributions by check or mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. See "Transfers" in Section 5.

YOUR ACCOUNT VALUE

Your Account Value reflects various charges. See Section 4, "Deductions and Charges." Annual deductions are made as of the last day of each contract year. Withdrawal charges and Market Value Adjustments, if applicable, are made as of the effective date of the transaction. Charges against our Separate account are reflected daily and optional contract feature charges are reflected quarterly. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Option. The value of contributions allocated to the Variable Account Options isn't guaranteed. The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable Market Value Adjustments. See "Guaranteed Rate Options" in Section 3. If the Account Value goes below $1,000 we reserve the right to terminate the contract and surrender the policy for the Cash Value. We will notify the owner in advance and the owner will be given at least sixty (60) days to make additional contributions.

UNITS IN OUR SEPARATE ACCOUNT

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Option. The Units of each Variable Account Option have different Unit Values.

The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Option's Unit Value, calculated as of the close of business that day. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units of Separate Account I fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolios' expenses. Your Unit Values also change because of deductions and charges we make to our Separate account. The number of Units credited to you, however, won't vary due to changes in Unit Values. Units of a Variable Account Option are purchased when you allocate new contributions or transfer prior contributions to that Option. Units are redeemed when you make withdrawals or transfer amounts from a Variable Account Option. We also redeem Units to pay the death benefit when the Annuitant dies, to pay the annual administrative charge and to pay for optional contract features.

HOW WE DETERMINE UNIT VALUE

We determine Unit Values for each Variable Account Option at 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option in Separate Account I for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the NET INVESTMENT FACTOR for that Option on the current day. We determine a NET INVESTMENT FACTOR for each Option in Separate Account I as follows:

- First, we take the value of the shares belonging to the Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

- Next, we add any dividends or capital gains distributions by the Portfolio on that day.

- Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

- Then we divide this amount by the value of the amounts in the Option at the close of business on the last day that a Unit Value was determined (after giving effect to any transactions on that day).

- Finally, we subtract a daily asset charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an annual effective rate of 1.00%. This charge is for the mortality risk, administrative expenses and expense risk we assumed under the contract.

TRANSFERS

You may transfer your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions. You can't make a transfer into the STO. Transfers to a GRO must be to a newly elected GRO (that is, to a GRO that you haven't already purchased) at the then-current Guaranteed Interest Rate, unless we agree otherwise. Unless you make a transfer from a GRO within 30 days before the expiration date of a GRO Account, the transfer is subject to a Market Value Adjustment. See "Guaranteed Rate Options" in Section 3. Transfers from GROs will be made according to the order in which money was originally allocated to the GRO.

The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have twelve free transfers during a contract year. After those twelve transfers, a charge of up to $20 will apply to each additional transfer during that contract year. No charge will be made for transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs, described in Section 9.

You may request a transfer by sending a written request directly to the Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred. Transfers may also be arranged through our telephone transfer service if a Personal Identification Number (PIN CODE) is maintained. We'll honor telephone transfer instructions from any person who provides correct identifying information and we aren't responsible for fraudulent telephone transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

A transfer request is effective as of the Business Day it is received our Administrative Office. A transfer request doesn't change the allocation of current or future contributions among the Investment Options. Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we're open for business. You'll receive the Variable Account Options' Unit Values as of the close of business on the day you call. Accordingly, transfer requests for Variable Account Options received after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

Transfer requests submitted by agents or market timing services that represent multiple policies will be processed not later than the next Business Day after the requests are received by our Administrative Office.

EXCESSIVE TRADING

We reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading by the owner or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the underlying mutual funds; or (b) we are informed by one or more of the underlying mutual funds that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected underlying mutual funds.

We reserve the rights to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. ACCORDINGLY, YOU WILL NEED TO SUBMIT A NEW TRANSFER REQUEST IN ORDER TO MAKE A TRANSFER THAT WAS NOT MADE BECAUSE OF THESE LIMITATIONS.

SPECIFIC NOTICE REGARDING THE USE OF THIS ANNUITY FOR MARKET TIMING

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract. These abusive or disruptive transfers can have an adverse impact on management of a fund, increase fund expenses and affect fund performance.

We have the following policies for transfers between Investment Options, which are designed to protect contract owners from frequent trading activity:

1. PROHIBITED TRANSFERS. Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

     - a transfer request or asset rebalancing into an International or High Yield sub-account (as defined by us) if, within the preceding five business days, there was a transfer or asset rebalancing out of the same sub-account;

     - a transfer request or asset rebalancing out of an International or High Yield sub-account if, within the preceding five business days, there was a purchase, transfer or asset rebalancing into the same sub-account.

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

2. ALLOWABLE TRANSFERS ACCOMPANYING A PROHIBITED TRANSFER. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3. NOTIFICATION. If we do not honor a transfer request as a result of the foregoing policy, we will notify you in writing.

4. REVOCATION OF SAME-DAY TRANSFER PRIVILEGES. Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

     - If your same-day transfer privileges are revoked, you will be required to submit all future sub-account transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same-day mail or courier service will not be accepted.

     - In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. Mail or overnight delivery service. The cancellation request will be processed as of the day it is received.

5. 20 INVESTMENT OPTION TRANSFERS PERMITTED. You may submit 20 Investment Option transfers each contract year for each contract by U.S. Mail, Internet, Annuitrac, or facsimile.

     - Once these 20 Investment Option transfers have been executed in any contract year, we will require you to submit any additional Investment Option transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Annuitrac trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

     - Upon reaching your next contract anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

     - Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing. If it is determined, in our sole discretion, that a contractowner is attempting to engage in stale price arbitrage, we reserve the right to revoke their same-day transfer privileges. We do not grant waivers of these policies to particular investors or classes of investors.

We may not be able to detect all market timers, and we may not be able to prevent transfers by those we do detect. As detecting market timing and preventing its recurrence is inherently a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all market timing in our contracts, prevent all frequent transfers and prevent all harm caused by frequent transfers.

We will continue to monitor transfer activity, and we may modify these restrictions at any time in our sole discretion.

WITHDRAWALS

You may make withdrawals as often as you wish subject to the 10% free withdrawal and contingent withdrawal charges. Each withdrawal must be at least $300. The money will be taken from your

Investment Options pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the money withdrawn will come from each of your Investment Options. You can tell us if you want your withdrawal handled differently. During the first seven years after contribution, there is a contingent withdrawal charge for any withdrawals other than free withdrawals (discussed below). The charge starts at 8% and decreases depending on the age of your contribution and is a percentage of contributions, not Account Value. This charge is in addition to any Market Value Adjustments made to early withdrawals from GRO Accounts. Under some circumstances, the contingent withdrawal charge or Market Value Adjustment may be waived.

When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested plus any contingent withdrawal charges and any Market Value Adjustments. The total amount that you receive will be the total that you requested. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals. See "Tax Aspects of the Contract" in Section 8.

ASSIGNMENTS

If your contract isn't part of a tax-favored program, you may assign the contract before the Annuitant's Retirement Date. You can't, however, make a partial or collateral assignment. An assignment of the contract may have adverse tax consequences. See Section 8, "Tax Aspects of the Contract." We won't be bound by an assignment unless it is in writing and is received at our Administrative Office in a form acceptable to us.

ANNUITY BENEFITS

All annuity benefits under your contract are calculated as of the Retirement Date you select. You can change the Retirement Date by writing to the Administrative Office any time before the Retirement Date. Contract terms applicable to various retirement programs, along with federal tax laws, establish certain minimum and maximum retirement ages.

Annuity benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Annuitant with the Cash Value under the contract shortly after the Retirement Date. The amount applied toward the purchase of an annuity benefit is the Adjusted Account Value less any pro-rata annual administrative charge, except that the Cash Value will be the amount applied if the annuity benefit doesn't have a life contingency and either the term is less than five years or the annuity can be changed to a lump sum payment without a withdrawal charge.

ANNUITIES

Annuity benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can't change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100.

If you haven't already elected a lump sum payment or an annuity benefit, we'll send you a notice within six months before your Retirement Date outlining your options. If you fail to notify us of your benefit payment election before your Retirement Date, you'll receive a lump sum benefit.

We currently offer the following types of annuities:

A LIFE AND TEN YEARS CERTAIN ANNUITY is a fixed life income annuity with 10 years of payments guaranteed, funded through our general account.

A PERIOD CERTAIN ANNUITY provides for fixed payments to the Annuitant or the Annuitant's beneficiary for a fixed period. The amount is determined by the period selected. If the Annuitant dies before the end of the period selected, the Annuitant's will receive the remaining periodic payments.

A PERIOD CERTAIN LIFE ANNUITY provides for fixed payments for at least the period selected and after that for the life of the Annuitant, or for the lives of the Annuitant and the joint annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant's beneficiary.

A LIFE INCOME ANNUITY provides fixed payments to the Annuitant for the life of the Annuitant, or until the Annuitant die and joint annuitant both under a joint and survivor annuity.

FIXED ANNUITY PAYMENTS

Fixed annuity payments won't change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant's age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and sex (except under most tax-favored retirement programs). If our current annuity rates would provide a larger payment, those current rates will apply instead of the contract rates.

If the age or sex of an annuitant has been misstated, any benefits will be those which would have been purchased at the correct age and sex. Any overpayments or underpayments made by us will be charged or credited with interest at the rate of 6% per year. If we have made overpayments because of incorrect information about age or sex, we'll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

TIMING OF PAYMENT

We normally apply your Adjusted Account Value to the purchase of an annuity within seven days after receipt of the required form at our Administrative Office. Our action can be delayed, however, for any period during which:

(1)  the New York Stock Exchange has been closed or trading on it is restricted;

(2) an emergency exists so that disposal of securities isn't reasonably practicable or it isn't reasonably practicable for a Separate Account fairly to determine the value of its net assets; or

(3) the SEC, by order, permits us to delay action to protect persons with interests in the Separate account. We can delay payment of your Fixed Accounts for up to six months, and interest will be paid on any payment delayed for 30 days or more.

STANDARD DEATH BENEFIT

We'll pay a death benefit to the Annuitant's surviving beneficiary (or beneficiaries) if the Annuitant dies before annuity payments have started. There are three different types of standard death benefits. One is for policies where the Annuitant is age 73 or younger when the contract is purchased. The second is for policies where the Annuitant is between age 74 and 85. The third is for policies where the Annuitant is 86 or older. The reductions in the death benefit for withdrawals will be calculated on a pro-rata basis with respect to Account Value at the time of withdrawal.

FOR CONTRACTS WHERE THE ISSUE AGE IS 73 YEARS OLD OR YOUNGER:

If the Annuitant dies in the first seven years after the contract is issued, the death benefit is the greater of:
       a.  Total Customer Contributions minus on adjustment for withdrawals; or
       b.  current account value.

At the end of seven years, the death benefit automatically becomes the greater of current account value or Total Customer Contributions, minus an adjustment for withdrawals. This is the minimum death benefit.

If the Annuitant dies more than seven years after the date of issue, the death benefit is the greater of:
       a. minimum death benefit plus subsequent contributions, minus an adjustment for subsequent withdrawals; or
       b.  current account value.

FOR CONTRACTS WHERE THE ISSUE AGE IS BETWEEN 74 AND 85 YEARS OLD:

The death benefit is the greater of:
a.   Total Customer Contributions minus an adjustment for withdrawals; or
b.   current account value.

FOR CONTRACT WHERE THE ISSUE AGE IS 86 YEARS OLD OR OLDER:

The death benefit is the current account value.

Death benefits and benefit distributions required because of a separate owner's death can be paid in a lump sum or as an annuity. If a benefit option hasn't been selected for the beneficiary at the Annuitant's death, the beneficiary can select an option.

The owner selects the beneficiary of the death benefit. An owner may change beneficiaries by sending the appropriate form to the Administrative Office. If an Annuitant's beneficiary doesn't survive the Annuitant, then the death benefit is generally paid to the Annuitant's estate. A death benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract.

DEATH CLAIMS

A death claim will be effective on the date we receive due proof of death. This means we have received an original certified death certificate and company death claim paperwork that is in good order. During the period from the date of death until we receive all required paperwork in good order, the amount of the death benefit may be subject to market fluctuations.

HOW YOU MAKE REQUESTS AND GIVE INSTRUCTIONS

When you write to our Administrative Office, use the address on the cover page of this prospectus. We can't honor your request or instruction unless it's proper and complete. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

SECTION 6 - OPTIONAL CONTRACT FEATURES

For an additional charge, the following options are available to contract purchasers. These options must be elected at the time of application and will replace or supplement standard contract benefits. Charges for the optional benefits are in addition to the standard variable account charges. Be sure you understand the charges. Carefully consider whether you need the benefit. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate policy.

DEATH BENEFIT OPTIONS

Any of the following options may be elected when the contract is purchased. These options may not be cancelled once the contract is issued. They may not be added after the contract is issued. Reductions in death benefits due to withdrawals are calculated on a pro-rata basis with respect to the Account Value at the time of withdrawal.

OPTION A (Highest Anniversary)

For issue ages up to and including age 75, the death benefit will be the greater of:

     a. highest account value on any contract anniversary before age 81, plus any subsequent contributions, minus an adjustment for any subsequent withdrawals; or
     b.   the standard contract death benefit.

This option is not available for issue ages of 76 or older.

The fee for this option is .20% annually and is assessed for the life of the contract. The fee is assessed quarterly.

ENHANCED EARNINGS BENEFIT

The Enhanced Earnings Benefit ("EEB") is an optional death benefit where a percentage of the Gain in the contract is paid in addition to the standard or any optional death benefit. If there is a Gain in the contract when Integrity receives proof of the Annuitant's death, Integrity will pay up to an additional 40% of the Gain as an additional death benefit. This additional benefit is intended to help offset potential income tax payments made by your beneficiaries. The maximum available benefit is 150% of the Net Premium. If there is no Gain, no EEB benefit will be paid. The following is an example of how the EEB would work:

$100,000 Total Customer Contributions
$125,000 Account Value upon receipt of proof of death.
Assume a 40% benefit based on issue age.

Gain = $25,000 ($125,000-$100,000 =$25,000)

EEB Benefit Paid = $10,000 ($25,000 X 40%)

Please See Appendix C for additional examples of how the EEB works with other contract features.

The EEB is an optional death benefit and is available at an additional cost. The EEB must be selected at the time the contract is initially purchased and may not be cancelled once it is selected. The EEB automatically terminates upon annuitization or contract surrender. The cost and availability of the EEB is dependent upon the Annuitant's age at issue. The following chart summarizes the different costs and benefits.

ISSUE AGE       BENEFIT PAID      ANNUAL COST*
---------       ------------      -----------
0-59            40% of Gain       .20%
60-69           40% of Gain       .40%
70-79           25% of Gain       .50%
80 +            Not Available     Not Available

* Integrity will assess the cost of the benefit on a calendar quarter basis against both the Fixed Accounts and Variable Account Options.

All Total Customer Contributions received in the first seven (7) contract years will be included for purposes of calculating the EEB payment. Total Customer Contributions received after the seventh (7th) contract anniversary will not be included in calculating the maximum EEB benefit until they have been in the contract for 6 months. MONIES RECEIVED FROM EXCHANGED CONTRACTS SHALL BE TREATED AS PREMIUM FOR PURPOSES OF THE EEB RIDER AND DETERMINATION OF THE BENEFIT PAID. THE GAIN IN THE EXCHANGED CONTRACT WILL NOT BE CARRIED OVER TO THE NEW CONTRACT FOR PURPOSES OF CALCULATING THE EEB BENEFIT. IT WILL BE CARRIED OVER FOR PURPOSES OF INCOME TAX OR EXCLUSION ALLOWANCE CALCULATIONS.

Based on our current interpretation of the tax law, the additional benefit provided by the EEB will be treated as earnings of the contract and subject to income taxes upon distribution. You may wish to consult your tax, legal adviser or investment professional to determine if the EEB will be of benefit to you or your beneficiaries.

A SPECIAL NOTE IF YOU ARE PURCHASING THIS ANNUITY FOR USE AS AN IRA:

IF YOU ARE PURCHASING THIS CONTRACT AS AN IRA AND ARE ELECTING THE EEB RIDER THERE IS NO ASSURANCE THAT THE CONTRACT WILL MEET THE QUALIFICATION REQUIREMENTS FOR AN IRA. YOU WILL WANT TO CONSIDER CAREFULLY SELECTING THE EEB OPTION IF THIS CONTRACT IS AN IRA. CONSULT YOUR TAX OR LEGAL ADVISER IF YOU ARE CONSIDERING USING THE EEB WITH AN IRA. THE CONTRACT OWNER BEARS THE RISK OF ANY ADVERSE TAX CONSEQUENCES.

Not all death benefit options may be available in all states.

SECTION 7 - VOTING RIGHTS

PORTFOLIO VOTING RIGHTS

We are the legal owner of the shares of the Portfolios held by Separate Account I and, therefore, have the right to vote on certain matters. Among other things, we may vote to elect a Portfolio's Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio's current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We'll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don't receive instructions in time from all owners, we'll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we aren't responsible for any failure by your employer to solicit your instructions or to send your instructions to us. We'll vote any Portfolio shares that we're entitled to vote directly, because of amounts we have accumulated in Separate Account I, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we're permitted to vote shares of a Portfolio on our behalf or to restrict owner voting, we may do so.

HOW WE DETERMINE YOUR VOTING SHARES

You vote only on matters concerning the Portfolios in which your contributions are invested. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing your Account Value allocated to that Option by the net asset value of one share of the corresponding Portfolio on the record date set by a Portfolio's Board for its shareholders' meeting. For this purpose, the record date can't be more than 60 days before the meeting of a Portfolio. We count fractional shares. After annuity payments have commenced, voting rights are calculated in a similar manner based on the actuarially determined value of your interest in each Variable Account Option.

HOW PORTFOLIO SHARES ARE VOTED

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn't needed to make a decision in another Portfolio. To the extent shares of a Portfolio are sold to separate account of other insurance companies, the shares voted by those companies according to instructions received from their contract holders will dilute the effect of voting instructions received by us from its owners.

SEPARATE ACCOUNT VOTING RIGHTS

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We

Operate" in Section 2) may require owner approval. In that case, you'll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under "How We Determine Your Voting Shares." We'll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

SECTION 8 - TAX ASPECTS OF THE CONTRACT

INTRODUCTION

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on Integrity's tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn't designed to cover all situations and isn't intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts will not change their views on the treatment of these contracts. Future legislation may affect annuity contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, any one considering buying a contract, or selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax adviser. INTEGRITY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

YOUR CONTRACT IS AN ANNUITY

Under federal tax law, anyone can purchase an annuity with after-tax dollars. Earnings under the contract will not generally be taxed until you make a withdrawal. An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan. Finally, an individual (or employer) may buy an annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings are excluded from taxable income at distribution).

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars (NONQUALIFIED ANNUITY), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (QUALIFIED ANNUITY). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under federal tax law.

TAXATION OF ANNUITIES GENERALLY

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into the annuity (your "basis" or "investment in the contract") will not be taxed when you receive those amounts back in a distribution. Also, an owner is not generally taxed on the annuity's earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can't defer tax on the annuity's income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the annuitant reaches a certain age. Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn't taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that weren't treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you take annuity payments over the lifetime of the annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner's investment to his or her expected return under the contract (exclusion ratio). The rest of each payment will be ordinary income. That means that part of your payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the contract, further payments are entirely ordinary income. If the Annuitant dies before recovering the total investment, a deduction for the remaining basis will generally be allowed on the owner's final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, you may be subject to a tax penalty of 10% on the taxable portion of a distribution unless it is:

(1)  on or after the date on which the taxpayer attains age 59 1/2;
(2)  as a result of the owner's death;
(3) part of a series of substantially equal periodic payments (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;
(4)  a result of the taxpayer becoming disabled within the meaning of Code
     Section 72(m)(7);
(5)  from certain qualified plans (note, however, other penalties may apply);
(6)  under a qualified funding asset (as defined in Section 130(d) of the Code);
(7) purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;
(8)  under an immediate annuity as defined in Code Section 72(u)(4);
(9)  for the purchase of a first home (distribution up to $10,000);
(10) for certain higher education expenses; or
(11) to cover certain deductible medical expenses.

Please note that items (9), (10) and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply. See "Withdrawals" in
Part 5.
The IRS will treat all annuity contracts issued by Integrity or its affiliates to one Annuitant during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

DISTRIBUTION-AT-DEATH RULES

Under Section 72(s) of the Code, to be treated as an annuity, a contract must provide the following distribution rules: (a) if any owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years. However, any interest that is payable to a beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions begin within one year after the owner's death. If the beneficiary is the owner's spouse, the contract (along with the deferred tax status) may be continued in the spouse's name as the owner.

SPOUSAL CONTINUATION

Upon the death of a spouse, the Internal Revenue Code allows a surviving spouse to continue the annuity contract. The policy must be structured properly with the spouse listed as the sole owner's beneficiary. If the surviving spouse is also the sole Annuitant's beneficiary, we will increase the continued policy's

Account Value to the same amount that would have been paid to the surviving spouse had they taken a lump sum distribution. For example, if the Account Value at death was $100,000, but we would have paid out a death benefit of $115,000, the surviving spouse's policy will continue with a $115,000 Account Value. If the surviving spouse is continuing an annuity policy purchased from us, any remaining surrender charges will be waived on the new annuity contract. The surviving spouse continues the policy with its tax deferred earnings and may make any changes to the policy allowed under the contract. Please be aware that not all contract features that were available on the initial policy purchased from us will be available on the continued contract. There may also be a higher charge for the same contract feature if the surviving spouse's attained age is different than that of the initial purchasing spouse. Certain investment options or administrative programs, including but not limited to the STO, Guarantee Periods or any discontinued Variable Account Options, may not be available on the continued contract. We reserve the right at any time to make changes to continued contracts that are permitted by law.

When the surviving spouse dies, a second death benefit may be paid. At this time, the annuity contract may be extended, subject to the restrictions of the Internal Revenue Code. No optional contract features shall be available on these policies. Certain investment options or administrative programs, including but not limited to the STO, Guarantee Periods or any discontinued Variable Account Options, may not be available on these extended contracts. We reserve the right at any time to make changes to extended contracts that are permitted by law.

Annuity policies that are being continued with us, but were not purchased from us initially, will be treated as new policies. This means that all surrender charges will be applicable. Any withdrawals in excess of the free withdrawal amount or Minimum Required Distributions will be subject to surrender charges, Market Value Adjustment and any other applicable charges.

DIVERSIFICATION STANDARDS

Integrity manages the investments in the annuities under Section 817(h) of the Code to ensure that they will be taxed as described above.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has also been allowing partial 1035 exchanges since 1999. In 2003 the IRS provided guidance stating that when an annuity contract is partially exchanged, the basis is allocated pro-rata between the old contract and the new contract. Further, the IRS is considering issuing regulations which state that if an annuity owner withdraws from the contract within 24 months of the exchange, it will presume that the partial exchange was to avoid tax. In that case the owner will have to aggregate both contracts for tax purposes. That is, the owner would have to withdraw a taxable amount equal to the earnings on both contracts before removing tax-free basis from either. Under the IRS proposal, the owner could rebut the presumption that he was avoiding tax by showing circumstances such as turning age 59 1/2, death, disability, unemployment, divorce or similar events. Until the IRS issues such regulations, it will use general principles of tax law to determine if the partial 1035 exchange was effected to avoid income tax, and thus require contract aggregation.

TAX-FAVORED RETIREMENT PROGRAMS

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in qualified plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we do not offer loans through annuity contracts even if the qualified plan does. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. The SAI contains general information about the use of contracts with the various types of qualified plans.

INHERITED IRAs

This policy may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the named beneficiary directs that the IRA death proceeds be transferred to a new policy issued and titled as an inherited IRA. The named beneficiary of the original IRA policy will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA policy, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA. The tax law does not permit additional premiums to be contributed to an inherited IRA policy. Also, in order to avoid certain income tax penalties, a minimum required distribution ("MRD") must be withdrawn each year from an inherited IRA. The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the MRD amount over the amounts, if any, actually withdrawn form the inherited IRA during the calendar year.

ANNUITIES IN QUALIFIED PLANS

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. IN ADDITION, IF YOU ARE INVESTING IN A VARIABLE ANNUITY THROUGH A TAX-ADVANTAGED RETIREMENT PLAN (SUCH AS A 401(k) OR IRA), YOU WILL GET NO ADDITIONAL TAX ADVANTAGE FROM THE VARIABLE ANNUITY. UNDER THESE CIRCUMSTANCES, CONSIDER BUYING A VARIABLE ANNUITY ONLY IF IT MAKES SENSE BECAUSE OF THE ANNUITY'S OTHER FEATURES, SUCH AS LIFETIME INCOME PAYMENTS AND DEATH BENEFIT PROTECTION.

This contract has enhanced death benefits. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS LIFE INSURANCE, THE AMOUNT OF WHICH IS LIMITED IN A CODE SECTION 401(a), 403(b) OR IRA PLAN. AN EMPLOYER OR QUALIFIED PLAN ADMINISTRATOR MAY WANT TO CONSULT THEIR TAX OR LEGAL ADVISOR REGARDING SUCH LIMITATIONS BEFORE USING AN ANNUITY WITH AN ENHANCED DEATH BENEFIT IN ONE OF THESE PLANS.

FEDERAL AND STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

IMPACT OF TAXES ON THE COMPANY

The contracts allow Integrity to charge the Separate Account for taxes. The Company can also set up reserves for taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

There won't be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

SECTION 9 - ADDITIONAL INFORMATION

SYSTEMATIC WITHDRAWALS

We offer a program that allows you to pre-authorize periodic withdrawals from your contract before your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn or elect that your free withdrawal amount be used. The minimum systematic withdrawal currently is $100. You may also specify an account for direct deposit of your systematic withdrawals. To enroll under our systematic withdrawal program, send the appropriate form to our Administrative Office. Withdrawals may begin one Business Day after we receive the form. You may terminate your participation in the program upon one day's prior written notice, and we may end or change the systematic withdrawal program at any time. If on any withdrawal date you don't have enough money in your accounts to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended.

If you elect the annual free withdrawal amount be withdrawn under the systematic withdrawal program, we won't deduct a contingent withdrawal charge or make a Market Value Adjustment. See "Contingent Withdrawal Charge" in Section 4. AMOUNTS WITHDRAWN UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM GREATER THAN THE FREE WITHDRAWAL AMOUNT WILL BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE OR A MARKET VALUE ADJUSTMENT IF APPLICABLE. WITHDRAWALS ALSO MAY BE SUBJECT TO THE 10% FEDERAL TAX PENALTY FOR EARLY WITHDRAWAL AND TO INCOME TAXATION. See Section 8, "Tax Aspects of the Contract."

INCOME PLUS WITHDRAWAL PROGRAM

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract before you reach age 59 1/2. You won't have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax. See "Taxation of Annuities Generally," in Section 7. Once you begin receiving distributions, they shouldn't be changed or stopped until the later of:

-    the date you reach age 59 1/2; or
-    five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions made under the Income Plus Withdrawal Program, plus any interest.

You can choose the Income Plus Withdrawal Program at any time if you're younger than 59 1/2. You can elect this option by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. Your withdrawals will begin at least one Business Day after we receive your form. You may end your participation in the program upon seven Business Days prior written notice, and we may end or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don't have enough money in your accounts to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will end. This program isn't available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, or Systematic Transfer Option.

If you haven't used up your free withdrawals in any given contract year, amounts you withdraw under the Income Plus Withdrawal Program may be within the free withdrawal amount. If they are, no contingent withdrawal charge or Market Value Adjustment will be made. See "Contingent Withdrawal Charge" in Section 4. AMOUNTS WITHDRAWN UNDER THE INCOME PLUS WITHDRAWAL PROGRAM IN EXCESS OF THE FREE WITHDRAWAL AMOUNT WILL BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE OR A MARKET VALUE ADJUSTMENT, IF APPLICABLE.

DOLLAR COST AVERAGING

We offer a dollar cost averaging program under which we transfer contributions allocated to the Money Market option to one or more other Variable Account Options on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want to be transferred into each Variable Account Option.

The current minimum transfer to each Option is $250. We won't charge a transfer charge under our dollar cost averaging program, and these transfers won't count towards the twelve free transfers you may make in a contract year.

To enroll under our dollar cost averaging program, send the appropriate form to our Administrative Office. You may end your participation in the program upon one day's prior written notice, and we may end or change the dollar cost averaging program at any time. If you don't have enough money in the Money Market option to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will end.

SYSTEMATIC TRANSFER PROGRAM

We also offer a systematic transfer program under which we transfer contributions allocated to the STO to one or more other Investment Options on a monthly or quarterly basis, as you determine. See Section 3, "Systematic Transfer Option." We'll transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or one-year period, depending upon the option you select. If you don't have enough money in the STO to transfer to each Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end. All interest accrued and any money still in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Options you chose for this program. There is no charge for transfers under this program, and these transfers won't count towards the twelve free transfers you may make in a contract year.

To enroll under our systematic transfer program, send the appropriate form to our Administrative Office. We can end the systematic transfer program in whole or in part, or restrict contributions to the program. This program may not be available in some states.

CUSTOMIZED ASSET REBALANCING

We offer a Customized Asset Rebalancing program that allows you to determine how often rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will automatically be rebalanced by transfers among your Investment Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. We won't charge a transfer charge for transfers under our Customized Asset Rebalancing program, and they won't count towards your twelve free transfers.

Fixed Accounts aren't eligible for the Customized Asset Rebalancing program.

To enroll in our Customized Asset Rebalancing program, send the appropriate form to our Administrative Office. You should be aware that other allocation programs, such as dollar cost averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing program is in effect. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Customized Asset Rebalancing program at any time.

SYSTEMATIC CONTRIBUTIONS

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days' prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

LEGAL PROCEEDINGS

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on Integrity.

SECTION 10 - PRIOR CONTRACTS

FOR CONTRACTS ISSUED PRIOR TO NOVEMBER 17, 2003

ADDED VALUE OPTION

This is an optional contract feature that must be selected at the time of application. If you select the option, Integrity will credit from 1% up to 5% of any premium contribution made during the first 12 months the contract is in effect. For example, if $50,000 is deposited and the 3% Added Value Option is selected, Integrity will credit $1500 to your ACCOUNT VALUE. Integrity charges a fee for the option. The fee is subject to a minimum and maximum dollar amount limit. Expenses for a contract with the Added Value Option will be higher than for a contract without the option. Over time, the benefit of the Added Value Option may be more than offset by the fees associated with the option. See
Section 6, "Optional Contract Features" for more detailed information.

TABLE OF ANNUAL FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

     Sales Load on Purchases                                                          $  0
     Deferred Sales Load (as a percentage of contributions) (1)                 8% Maximum
     Transfer Charge (assessed after 12 transfers in one contract year) (2)           $ 20

     1. Surrender charges decrease on an annual basis. See "Deductions and Charges - Contingent Withdrawal Charge" for more detail.
     2. After the first twelve transfers during a contract year, we will charge a transfer fee of $20 for each transfer. This charge does not apply to transfers made for dollar cost averaging, customized asset rebalancing, or systematic transfers. See "Deductions and Charges - Transfer Charge" for more detail.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Variable Account Option Operating Expenses.

ANNUAL ADMINISTRATIVE CHARGE

     Annual Administrative Charge                                                     $  30
     (waived if the Account Value exceeds $75,000)

ANNUAL EXPENSES OF THE SEPARATE ACCOUNT
(AS A PERCENTAGE OF SEPARATE ACCOUNT VALUE)

     Mortality and Expense Risk Charge                                                 .85%
     Administrative Expenses                                                           .15%
                                                                                      ----
     Base Contract Total Separate Account Annual Expenses                             1.00%
                                                                                      ====

     Optional Added Value Option Charge (5%)                                           .75%
     Optional Death Benefit Charge, Option C                                           .35%

     Optional Enhanced Earnings Benefit Charge, Issue Age 70-79                        .50%
                                                                                      ----
     Highest Possible Total Separate Account Annual Charges if These Options Elected  2.60%
                                                                                      ====

OPTIONAL CONTRACT EXPENSES

Added Value Option (charges are assessed to the Separate and Fixed Accounts)

For an additional annual charge of .15% of separate account value, Integrity will credit 1% of purchase payment(s) made to the contract during the first 12 months the contract is in force. An additional charge of .15% will be charged for each additional 1% credited to the contract. A maximum of 5% can be credited to the contract. These charges will be assessed until 7 years from the date the contract was issued. The fee for the Added Value Option will be assessed to both the separate and fixed accounts.

     Added Value Option Charge

     1%                    .15%
     2%                    .30%
     3%                    .45%
     4%                    .60%
     5%                    .75%

     Total Separate Account Charges with Added Value Option

     1%                    1.15%
     2%                    1.30%
     3%                    1.45%
     4%                    1.60%
     5%                    1.75%

The dollar amount of the charge for the Added Value Option is subject to a minimum and maximum amount. For a 1% credit the minimum amount is .145% multiplied by FIRST-YEAR TOTAL CONTRIBUTIONS. For a 1% credit the maximum amount is .182% multiplied by FIRST-YEAR TOTAL CONTRIBUTIONS. To calculate the minimum and maximum dollar amounts, multiply the FIRST-YEAR TOTAL CONTRIBUTIONS, by the percentages in the following chart, for the Added Value Option you select.

ADDED VALUE OPTION           MINIMUM PERCENTAGE          MAXIMUM PERCENTAGE
------------------           ------------------          ------------------
 1%                            .145%                        .182%
 2%                            .290%                        .364%
 3%                            .435%                        .546%
 4%                            .580%                        .728%
 5%                            .725%                        .910%

Death Benefit Options (charges are assessed to the Separate Account only)

You may choose among three death benefits as a replacement for the standard death benefit. The annual fees for the optional death benefits are:

Option A                                                          0.15%
Total Variable Account Charges with Option A                      1.15%

Option B                                                          0.30%
Total Variable Account Charges with Option B                      1.30%

Option C                                                          0.35%
Total Variable Account Charges with Option C                      1.35%

Enhanced Earnings Benefit (charges are assessed to both the Separate and Fixed Accounts)

ISSUE AGE                                                         ANNUAL COST
---------                                                         -----------
0-59                                                                 .20%
Total Variable Account Charges with EEB                             1.20%

60-69                                                                .40%
Total Variable Account Charges with EEB                             1.40%

70- 79                                                               .50%
Total Variable Account Charges with EEB                             1.50%

RECAPTURE OF THE ADDED VALUE OPTION

If you select the Added Value Option, and you make any withdrawal in excess of the 10% free withdrawal, all or part of the Added Value Option will be recaptured by us and not distributed. The chart below shows what portion of the Added Value Option originally credited will be recaptured in the case of a partial surrender in excess of the free withdrawal amount or a complete surrender. For a partial withdrawal in excess of the free withdrawal provision or a complete surrender, the factors in the chart will be applied to a percentage of the amount credited, where the percentage equals the amount subject to a withdrawal charge divided by the account value at the time of withdrawal. The amount recaptured is based upon the year the withdrawal is taken. The total amount recaptured will never exceed what was credited.

          POLICY YEAR              AMOUNT OF ADDED VALUE OPTION RECAPTURED
          ----------------------------------------------------------------
                   1                                100%
                   2                                 85%
                   3                                 65%
                   4                                 55%
                   5                                 40%
                   6                                 25%
                   7                                 10%
                   8                                  0%

For an additional charge, the following options are available to contract purchasers. These options must be elected at the time of application and will replace or supplement standard contract benefits. Charges for the optional benefits are in addition to the standard variable account charges. Be sure you understand the charges. Carefully consider whether you need the benefit. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate policy. Please note that the fees for the optional contract features are assessed against the variable and fixed accounts.

ADDED VALUE OPTION

For any premium payments made to the contract within the first 12 months the contract is in effect, Integrity will credit from 1% up to 5% of premium payments made into the annuity. For example, if $50,000 is deposited into the annuity in the first 12 months, and the 3% Added Value Option is selected, Integrity will credit $1500 to your ACCOUNT VALUE. At ages 0-75 all five options are available. At ages 76-79 only the 1%-3% option is available. At age 80 and above the Added Value Option is not available.

The charge is .15% annually for each percentage of Added Value Option requested. For example, if the 3% option is selected, the annual charge will be .45%. This charge is subject to a minimum and maximum dollar amount. This charge is assessed quarterly to both the variable and fixed accounts and will be assessed against subsequent contributions that do not receive any Added Value Option credit when deposited. Integrity will discontinue deducting the charges seven years from the date the contract was issued. Some or all of the Added Value Option will be recaptured by the company when total or partial withdrawals are taken out of the contract. See Section 1, "Table of Fees and Expenses," and for details on the recapture Section 4, "Recapture of Added Value Option."

Integrity uses this charge as well as a portion of the early withdrawal charges and mortality and expense risk charges to recover the cost of providing the Added Value Option. Integrity intends to make a profit from these charges. Under certain circumstances, such as periods of poor market performance, the cost associated with the Added Value Option may exceed the sum of the Added Value Option and any related earnings. Generally, if the average annual investment performance exceeds the percentages listed below, you will benefit from having the Added Value Option. Generally, if the average annual investment performance is below the percentages listed below, or you invest substantially in the fixed accounts, you will not benefit from the Added Value Option. The approximate average annual investment performance threshold needed to benefit from the Added Value Option is as follows:

           AVO SELECTED             APPROXIMATE AVERAGE ANNUAL INVESTMENT PERFORMANCE THRESHOLD
           ------------             -----------------------------------------------------------
               1%                                  7.10%
               2%                                  7.45%
               3%                                  7.80%
               4%                                  8.15%
               5%                                  8.50%

Please see Appendix C for some additional examples of how market growth can affect the benefit of the Added Value Option. The Added Value Option will generally not benefit purchasers who invest substantially in the fixed account or who intend to take withdrawals in excess of the 10% free withdrawal.

The Added Value Option may not be available in all states.

DEATH BENEFIT OPTIONS

Any of the following options may be elected when the contract is purchased. These options may not be cancelled once the contract is issued. They may not be added after the contract is issued. Reductions in death benefits due to withdrawals are calculated on a pro-rata basis with respect to the Account Value at the time of withdrawal.

OPTION A (Highest Anniversary)

For issue ages up to and including age 75, the death benefit will be the greater of:
     c. highest account value on any contract anniversary before age 81, plus any subsequent contributions, minus an adjustment for any subsequent withdrawals; or
     d.   the standard contract death benefit.

This option is not available for issue ages of 76 or older.

The fee for this option is .15% annually and is assessed for the life of the contract. The fee is assessed quarterly.

OPTION B (Roll Up)

For issue ages up to and including age 75, the death benefit will be the greater of:
     a. total contributions, minus an adjustment for any subsequent withdrawals, accumulated at an annual growth rate of 5% from the date of each contribution or withdrawal. The growth rate of 5% will stop accruing at the earlier of age 81 or when the accumulated amount reaches 200% of the sum of contributions minus an adjustment for withdrawals; or
     b.   The standard contract death benefit.

This option is not available for issue ages of 76 or older.

The fee for this option is .30% annually and is assessed for the life of the contract. The fee is assessed quarterly.

OPTION C (Greater of Highest Anniversary or Roll Up)

For issue ages up to and including age 75, the death benefit will be the greatest of:
     a.   the death benefit if Option A had been chosen; or
     b.   the death benefit if Option B had been chosen; or
     c.   the standard contract death benefit.

This option is not available for issue ages of 76 or older.

The fee for this option is .35% annually and is assessed for the life of the contract. The fee is assessed quarterly.

Not all death benefit options may be available in all states.

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2003

The Touchstone International Equity Fund is available as an investment option. However, effective May 1, 2003 it is closed to new contributions.

APPENDIX A

FINANCIAL INFORMATION FOR SEPARATE ACCOUNT I

The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period.

                                                   2003           2002           2001           2000         INCEPTION
                                                   ----           ----           ----           ----         ---------
FIDELITY VIP INDEX 500
Unit value at beginning of period              $       6.45   $       8.40              -              -   $      10.00
Unit value at end of period                    $       8.18   $       6.45   $       8.40
Number of units outstanding at end of period        283,852        275,297        250,833
PUTNAM VT INTERNATIONAL EQUITY
Unit value at beginning of period              $       6.58   $       8.07              -              -   $      10.00
Unit value at end of period                    $       8.37   $       6.58   $       8.07
Number of units outstanding at end of period         59,562         60,335         17,634
TOUCHSTONE BARON SMALL CAP
Unit value at beginning of period              $       8.59   $      10.11              -              -   $      10.00
Unit value at end of period                    $      11.35   $       8.59   $      10.11
Number of units outstanding at end of period        173,930        109,315         34,150
TOUCHSTONE THIRD AVENUE VALUE
Unit value at beginning of period              $       8.85   $      10.83              -              -   $      10.00
Unit value at end of period                    $      12.29   $       8.85   $      10.83
Number of units outstanding at end of period        455,925        373,765        185,592
TOUCHSTONE BALANCED FUND
Unit value at beginning of period              $       9.11   $      10.13              -              -   $      10.00
Unit value at end of period                    $      10.97   $       9.11   $      10.13
Number of units outstanding at end of period        168,504        110,336         45,628
TOUCHSTONE CORE BOND FUND
Unit value at beginning of period              $      11.10   $      10.39              -              -   $      10.00
Unit value at end of period                    $      11.38   $      11.10   $      10.39
Number of units outstanding at end of period        223,975        244,737        128,053
TOUCHSTONE EMERGING GROWTH FUND
Unit value at beginning of period              $       7.49   $       9.73              -              -   $      10.00
Unit value at end of period                    $      10.91   $       7.49   $       9.73
Number of units outstanding at end of period        225,905        156,067         15,467
TOUCHSTONE DIVIDEND ENHANCED 30 FUND
Unit value at beginning of period              $       7.17   $       9.37              -              -   $      10.00
Unit value at end of period                    $       9.36   $       7.17   $       9.37
Number of units outstanding at end of period         16,790         11,724          4,640
TOUCHSTONE GROWTH & INCOME FUND
Unit value at beginning of period              $       7.87   $       9.34              -              -   $      10.00
Unit value at end of period                    $      10.35   $       7.87   $       9.34
Number of units outstanding at end of period         59,885         35,269          3,976
TOUCHSTONE GROWTH/VALUE FUND
Unit value at beginning of period              $       5.60   $       8.89              -              -   $      10.00
Unit value at end of period                               -   $       5.60   $       8.89
Number of units outstanding at end of period              -        108,115         29,518
TOUCHSTONE HIGH YIELD FUND
Unit value at beginning of period              $      10.26   $      10.07              -              -   $      10.00
Unit value at end of period                    $      12.59   $      10.26   $      10.07
Number of units outstanding at end of period         74,122        147,568          5,546
TOUCHSTONE INTERNATIONAL EQUITY FUND
Unit value at beginning of period              $       6.61   $       8.74              -              -   $      10.00
Unit value at end of period                               -   $       6.61   $       8.74

                                                   2003           2002           2001           2000         INCEPTION
                                                   ----           ----           ----           ----         ---------
Number of units outstanding at end of period              -         14,916          3,581
TOUCHSTONE LARGE CAP GROWTH FUND
Unit value at beginning of period              $       6.28   $       9.68   $       9.68              -   $      10.00
Unit value at end of period                               -   $       6.28          1,006
Number of units outstanding at end of period              -         21,876
TOUCHSTONE MONEY MARKET FUND
Unit value at beginning of period              $      10.16   $      10.10              -              -   $      10.00
Unit value at end of period                    $      10.16   $      10.16   $      10.10
Number of units outstanding at end of period         17,893         51,409         20,632
TOUCHSTONE VALUE PLUS FUND
Unit value at beginning of period              $       7.03   $       9.69              -              -   $      10.00
Unit value at end of period                    $       9.03   $       7.03   $       9.69
Number of units outstanding at end of period        168,626         28,640          8,277
TOUCHSTONE SMALL CAP VALUE
Unit value at beginning of period              $       8.15              -              -              -   $      10.00
Unit value at end of period                               -   $       8.15
Number of units outstanding at end of period              -         26,796
TOUCHSTONE LARGE CAP VALUE
Unit value at beginning of period              $       5.65              -              -              -   $      10.00
Unit value at end of period                    $       7.40
Number of units outstanding at end of period        203,284
SCUDDER VIT EAFE EQUITY INDEX - CLASS B
Unit value at beginning of period              $       7.92              -              -              -   $      10.00
Unit value at end of period                    $      10.42   $       7.92
Number of units outstanding at end of period          7,146          1,919

APPENDIX B

ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

Contribution:              $50,000.00

GRO Account duration:      7 Years

Guaranteed Interest Rate:  5% Annual Effective Rate

The following examples illustrate how the Market Value Adjustment and the contingent withdrawal charge may affect the values of a contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the same rate used in the Example under "Table of Annual Fees and Expenses" in this Prospectus. In these examples, the withdrawal occurs at the end of the three year period after the initial contribution. The Market Value Adjustment operates in a similar manner for transfers. Contingent withdrawal charges don't apply to transfers. A $30 administrative fee is assessed annually.

The GRO Value for this $50,000 contribution is $70,110.76 at the expiration of the GRO Account. After three years, the GRO Value is $57,786.68. It is also assumed for these examples that you haven't made any prior partial withdrawals or transfers.

The Market Value Adjustment will be based on the rate we are crediting (at the time of the withdrawal) on new contributions to GRO Accounts of the same duration as the time remaining in your GRO Account, rounded to the next lower number of complete months. If we don't declare a rate for the exact time remaining, we'll use a formula to find a rate using GRO Accounts of durations closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Account. These examples also show the withdrawal charge, which would be calculated separately.

EXAMPLE OF A DOWNWARD MARKET VALUE ADJUSTMENT:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased three years after the initial contribution and that at that time, we're crediting 6.25% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the above formula would be:

    -0.0551589 = [(1 + .05)(TO THE POWER OF 48/12) / (1 + .0625 + .0025)(TO THE POWER OF 48/12)] - 1

The Market Value Adjustment is a reduction of $3,187.45 from the GRO Value:

    -$3,187.45= -0.0551589 X 57,786.68

The Market Adjusted Value would be:

    $54,599.23= 57,786.68-3,187.45

A withdrawal charge of 7% would be assessed against the $50,000 original contribution:

    $3,500= 50,000 X .07

Thus, the amount payable on a full withdrawal would be:

    $51,099.23 = 57,786.68 - 3,187.45 - 3,500

If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:

    $5,778.67 = 57,786.68 X .10

    Free Amount = $5,778.67

The non-free amount would be:

    $14,221.33 = 20,000 - 5,778.67

The Market Value Adjustment, which is only applicable to the non-free amount, would be

    - 784.43 = -0.0551589 X 14,221.33

The withdrawal charge would be:

    $1,129.47 = [(14,221.33 + 784.43)/(1-.07)] - (14,221.33 + 784.43)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

    $21,913.90 = 20,000 + 784.43 + 1,129.47

The ending Account Value would be:

    $35,872.78 = 57,786.68 - 21,913.90

EXAMPLE OF AN UPWARD MARKET VALUE ADJUSTMENT:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we're crediting 4% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the formula set forth in the prospectus, would be:

    .0290890 = [(1 + .05)(TO THE POWER OF 48/12) / (1 + .04 + .0025)(TO THE POWER OF 48/12)] - 1

The Market Value Adjustment is an increase of $1,680.96 to the GRO Value:

    $1,680.96 = 0.0290890 X 57,786.68

The Market Adjusted Value would be:

    $59,467.64 = 57,786.68 + 1,680.96

A withdrawal charge of 7% would be assessed against the $50,000 original contribution:

    $3,500 = 50,000 X .07

Thus, the amount payable on a full withdrawal would be:

    $55,967.64 = 57,786.68 = 1,680.96 + 3,500

If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:

    Free Amount = $ 5,788.67

    Non-Free Amount = $14,221.33

The Market Value Adjustment would be:

    $413.68 = 0.0290890 X 14,221.33

The withdrawal charge would be:

    $1,039.29 = [(14,221.33 - 413.68)/(1-.07)] - (14,221.33 - 413.68)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

    $20,625.60 = 20,000 - 413.68 + 1,039.29

The ending Account Value would be:

    $37,161.08 = 57,786.68 - 20,625.60

Actual Market Value Adjustments may have a greater or lesser impact than shown in the examples, depending on the actual change in interest crediting rate and the timing of the withdrawal or transfer in relation to the time remaining in the GRO Account. Also, the Market Value Adjustment can never decrease the Account Value below your Minimum Value, before any applicable charges.

The above examples will be adjusted to comply with applicable state regulation requirements for contracts issued in certain states.

APPENDIX C

The following are some additional examples of how the Enhanced Earnings Benefit ("EEB") will be calculated and paid along with other contract features.

A.  EEB with Death Benefit Option A (Highest Anniversary)

    Net Premium = $50,000
    Account Value upon presentation of proof of death = $60,000
    Highest Anniversary Value = $70,000
    Gain = $10,000 ($60,000 - $50,000)
    Assume a 40% benefit based on issue age
    EEB Benefit = $4,000 (40% X $10,000)
    Total Payment to Beneficiaries $74,000 ($70,000 + $4,000)

APPENDIX D

Table of Contents of Statement of Additional Information

Part 1 - Integrity and Custodian
Part 2 - Distribution of the Contracts
Part 3 - Performance Information
Part 4 - Determination of Accumulation Values
Part 5 - Tax Favored Retirement Programs
Part 6 - Financial Statements

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office
Integrity Life Insurance Company
P.O. Box 740075
Louisville, KY  40201-7475
ATTN: Request for SAI of Separate Account I (Touchstone Choice)

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2004

                                       FOR

                                TOUCHSTONE CHOICE

                        FLEXIBLE PREMIUM VARIABLE ANNUITY

                                    ISSUED BY

                        INTEGRITY LIFE INSURANCE COMPANY

                                       AND

                      FUNDED THROUGH ITS SEPARATE ACCOUNT I


                                TABLE OF CONTENTS

                                                                        PAGE
Part 1 - Integrity and Custodian                                        2
Part 2 - Distribution of the Contracts                                  2
Part 3 - Performance Information                                        3
Part 4 - Determination of Accumulation Values                           7
Part 5 - Tax Favored Retirement Programs.                               7
Part 6 - Financial Statements                                           9

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated May 1, 2004. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company ("Integrity"), P.O. Box 740075, Louisville, Kentucky 40201-7475, or by calling 1-800-325-8583.

PART 1 - INTEGRITY AND CUSTODIAN

Integrity Life Insurance Company is an Ohio stock life insurance company organized in 1966 that sells life insurance and annuities. Its principal executive offices are located at 551 West Market Street, Louisville, Kentucky 40202. Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S"), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888. Until March 3, 2000, Integrity was an indirect wholly owned subsidiary of ARM Financial Group, Inc. ("ARM").

Integrity is the custodian for the shares of the Funds owned by the Separate Account. The Funds' shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of Integrity, as determined by A.M. Best Company, Moody's Investor Service, Standard & Poor's Corporation, Duff & Phelps Corporation, or other recognized rating services. However, Integrity doesn't guarantee the investment performance of the portfolios, and these ratings don't reflect protection against investment risk.

TAX STATUS OF INTEGRITY

Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the CODE). Since the Separate Account isn't a separate entity from Integrity and its operations form a part of Integrity, it isn't taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the accumulation value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, isn't taxed to Integrity. Integrity can make a tax deduction if federal tax laws change to include these items in our taxable income.

PART 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc. ("Touchstone Securities"), 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, and indirect subsidiary of W&S and an affiliate of Integrity, is the principal underwriter of the contracts. Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. The contracts are offered through Touchstone Securities on a continuous basis.

We generally pay a maximum distribution allowance of 7.5% of initial contribution and 7% of additional contributions, plus .50% trail commission paid on Account Value after the 8th Contract Year. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $19,514,638 in 2003, $22,871,629 in 2002 and $17,435,358 in 2001. The amount of distribution allowances paid to Touchstone Securities Between March 3, 2000 and December 31, 2000 was $844,084. The amount of distribution allowances paid to ARM securities Corporation, the principal underwriter for the contract prier to March 3, 2000, was $124,155 for the year ended December 31, 2000, $2,933,356 for the year ended December 31, 1999, $7,795,349 for the year ended December 31, 1998, and $6,750,503 for the year ended December 31, 1997. Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods.

PART 3 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its shares in advertisements or in information furnished to shareholders. The Money Market Option may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past and we can't guarantee that any historical results will continue.

TOTAL RETURNS

Total returns reflect all aspects of an Option's return, including the automatic reinvestment by the Option of all distributions and the deduction of all charges that apply to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values. For purposes of charges not based upon a percentage of contract values, an average account value of $50,000 will be used. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deductions of the contingent withdrawal charge, if they would apply. Any total return calculation will be based upon the assumption that the Option corresponding to the investment portfolio was in existence throughout the stated period and that the applicable contractual charges and expenses of the Option during the stated period were equal to those that currently apply under the contract. Total returns may be shown at the same time that do not take into account deduction of the contingent withdrawal charge, and/or the annual administrative charge.

AVERAGE ANNUAL TOTAL RETURNS are calculated by determining the growth or decline in value of a hypothetical historical investment in the Option over certain periods, including 1, 3, 5, and 10 years (up to the life of the Option), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the Option's performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period shown. Average annual returns are calculated pursuant to the following formula:
P(1+T)(TO THE POWER OF n) = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

CUMULATIVE TOTAL RETURNS are UNAVERAGED and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

YIELDS

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses or any contingent withdrawal charge. Yields are annualized and stated as a percentage.

CURRENT YIELD and EFFECTIVE YIELD are calculated for the VIP Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the BASE PERIOD), and stated as a percentage of the investment at the start of the base period (the BASE PERIOD RETURN). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = {(Base Period Return) + 1)(TO THE POWER OF 365/7)} - 1

PERFORMANCE COMPARISONS

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services (LIPPER) as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in LIPPER PERFORMANCE ANALYSIS. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as BARRON'S, BUSINESS WEEK, CDA TECHNOLOGIES, INC., CHANGING TIMES, CONSUMER'S DIGEST, DOW JONES INDUSTRIAL AVERAGE,

FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, GLOBAL INVESTOR, HULBERT'S FINANCIAL DIGEST, INSTITUTIONAL INVESTOR, INVESTORS DAILY, MONEY, MORNINGSTAR MUTUAL FUNDS, THE NEW YORK TIMES, PERSONAL INVESTOR, STANGER'S INVESTMENT ADVISER, VALUE LINE, THE WALL STREET JOURNAL, WIESENBERGER INVESTMENT COMPANY SERVICE AND USA TODAY.

The performance figures described above may also be used to compare the performance of an Option's shares against certain widely recognized standards or indices for stock and bond market performance. The following are the indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include 400 industrial, 60 transportation and 50 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International World Index - An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

The Lehman Brothers Government Bond Index (the LEHMAN GOVERNMENT INDEX) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the LEHMAN
GOVERNMENT/CORPORATE INDEX) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (INVESTMENT GRADE) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the LEHMAN GOVERNMENT/ CORPORATE INTERMEDIATE INDEX) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and 9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the VALUE LINE INVESTMENT SURVEY.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers' World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollars, UK pounds sterling, Canadian dollars, Japanese yen, Swiss francs, French francs, German deutsche mark and Netherlands guilder.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or grater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year. SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index, which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

STOCKS, BONDS, BILLS AND INFLATION, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation. Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Fund may also describe general economic and market conditions affecting the Options and may compare the performance of the Options with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this Statement of Additional Information, or (4) data developed by Integrity or any of the Sub-Advisers derived from such indices or averages.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

Integrity may from time to time use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We reserve the right to republish figures independently provided by Morningstar or any similar agency or service.

PART 4 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading. The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern time. Each Option's accumulation unit value is calculated separately. For all Options, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units. Securities are valued using the amortized cost method of valuation, which approximates market value. Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity. Cash, receivables and current payables are generally carried at their face value.

PART 5 - TAX FAVORED RETIREMENT PROGRAMS

The contracts described in the prospectus may be used in connection with certain tax-favored retirement programs, for groups and individuals. Following are brief descriptions of various types of qualified plans in connection with which Integrity may issue a contract. Integrity reserves the right to change its administrative rules, such as minimum contribution amounts, as needed to comply with the Code as to tax-favored retirement programs.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as a Traditional IRA. An individual who receives compensation and who has not reached age 70-1/2 by the end of the tax year may establish a Traditional IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Traditional IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may begin. An individual may also rollover amounts distributed from another Traditional IRA, Roth IRA or another tax-favored retirement program, including a governmental 457 plan, to a Traditional IRA contract. Your Traditional IRA contract will be issued with a rider outlining the special terms of your contract that apply to Traditional IRAs. Any amendment made for the purpose of complying with provisions of the Code and related regulations may be made without the consent of the Owner. The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days from the date we mail the amendment to the Owner.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA. An individual who receives compensation may establish a Roth IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Roth IRAs are subject to limitations on the amount that may be contributed, the persons who are eligible to contribute, and on the time when a tax-favored distribution may begin. An individual may also rollover amounts distributed from another Roth IRA or Traditional IRA to a Roth IRA contract. Your Roth IRA contract will be issued with a rider outlining the special terms of your contract which apply to Roth IRAs. Any amendment made for the purpose of complying with provisions of the Code and related regulations may be made without the consent of the Owner. The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days from the date we mail the amendment to the Owner.

SIMPLE INDIVIDUAL RETIREMENT ANNUITIES

Currently, we do not issue Individual Retirement Annuities known as a "SIMPLE IRA" as defined in Section 408(p) of the Code.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of tax-sheltered annuities (TSA) by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. The contract is not intended to accept other than employee contributions. Such contributions are excluded from the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the TSA is limited to certain maximums imposed by Code sections 403(b), 415 and 402(g). Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment. Your contract will be issued with a rider outlining the special terms that apply to a TSA.

SIMPLIFIED EMPLOYEE PENSIONS

Section 408(k) of the Code allows employers to establish simplified employee pension plans (SEP-IRAs) for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. Employers intending to use the contract in connection with such plans should seek competent advice. The SEP-IRA will be issued with a rider outlining the special terms of the contract.

CORPORATE AND SELF-EMPLOYED (H.R. 10 AND KEOGH) PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contract in order to provide benefits under the plans. Employers intending to use the contract in connection with these plans should seek competent advice. The Company can request documentation to substantiate that a qualified plan exists and is being properly administered. Integrity does not administer such plans.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as Owner of the contract has the sole right to the proceeds of the contract. However, Section 457(g), as added by the Small Business and Jobs Protection Act (SBJPA) of 1996, provides that on and after August 20, 1996, a plan maintained by an eligible governmental employer must hold all assets and income of the plan in a trust, custodial account, or annuity contract for the exclusive benefit of participants and their beneficiaries. Plans in existence on August 20, 1996, should have established a trust, custodial account, or annuity contract by January 1, 1999. Loans to employees may be permitted under such plans; however, a Section 457 plan is not required to allow loans. Contributions to a contract in connection with an eligible government plan are subject to limitations. Those who intend to use the contracts in connection with such plans should seek competent advice. The Company can request documentation to substantiate that a qualified plan exists and is being properly administered. Integrity does not administer such plans.

DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMS

Distributions from tax-favored plans are subject to certain restrictions. Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70-1/2 or (ii) the calendar year in which the employee retires. Participants in Traditional IRAs or 5% owners must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70-1/2. Certain TSA funds can be deferred until age 75. Additional distribution rules apply after the participant's death. If you don't take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed. Owners of traditional IRAs and five percent owners must begin distributions by age 70-1/2.

The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution at age 70 1/2 for Roth IRAs.

Distributions from a tax-favored plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the distributee directs the transfer of such amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the distributee elects not to have withholding apply.

We are not permitted to make distributions from a contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the federal income tax consequences of the different types of tax-favored retirement plans which may be funded by the contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a plan and purchase of a contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

PART 6 - FINANCIAL STATEMENTS

Ernst & Young LLP, 250 East Fifth Street, Cincinnati, Ohio 45202 is our independent auditor and serves as independent auditor of the Separate Account. Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.

The financial statements of the Separate Account as of December 31, 2003, and for the periods indicated in the financial statements and the statutory basis financial statements of Integrity as of and for the years ended December 31, 2003 and 2002 included in this SAI have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports included herein.

The financial statements of Integrity should be distinguished from the financial statements of the Separate Account and should be considered only as they relate to the ability of Integrity to meet its obligations under the contract. They should not be considered as relating to the investment performance of the assets held in the Separate Account

                              Financial Statements

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                                DECEMBER 31, 2003

                       WITH REPORT OF INDEPENDENT AUDITORS

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                              Financial Statements

                                December 31, 2003

                                    CONTENTS

Report of Independent Auditors                                              1

Audited Financial Statements

Statement of Assets and Liabilities                                         2
Statement of Operations                                                    60
Statements of Changes in Net Assets                                       128
Notes to Financial Statements                                             215

                         Report of Independent Auditors

Contract Holders
     Separate Account I of Integrity Life Insurance Company
Board of Directors
     Integrity Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Separate Account I of Integrity Life Insurance Company, comprised of the separate account divisions described in Note 2, as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2003, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account I of Integrity Life Insurance Company at December 31, 2003, and the results of their operations and the changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


Cincinnati, Ohio                                     /s/ Ernst & Young LLP
April 16, 2004

            Separate Account I of Integrity Life Insurance Company

                      Statement of Assets and Liabilities

                               December 31, 2003

                                                                                                AFFILIATED
                                                                            ---------------------------------------------------
                                                                                TOUCHSTONE BARON           TOUCHSTONE BARON
                                                                                   SMALL CAP                  SMALL CAP
                                                                               (ANNUICHOICE(TM))           (IQ ANNUITY(TM))
                                                         TOTAL                      DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $            501,978,474    $              1,974,872   $              1,882,225

Receivable from (payable to) the
  general account of Integrity                                    15,162                        (766)                      (507)
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $            501,993,636    $              1,974,106   $              1,881,718
                                                ===============================================================================

Unit value                                                                  $                  11.35   $                  11.27
                                                                            ===================================================

Units outstanding                                                                            173,930                    166,967
                                                                            ===================================================

                                                                                  AFFILIATED
                                                -------------------------------------------------------------------------------
                                                    TOUCHSTONE BARON          TOUCHSTONE LARGE CAP       TOUCHSTONE LARGE CAP
                                                       SMALL CAP                     VALUE                      VALUE
                                                (GRANDMASTER FLEX3(TM))        (ANNUICHOICE(TM))           (IQ ANNUITY(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                670,195    $              1,503,723   $                569,630

Receivable from (payable to) the
  general account of Integrity                                      (220)                        579                       (224)
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                669,975    $              1,504,302   $                569,406
                                                ===============================================================================

Unit value                                      $                  10.49    $                   7.40   $                   7.37
                                                ===============================================================================

Units outstanding                                                 63,868                     203,284                     77,260
                                                ===============================================================================


SEE ACCOMPANYING NOTES.

                                                                                  AFFILIATED
                                                -------------------------------------------------------------------------------
                                                    TOUCHSTONE LARGE        TOUCHSTONE THIRD AVENUE        TOUCHSTONE THIRD
                                                       CAP VALUE                     VALUE                   AVENUE VALUE
                                                (GRANDMASTER FLEX3(TM))        (ANNUICHOICE(TM))           (IQ ANNUITY(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                476,187    $              5,601,120   $              6,031,612

Receivable from (payable to) the
  general account of Integrity                                      (170)                      2,198                      1,674
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                476,017    $              5,603,318   $              6,033,286
                                                ===============================================================================

Unit value                                      $                   9.91    $                  12.29   $                  11.11
                                                ===============================================================================

Units outstanding                                                 48,034                     455,925                    543,050
                                                ===============================================================================

                                                                    AFFILIATED
                                                ---------------------------------------------------
                                                    TOUCHSTONE THIRD
                                                      AVENUE VALUE             TOUCHSTONE BALANCED
                                                (GRANDMASTER FLEX3(TM))         (IQ ANNUITY(TM))
                                                        DIVISION                    DIVISION
                                                ---------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              1,608,325    $                850,842

Receivable from (payable to) the
  general account of Integrity                                       246                         (21)
                                                --------------------------------------- ------------

NET ASSETS                                      $              1,608,571    $                850,821
                                                =======================================-============

Unit value                                      $                  10.52    $                  10.92
                                                ====================================================

Units outstanding                                                152,906                      77,914
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                                  AFFILIATED
                                                -------------------------------------------------------------------------------
                                                  TOUCHSTONE BALANCED         TOUCHSTONE BALANCED        TOUCHSTONE CORE BOND
                                                   (ANNUICHOICE(TM))        (GRANDMASTER FLEX3(TM))        (IQ ANNUITY(TM))
                                                        DIVISION                   DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              1,848,453    $                295,317   $              1,136,839

Receivable from (payable to) the
  general account of Integrity                                        36                         118                        374
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $              1,848,489    $                295,435   $              1,137,213
                                                ===============================================================================

Unit value                                      $                  10.97    $                  10.89   $                  11.09
                                                ===============================================================================

Units outstanding                                                168,504                      27,129                    102,544
                                                ===============================================================================

                                                                     AFFILIATED
                                                ----------------------------------------------------
                                                  TOUCHSTONE CORE BOND        TOUCHSTONE CORE BOND
                                                   (ANNUICHOICE(TM))         (GRANDMASTER FLEX3(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              2,547,784    $                891,833

Receivable from (payable to) the
  general account of Integrity                                     1,052                         333
                                                ----------------------------------------------------

NET ASSETS                                      $              2,548,836    $                892,166
                                                ====================================================

Unit value                                      $                  11.38    $                  10.69
                                                ====================================================

Units outstanding                                                223,975                      83,458
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                                  AFFILIATED
                                                -------------------------------------------------------------------------------
                                                  TOUCHSTONE EMERGING         TOUCHSTONE EMERGING        TOUCHSTONE EMERGING
                                                         GROWTH                      GROWTH                     GROWTH
                                                    (IQ ANNUITY(TM))           (ANNUICHOICE(TM))       (GRANDMASTER FLEX3(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                593,378    $              2,465,383   $              1,471,833

Receivable from (payable to) the
  general account of Integrity                                        37                        (759)                       566
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                593,415    $              2,464,624   $              1,472,399
                                                ===============================================================================

Unit value                                      $                  11.22    $                  10.91   $                  11.08
                                                ===============================================================================

Units outstanding                                                 52,889                     225,905                    132,888
                                                ===============================================================================

                                                                     AFFILIATED
                                                ----------------------------------------------------
                                                  TOUCHSTONE ENHANCED         TOUCHSTONE ENHANCED
                                                      DIVIDEND 30                 DIVIDEND 30
                                                    (IQ ANNUITY(TM))           (ANNUICHOICE(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                212,117    $                157,192

Receivable from (payable to) the
  general account of Integrity                                        52                         (38)
                                                ----------------------------------------------------

NET ASSETS                                      $                212,169    $                157,154
                                                ====================================================

Unit value                                      $                   9.46    $                   9.36
                                                ====================================================

Units outstanding                                                 22,428                      16,790
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                                  AFFILIATED
                                                -------------------------------------------------------------------------------
                                                  TOUCHSTONE ENHANCED         TOUCHSTONE GROWTH &        TOUCHSTONE GROWTH &
                                                      DIVIDEND 30                   INCOME                     INCOME
                                                (GRANDMASTER FLEX3(TM))        (IQ ANNUITY(TM))          (ANNUICHOICE(TM))
                                                        DIVISION                   DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                719,904    $                391,321   $                619,795

Receivable from (payable to) the
  general account of Integrity                                       (57)                         33                         15
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                719,847    $                391,354   $                619,810
                                                ===============================================================================

Unit value                                      $                  10.02    $                  10.57   $                  10.35
                                                ===============================================================================

Units outstanding                                                 71,841                      37,025                     59,885
                                                ===============================================================================

                                                                    AFFILIATED
                                                ----------------------------------------------------
                                                  TOUCHSTONE GROWTH &           TOUCHSTONE HIGH
                                                        INCOME                       YIELD
                                                (GRANDMASTER FLEX3(TM))         (IQ ANNUITY(TM))
                                                       DIVISION                     DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                183,215    $              1,634,434

Receivable from (payable to) the
  general account of Integrity                                       (60)                       (371)
                                                ----------------------------------------------------

NET ASSETS                                      $                183,155    $              1,634,063
                                                ====================================================

Unit value                                      $                  10.46    $                  12.32
                                                ====================================================

Units outstanding                                                 17,510                     132,635
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                                 AFFILIATED
                                                -------------------------------------------------------------------------------
                                                    TOUCHSTONE HIGH            TOUCHSTONE HIGH            TOUCHSTONE MONEY
                                                         YIELD                      YIELD                      MARKET
                                                   (ANNUICHOICE(TM))       (GRANDMASTER FLEX3(TM))        (IQ ANNUITY(TM))
                                                        DIVISION                   DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                933,021    $              2,004,622   $                334,359

Receivable from (payable to) the
  general account of Integrity                                       175                         446                         79
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                933,196    $              2,005,068   $                334,438
                                                ===============================================================================

Unit value                                      $                  12.59    $                  12.00   $                  10.02
                                                ===============================================================================

Units outstanding                                                 74,122                     167,089                     33,377
                                                ===============================================================================

                                                                    AFFILIATED
                                                ----------------------------------------------------
                                                    TOUCHSTONE MONEY           TOUCHSTONE MONEY
                                                         MARKET                     MARKET
                                                   (ANNUICHOICE(TM))        (GRANDMASTER FLEX3(TM))
                                                        DIVISION                   DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                181,843    $                 86,352

Receivable from (payable to) the
  general account of Integrity                                       (50)                         46
                                                ----------------------------------------------------

NET ASSETS                                      $                181,793    $                 86,398
                                                ====================================================

Unit value                                      $                  10.16    $                   9.94
                                                ====================================================

Units outstanding                                                 17,893                       8,692
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                                  AFFILIATED
                                                -------------------------------------------------------------------------------
                                                    TOUCHSTONE VALUE            TOUCHSTONE VALUE          TOUCHSTONE VALUE
                                                          PLUS                        PLUS                      PLUS
                                                    (IQ ANNUITY(TM))           (ANNUICHOICE(TM))       (GRANDMASTER FLEX3(TM))
                                                        DIVISION                    DIVISION                  DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                825,161    $              1,523,118   $                420,630

Receivable from (payable to) the
  general account of Integrity                                      (270)                       (425)                       137
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                824,891    $              1,522,693   $                420,767
                                                ===============================================================================

Unit value                                      $                   8.93    $                   9.03   $                   9.70
                                                ===============================================================================

Units outstanding                                                 92,373                     168,626                     43,378
                                                ===============================================================================

                                                                    AFFILIATED
                                                ----------------------------------------------------
                                                   TOUCHSTONE MONEY
                                                        MARKET              TOUCHSTONE BALANCED
                                                  (GRANDMASTER(TM))          (PINNACLEPLUS(TM))
                                                       DIVISION                   DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $             12,230,053    $                 17,695

Receivable from (payable to) the
  general account of Integrity                                      (422)                          -
                                                ----------------------------------------------------

NET ASSETS                                      $             12,229,631    $                 17,695
                                                ====================================================

Unit value                                      $                   9.97    $                  10.95
                                                ====================================================

Units outstanding                                              1,226,643                       1,616
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                                  AFFILIATED
                                                -------------------------------------------------------------------------------
                                                    TOUCHSTONE BARON            TOUCHSTONE CORE          TOUCHSTONE EMERGING
                                                       SMALL CAP                     BOND                      GROWTH
                                                   (PINNACLEPLUS(TM))         (PINNACLEPLUS(TM))         (PINNACLEPLUS(TM))
                                                        DIVISION                   DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                 20,519    $                 33,994   $                 25,280

Receivable from (payable to) the
  general account of Integrity                                         4                          18                         12
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                 20,523    $                 34,012   $                 25,292
                                                ===============================================================================

Unit value                                      $                  11.04    $                   9.98   $                  11.57
                                                ===============================================================================

Units outstanding                                                  1,859                       3,408                      2,186
                                                ===============================================================================

                                                                     AFFILIATED
                                                ----------------------------------------------------
                                                  TOUCHSTONE GROWTH &           TOUCHSTONE HIGH
                                                        INCOME                      YIELD
                                                  (PINNACLEPLUS(TM))           (PINNACLEPLUS(TM))
                                                       DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                 60,124    $                173,722

Receivable from (payable to) the
  general account of Integrity                                       (19)                        (80)
                                                ----------------------------------------------------

NET ASSETS                                      $                 60,105    $                173,642
                                                ====================================================

Unit value                                      $                  11.39    $                  10.55
                                                ====================================================

Units outstanding                                                  5,277                      16,459
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                                  AFFILIATED
                                                -------------------------------------------------------------------------------
                                                    TOUCHSTONE LARGE            TOUCHSTONE THIRD           TOUCHSTONE VALUE
                                                       CAP GROWTH                 AVENUE VALUE                   PLUS
                                                   (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))         (PINNACLEPLUS(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                 23,943    $                 76,844   $                  3,361

Receivable from (payable to) the
  general account of Integrity                                       (10)                          3                         (4)
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                 23,933    $                 76,847   $                  3,357
                                                ===============================================================================

Unit value                                      $                  11.07    $                  11.97   $                  11.08
                                                ===============================================================================

Units outstanding                                                  2,162                       6,420                        303
                                                ===============================================================================

                                                                   NON-AFFILIATED
                                                ----------------------------------------------------

                                                        JPM BOND                    JPM BOND
                                                (GRANDMASTER FLEX3(TM))            (IQ3(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              1,523,069    $              2,017,893

Receivable from (payable to) the
  general account of Integrity                                      (232)                       (288)
                                                ----------------------------------------------------

NET ASSETS                                      $              1,522,837    $              2,017,605
                                                ====================================================

Unit value                                      $                  10.81    $                  10.82
                                                ====================================================

Units outstanding                                                140,873                     186,470
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                                 NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                                               JPM INTERNATIONAL          JPM INTERNATIONAL
                                                        JPM BOND                 OPPORTUNITIES              OPPORTUNITIES
                                                   (ANNUICHOICE(TM))        (GRANDMASTER FLEX3(TM))           (IQ3(TM))
                                                        DIVISION                   DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              1,243,038    $                174,309   $                217,419

Receivable from (payable to) the
  general account of Integrity                                       274                          57                        (37)
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $              1,243,312    $                174,366   $                217,382
                                                ===============================================================================

Unit value                                      $                  10.88    $                  10.21   $                  10.41
                                                ===============================================================================

Units outstanding                                                114,275                      17,078                     20,882
                                                ===============================================================================

                                                                   NON-AFFILIATED
                                                ----------------------------------------------------
                                                   JPM INTERNATIONAL
                                                     OPPORTUNITIES             JPM MID CAP VALUE
                                                   (ANNUICHOICE(TM))        (GRANDMASTER FLEX3(TM))
                                                       DIVISION                   DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                 22,944    $                494,241

Receivable from (payable to) the
  general account of Integrity                                         7                         194
                                                ----------------------------------------------------

NET ASSETS                                      $                 22,951    $                494,435
                                                ====================================================

Unit value                                      $                  10.66    $                  11.61
                                                ====================================================

Units outstanding                                                  2,153                      42,587
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                                NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                                                                           VAN KAMPEN UIF
                                                                                                          EMERGING MARKETS
                                                   JPM MID CAP VALUE          JPM MID CAP VALUE                 DEBT
                                                       (IQ3(TM))              (ANNUICHOICE(TM))       (GRANDMASTER FLEX3(TM))
                                                       DIVISION                   DIVISION                    DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                666,415    $                341,177   $                175,051

Receivable from (payable to) the
  general account of Integrity                                       174                          12                         19
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                666,589    $                341,189   $                175,070
                                                ===============================================================================

Unit value                                      $                  11.75    $                  11.83   $                  12.79
                                                ===============================================================================

Units outstanding                                                 56,731                      28,841                     13,688
                                                ===============================================================================

                                                                   NON-AFFILIATED
                                                ----------------------------------------------------
                                                     VAN KAMPEN UIF             VAN KAMPEN UIF
                                                    EMERGING MARKETS           EMERGING MARKETS
                                                         DEBT                       DEBT
                                                       (IQ3(TM))              (ANNUICHOICE(TM))
                                                        DIVISION                  DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                608,725    $                286,443

Receivable from (payable to) the
  general account of Integrity                                       (90)                        (95)
                                                ----------------------------------------------------

NET ASSETS                                      $                608,635    $                286,348
                                                ====================================================

Unit value                                      $                  12.87    $                  12.93
                                                ====================================================

Units outstanding                                                 47,291                      22,146
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                                 NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                     VAN KAMPEN UIF              VAN KAMPEN UIF               VAN KAMPEN
                                                    U.S. REAL ESTATE            U.S. REAL ESTATE         UIF U.S. REAL ESTATE
                                                (GRANDMASTER FLEX3(TM))            (IQ3(TM))              (ANNUICHOICE(TM))
                                                        DIVISION                    DIVISION                  DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              1,327,099    $              1,277,633   $              1,592,803

Receivable from (payable to) the
  general account of Integrity                                       363                         302                         25
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $              1,327,462    $              1,277,935   $              1,592,828
                                                ===============================================================================

Unit value                                      $                  12.49    $                  12.17   $                  12.45
                                                ===============================================================================

Units outstanding                                                106,282                     105,007                    127,938
                                                ===============================================================================

                                                                  NON-AFFILIATED
                                                ----------------------------------------------------
                                                                                VAN KAMPEN UIF
                                                     VAN KAMPEN LIT             EMERGING MARKETS
                                                        COMSTOCK                     EQUITY
                                                 (GRANDMASTER FLEX3(TM))     (GRANDMASTER FLEX3(TM))
                                                       DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                529,324    $                131,541

Receivable from (payable to) the
  general account of Integrity                                        27                          11
                                                ----------------------------------------------------

NET ASSETS                                      $                529,351    $                131,552
                                                ====================================================

Unit value                                      $                  12.23    $                  14.36
                                                ====================================================

Units outstanding                                                 43,283                       9,161
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                          INITIAL CLASS NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                    VIP HIGH INCOME            VIP EQUITY-INCOME              VIP GROWTH
                                                   (GRANDMASTER(TM))           (GRANDMASTER(TM))          (GRANDMASTER(TM))
                                                        DIVISION                   DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $             14,456,562    $             46,749,031   $             34,229,138

Receivable from (payable to) the
  general account of Integrity                                    (1,823)                     (3,393)                    (2,999)
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $             14,454,739    $             46,745,638   $             34,226,139
                                                ===============================================================================

Unit value                                      $                  14.84    $                  42.52   $                  49.78
                                                ===============================================================================

Units outstanding                                                974,039                   1,099,380                    687,548
                                                ===============================================================================

                                                             INITIAL CLASS NON-AFFILIATED
                                                ----------------------------------------------------
                                                                                VIP II INVESTMENT
                                                      VIP OVERSEAS                 GRADE BOND
                                                    (GRANDMASTER(TM))           (GRANDMASTER(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $             11,055,335    $             18,341,996

Receivable from (payable to) the
  general account of Integrity                                     2,551                      (1,107)
                                                ----------------------------------------------------

NET ASSETS                                      $             11,057,886    $             18,340,889
                                                ====================================================

Unit value                                      $                  21.38    $                  27.71
                                                ====================================================

Units outstanding                                                517,207                     661,887
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                          INITIAL CLASS NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                   VIP II INVESTMENT
                                                       GRADE BOND             VIP II ASSET MANAGER         VIP II INDEX 500
                                                    (IQ ANNUITY(TM))           (GRANDMASTER(TM))          (GRANDMASTER(TM))
                                                        DIVISION                   DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              2,444,304    $             18,514,793   $             25,306,949

Receivable from (payable to) the
  general account of Integrity                                      (856)                        483                     (2,913)
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $              2,443,448    $             18,515,276   $             25,304,036
                                                ===============================================================================

Unit value                                      $                  13.19    $                  30.12   $                  25.54
                                                ===============================================================================

Units outstanding                                                185,250                     614,717                    990,761
                                                ===============================================================================

                                                               INITIAL CLASS NON-AFFILIATED
                                                ----------------------------------------------------
                                                                                  VIP II ASSET
                                                     VIP II INDEX 500           MANAGER: GROWTH
                                                     (IQ ANNUITY(TM))          (GRANDMASTER(TM))
                                                        DIVISION                   DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              1,955,627    $              5,113,554

Receivable from (payable to) the
  general account of Integrity                                       580                       1,189
                                                ----------------------------------------------------

NET ASSETS                                      $              1,956,207    $              5,114,743
                                                ====================================================

Unit value                                      $                   8.50    $                  18.53
                                                ====================================================

Units outstanding                                                230,142                     276,025
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                       INITIAL CLASS NON-AFFILIATED
                                        ------------------------------------------------------------------------------------------
                                                                  VIP III GROWTH                                VIP III GROWTH &
                                         VIP II CONTRAFUND        OPPORTUNITIES          VIP III BALANCED            INCOME
                                         (GRANDMASTER(TM))      (GRANDMASTER(TM))       (GRANDMASTER(TM))      (GRANDMASTER(TM))
                                              DIVISION               DIVISION                DIVISION               DIVISION
                                        ------------------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)      $         31,156,477   $          3,870,441    $          3,155,436   $          8,077,312

Receivable from (payable to) the
  general account of Integrity                         4,006                 (1,313)                    223                 (2,027)
                                        ------------------------------------------------------------------------------------------

NET ASSETS                              $         31,160,483   $          3,869,128    $          3,155,659   $          8,075,285
                                        ==========================================================================================

Unit value                              $              28.10   $              10.26    $              13.00   $              14.33
                                        ==========================================================================================

Units outstanding                                  1,108,914                377,108                 242,743                563,523
                                        ==========================================================================================

                                            SERVICE CLASS
                                             AFFILIATED
                                        --------------------
                                          TOUCHSTONE MONEY
                                               MARKET
                                         (PINNACLEPLUS(TM))
                                              DIVISION
                                        --------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)      $            263,949

Receivable from (payable to) the
  general account of Integrity                             5
                                        --------------------

NET ASSETS                              $            263,954
                                        ====================

Unit value                              $               9.95
                                        ====================

Units outstanding                                     26,528
                                        ====================

SEE ACCOMPANYING NOTES.

                                                                           SERVICE CLASS AFFILIATED
                                                -------------------------------------------------------------------------------
                                                    TOUCHSTONE MONEY           TOUCHSTONE MONEY           TOUCHSTONE MONEY
                                                         MARKET                     MARKET                     MARKET
                                                (GRANDMASTER FLEX3(TM))        (IQ ANNUITY(TM))          (ANNUICHOICE(TM))
                                                        DIVISION                   DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              1,433,579    $              7,619,632   $              4,682,084

Receivable from (payable to) the
  general account of Integrity                                       621                        (112)                      (626)
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $              1,434,200    $              7,619,520   $              4,681,458
                                                ===============================================================================

Unit value                                      $                   9.96    $                   9.96   $                   9.98
                                                ===============================================================================

Units outstanding                                                143,996                     765,012                    469,084
                                                ===============================================================================

                                                           SERVICE CLASS NON-AFFILIATED
                                                ----------------------------------------------------
                                                   VIP III MID CAP            VIP III MID CAP
                                                  (GRANDMASTER(TM))           (IQ ANNUITY(TM))
                                                       DIVISION                   DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              9,478,557    $              2,750,123

Receivable from (payable to) the
  general account of Integrity                                      (117)                        591
                                                ----------------------------------------------------

NET ASSETS                                      $              9,478,440    $              2,750,714
                                                ====================================================

Unit value                                      $                  20.00    $                  20.95
                                                ====================================================

Units outstanding                                                473,922                     131,299
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                          SERVICE CLASS NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                    VIP HIGH INCOME           VIP EQUITY-INCOME              VIP GROWTH
                                                    (IQ ANNUITY(TM))           (IQ ANNUITY(TM))           (IQ ANNUITY(TM))
                                                        DIVISION                   DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              5,140,907    $              1,784,239   $              2,606,844

Receivable from (payable to) the
  general account of Integrity                                     1,944                        (317)                      (849)
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $              5,142,851    $              1,783,922   $              2,605,995
                                                ===============================================================================

Unit value                                      $                   8.46    $                  10.21   $                   8.15
                                                ===============================================================================

Units outstanding                                                607,902                     174,723                    319,754
                                                ===============================================================================

                                                              SERVICE CLASS NON-AFFILIATED
                                                ----------------------------------------------------
                                                     VIP OVERSEAS             VIP II ASSET MANAGER
                                                   (IQ ANNUITY(TM))             (IQ ANNUITY(TM))
                                                       DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                429,432    $                343,914

Receivable from (payable to) the
  general account of Integrity                                      (108)                         45
                                                ----------------------------------------------------

NET ASSETS                                      $                429,324    $                343,959
                                                ====================================================

Unit value                                      $                   9.35    $                   9.68
                                                ====================================================

Units outstanding                                                 45,917                      35,533
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                          SERVICE CLASS NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                      VIP II ASSET                                          VIP III GROWTH
                                                    MANAGER: GROWTH           VIP II CONTRAFUND             OPPORTUNITIES
                                                    (IQ ANNUITY(TM))           (IQ ANNUITY(TM))            (IQ ANNUITY(TM))
                                                        DIVISION                   DIVISION                    DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                 78,842    $              2,627,048   $                290,807

Receivable from (payable to) the
  general account of Integrity                                       (41)                        885                       (195)
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                 78,801    $              2,627,933   $                290,612
                                                ===============================================================================

Unit value                                      $                   8.28    $                  10.48   $                   6.76
                                                ===============================================================================

Units outstanding                                                  9,517                     250,757                     42,990
                                                ===============================================================================

                                                             SERVICE CLASS NON-AFFILIATED
                                                ----------------------------------------------------
                                                                                VIP III GROWTH &
                                                     VIP III BALANCED               INCOME
                                                     (IQ ANNUITY(TM))           (IQ ANNUITY(TM))
                                                        DIVISION                   DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                449,128    $                922,422

Receivable from (payable to) the
  general account of Integrity                                        30                         482
                                                ----------------------------------------------------

NET ASSETS                                      $                449,158    $                922,904
                                                ====================================================

Unit value                                      $                   9.58    $                   8.99
                                                ====================================================

Units outstanding                                                 46,885                     102,659
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                           SERVICE CLASS NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                      MFS EMERGING                MFS EMERGING              MFS EMERGING
                                                         GROWTH                      GROWTH                    GROWTH
                                                    (IQ ANNUITY(TM))           (ANNUICHOICE(TM))          (GRANDMASTER(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              1,075,291    $                334,659   $                 96,712

Receivable from (payable to) the
  general account of Integrity                                    (1,106)                        (35)                        19
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $              1,074,185    $                334,624   $                 96,731
                                                ===============================================================================

Unit value                                      $                   4.91    $                   5.94   $                   6.65
                                                ===============================================================================

Units outstanding                                                218,775                      56,334                     14,546
                                                ===============================================================================

                                                           SERVICE CLASS NON-AFFILIATED
                                                ----------------------------------------------------
                                                      MFS EMERGING             MFS INVESTORS
                                                         GROWTH                 GROWTH STOCK
                                                (GRANDMASTER FLEX3(TM))        (IQ ANNUITY(TM))
                                                        DIVISION                   DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                129,623    $              1,264,295

Receivable from (payable to) the
  general account of Integrity                                       (61)                       (577)
                                                ----------------------------------------------------

NET ASSETS                                      $                129,562    $              1,263,718
                                                ====================================================

Unit value                                      $                   9.64    $                   6.16
                                                ====================================================

Units outstanding                                                 13,440                     205,149
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                          SERVICE CLASS NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                     MFS INVESTORS               MFS INVESTORS              MFS INVESTORS
                                                      GROWTH STOCK                GROWTH STOCK               GROWTH STOCK
                                                   (ANNUICHOICE(TM))           (GRANDMASTER(TM))       (GRANDMASTER FLEX3(TM))
                                                        DIVISION                   DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                571,504    $                 79,407   $                488,473

Receivable from (payable to) the
  general account of Integrity                                      (341)                         31                       (195)
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                571,163    $                 79,438   $                488,278
                                                ===============================================================================

Unit value                                      $                   7.86    $                   7.31   $                   9.46
                                                ===============================================================================

Units outstanding                                                 72,667                      10,867                     51,615
                                                ===============================================================================

                                                           SERVICE CLASS NON-AFFILIATED
                                                ----------------------------------------------------
                                                   MFS INVESTORS TRUST        MFS INVESTORS TRUST
                                                     (IQ ANNUITY(TM))          (ANNUICHOICE(TM))
                                                        DIVISION                   DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                380,762    $                439,199

Receivable from (payable to) the
  general account of Integrity                                       (56)                       (105)
                                                ----------------------------------------------------

NET ASSETS                                      $                380,706    $                439,094
                                                ====================================================

Unit value                                      $                   7.63    $                   7.89
                                                ====================================================

Units outstanding                                                 49,896                      55,652
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                          SERVICE CLASS NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                                                                            MFS MID CAP
                                                  MFS INVESTORS TRUST        MFS INVESTORS TRUST               GROWTH
                                                   (GRANDMASTER(TM))       (GRANDMASTER FLEX3(TM))        (IQ ANNUITY(TM))
                                                        DIVISION                   DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                156,631    $                 80,028   $              6,556,301

Receivable from (payable to) the
  general account of Integrity                                        54                          18                      5,051
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                156,685    $                 80,046   $              6,561,352
                                                ===============================================================================

Unit value                                      $                   8.40    $                   9.80   $                   6.03
                                                ===============================================================================

Units outstanding                                                 18,653                       8,168                  1,088,118
                                                ===============================================================================

                                                             SERVICE CLASS NON-AFFILIATED
                                                ----------------------------------------------------
                                                     MFS MID CAP                MFS MID CAP
                                                        GROWTH                     GROWTH
                                                  (ANNUICHOICE(TM))          (GRANDMASTER(TM))
                                                       DIVISION                   DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              1,848,966    $                995,655

Receivable from (payable to) the
  general account of Integrity                                     1,544                         687
                                                ----------------------------------------------------

NET ASSETS                                      $              1,850,510    $                996,342
                                                ====================================================

Unit value                                      $                   5.82    $                   6.07
                                                ====================================================

Units outstanding                                                317,957                     164,142
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                          SERVICE CLASS NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                      MFS MID CAP
                                                         GROWTH                MFS NEW DISCOVERY          MFS NEW DISCOVERY
                                                (GRANDMASTER FLEX3(TM))         (IQ ANNUITY(TM))          (ANNUICHOICE(TM))
                                                        DIVISION                   DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                345,051    $                983,500   $                516,090

Receivable from (payable to) the
general account of Integrity                                         (64)                        159                       (103)
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                344,987    $                983,659   $                515,987
                                                ===============================================================================

Unit value                                      $                   9.67    $                   8.06   $                   8.51
                                                ===============================================================================

Units outstanding                                                 35,676                     122,042                     60,633
                                                ===============================================================================

                                                            SERVICE CLASS NON-AFFILIATED
                                                ----------------------------------------------------
                                                    MFS NEW DISCOVERY          MFS NEW DISCOVERY
                                                    (GRANDMASTER(TM))       (GRANDMASTER FLEX3(TM))
                                                        DIVISION                   DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                838,542    $                 55,677

Receivable from (payable to) the
general account of Integrity                                         351                         (17)
                                                ----------------------------------------------------

NET ASSETS                                      $                838,893    $                 55,660
                                                ====================================================

Unit value                                      $                   8.07    $                  10.00
                                                ====================================================

Units outstanding                                                103,952                       5,566
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                          SERVICE CLASS NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                      MFS CAPITAL                 MFS CAPITAL                MFS CAPITAL
                                                     OPPORTUNITIES               OPPORTUNITIES              OPPORTUNITIES
                                                    (IQ ANNUITY(TM))           (ANNUICHOICE(TM))          (GRANDMASTER(TM))
                                                        DIVISION                   DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              1,048,838    $                178,169   $                564,340

Receivable from (payable to) the
  general account of Integrity                                      (216)                         32                        (28)
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $              1,048,622    $                178,201   $                564,312
                                                ===============================================================================

Unit value                                      $                   6.28    $                   6.45   $                   6.95
                                                ===============================================================================

Units outstanding                                                166,978                      27,628                     81,196
                                                ===============================================================================

                                                             SERVICE CLASS NON-AFFILIATED
                                                ----------------------------------------------------
                                                      MFS CAPITAL
                                                     OPPORTUNITIES              MFS TOTAL RETURN
                                                (GRANDMASTER FLEX3(TM))         (IQ ANNUITY(TM))
                                                       DIVISION                     DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                267,966    $              4,595,956

Receivable from (payable to) the
  general account of Integrity                                         9                         718
                                                ----------------------------------------------------

NET ASSETS                                      $                267,975    $              4,596,674
                                                ====================================================

Unit value                                      $                   9.40    $                  11.78
                                                ====================================================

Units outstanding                                                 28,508                     390,210
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                          SERVICE CLASS NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                    MFS TOTAL RETURN            MFS TOTAL RETURN           MFS TOTAL RETURN
                                                   (ANNUICHOICE(TM))            (GRANDMASTER(TM))       (GRANDMASTER FLEX3(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              4,615,040    $              7,570,570   $              1,545,548

Receivable from (payable to) the
  general account of Integrity                                    (1,836)                      3,595                       (230)
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $              4,613,204    $              7,574,165   $              1,545,318
                                                ===============================================================================

Unit value                                      $                  10.71    $                  10.50   $                  10.48
                                                ===============================================================================

Units outstanding                                                430,738                     721,349                    147,454
                                                ===============================================================================

                                                            SERVICE CLASS NON-AFFILIATED
                                                ----------------------------------------------------
                                                      MFS RESEARCH                MFS RESEARCH
                                                    (ANNUICHOICE(TM))           (GRANDMASTER(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                380,826    $                 21,531

Receivable from (payable to) the
  general account of Integrity                                       (64)                         (9)
                                                ----------------------------------------------------

NET ASSETS                                      $                380,762    $                 21,522
                                                ====================================================

Unit value                                      $                   6.89    $                   7.93
                                                ====================================================

Units outstanding                                                 55,263                       2,714
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                          SERVICE CLASS NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                                                                             JANUS ASPEN
                                                      MFS RESEARCH               MFS RESEARCH            INTERNATIONAL GROWTH
                                                       (IQ3(TM))            (GRANDMASTER FLEX3(TM))       (PINNACLEPLUS(TM))
                                                        DIVISION                   DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                100,347    $                129,600   $                 22,039

Receivable from (payable to) the
  general account of Integrity                                       (28)                         49                         13
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                100,319    $                129,649   $                 22,052
                                                ===============================================================================

Unit value                                      $                   9.98    $                   9.63   $                  12.11
                                                ===============================================================================

Units outstanding                                                 10,052                      13,463                      1,821
                                                ===============================================================================

                                                             SERVICE CLASS NON-AFFILIATED
                                                ----------------------------------------------------
                                                      MFS CAPITAL                 MFS EMERGING
                                                     OPPORTUNITIES                   GROWTH
                                                   (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))
                                                       DIVISION                     DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                 15,960    $                  6,584

Receivable from (payable to) the
  general account of Integrity                                        (4)                          -
                                                ----------------------------------------------------

NET ASSETS                                      $                 15,956    $                  6,584
                                                ====================================================

Unit value                                      $                  10.81    $                  10.62
                                                ====================================================

Units outstanding                                                  1,476                         620
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                       SERVICE CLASS NON-AFFILIATED
                                        ------------------------------------------------------------------------------------------
                                                                   MFS MID CAP
                                        MFS INVESTORS TRUST           GROWTH            MFS NEW DISCOVERY       MFS TOTAL RETURN
                                         (PINNACLEPLUS(TM))     (PINNACLEPLUS(TM))      (PINNACLEPLUS(TM))     (PINNACLEPLUS(TM))
                                              DIVISION               DIVISION                DIVISION               DIVISION
                                        ------------------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)      $              6,884   $             29,911    $             12,940   $            135,925

Receivable from (payable to) the
  general account of Integrity                             1                     (1)                      1                     43
                                        ------------------------------------------------------------------------------------------

NET ASSETS                              $              6,885   $             29,910    $             12,941   $            135,968
                                        ==========================================================================================

Unit value                              $              10.86   $              10.90    $              11.08   $              10.66
                                        ==========================================================================================

Units outstanding                                        634                  2,744                   1,168                 12,755
                                        ==========================================================================================

                                          SERVICE CLASS 2
                                           NON-AFFILIATED
                                        --------------------
                                          VIP HIGH INCOME
                                          (IQ ANNUITY(TM))
                                              DIVISION
                                        --------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)      $          8,115,581

Receivable from (payable to) the
  general account of Integrity                         1,193
                                        --------------------

NET ASSETS                              $          8,116,774
                                        ====================

Unit value                              $              11.46
                                        ====================

Units outstanding                                    708,270
                                        ====================

SEE ACCOMPANYING NOTES.

                                                                         SERVICE CLASS 2 NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                    VIP HIGH INCOME            VIP EQUITY-INCOME          VIP EQUITY-INCOME
                                                   (ANNUICHOICE(TM))            (IQ ANNUITY(TM))          (ANNUICHOICE(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              3,112,275    $              2,882,126   $              3,633,535

Receivable from (payable to) the
  general account of Integrity                                      (804)                      1,213                        965
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $              3,111,471    $              2,883,339   $              3,634,500
                                                ===============================================================================

Unit value                                      $                  10.36    $                   9.82   $                   9.92
                                                ===============================================================================

Units outstanding                                                300,335                     293,619                    366,381
                                                ===============================================================================

                                                           SERVICE CLASS 2 NON-AFFILIATED
                                                ----------------------------------------------------
                                                   VIP EQUITY-INCOME               VIP GROWTH
                                                (GRANDMASTER FLEX3(TM))         (IQ ANNUITY(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              1,204,746    $              1,949,819

Receivable from (payable to) the
  general account of Integrity                                      (154)                        893
                                                ----------------------------------------------------

NET ASSETS                                      $              1,204,592    $              1,950,712
                                                ====================================================

Unit value                                      $                  10.33    $                   7.62
                                                ====================================================

Units outstanding                                                116,611                     255,999
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                         SERVICE CLASS 2 NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                       VIP GROWTH                  VIP GROWTH                VIP OVERSEAS
                                                   (ANNUICHOICE(TM))        (GRANDMASTER FLEX3(TM))        (IQ ANNUITY(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              2,236,432    $              1,030,388   $                498,873

Receivable from (payable to) the
  general account of Integrity                                       957                         331                       (225)
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $              2,237,389    $              1,030,719   $                498,648
                                                ===============================================================================

Unit value                                      $                   7.18    $                   9.72   $                   8.88
                                                ===============================================================================

Units outstanding                                                311,614                     106,041                     56,154
                                                ===============================================================================

                                                           SERVICE CLASS 2 NON-AFFILIATED
                                                ----------------------------------------------------
                                                                                 VIP INVESTMENT
                                                      VIP OVERSEAS                 GRADE BOND
                                                   (ANNUICHOICE(TM))            (IQ ANNUITY(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                546,896    $              3,836,557

Receivable from (payable to) the
  general account of Integrity                                       107                        (398)
                                                ----------------------------------------------------

NET ASSETS                                      $                547,003    $              3,836,159
                                                ====================================================

Unit value                                      $                   8.60    $                  11.65
                                                ====================================================

Units outstanding                                                 63,605                     329,284
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                         SERVICE CLASS 2 NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                     VIP INVESTMENT
                                                       GRADE BOND              VIP ASSET MANAGER          VIP ASSET MANAGER
                                                   (ANNUICHOICE(TM))            (IQ ANNUITY(TM))          (ANNUICHOICE(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              7,462,104    $                220,489   $                609,525

Receivable from (payable to) the
  general account of Integrity                                     1,007                          84                         18
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $              7,463,111    $                220,573   $                609,543
                                                ===============================================================================

Unit value                                      $                  12.03    $                  10.07   $                   9.90
                                                ===============================================================================

Units outstanding                                                620,375                      21,904                     61,570
                                                ===============================================================================

                                                           SERVICE CLASS 2 NON-AFFILIATED
                                                ----------------------------------------------------
                                                     VIP INDEX 500               VIP INDEX 500
                                                    (IQ ANNUITY(TM))           (ANNUICHOICE(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              2,426,676    $              2,322,704

Receivable from (payable to) the
  general account of Integrity                                        54                        (795)
                                                ----------------------------------------------------

NET ASSETS                                      $              2,426,730    $              2,321,909
                                                ====================================================

Unit value                                      $                   8.84    $                   8.18
                                                ====================================================

Units outstanding                                                274,517                     283,852
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                         SERVICE CLASS 2 NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                   VIP ASSET MANAGER:          VIP ASSET MANAGER:
                                                         GROWTH                      GROWTH                  VIP BALANCED
                                                    (IQ ANNUITY(TM))           (ANNUICHOICE(TM))           (IQ ANNUITY(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                250,370    $                143,546   $                801,255

Receivable from (payable to) the
  general account of Integrity                                      (117)                         69                        286
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                250,253    $                143,615   $                801,541
                                                ===============================================================================

Unit value                                      $                   9.39    $                   9.13   $                  10.08
                                                ===============================================================================

Units outstanding                                                 26,651                      15,730                     79,518
                                                ===============================================================================

                                                           SERVICE CLASS 2 NON-AFFILIATED
                                                ----------------------------------------------------
                                                      VIP BALANCED               VIP CONTRAFUND
                                                   (ANNUICHOICE(TM))            (IQ ANNUITY(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              1,527,373    $              2,632,771

Receivable from (payable to) the
  general account of Integrity                                      (275)                        438
                                                ----------------------------------------------------

NET ASSETS                                      $              1,527,098    $              2,633,209
                                                ====================================================

Unit value                                      $                  10.02    $                  10.78
                                                ====================================================

Units outstanding                                                152,405                     244,268
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                       SERVICE CLASS 2 NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                                                                              VIP GROWTH
                                                     VIP CONTRAFUND              VIP CONTRAFUND             OPPORTUNITIES
                                                   (ANNUICHOICE(TM))        (GRANDMASTER FLEX3(TM))        (IQ ANNUITY(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              2,870,147    $              3,029,005   $                125,284

Receivable from (payable to) the
  general account of Integrity                                        74                       1,181                         23
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $              2,870,221    $              3,030,186   $                125,307
                                                ===============================================================================

Unit value                                      $                  10.23    $                  10.87   $                   8.84
                                                ===============================================================================

Units outstanding                                                280,569                     278,766                     14,175
                                                ===============================================================================

                                                           SERVICE CLASS 2 NON-AFFILIATED
                                                ----------------------------------------------------
                                                       VIP GROWTH                  VIP GROWTH
                                                     OPPORTUNITIES               OPPORTUNITIES
                                                   (ANNUICHOICE(TM))        (GRANDMASTER FLEX3(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                154,045    $                164,302

Receivable from (payable to) the
  general account of Integrity                                        41                          63
                                                ----------------------------------------------------

NET ASSETS                                      $                154,086    $                164,365
                                                ====================================================

Unit value                                      $                   9.23    $                  10.34
                                                ====================================================

Units outstanding                                                 16,694                      15,896
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                         SERVICE CLASS 2 NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                      VIP GROWTH &                VIP GROWTH &               VIP GROWTH &
                                                         INCOME                      INCOME                     INCOME
                                                    (IQ ANNUITY(TM))           (ANNUICHOICE(TM))       (GRANDMASTER FLEX3(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              1,541,461    $              2,621,568   $                227,407

Receivable from (payable to) the
  general account of Integrity                                       599                         831                        (70)
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $              1,542,060    $              2,622,399   $                227,337
                                                ===============================================================================

Unit value                                      $                   9.43    $                   9.15   $                  10.54
                                                ===============================================================================

Units outstanding                                                163,527                     286,601                     21,569
                                                ===============================================================================

                                                           SERVICE CLASS 2 NON-AFFILIATED
                                                ----------------------------------------------------
                                                      VIP MID CAP                 VIP MID CAP
                                                    (IQ ANNUITY(TM))           (ANNUICHOICE(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              3,214,653    $              3,404,462

Receivable from (payable to) the
  general account of Integrity                                    (1,276)                       (617)
                                                ----------------------------------------------------

NET ASSETS                                      $              3,213,377    $              3,403,845
                                                ====================================================

Unit value                                      $                  12.55    $                  12.44
                                                ====================================================

Units outstanding                                                256,046                     273,621
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                         SERVICE CLASS 2 NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                                                 VIP AGGRESSIVE          VIP DYNAMIC CAPITAL
                                                      VIP MID CAP                    GROWTH                  APPRECIATION
                                                (GRANDMASTER FLEX3(TM))         (IQ ANNUITY(TM))           (IQ ANNUITY(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              1,232,087    $                  3,328   $                  7,173

Receivable from (payable to) the
  general account of Integrity                                      (448)                          -                          3
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $              1,231,639    $                  3,328   $                  7,176
                                                ===============================================================================

Unit value                                      $                  11.51    $                   8.78   $                  10.15
                                                ===============================================================================

Units outstanding                                                107,006                         379                        707
                                                ===============================================================================

                                                           SERVICE CLASS 2 NON-AFFILIATED
                                                ----------------------------------------------------
                                                  VIP DYNAMIC CAPITAL
                                                      APPRECIATION             FIDELITY BALANCED
                                                   (ANNUICHOICE(TM))        (GRANDMASTER FLEX3(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                 14,824    $                 93,176

Receivable from (payable to) the
  general account of Integrity                                        (9)                         38
                                                ----------------------------------------------------

NET ASSETS                                      $                 14,815    $                 93,214
                                                ====================================================

Unit value                                      $                  10.99    $                  11.17
                                                ====================================================

Units outstanding                                                  1,348                       8,345
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                         SERVICE CLASS 2 NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                                                FRANKLIN INCOME           FRANKLIN GROWTH &
                                                  FIDELITY HIGH INCOME             SECURITIES             INCOME SECURITIES
                                                (GRANDMASTER FLEX3(TM))        (GRANDMASTER(TM))          (GRANDMASTER(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              3,395,265    $              1,778,746   $                464,854

Receivable from (payable to) the
  general account of Integrity                                       737                         297                       (103)
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $              3,396,002    $              1,779,043   $                464,751
                                                ===============================================================================

Unit value                                      $                  11.48    $                  12.59   $                  11.74
                                                ===============================================================================

Units outstanding                                                295,819                     141,306                     39,587
                                                ===============================================================================

                                                           SERVICE CLASS 2 NON-AFFILIATED
                                                ----------------------------------------------------
                                                   FRANKLIN LARGE CAP          TEMPLETON FOREIGN
                                                   GROWTH SECURITIES               SECURITIES
                                                   (GRANDMASTER(TM))           (GRANDMASTER(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                 74,813    $                183,670

Receivable from (payable to) the
  general account of Integrity                                         2                          66
                                                ----------------------------------------------------

NET ASSETS                                      $                 74,815    $                183,736
                                                ====================================================

Unit value                                      $                  11.90    $                  12.57
                                                ====================================================

Units outstanding                                                  6,287                      14,617
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                         SERVICE CLASS 2 NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                    FRANKLIN MUTUAL             TEMPLETON GROWTH          FIDELITY VIP ASSET
                                                   SHARES SECURITIES               SECURITIES                  MANAGER
                                                   (GRANDMASTER(TM))           (GRANDMASTER(TM))          (PINNACLEPLUS(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              1,418,450    $                386,688   $                 22,279

Receivable from (payable to) the
  general account of Integrity                                       354                         158                        (10)
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $              1,418,804    $                386,846   $                 22,269
                                                ===============================================================================

Unit value                                      $                  12.12    $                  12.45   $                  10.46
                                                ===============================================================================

Units outstanding                                                117,063                      31,072                      2,129
                                                ===============================================================================

                                                           SERVICE CLASS 2 NON-AFFILIATED
                                                ----------------------------------------------------
                                                   FIDELITY VIP ASSET
                                                     MANAGER GROWTH          FIDELITY VIP BALANCED
                                                   (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                 12,040    $                 61,981

Receivable from (payable to) the
  general account of Integrity                                         4                         (31)
                                                ----------------------------------------------------

NET ASSETS                                      $                 12,044    $                 61,950
                                                ====================================================

Unit value                                      $                  10.63    $                  10.41
                                                ====================================================

Units outstanding                                                  1,133                       5,951
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                         SERVICE CLASS 2 NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                      FIDELITY VIP              FIDELITY EQUITY          FIDELITY VIP GROWTH
                                                       CONTRAFUND                    INCOME                   AND INCOME
                                                   (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))         (PINNACLEPLUS(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                121,384    $                 29,848   $                235,583

Receivable from (payable to) the
  general account of Integrity                                        16                          (5)                        76
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                121,400    $                 29,843   $                235,659
                                                ===============================================================================

Unit value                                      $                  11.27    $                  11.36   $                  10.58
                                                ===============================================================================

Units outstanding                                                 10,772                       2,627                     22,274
                                                ===============================================================================

                                                           SERVICE CLASS 2 NON-AFFILIATED
                                                ----------------------------------------------------
                                                                                FIDELITY VIP HIGH
                                                  FIDELITY VIP GROWTH                INCOME
                                                   (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                 38,629    $                  7,942

Receivable from (payable to) the
  general account of Integrity                                        (4)                         (7)
                                                ----------------------------------------------------

NET ASSETS                                      $                 38,625    $                  7,935
                                                ====================================================

Unit value                                      $                  11.02    $                  10.68
                                                ====================================================

Units outstanding                                                  3,505                         743
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                         SERVICE CLASS 2 NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                      FIDELITY VIP
                                                    INVESTMENT GRADE
                                                          BOND                FIDELITY VIP MID CAP      FIDELITY VIP OVERSEAS
                                                   (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))         (PINNACLEPLUS(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                299,588    $                 80,574   $                 59,425

Receivable from (payable to) the
  general account of Integrity                                       (29)                         19                        (14)
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                299,559    $                 80,593   $                 59,411
                                                ===============================================================================

Unit value                                      $                  10.01    $                  12.20   $                  12.27
                                                ===============================================================================

Units outstanding                                                 29,926                       6,606                      4,842
                                                ===============================================================================

                                                            SERVICE SHARES NON-AFFILIATED
                                                ----------------------------------------------------
                                                   JANUS ASPEN GROWTH          JANUS ASPEN GROWTH
                                                    (IQ ANNUITY(TM))           (ANNUICHOICE(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                950,646    $                626,944

Receivable from (payable to) the
  general account of Integrity                                       296                        (311)
                                                ----------------------------------------------------

NET ASSETS                                      $                950,942    $                626,633
                                                ====================================================

Unit value                                      $                   6.08    $                   6.46
                                                ====================================================

Units outstanding                                                156,405                      97,002
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                          SERVICE SHARES NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                                                                         JANUS ASPEN MID CAP
                                                   JANUS ASPEN GROWTH          JANUS ASPEN GROWTH               GROWTH
                                                   ((GRANDMASTER(TM))       (GRANDMASTER FLEX3(TM))        (IQ ANNUITY(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                163,644    $                 28,008   $                724,153

Receivable from (payable to) the
  general account of Integrity                                        37                         (11)                      (700)
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                163,681    $                 27,997   $                723,453
                                                ===============================================================================

Unit value                                      $                   7.40    $                   9.82   $                   4.32
                                                ===============================================================================

Units outstanding                                                 22,119                       2,851                    167,466
                                                ===============================================================================

                                                            SERVICE SHARES NON-AFFILIATED
                                                ----------------------------------------------------
                                                  JANUS ASPEN MID CAP         JANUS ASPEN MID CAP
                                                         GROWTH                      GROWTH
                                                   (ANNUICHOICE(TM))           (GRANDMASTER(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                395,939    $                 82,504

Receivable from (payable to) the
  general account of Integrity                                       322                         (26)
                                                ----------------------------------------------------

NET ASSETS                                      $                396,261    $                 82,478
                                                ====================================================

Unit value                                      $                   5.23    $                   8.15
                                                ====================================================

Units outstanding                                                 75,767                      10,120
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                          SERVICE SHARES NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                  JANUS ASPEN MID CAP             JANUS ASPEN                JANUS ASPEN
                                                         GROWTH               INTERNATIONAL GROWTH       INTERNATIONAL GROWTH
                                                (GRANDMASTER FLEX3(TM))         (IQ ANNUITY(TM))          (ANNUICHOICE(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                 73,293    $              2,046,598   $                259,902

Receivable from (payable to) the
  general account of Integrity                                        16                          87                        (41)
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                 73,309    $              2,046,685   $                259,861
                                                ===============================================================================

Unit value                                      $                  10.66    $                   6.38   $                   7.19
                                                ===============================================================================

Units outstanding                                                  6,877                     320,797                     36,142
                                                ===============================================================================

                                                           SERVICE SHARES NON-AFFILIATED
                                                ----------------------------------------------------
                                                      JANUS ASPEN                 JANUS ASPEN
                                                  INTERNATIONAL GROWTH        INTERNATIONAL GROWTH
                                                   (GRANDMASTER(TM))        (GRANDMASTER FLEX3(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                121,988    $                108,827

Receivable from (payable to) the
  general account of Integrity                                        37                           2
                                                ----------------------------------------------------

NET ASSETS                                      $                122,025    $                108,829
                                                ====================================================

Unit value                                      $                   8.16    $                  10.19
                                                ====================================================

Units outstanding                                                 14,954                      10,680
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                          SERVICE SHARES NON-AFFILIATED
                                                ----------------------------------------------------------------------------------
                                                      JANUS ASPEN                 JANUS ASPEN                JANUS ASPEN
                                                    WORLDWIDE GROWTH            WORLDWIDE GROWTH           WORLDWIDE GROWTH
                                                   (ANNUICHOICE(TM))            (IQ ANNUITY(TM))          (GRANDMASTER(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                ----------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                639,244    $                593,994   $                119,381

Receivable from (payable to) the
  general account of Integrity                                       220                         (64)                       (76)
                                                ----------------------------------------------------------------------------------

NET ASSETS                                      $                639,464    $                593,930   $                119,305
                                                ==================================================================================

Unit value                                      $                   6.63    $                   7.61   $                   7.52
                                                ==================================================================================

Units outstanding                                                 96,450                      78,046                     15,865
                                                ==================================================================================

                                                                                 CLASS 1B SHARES
                                             SERVICE SHARES NON-AFFILIATED       NON-AFFILIATED
                                             -----------------------------  ------------------------
                                                      JANUS ASPEN               PUTNAM VT GROWTH
                                                    WORLDWIDE GROWTH                & INCOME
                                                (GRANDMASTER FLEX3(TM))         (ANNUICHOICE(TM))
                                                        DIVISION                    DIVISION
                                                ------------------------    ------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                312,659    $              1,424,795

Receivable from (payable to) the
  general account of Integrity                                        13                        (432)
                                                ------------------------    ------------------------

NET ASSETS                                      $                312,672    $              1,424,363
                                                ========================    ========================

Unit value                                      $                   9.46    $                   9.53
                                                ========================    ========================

Units outstanding                                                 33,052                     149,461
                                                ========================    ========================

SEE ACCOMPANYING NOTES.

                                                                         CLASS 1B SHARES NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                    PUTNAM VT GROWTH            PUTNAM VT GROWTH           PUTNAM VT GROWTH
                                                        & INCOME                    & INCOME                   & INCOME
                                                    (IQ ANNUITY(TM))           (GRANDMASTER(TM))       (GRANDMASTER FLEX3(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              1,172,682    $                448,798   $                188,219

Receivable from (payable to) the
  general account of Integrity                                       493                         (35)                        37
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $              1,173,175    $                448,763   $                188,256
                                                ===============================================================================

Unit value                                      $                   9.24    $                   9.29   $                  10.13
                                                ===============================================================================

Units outstanding                                                126,967                      48,306                     18,584
                                                ===============================================================================

                                                           CLASS 1B SHARES NON-AFFILIATED
                                                ----------------------------------------------------
                                                       PUTNAM VT                   PUTNAM VT
                                                  INTERNATIONAL EQUITY        INTERNATIONAL EQUITY
                                                   (ANNUICHOICE(TM))            (IQ ANNUITY(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                498,707    $                631,507

Receivable from (payable to) the
  general account of Integrity                                      (173)                         (9)
                                                ----------------------------------------------------

NET ASSETS                                      $                498,534    $                631,498
                                                ====================================================

Unit value                                      $                   8.37    $                   9.23
                                                ====================================================

Units outstanding                                                 59,562                      68,418
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                         CLASS 1B SHARES NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                       PUTNAM VT                   PUTNAM VT               PUTNAM VT SMALL
                                                  INTERNATIONAL EQUITY        INTERNATIONAL EQUITY            CAP VALUE
                                                   (GRANDMASTER(TM))        (GRANDMASTER FLEX3(TM))       (ANNUICHOICE(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                408,173    $                294,046   $              1,688,648

Receivable from (payable to) the
  general account of Integrity                                      (168)                         66                        517
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                408,005    $                294,112   $              1,689,165
                                                ===============================================================================

Unit value                                      $                   9.07    $                  10.04   $                  13.68
                                                ===============================================================================

Units outstanding                                                 44,984                      29,294                    123,477
                                                ===============================================================================

                                                           CLASS 1B SHARES NON-AFFILIATED
                                                ----------------------------------------------------
                                                    PUTNAM VT SMALL             PUTNAM VT SMALL
                                                       CAP VALUE                   CAP VALUE
                                                    (IQ ANNUITY(TM))           (GRANDMASTER(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              1,256,002    $              7,325,196

Receivable from (payable to) the
  general account of Integrity                                      (277)                      1,694
                                                ----------------------------------------------------

NET ASSETS                                      $              1,255,725    $              7,326,890
                                                ====================================================

Unit value                                      $                  12.17    $                  12.91
                                                ====================================================

Units outstanding                                                103,182                     567,536
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                         CLASS 1B SHARES NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                    PUTNAM VT SMALL           PUTNAM VT DISCOVERY        PUTNAM VT DISCOVERY
                                                       CAP VALUE                     GROWTH                     GROWTH
                                                (GRANDMASTER FLEX3(TM))        (ANNUICHOICE(TM))           (IQ ANNUITY(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                652,125    $                552,431   $                199,202

Receivable from (payable to) the
  general account of Integrity                                       264                         437                        (22)
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                652,389    $                552,868   $                199,180
                                                ===============================================================================

Unit value                                      $                  10.85    $                   6.09   $                   7.47
                                                ===============================================================================

Units outstanding                                                 60,128                      90,783                     26,664
                                                ===============================================================================

                                                           CLASS 1B SHARES NON-AFFILIATED
                                                ----------------------------------------------------
                                                  PUTNAM VT DISCOVERY         PUTNAM VT DISCOVERY
                                                         GROWTH                      GROWTH
                                                   (GRANDMASTER(TM))        (GRANDMASTER FLEX3(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                 62,537    $                 42,539

Receivable from (payable to) the
  general account of Integrity                                       (30)                          1
                                                ----------------------------------------------------

NET ASSETS                                      $                 62,507    $                 42,540
                                                ====================================================

Unit value                                      $                   7.54    $                   9.73
                                                ====================================================

Units outstanding                                                  8,290                       4,372
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                         CLASS 1B SHARES NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                                                                           PUTNAM VT GEORGE
                                                                                  PUTNAM VT NEW             PUTNAM FUND OF
                                                   PUTNAM VT VOYAGER             OPPORTUNITIES                  BOSTON
                                                (GRANDMASTER FLEX3(TM))     (GRANDMASTER FLEX3(TM))    (GRANDMASTER FLEX3(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------

ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                125,857    $                  7,633   $                 14,607

Receivable from (payable to) the
  general account of Integrity                                        (2)                          5                         (4)
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                125,855    $                  7,638   $                 14,603
                                                ===============================================================================

Unit value                                      $                  11.69    $                  12.42   $                  11.13
                                                ===============================================================================

Units outstanding                                                 10,766                         615                      1,312
                                                ===============================================================================

                                                           CLASS 1B SHARES NON-AFFILIATED
                                                ----------------------------------------------------
                                                                                  PUTNAM VT NEW
                                                   PUTNAM VT VOYAGER             OPPORTUNITIES
                                                   (GRANDMASTER(TM))           (GRANDMASTER(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------

ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                 25,504    $                 34,564

Receivable from (payable to) the
  general account of Integrity                                       (11)                         (6)
                                                ----------------------------------------------------

NET ASSETS                                      $                 25,493    $                 34,558
                                                ====================================================

Unit value                                      $                  11.71    $                  12.44
                                                ====================================================

Units outstanding                                                  2,177                       2,778
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                         CLASS 1B SHARES NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                    PUTNAM VT GEORGE
                                                     PUTNAM FUND OF                                         PUTNAM VT NEW
                                                         BOSTON                PUTNAM VT VOYAGER            OPPORTUNITIES
                                                   (GRANDMASTER(TM))            (IQ ANNUITY(TM))           (IQ ANNUITY(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                 16,184    $                 25,029   $              4,979,333

Receivable from (payable to) the
  general account of Integrity                                        (5)                         (3)                       759
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                 16,179    $                 25,026   $              4,980,092
                                                ===============================================================================

Unit value                                      $                  11.15    $                  11.70   $                  12.43
                                                ===============================================================================

Units outstanding                                                  1,451                       2,139                    400,651
                                                ===============================================================================

                                                           CLASS 1B SHARES NON-AFFILIATED
                                                ----------------------------------------------------
                                                    PUTNAM VT GEORGE
                                                     PUTNAM FUND OF
                                                         BOSTON                PUTNAM VT VOYAGER
                                                    (IQ ANNUITY(TM))           (ANNUICHOICE(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                 13,913    $                 52,574

Receivable from (payable to) the
  general account of Integrity                                         1                         (16)
                                                ----------------------------------------------------

NET ASSETS                                      $                 13,914    $                 52,558
                                                ====================================================

Unit value                                      $                  11.14    $                  11.75
                                                ====================================================

Units outstanding                                                  1,249                       4,473
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                         CLASS 1B SHARES NON-AFFILIATED
                                         --------------------------------------------------------------------------------------
                                                                               PUTNAM VT GEORGE
                                                     PUTNAM VT NEW               PUTNAM FUND OF               PUTNAM VT
                                                     OPPORTUNITIES                   BOSTON              INTERNATIONAL EQUITY
                                                   (ANNUICHOICE(TM))           (ANNUICHOICE(TM))          (PINNACLEPLUS(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                        ---------------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                569,982    $                 13,265   $                 11,066

Receivable from (payable to) the
  general account of Integrity                                      (170)                         (5)                         4
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                569,812    $                 13,260   $                 11,070
                                                ===============================================================================

Unit value                                      $                  12.48    $                  11.19   $                  11.69
                                                ===============================================================================

Units outstanding                                                 45,658                       1,185                        947
                                                ===============================================================================

                                                          CLASS 1B SHARES NON-AFFILIATED
                                                ----------------------------------------------------

                                                    PUTNAM VT SMALL
                                                       CAP VALUE               PUTNAM VT VOYAGER
                                                   (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                 33,217    $                 20,870

Receivable from (payable to) the
  general account of Integrity                                        (1)                         (1)
                                                ----------------------------------------------------

NET ASSETS                                      $                 33,216    $                 20,869
                                                ====================================================

Unit value                                      $                  12.00    $                  10.68
                                                ====================================================

Units outstanding                                                  2,768                       1,954
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                     CLASS 1B SHARES                 CLASS 2
                                                     NON-AFFILIATED                AFFILIATED
                                                ------------------------    ------------------------
                                                  PUTNAM VT DISCOVERY           TOUCHSTONE MONEY
                                                         GROWTH                      MARKET
                                                   (PINNACLEPLUS(TM))           (IQ ANNUITY(TM))
                                                        DIVISION                    DIVISION
                                                ------------------------    ------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                  1,501    $              3,794,248

Receivable from (payable to) the
  general account of Integrity                                         3                         456
                                                ------------------------    ------------------------

NET ASSETS                                      $                  1,504    $              3,794,704
                                                ========================    ========================

Unit value                                      $                  10.74    $                  10.02
                                                ========================    ========================

Units outstanding                                                    140                     378,713
                                                ========================    ========================

                                                                            CLASS 2 NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                    FRANKLIN INCOME          FRANKLIN GROWTH AND          FRANKLIN LARGE CAP
                                                       SECURITIES             INCOME SECURITIES           GROWTH SECURITIES
                                                (GRANDMASTER FLEX3(TM))    (GRANDMASTER FLEX3(TM))     (GRANDMASTER FLEX3(TM))
                                                        DIVISION                   DIVISION                    DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                919,334   $                444,802    $                107,643

Receivable from (payable to) the
  general account of Integrity                                      (206)                        31                          49
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                919,128   $                444,833    $                107,692
                                                ===============================================================================

Unit value                                      $                  12.56   $                  11.72    $                  11.88
                                                ===============================================================================

Units outstanding                                                 73,179                     37,955                       9,065
                                                ===============================================================================

SEE ACCOMPANYING NOTES.

                                                                             CLASS 2 NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                   TEMPLETON FOREIGN            FRANKLIN MUTUAL            TEMPLETON GROWTH
                                                       SECURITIES              SHARES SECURITIES              SECURITIES
                                                (GRANDMASTER FLEX3(TM))     (GRANDMASTER FLEX3(TM))    (GRANDMASTER FLEX3(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                421,337    $                442,124   $                536,508

Receivable from (payable to) the
  general account of Integrity                                       (31)                       (102)                       (14)

                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                421,306    $                442,022   $                536,494
                                                ===============================================================================

Unit value                                      $                  12.54    $                  12.09   $                  12.42
                                                ===============================================================================

Units outstanding                                                 33,597                      36,561                     43,196
                                                ===============================================================================

                                                                 CLASS 2 NON-AFFILIATED
                                                ----------------------------------------------------
                                                     VAN KAMPEN LIT              VAN KAMPEN LIT
                                                        COMSTOCK                EMERGING GROWTH
                                                   (GRANDMASTER(TM))           (GRANDMASTER(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                143,833    $                 64,666

Receivable from (payable to) the
  general account of Integrity                                       (55)                         18

                                                ----------------------------------------------------

NET ASSETS                                      $                143,778    $                 64,684
                                                ====================================================

Unit value                                      $                  12.25    $                  11.93
                                                ====================================================

Units outstanding                                                 11,737                       5,422
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                             CLASS 2 NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                       VAN KAMPEN
                                                    EMERGING MARKETS            FRANKLIN INCOME           FRANKLIN GROWTH &
                                                         EQUITY                    SECURITIES             INCOME SECURITIES
                                                   (GRANDMASTER(TM))            (IQ ANNUITY(TM))           (IQ ANNUITY(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                 17,459    $                823,681   $              1,747,736

Receivable from (payable to) the
  general account of Integrity                                        (4)                        309                       (142)
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                 17,455    $                823,990   $              1,747,594
                                                ===============================================================================

Unit value                                      $                  14.39    $                  12.58   $                  11.73
                                                ===============================================================================

Units outstanding                                                  1,213                      65,500                    148,985
                                                ===============================================================================

                                                               CLASS 2 NON-AFFILIATED
                                                ----------------------------------------------------
                                                   FRANKLIN LARGE CAP          TEMPLETON FOREIGN
                                                   GROWTH SECURITIES               SECURITIES
                                                    (IQ ANNUITY(TM))            (IQ ANNUITY(TM))
                                                         DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                121,518    $                310,415

Receivable from (payable to) the
  general account of Integrity                                        33                         (79)
                                                ----------------------------------------------------

NET ASSETS                                      $                121,551    $                310,336
                                                ====================================================

Unit value                                      $                  11.89    $                  12.55
                                                ====================================================

Units outstanding                                                 10,223                      24,728
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                            CLASS 2 NON-AFFILIATED
                                                -------------------------------------------------------------------------------

                                                    FRANKLIN MUTUAL             TEMPLETON GROWTH            VAN KAMPEN LIT
                                                   SHARES SECURITIES               SECURITIES                  COMSTOCK
                                                    (IQ ANNUITY(TM))            (IQ ANNUITY(TM))           (IQ ANNUITY(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              1,327,397    $                109,440   $                155,418

Receivable from (payable to) the
  general account of Integrity                                      (535)                        (19)                       (31)
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $              1,326,862    $                109,421   $                155,387
                                                ===============================================================================

Unit value                                      $                  12.10    $                  12.43   $                  12.24
                                                ===============================================================================

Units outstanding                                                109,658                       8,803                     12,695
                                                ===============================================================================

                                                                CLASS 2 NON-AFFILIATED
                                                ----------------------------------------------------
                                                                                 VAN KAMPEN UIF
                                                     VAN KAMPEN LIT             EMERGING MARKETS
                                                    EMERGING GROWTH                  EQUITY
                                                    (IQ ANNUITY(TM))            (IQ ANNUITY(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                  5,584    $                 59,722

Receivable from (payable to) the
  general account of Integrity                                         6                         (15)
                                                ----------------------------------------------------

NET ASSETS                                      $                  5,590    $                 59,707
                                                ====================================================

Unit value                                      $                  11.92    $                  14.37
                                                ====================================================

Units outstanding                                                    469                       4,155
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                            CLASS 2 NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                                                                            VAN KAMPEN UIF
                                                     VAN KAMPEN LIT              VAN KAMPEN LIT            EMERGING MARKETS
                                                        COMSTOCK                EMERGING GROWTH                 EQUITY
                                                   (ANNUICHOICE(TM))           (ANNUICHOICE(TM))          (ANNUICHOICE(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                282,286    $                 50,729   $                 69,076

Receivable from (payable to) the
  general account of Integrity                                        61                           -                          5
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                282,347    $                 50,729   $                 69,081
                                                ===============================================================================

Unit value                                      $                  12.30    $                  11.97   $                  14.44
                                                ===============================================================================

Units outstanding                                                 22,955                       4,238                      4,784
                                                ===============================================================================

                                                                  CLASS 2 NON-AFFILIATED
                                                ----------------------------------------------------
                                                    FRANKLIN INCOME            FRANKLIN GROWTH &
                                                       SECURITIES              INCOME SECURITIES
                                                   (ANNUICHOICE(TM))           (ANNUICHOICE(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              2,539,627    $              1,484,275

Receivable from (payable to) the
  general account of Integrity                                      (353)                       (454)
                                                ----------------------------------------------------

NET ASSETS                                      $              2,539,274    $              1,483,821
                                                ====================================================

Unit value                                      $                  12.63    $                  11.78
                                                ====================================================

Units outstanding                                                201,051                     125,961
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                             CLASS 2 NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                   FRANKLIN LARGE CAP          TEMPLETON FOREIGN           FRANKLIN MUTUAL
                                                   GROWTH SECURITIES               SECURITIES             SHARES SECURITIES
                                                   (ANNUICHOICE(TM))           (ANNUICHOICE(TM))          (ANNUICHOICE(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                318,413    $                291,031   $              1,075,365

Receivable from (payable to) the
  general account of Integrity                                        (9)                          8                         65

                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                318,404    $                291,039   $              1,075,430
                                                ===============================================================================

Unit value                                      $                  11.94    $                  12.61   $                  12.16
                                                ===============================================================================

Units outstanding                                                 26,667                      23,080                     88,440
                                                ===============================================================================

                                                                CLASS 2 NON-AFFILIATED
                                                ----------------------------------------------------
                                                    TEMPLETON GROWTH             VAN KAMPEN LIT
                                                       SECURITIES                   COMSTOCK
                                                   (ANNUICHOICE(TM))           (PINNACLEPLUS(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                 87,946    $                 41,389

Receivable from (payable to) the
  general account of Integrity                                         9                          11

                                                ----------------------------------------------------

NET ASSETS                                      $                 87,955    $                 41,400
                                                ====================================================

Unit value                                      $                  12.49    $                  11.29
                                                ====================================================

Units outstanding                                                  7,042                       3,667
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                                             CLASS 2 NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                   FRANKLIN GROWTH &            FRANKLIN INCOME           FRANKLIN LARGE CAP
                                                   INCOME SECURITIES               SECURITIES             GROWTH SECURITIES
                                                   (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))         (PINNACLEPLUS(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                 33,932    $                218,263   $                 67,988

Receivable from (payable to) the
  general account of Integrity                                         5                          43                         20
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                 33,937    $                218,306   $                 68,008
                                                ===============================================================================

Unit value                                      $                  11.35    $                  11.19   $                  10.89
                                                ===============================================================================

Units outstanding                                                  2,990                      19,509                      6,245
                                                ===============================================================================

                                                                 CLASS 2 NON-AFFILIATED
                                                ----------------------------------------------------
                                                    FRANKLIN MUTUAL            TEMPLETON FOREIGN
                                                   SHARES SECURITIES               SECURITIES
                                                   (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                 60,048    $                 36,339

Receivable from (payable to) the
  general account of Integrity                                        (5)                         11
                                                ----------------------------------------------------

NET ASSETS                                      $                 60,043    $                 36,350
                                                ====================================================

Unit value                                      $                  11.15    $                  11.76
                                                ====================================================

Units outstanding                                                  5,385                       3,091
                                                ====================================================

SEE ACCOMPANYING NOTES.

                                                        CLASS 2B
                                                     NON-AFFILIATED          CLASS 2 NON-AFFILIATED
                                             ---------------------------    ------------------------
                                                     VAN KAMPEN UIF                VAN KAMPEN
                                                    EMERGING MARKETS            EMERGING MARKETS
                                                          DEBT                        DEBT
                                                   (PINNACLEPLUS(TM))          (GRANDMASTER(TM))
                                                        DIVISION                    DIVISION
                                             ---------------------------    ------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                  7,770    $                349,029

Receivable from (payable to) the
  general account of Integrity                                        (3)                         57
                                             ---------------------------    ------------------------

NET ASSETS                                      $                  7,767    $                349,086
                                             ===========================    ========================

Unit value                                      $                  10.94    $                  12.45
                                             ===========================    ========================

Units outstanding                                                    710                      28,039
                                             ===========================    ========================

                                                                             CLASS 2 NON-AFFILIATED
                                             -------------------------------------------------------------------------------
                                                                               VAN KAMPEN
                                                 VAN KAMPEN U.S.            EMERGING MARKETS            VAN KAMPEN U.S.
                                                   REAL ESTATE                    DEBT                    REAL ESTATE
                                                (GRANDMASTER(TM))           (IQ ANNUITY(TM))            (IQ ANNUITY(TM))
                                                     DIVISION                   DIVISION                    DIVISION
                                             -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)           $                455,356   $                449,868    $                172,157

Receivable from (payable to) the
  general account of Integrity                                     85                        161                         (54)
                                             -------------------------------------------------------------------------------

NET ASSETS                                   $                455,441   $                450,029    $                172,103
                                             ===============================================================================

Unit value                                   $                  13.21   $                  12.44    $                  13.19
                                             ===============================================================================

Units outstanding                                              34,477                     36,176                      13,048
                                             ===============================================================================

SEE ACCOMPANYING NOTES.

                                                               CLASS 2B NON-AFFILIATED
                                                ----------------------------------------------------
                                                     VAN KAMPEN UIF
                                                    EMERGING MARKETS             VAN KAMPEN UIF
                                                         EQUITY                 U.S. REAL ESTATE
                                                   (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                 67,241    $                 28,903

Receivable from (payable to) the
  general account of Integrity                                        18                          12
                                                ----------------------------------------------------

NET ASSETS                                      $                 67,259    $                 28,915
                                                ====================================================

Unit value                                      $                  12.60    $                  11.52
                                                ====================================================

Units outstanding                                                  5,338                       2,510
                                                ====================================================

                                                                             CLASS B NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                  SCUDDER EAFE EQUITY        SCUDDER EAFE EQUITY          SCUDDER EQUITY 500
                                                         INDEX                      INDEX                       INDEX
                                                (GRANDMASTER FLEX3(TM))           (IQ3(TM))             (GRANDMASTER FLEX3(TM))
                                                        DIVISION                   DIVISION                    DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                308,377   $                289,031    $              1,087,000

Receivable from (payable to) the
  general account of Integrity                                       (86)                        88                        (335)
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                308,291   $                289,119    $              1,086,665
                                                ===============================================================================

Unit value                                      $                   9.99   $                  10.20    $                  10.12
                                                ===============================================================================

Units outstanding                                                 30,860                     28,345                     107,378
                                                ===============================================================================

SEE ACCOMPANYING NOTES.

                                                                           CLASS B NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                   SCUDDER EQUITY 500          SCUDDER SMALL CAP          SCUDDER SMALL CAP
                                                         INDEX                       INDEX                      INDEX
                                                       (IQ3(TM))            (GRANDMASTER FLEX3(TM))           (IQ3(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                994,606    $                499,364   $                491,229

Receivable from (payable to) the
  general account of Integrity                                       (24)                       (194)                       185
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $                994,582    $                499,170   $                491,414
                                                ===============================================================================

Unit value                                      $                  10.52    $                  10.94   $                  10.96
                                                ===============================================================================

Units outstanding                                                 94,542                      45,628                     44,837
                                                ===============================================================================

                                                              CLASS B NON-AFFILIATED
                                                ----------------------------------------------------
                                                    SCUDDER VIT EAFE           SCUDDER VIT EQUITY
                                                      EQUITY INDEX                 500 INDEX
                                                   (ANNUICHOICE(TM))           (ANNUICHOICE(TM))
                                                        DIVISION                    DIVISION
                                                ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                 74,484    $                540,228

Receivable from (payable to) the
  general account of Integrity                                       (23)                         42
                                                ----------------------------------------------------

NET ASSETS                                      $                 74,461    $                540,270
                                                ====================================================

Unit value                                      $                  10.42    $                  10.63
                                                ====================================================

Units outstanding                                                  7,146                      50,825
                                                ====================================================

SEE ACCOMPANYING NOTES.


                                                                             CLASS B NON-AFFILIATED
                                                -------------------------------------------------------------------------------
                                                   SCUDDER VIT SMALL            SCUDDER VIT EAFE          SCUDDER VIT EQUITY
                                                       CAP INDEX                  EQUITY INDEX                500 INDEX
                                                   (ANNUICHOICE(TM))           (PINNACLEPLUS(TM))         (PINNACLEPLUS(TM))
                                                        DIVISION                    DIVISION                   DIVISION
                                                -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $              1,077,699    $                 19,846   $                 73,782

Receivable from (payable to) the
  general account of Integrity                                        30                         (13)                       (23)
                                                -------------------------------------------------------------------------------

NET ASSETS                                      $              1,077,729    $                 19,833   $                 73,759
                                                ===============================================================================
Unit value                                      $                  11.13    $                  11.89   $                  11.05
                                                ===============================================================================

Units outstanding                                                 96,831                       1,668                      6,675
                                                ===============================================================================

                                                                                 SERIES TRUST 2
                                                 CLASS B NON-AFFILIATED          NON-AFFILIATED
                                                ------------------------    ------------------------
                                                   SCUDDER VIT SMALL
                                                       CAP INDEX                    JPM BOND
                                                   (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))
                                                        DIVISION                    DIVISION
                                                ------------------------    ------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)              $                 39,547    $                 20,490

Receivable from (payable to) the
  general account of Integrity                                        11                           6
                                                ------------------------    ------------------------

NET ASSETS                                      $                 39,558    $                 20,496
                                                ========================    ========================
Unit value                                      $                  11.56    $                   9.94
                                                ========================    ========================

Units outstanding                                                  3,422                       2,062
                                                ========================    ========================

SEE ACCOMPANYING NOTES.

                                                           SERIES TRUST 2 NON-AFFILIATED
                                                     -------------------------------------------
                                                       JPM INTERNATIONAL
                                                           EQUITY            JPM MID CAP VALUE
                                                      (PINNACLEPLUS(TM))     (PINNACLEPLUS(TM))
                                                           DIVISION              DIVISION
                                                     -------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $480,541,334)                   $              1,399   $            109,248

Receivable from (payable to) the
  general account of Integrity                                          5                     (8)
                                                     -------------------------------------------

NET ASSETS                                           $              1,404   $            109,240
                                                     ===========================================

Unit value                                           $              11.90   $              11.18
                                                     ===========================================

Units outstanding                                                     118                  9,771
                                                     ===========================================

SEE ACCOMPANYING NOTES.

             Separate Account I of Integrity Life Insurance Company

                             Statement of Operations

                         Periods Ended December 31, 2003

                                                                                         TOUCHSTONE BARON        TOUCHSTONE BARON
                                                                                            SMALL CAP               SMALL CAP
                                                                                        (ANNUICHOICE(TM))        (IQ ANNUITY(TM))
                                                                      TOTAL                  DIVISION                DIVISION
                                                               ---------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $          8,931,922    $                  -    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges
                                                                          6,086,606                  11,997                  20,701
                                                               ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                              2,845,316                 (11,997)                (20,701)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     (9,720,963)                (13,348)                258,857
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                             (73,644,739)                (87,176)                (13,853)
        End of period                                                    21,437,140                 252,626                 128,913
                                                               ---------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                   95,081,879                 339,802                 142,766
                                                               ---------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                         85,360,916                 326,454                 401,623
                                                               ---------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                              $         88,206,232    $            314,457    $            380,922
                                                               =====================================================================

                                                                                        GABELLI LARGE CAP
                                                                 TOUCHSTONE BARON             VALUE
                                                                    SMALL CAP           (ANNUICHOICE(TM))
                                                               (GRANDMASTER FLEX3(TM))       DIVISION
                                                                     DIVISION              -APRIL 28**-
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                  -    $              4,640

EXPENSES
  Mortality and expense risk and
    administrative charges
                                                                              5,306                   3,065
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (5,306)                  1,575

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                         33,124                (195,223)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                  (2,876)               (242,033)
        End of period                                                        64,510                       -
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                       67,386                 242,033
                                                               --------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                            100,510                  46,810
                                                               --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                              $             95,204    $             48,385
                                                               ============================================


                                                                GABELLI LARGE CAP       GABELLI LARGE CAP
                                                                      VALUE                   VALUE
                                                                 (IQ ANNUITY(TM))      (GRANDMASTER FLEX3(TM))
                                                                     DIVISION                DIVISION
                                                                   -APRIL 28**-            -APRIL 28**-
                                                               -----------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $              3,175    $                908

EXPENSES
  Mortality and expense risk and
    administrative charges
                                                                              3,352                     719
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (177)                    189

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                       (144,615)                 11,129
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                (178,713)                    410
        End of period                                                             -                       -
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                      178,713                    (410)
                                                               --------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                             34,098                  10,719
                                                               --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                              $             33,921    $             10,908
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                            TOUCHSTONE LARGE CAP    TOUCHSTONE LARGE CAP    TOUCHSTONE LARGE CAP
                                                                   VALUE                   VALUE                   VALUE
                                                             (ANNUICHOICE(TM))        (IQ ANNUITY(TM))      (GRANDMASTER FLEX3(TM))
                                                                  DIVISION                DIVISION                DIVISION
                                                            -----------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                      $              1,606    $                607    $                508

EXPENSES
  Mortality and expense risk and
    administrative charges                                                10,385                   5,304                   4,297
                                                            ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                              (8,779)                 (4,697)                 (3,789)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                      29,344                   2,883                  12,014
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              (89,722)                (19,664)                 (1,029)
        End of period                                                    226,272                  93,004                  75,542
                                                            --------------------------------------------------------------------
    Change in net unrealized appreciation
     (depreciation) during the period                                    315,994                 112,668                  76,571
                                                            --------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                         345,338                 115,551                  88,585
                                                            --------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                 $            336,559    $            110,854    $             84,796
                                                            ====================================================================

                                                              TOUCHSTONE THIRD        TOUCHSTONE THIRD
                                                                AVENUE VALUE            AVENUE VALUE
                                                             (ANNUICHOICE(TM))        (IQ ANNUITY(TM))
                                                                  DIVISION                DIVISION
                                                            --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                      $             11,939    $             13,570

EXPENSES
  Mortality and expense risk and
    administrative charges                                                36,972                  62,330
                                                            --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                             (25,033)                (48,760)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                    (247,201)               (275,312)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                             (465,187)               (500,733)
        End of period                                                  1,047,294               1,224,365
                                                            --------------------------------------------
    Change in net unrealized appreciation
     (depreciation) during the period                                  1,512,481               1,725,098
                                                            --------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       1,265,280               1,449,786
                                                            --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                 $          1,240,247    $          1,401,026
                                                            ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                 TOUCHSTONE THIRD
                                                                   AVENUE VALUE        TOUCHSTONE BALANCED     TOUCHSTONE BALANCED
                                                               (GRANDMASTER FLEX3(TM))   (IQ ANNUITY(TM))       (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $              1,768    $              4,937    $             10,949

EXPENSES
  Mortality and expense risk and
    administrative charges                                                   11,683                  11,260                  14,818
                                                               --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (9,915)                 (6,323)                 (3,869)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                         36,631                  35,249                   5,053
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                   4,237                   2,038                 (47,963)
        End of period                                                       266,175                 116,070                 243,825
                                                               --------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                      261,938                 114,032                 291,788
                                                               --------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                            298,569                 149,281                 296,841
                                                               --------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $            288,654    $            142,958    $            292,972
                                                               ====================================================================

                                                               TOUCHSTONE BALANCED     TOUCHSTONE CORE BOND
                                                               (GRANDMASTER FLEX3(TM))   (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $              1,744    $             42,622

EXPENSES
  Mortality and expense risk and
    administrative charges                                                    2,539                  29,334
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (795)                 13,288

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                          8,872                 (77,634)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                    (188)                (95,807)
        End of period                                                        28,236                 (31,373)
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                       28,424                  64,434
                                                               --------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                             37,296                 (13,200)
                                                               --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             36,501    $                 88
                                                               ============================================


SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                                                TOUCHSTONE EMERGING
                                                           TOUCHSTONE CORE BOND     TOUCHSTONE CORE BOND               GROWTH
                                                            (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM))       (IQ ANNUITY(TM))
                                                                 DIVISION                DIVISION                    DIVISION
                                                           ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                     $             96,090    $                33,507    $               4,946

EXPENSES
  Mortality and expense risk and
  administrative charges                                                 29,221                      9,662                    4,277
                                                           ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                             66,869                     23,845                      669

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                    (71,318)                    (8,160)                  11,303
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                            (143,260)                   (13,812)                 (13,339)
        End of period                                                   (87,151)                   (23,915)                  80,432
                                                           ------------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) during the period                                       56,109                    (10,103)                  93,771
                                                           ------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                        (15,209)                   (18,263)                 105,074
                                                           ------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                $             51,660    $                 5,582    $             105,743
                                                           ========================================================================

                                                           TOUCHSTONE EMERGING       TOUCHSTONE EMERGING
                                                                  GROWTH                   GROWTH
                                                            (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM))
                                                                 DIVISION                 DIVISION
                                                           -----------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                     $             20,217    $                11,594

EXPENSES
  Mortality and expense risk and
  administrative charges                                                 17,570                     11,260
                                                           -----------------------------------------------
NET INVESTMENT INCOME (LOSS)                                              2,647                        334

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     (3,871)                    29,339
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                            (156,847)                   (14,078)
        End of period                                                   515,216                    246,323
                                                           -----------------------------------------------
Change in net unrealized appreciation
  (depreciation) during the period                                      672,063                    260,401
                                                           -----------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                        668,192                    289,740
                                                           -----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                $            670,839    $               290,074
                                                           ===============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.


                                                            TOUCHSTONE ENHANCED     TOUCHSTONE ENHANCED       TOUCHSTONE ENHANCED
                                                                DIVIDEND 30             DIVIDEND 30               DIVIDEND 30
                                                              (IQ ANNUITY(TM))       (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM))
                                                                  DIVISION                DIVISION                 DIVISION
                                                            -----------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                      $              1,959    $              1,511    $                 6,992

EXPENSES
  Mortality and expense risk and
    administrative charges                                                   823                   1,121                      4,716
                                                            -----------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                               1,136                     390                      2,276

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                        (367)                 (2,740)                    30,676
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                               (1,393)                (20,554)                    (3,229)
        End of period                                                     17,192                  13,220                     61,496
                                                            -----------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                    18,585                  33,774                     64,725
                                                            -----------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                          18,218                  31,034                     95,401
                                                            -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                 $             19,354    $             31,424    $                97,677
                                                            =======================================================================

                                                              TOUCHSTONE LARGE CAP    TOUCHSTONE LARGE CAP
                                                                     GROWTH                  GROWTH
                                                                (IQ ANNUITY(TM))       (ANNUICHOICE(TM))
                                                                    DIVISION                DIVISION
                                                                  -APRIL 28**-            -APRIL 28**-
                                                            ----------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                      $                    -    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                      70                     438
                                                            ----------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (70)                   (438)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                        (3,110)                 (5,577)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                 (4,044)                (10,806)
        End of period                                                            -                       -
                                                            ----------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                       4,044                  10,806
                                                            ----------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                               934                   5,229
                                                            ----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                 $                  864    $              4,791
                                                            ==============================================


SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                               TOUCHSTONE LARGE CAP
                                                                      GROWTH           TOUCHSTONE GROWTH &     TOUCHSTONE GROWTH &
                                                               (GRANDMASTER FLEX3(TM))        INCOME                  INCOME
                                                                     DIVISION            (IQ ANNUITY(TM))       (ANNUICHOICE(TM))
                                                                   -APRIL 28**-              DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                  -    $             17,287    $             28,402

EXPENSES
  Mortality and expense risk and
    administrative charges                                                      181                   3,907                   3,608
                                                               --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (181)                 13,380                  24,794

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                          1,219                   8,303                  27,112
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                    (953)                 (9,285)                (24,966)
        End of period                                                             -                  50,548                  30,440
                                                               --------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                          953                  59,833                  55,406
                                                               --------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                              2,172                  68,136                  82,518
                                                               --------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $              1,991    $             81,516    $            107,312
                                                               ====================================================================

                                                                                            TOUCHSTONE
                                                               TOUCHSTONE GROWTH &         GROWTH/VALUE
                                                                      INCOME             (IQ ANNUITY(TM))
                                                               (GRANDMASTER FLEX3(TM))       DIVISION
                                                                     DIVISION              -APRIL 28**-
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $              5,775   $                   -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                    1,282                   1,062
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                  4,493                  (1,062)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                         (1,626)                (35,545)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                  (1,120)                (52,147)
        End of period                                                        21,921                       -
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                       23,041                  52,147
                                                               --------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                             21,415                  16,602
                                                               --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             25,908    $             15,540
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                    TOUCHSTONE              TOUCHSTONE
                                                                   GROWTH/VALUE            GROWTH/VALUE
                                                                (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM)) TOUCHSTONE HIGH YIELD
                                                                     DIVISION                DIVISION            (IQ ANNUITY(TM))
                                                                   -APRIL 28**-            -APRIL 28**-              DIVISION
                                                               ---------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                  -    $                  -    $            132,923

EXPENSES
  Mortality and expense risk and
    administrative charges                                                    2,020                     478                  50,089
                                                               --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (2,020)                   (478)                 82,834

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                       (101,970)                  5,962                 559,576
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                (147,736)                 (1,454)                  1,592
        End of period                                                             -                       -                 (75,350)
                                                               --------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                      147,736                   1,454                 (76,942)
                                                               --------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                             45,766                   7,416                 482,634
                                                               --------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             43,746    $              6,938    $            565,468
                                                               ====================================================================

                                                             TOUCHSTONE HIGH YIELD     TOUCHSTONE HIGH YIELD
                                                                (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM))
                                                                     DIVISION                DIVISION
                                                             -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                       $               76,385    $            163,391

EXPENSES
  Mortality and expense risk and
    administrative charges                                                   19,128                  24,898
                                                             -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 57,257                 138,493

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                        312,243                 148,807
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                 (30,525)                (11,609)
        End of period                                                       (43,921)                (68,319)
                                                             -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                      (13,396)                (56,710)
                                                             -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                            298,847                  92,097
                                                             -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                  $              356,104    $            230,590
                                                             =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                 TOUCHSTONE              TOUCHSTONE              TOUCHSTONE
                                                            INTERNATIONAL EQUITY    INTERNATIONAL EQUITY    INTERNATIONAL EQUITY
                                                              (IQ ANNUITY(TM))       (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM))
                                                                  DIVISION                DIVISION                DIVISION
                                                                -JULY 25**-             -JULY 25**-             -JULY 25**-
                                                            -----------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                      $              5,899    $              1,042    $                133

EXPENSES
  Mortality and expense risk and
    administrative charges                                                   743                     482                      56
                                                            --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                               5,156                     560                      77

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                      62,664                 (20,886)                    540
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                   32                 (23,869)                    (61)
        End of period                                                          -                       -                       -
                                                            --------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                       (32)                 23,869                      61
                                                            --------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                          62,632                   2,983                     601
                                                            --------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                           $             67,788    $              3,543    $                678
                                                            ====================================================================

                                                              TOUCHSTONE MONEY        TOUCHSTONE MONEY
                                                                   MARKET                  MARKET
                                                              (IQ ANNUITY(TM))       (ANNUICHOICE(TM))
                                                                  DIVISION                DIVISION
                                                            --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                      $             10,808    $              6,167

EXPENSES
  Mortality and expense risk and
    administrative charges                                                16,362                   6,056
                                                            --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                              (5,554)                    111

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                           -                       -
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                    -                       8
        End of period                                                          -                       8
                                                            --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                         -                       -
                                                            --------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                               -                       -
                                                            --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                           $             (5,554)   $                111
                                                            ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                       TOUCHSTONE SMALL CAP    TOUCHSTONE SMALL CAP
                                                                 TOUCHSTONE MONEY              VALUE                   VALUE
                                                                      MARKET             (IQ ANNUITY(TM))       (ANNUICHOICE(TM))
                                                               (GRANDMASTER FLEX3(TM))       DIVISION                DIVISION
                                                                     DIVISION              -APRIL 28**-            -APRIL 28**-
                                                               --------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $              1,093    $                  -    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                    1,774                     561                     739
                                                               --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (681)                   (561)                   (739)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                              -                  (4,771)                (20,838)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                       -                 (13,651)                (20,189)
        End of period                                                             -                       -                       -
                                                               --------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                            -                  13,651                  20,189
                                                               --------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                                  -                   8,880                    (649)
                                                               --------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                              $               (681)   $              8,319    $             (1,388)
                                                               ====================================================================

                                                               TOUCHSTONE SMALL CAP
                                                                      VALUE
                                                              (GRANDMASTER FLEX3(TM))  TOUCHSTONE VALUE PLUS
                                                                     DIVISION            (IQ ANNUITY(TM))
                                                                   -APRIL 28**-              DIVISION
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                  -    $              5,166

EXPENSES
  Mortality and expense risk and
    administrative charges                                                      100                   9,216
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (100)                 (4,050)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                            927                  37,672
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                     549                  (9,664)
        End of period                                                             -                 159,176
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                         (549)                168,840
                                                               --------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                                378                 206,512
                                                               --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                              $                278    $            202,462
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                                                 TOUCHSTONE BARON
                                                                                                                      MARKET
                                                               TOUCHSTONE VALUE PLUS    TOUCHSTONE VALUE PLUS    (GRANDMASTER(TM))
                                                                (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM))      DIVISION
                                                                     DIVISION                DIVISION               -MAY 1*-
                                                               ---------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $              9,937    $              2,572    $             58,499

EXPENSES
  Mortality and expense risk and
    administrative charges                                                   10,243                   3,710                  90,560
                                                               --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (306)                 (1,138)                (32,061)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                          7,473                   6,757                       -
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                 (54,444)                      -                       -
        End of period                                                       262,385                  68,543                       -
                                                               --------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                      316,829                  68,543                       -
                                                               --------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                            324,302                  75,300                       -
                                                               --------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                              $            323,996    $             74,162    $            (32,061)
                                                               ====================================================================

                                                                                         TOUCHSTONE BARON
                                                               TOUCHSTONE BALANCED          SMALL CAP
                                                                (PINNACLEPLUS(TM))      (PINNACLEPLUS(TM))
                                                                     DIVISION                DIVISION
                                                                    -JULY 15*-              -JULY 15*-
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                104    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                       26                      87
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                     78                     (87)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                              1                       6
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                       -                       -
        End of period                                                           478                   1,120
                                                               --------------------------------------------
    Change in net unrealized appreciation
     (depreciation) during the period                                           478                   1,120
                                                               --------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                                479                   1,126
                                                               --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                              $                557    $              1,039
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                       TOUCHSTONE EMERGING     TOUCHSTONE GROWTH &
                                                               TOUCHSTONE CORE BOND          GROWTH                  INCOME
                                                                (PINNACLEPLUS(TM))      (PINNACLEPLUS(TM))      (PINNACLEPLUS(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                    -JULY 15*-              -JULY 15*-              -JULY 15*-
                                                               --------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $              1,276    $                 90    $              2,317

EXPENSES
  Mortality and expense risk and
    administrative charges                                                       29                      50                     327
                                                               --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                  1,247                      40                   1,990

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                              9                       3                      18
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                       -                       -                       -
        End of period                                                        (1,236)                    940                   4,856
                                                               --------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                       (1,236)                    940                   4,856
                                                               --------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                             (1,227)                    943                   4,874
                                                               --------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $                 20    $                983    $              6,864
                                                               ====================================================================

                                                                                       TOUCHSTONE LARGE CAP
                                                               TOUCHSTONE HIGH YIELD          GROWTH
                                                                (PINNACLEPLUS(TM))      (PINNACLEPLUS(TM))
                                                                     DIVISION                DIVISION
                                                                    -JULY 15*-              -JULY 15*-
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $             14,155    $                 26

EXPENSES
  Mortality and expense risk and
    administrative charges                                                      895                       8
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 13,260                      18

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                             67                       -
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                       -                       -
        End of period                                                        (1,705)                    376
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                       (1,705)                    376
                                                               --------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                             (1,638)                    376
                                                               --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             11,622    $                394
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.


                                                              TOUCHSTONE THIRD
                                                                AVENUE VALUE        TOUCHSTONE VALUE PLUS
                                                             (PINNACLEPLUS(TM))      (PINNACLEPLUS(TM))            JPM BOND
                                                                  DIVISION                DIVISION          (GRANDMASTER FLEX3(TM))
                                                                  -JULY 15*-             -JULY 15*-                DIVISION
                                                            -----------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                      $                  -    $                 21    $                51,321

EXPENSES
  Mortality and expense risk and
    administrative charges                                                   211                      20                     18,090
                                                            -----------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (211)                      1                     33,231

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                          50                       1                     (4,610)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                    -                       -                      5,382
        End of period                                                      4,610                     362                     (5,815)
                                                            -----------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                     4,610                     362                    (11,197)
                                                            -----------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                           4,660                     363                    (15,807)
                                                            -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                           $              4,449    $                364    $                17,424
                                                            =======================================================================

                                                                   JPM BOND                JPM BOND
                                                                  (IQ3(TM))           (ANNUICHOICE(TM))
                                                                   DIVISION                DIVISION
                                                            ---------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                       $             94,775    $             63,820

EXPENSES
  Mortality and expense risk and
    administrative charges                                                 40,760                  11,646
                                                            ---------------------------------------------
NET INVESTMENT INCOME (LOSS)                                               54,015                  52,174

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     (145,515)                 (2,995)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                25,183                  13,592
        End of period                                                      52,367                  (6,831)
                                                            ---------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                     27,184                 (20,423)
                                                            ---------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                         (118,331)                (23,418)
                                                            ---------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                            $            (64,316)   $             28,756
                                                            =============================================


SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                JPM INTERNATIONAL       JPM INTERNATIONAL       JPM INTERNATIONAL
                                                                  OPPORTUNITIES           OPPORTUNITIES           OPPORTUNITIES
                                                               (GRANDMASTER FLEX3(TM))      (IQ3(TM))           (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                932    $                525    $                  9

EXPENSES
  Mortality and expense risk and
    administrative charges                                                    1,276                   3,070                      81
                                                               --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (344)                 (2,545)                    (72)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                          6,079                 107,003                     155
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                     288                    (984)                      1
        End of period                                                        24,719                  18,735                   3,424
                                                               --------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                       24,431                  19,719                   3,423
                                                               --------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                             30,510                 126,722                   3,578
                                                               --------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             30,166    $            124,177    $              3,506
                                                               ====================================================================

                                                                  JPM MID CAP VALUE        JPM MID CAP VALUE
                                                               (GRANDMASTER FLEX3(TM))         (IQ3(TM))
                                                                      DIVISION                  DIVISION
                                                              ------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                        $                    490    $                854

EXPENSES
  Mortality and expense risk and
    administrative charges                                                       4,342                   4,993
                                                              ------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                    (3,852)                 (4,139)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                            14,282                  54,427
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                        216                   1,198
        End of period                                                           64,410                  42,909
                                                              ------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                          64,194                  41,711
                                                              ------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                                78,476                  96,138
                                                              ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                   $                 74,624    $             91,999
                                                              ================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                            VAN KAMPEN              VAN KAMPEN
                                                                                            BANDWIDTH &              BANDWIDTH &
                                                                                         TELECOMMUNICATION       TELECOMMUNICATION
                                                                JPM MID CAP VALUE      (GRANDMASTER FLEX3(TM))   (ANNUICHOICE(TM)
                                                                (ANNUICHOICE(TM))            DIVISION                DIVISION
                                                                     DIVISION              -APRIL 30**-            -APRIL 30**-
                                                               --------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                670    $                  -    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                    1,994                       7                      46
                                                               --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (1,324)                     (7)                    (46)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                         10,164                  (1,233)                 (4,488)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                     188                  (1,314)                 (5,066
        End of period                                                        50,171                       -                       -
                                                               --------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                       49,983                   1,314                   5,066
                                                               --------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                             60,147                      81                     578
                                                               --------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                              $             58,823    $                 74    $                532
                                                               ====================================================================

                                                                      VAN KAMPEN              VAN KAMPEN
                                                                       BANDWIDTH &        BIOTECHNOLOGY &
                                                                   TELECOMMUNICATION         PHARMACEUTICAL
                                                                   (IQ ANNUITY(TM))       (ANNUICHOICE(TM))
                                                                       DIVISION                DIVISION
                                                                     -APRIL 30**-            -APRIL 30**-
                                                                 ---------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                           $                  -    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                          -                   1,262
                                                                 --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                        -                  (1,262)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                             (113)                 16,495
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                      (108)                (57,499)
        End of period                                                               -                       -
                                                                 --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                            108                  57,499
                                                                 --------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                                   (5)                 73,994
                                                                 --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                $                 (5)   $             72,732
                                                                 ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                VAN KAMPEN              VAN KAMPEN
                                                             BIOTECHNOLOGY &         BIOTECHNOLOGY &          VAN KAMPEN UIF
                                                              PHARMACEUTICAL          PHARMACEUTICAL         EMERGING MARKETS
                                                             (IQ ANNUITY(TM))      (GRANDMASTER FLEX3(TM))         DEBT
                                                                 DIVISION                DIVISION          (GRANDMASTER FLEX3(TM))
                                                               -APRIL 30**-            -APRIL 30**-              DIVISION
                                                           ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                     $                  -    $                  -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                1,063                      37                       1,473
                                                           ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                             (1,063)                    (37)                     (1,473)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     (1,913)                  1,080                       9,681
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                             (29,036)                   (118)                       (103)
        End of period                                                         -                       -                      10,415
                                                           ------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                   29,036                     118                      10,518
                                                           ------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                         27,123                   1,198                      20,199
                                                           ------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                          $             26,060    $              1,161    $                 18,726
                                                           ========================================================================

                                                              VAN KAMPEN UIF          VAN KAMPEN UIF
                                                             EMERGING MARKETS        EMERGING MARKETS
                                                                   DEBT                    DEBT
                                                                (IQ3(TM))           (ANNUICHOICE(TM))
                                                                 DIVISION                DIVISION
                                                           --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                     $                  -    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                5,591                     881
                                                           --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                             (5,591)                   (881)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     45,045                   7,228
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                               3,048                  (1,298)
        End of period                                                    49,151                  12,725
                                                           --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                   46,103                  14,023
                                                           --------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                         91,148                  21,251
                                                           --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                          $             85,557    $             20,370
                                                           ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                VAN KAMPEN UIF U.S.     VAN KAMPEN UIF U.S.     VAN KAMPEN UIF U.S.
                                                                   REAL ESTATE             REAL ESTATE             REAL ESTATE
                                                              (GRANDMASTER FLEX3(TM))       (IQ3(TM))           (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                  -    $                  -    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                   11,444                  10,309                   8,124
                                                               --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (11,444)                (10,309)                 (8,124)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                          8,327                  22,936                 107,732
    Net unrealized appreciation (depreciation)
     of investments:
       Beginning of period                                                    4,491                  (3,992)                 (9,698)
       End of period                                                        237,851                 198,234                 137,240
                                                               --------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) during the period                                          233,360                 202,226                 146,938
                                                               --------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                            241,687                 225,162                 254,670
                                                               --------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                              $            230,243    $            214,853    $            246,546
                                                               ====================================================================

                                                                VAN KAMPEN INTERNET   VAN KAMPEN INTERNET
                                                                (ANNUICHOICE(TM))       (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION
                                                                   -APRIL 30**-            -APRIL 30**-
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                  -    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                       17                      28
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                    (17)                    (28)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                            346                  (1,433)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                       -                    (385)
        End of period                                                             -                       -
                                                               --------------------------------------------
Change in net unrealized appreciation
  (depreciation) during the period                                                -                     385
                                                               --------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                                346                  (1,048)
                                                               --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                              $                329    $             (1,076)
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                        VAN KAMPEN MS HIGH      VAN KAMPEN MS HIGH-
                                                               VAN KAMPEN INTERNET        TECH 35 INDEX            TECH 35 INDEX
                                                             (GRANDMASTER FLEX3(TM))  (GRANDMASTER FLEX3(TM))   (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                   -APRIL 30**-            -APRIL 30**-            -APRIL 30**-
                                                             ----------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                       $                    -    $                  -    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                        5                       4                     126
                                                             ----------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                     (5)                     (4)                   (126)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                           (148)                    107                  (6,879)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                       -                       -                  (8,451)
        End of period                                                             -                       -                       -
                                                             ----------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                            -                       -                   8,451
                                                             ----------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                               (148)                    107                   1,572
                                                             ----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                            $                 (153)   $                103    $              1,446
                                                             ======================================================================

                                                              VAN KAMPEN MS HIGH-      VAN KAMPEN MS U.S.
                                                                 TECH 35 INDEX           MULTINATIONAL
                                                               (IQ ANNUITY(TM))       (ANNUICHOICE(TM))
                                                                   DIVISION                DIVISION
                                                                 -APRIL 30**-            -APRIL 30**-
                                                             --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                       $                  -    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                    142                      27
                                                             --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (142)                    (27)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                      (17,477)                 (1,249)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                               (20,160)                 (1,668)
        End of period                                                           -                       -
                                                             --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                     20,160                   1,668
                                                             --------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                            2,683                     419
                                                             --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                            $              2,541    $                392
                                                             ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                     VAN KAMPEN MS U.S.          VAN KAMPEN MS U.S.            VAN KAMPEN LIT
                                                       MULTINATIONAL               MULTINATIONAL                  COMSTOCK
                                                      (IQ ANNUITY(TM))        (GRANDMASTER FLEX3(TM))     (GRANDMASTER FLEX3(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                        -APRIL 30**-                -APRIL 30**-                -JANUARY 6*-
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -    $                    600

EXPENSES
  Mortality and expense risk and
    administrative charges                                              88                         126                       3,451
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           (88)                       (126)                     (2,851)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                (2,588)                      2,004                       1,228
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                         (3,094)                      1,535                           -
        End of period                                                    -                           -                      82,080
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                               3,094                      (1,535)                     82,080
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       506                         469                      83,308
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                    418    $                    343    $                 80,457
                                                  ================================================================================

                                                                                   VAN KAMPEN UIF
                                                       VAN KAMPEN LIT             EMERGING MARKETS
                                                      EMERGING GROWTH                  EQUITY
                                                  (GRANDMASTER FLEX3(TM))     (GRANDMASTER FLEX3(TM))
                                                          DIVISION                    DIVISION
                                                        -JANUARY 6*-                -JANUARY 6*-
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                              27                         365
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           (27)                       (365)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  (350)                      2,054
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -
        End of period                                                    -                       8,755
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                   -                       8,755
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      (350)                     10,809
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                   (377)   $                 10,444
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                    INITIAL CLASS
                                                  --------------------------------------------------------------------------------
                                                      VIP MONEY MARKET            VIP MONEY MARKET
                                                     (GRANDMASTER(TM))            (IQ ANNUITY(TM))            VIP HIGH INCOME
                                                          DIVISION                    DIVISION               (GRANDMASTER(TM))
                                                        -JULY 25**-                 -JULY 25**-                   DIVISION
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                133,491    $                 36,210    $                750,803

EXPENSES
  Mortality and expense risk and
    administrative charges                                         169,604                      49,508                     169,233
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       (36,113)                    (13,298)                    581,570

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     -                           -                   1,782,820
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                             38                         (18)                    602,208
        End of period                                                    -                           -                   1,085,730
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 (38)                         18                     483,522
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       (38)                         18                   2,266,342
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                (36,151)   $                (13,280)   $              2,847,912
                                                  ================================================================================

                                                                     INITIAL CLASS
                                                  ----------------------------------------------------
                                                     VIP EQUITY-INCOME               VIP GROWTH
                                                     (GRANDMASTER(TM))           (GRANDMASTER(TM))
                                                          DIVISION                    DIVISION
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                783,161    $                 84,974

EXPENSES
  Mortality and expense risk and
    administrative charges                                         567,496                     411,477
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       215,665                    (326,503)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                            (2,244,945)                 (6,671,020)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                     (9,187,114)                (28,036,335)
        End of period                                            3,471,090                 (12,862,363)
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                          12,658,204                  15,173,972
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                10,413,259                   8,502,952
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $             10,628,924    $              8,176,449
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                    INITIAL CLASS
                                                  --------------------------------------------------------------------------------
                                                                                 VIP II INVESTMENT           VIP II INVESTMENT
                                                        VIP OVERSEAS                 GRADE BOND                  GRADE BOND
                                                     (GRANDMASTER(TM))           (GRANDMASTER(TM))            (IQ ANNUITY(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                 84,556    $              1,569,390    $                171,011

EXPENSES
  Mortality and expense risk and
    administrative charges                                         129,819                     329,330                      41,727
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       (45,263)                  1,240,060                     129,284

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                              (414,758)                    844,169                      65,767
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                       (767,676)                  1,675,960                     218,289
        End of period                                            3,089,183                     512,562                     127,676
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                           3,856,859                  (1,163,398)                    (90,613)
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                 3,442,101                    (319,229)                    (24,846)
                                                  --------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $              3,396,838    $                920,831    $                104,438
                                                  ================================================================================

                                                                     INITIAL CLASS
                                                  ----------------------------------------------------
                                                    VIP II ASSET MANAGER          VIP II INDEX 500
                                                     (GRANDMASTER(TM))           (GRANDMASTER(TM))
                                                          DIVISION                    DIVISION
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                716,263    $                348,235

EXPENSES
  Mortality and expense risk and
    administrative charges                                         250,939                     305,990
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       465,324                      42,245

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                            (1,461,134)                 (3,789,876)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                     (5,394,432)                (12,016,175)
        End of period                                           (1,646,229)                 (2,687,943)
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                           3,748,203                   9,328,232
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                 2,287,069                   5,538,356
                                                  ----------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $              2,752,393    $              5,580,601
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                    INITIAL CLASS
                                                  --------------------------------------------------------------------------------
                                                                               VIP II ASSET MANAGER:
                                                      VIP II INDEX 500                GROWTH                  VIP II CONTRAFUND
                                                      (IQ ANNUITY(TM))           (GRANDMASTER(TM))            (GRANDMASTER(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                 26,923    $                150,362    $                137,343

EXPENSES
  Mortality and expense risk and
    administrative charges                                          25,841                      67,628                     386,199
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                         1,082                      82,734                    (248,856)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                              (212,580)                   (537,481)                   (175,299)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                       (589,116)                 (2,474,690)                 (2,658,072)
        End of period                                               42,296                  (1,042,388)                  4,532,850
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             631,412                   1,432,302                   7,190,922
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   418,832                     894,821                   7,015,623
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                419,914    $                977,555    $              6,766,767
                                                  ================================================================================

                                                                      INITIAL CLASS
                                                  ----------------------------------------------------
                                                      VIP III GROWTH
                                                       OPPORTUNITIES              VIP III BALANCED
                                                     (GRANDMASTER(TM))           (GRANDMASTER(TM))
                                                          DIVISION                    DIVISION
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                 29,816    $                 90,431

EXPENSES
  Mortality and expense risk and
    administrative charges                                          49,577                      42,619
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       (19,761)                     47,812

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                              (837,170)                    (60,148)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                     (1,743,238)                   (269,984)
        End of period                                               12,171                     202,407
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                           1,755,409                     472,391
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   918,239                     412,243
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                898,478    $                460,055
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                        INITIAL CLASS                             SERVICE CLASS
                                                  ------------------------    ----------------------------------------------------
                                                                                  TOUCHSTONE MONEY            TOUCHSTONE MONEY
                                                      VIP III GROWTH &                 MARKET                      MARKET
                                                           INCOME                (PINNACLEPLUS(TM))       (GRANDMASTER FLEX3(TM))
                                                     (GRANDMASTER(TM))                DIVISION                    DIVISION
                                                          DIVISION                   -JULY 15*-                  -JULY 14*-
                                                  ------------------------    ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                 90,816    $                    399    $                  4,417

EXPENSES
  Mortality and expense risk and
    administrative charges                                         103,098                         985                      11,018
                                                  ------------------------    ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       (12,282)                       (586)                     (6,601)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                              (633,301)                          -                           -
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                     (2,984,793)                          -                           -
        End of period                                             (841,129)                          -                           -
                                                  ------------------------    ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                           2,143,664                           -                           -
                                                  ------------------------    ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                 1,510,363                           -                           -
                                                  ------------------------    ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $              1,498,081    $                   (586)   $                 (6,601)
                                                  ========================    ====================================================

                                                                     SERVICE CLASS
                                                  ----------------------------------------------------
                                                      TOUCHSTONE MONEY            TOUCHSTONE MONEY
                                                           MARKET                      MARKET
                                                      (IQ ANNUITY(TM))           (ANNUICHOICE(TM))
                                                          DIVISION                    DIVISION
                                                         -JULY 14*-                  -JULY 14*-
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                 56,828    $                 17,853

EXPENSES
  Mortality and expense risk and
    administrative charges                                         136,337                      28,534
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       (79,509)                    (10,681)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     -                           -
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -
        End of period                                                   20                           -
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                  20                           -
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                        20                           -
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                (79,489)   $                (10,681)
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                    SERVICE CLASS
                                                  --------------------------------------------------------------------------------
                                                      VIP III MID CAP             VIP III MID CAP             VIP HIGH INCOME
                                                     (GRANDMASTER(TM))            (IQ ANNUITY(TM))            (IQ ANNUITY(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                 23,077    $                  6,763    $                256,695

EXPENSES
  Mortality and expense risk and
    administrative charges                                          99,858                      32,254                      47,993
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       (76,781)                    (25,491)                    208,702

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                              (249,197)                     (1,450)                    371,729
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                       (348,082)                   (153,361)                    170,295
        End of period                                            2,361,615                     606,842                     254,115
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                           2,709,697                     760,203                      83,820
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                 2,460,500                     758,753                     455,549
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $              2,383,719    $                733,262    $                664,251
                                                  ================================================================================

                                                                      SERVICE CLASS
                                                  ----------------------------------------------------
                                                     VIP EQUITY-INCOME               VIP GROWTH
                                                      (IQ ANNUITY(TM))            (IQ ANNUITY(TM))
                                                          DIVISION                    DIVISION
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                 32,855    $                  3,903

EXPENSES
  Mortality and expense risk and
    administrative charges                                          24,197                      29,131
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                         8,658                     (25,228)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                              (152,293)                   (583,728)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                       (260,953)                   (923,917)
        End of period                                              274,787                     201,803
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             535,740                   1,125,720
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   383,447                     541,992
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                392,105    $                516,764
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                    SERVICE CLASS
                                                  --------------------------------------------------------------------------------
                                                                                                           VIP II ASSET MANAGER:
                                                        VIP OVERSEAS            VIP II ASSET MANAGER               GROWTH
                                                      (IQ ANNUITY(TM))            (IQ ANNUITY(TM))            (IQ ANNUITY(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                  1,157    $                 10,103    $                  2,821

EXPENSES
  Mortality and expense risk and
    administrative charges                                           4,055                       4,409                       1,237
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (2,898)                      5,694                       1,584

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                60,645                      (7,164)                     (5,241)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                         (2,537)                    (17,369)                    (18,730)
        End of period                                               46,620                      30,691                       2,459
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              49,157                      48,060                      21,189
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   109,802                      40,896                      15,948
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                106,904    $                 46,590    $                 17,532
                                                  ================================================================================

                                                                      SERVICE CLASS
                                                  ----------------------------------------------------
                                                                                   VIP III GROWTH
                                                      VIP II CONTRAFUND             OPPORTUNITIES
                                                      (IQ ANNUITY(TM))            (IQ ANNUITY(TM))
                                                          DIVISION                    DIVISION
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                  8,605    $                  1,536

EXPENSES
  Mortality and expense risk and
    administrative charges                                          31,468                       3,682
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       (22,863)                     (2,146)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                              (134,967)                    (30,512)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                       (254,790)                    (83,568)
        End of period                                              381,488                      11,197
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             636,278                      94,765
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   501,311                      64,253
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                478,448    $                 62,107
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                    SERVICE CLASS
                                                  --------------------------------------------------------------------------------
                                                                                  VIP III GROWTH &              MFS EMERGING
                                                      VIP III BALANCED                 INCOME                      GROWTH
                                                      (IQ ANNUITY(TM))            (IQ ANNUITY(TM))            (IQ ANNUITY(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                 16,109    $                  9,715    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                           7,030                      12,520                      11,011
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                         9,079                      (2,805)                    (11,011)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                               (14,256)                    (39,077)                    (92,871)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                        (27,341)                   (187,663)                   (335,657)
        End of period                                               47,285                      20,527                     (56,723)
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              74,626                     208,190                     278,934
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    60,370                     169,113                     186,063
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 69,449    $                166,308    $                175,052
                                                  ================================================================================

                                                                      SERVICE CLASS
                                                  ----------------------------------------------------
                                                        MFS EMERGING                MFS EMERGING
                                                           GROWTH                      GROWTH
                                                     (ANNUICHOICE(TM))           (GRANDMASTER(TM))
                                                          DIVISION                    DIVISION
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                           3,221                         729
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (3,221)                       (729)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                               (79,289)                     (2,672)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                       (110,570)                     (5,321)
        End of period                                               53,040                       8,831
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             163,610                      14,152
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    84,321                      11,480
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 81,100    $                 10,751
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                    SERVICE CLASS
                                                  --------------------------------------------------------------------------------
                                                        MFS EMERGING            MFS INVESTORS GROWTH        MFS INVESTORS GROWTH
                                                           GROWTH                      STOCK                       STOCK
                                                  (GRANDMASTER FLEX3(TM))         (IQ ANNUITY(TM))           (ANNUICHOICE(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             355                       9,628                       3,765
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (355)                     (9,628)                     (3,765)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                    79                    (135,093)                    (18,565)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                    (210,315)                    (64,883)
        End of period                                                5,297                      58,829                      28,784
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                               5,297                     269,144                      93,667
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                     5,376                     134,051                      75,102
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                  5,021    $                124,423    $                 71,337
                                                  ================================================================================

                                                                       SERVICE CLASS
                                                  ----------------------------------------------------
                                                    MFS INVESTORS GROWTH        MFS INVESTORS GROWTH
                                                           STOCK                       STOCK
                                                     (GRANDMASTER(TM))        (GRANDMASTER FLEX3(TM))
                                                          DIVISION                    DIVISION
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             942                       6,082
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (942)                     (6,082)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                               (23,115)                      7,267
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                        (29,616)                     (3,436)
        End of period                                                9,230                      76,630
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              38,846                      80,066
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    15,731                      87,333
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 14,789    $                 81,251
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                  SERVICE CLASS
                                                  --------------------------------------------------------------------------------
                                                    MFS INVESTORS TRUST         MFS INVESTORS TRUST         MFS INVESTORS TRUST
                                                      (IQ ANNUITY(TM))           (ANNUICHOICE(TM))           (GRANDMASTER(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                  1,900    $                  1,838    $                  1,036

EXPENSES
  Mortality and expense risk and
    administrative charges                                           6,009                       4,040                       2,462
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (4,109)                     (2,202)                     (1,426)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                               (37,556)                    (18,934)                     (9,423)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                        (92,400)                    (69,678)                    (21,252)
        End of period                                               19,093                      27,153                      22,249
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             111,493                      96,831                      43,501
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    73,937                      77,897                      34,078
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 69,828    $                 75,695    $                 32,652
                                                  ================================================================================

                                                                      SERVICE CLASS
                                                  ----------------------------------------------------
                                                    MFS INVESTORS TRUST          MFS MID CAP GROWTH
                                                  (GRANDMASTER FLEX3(TM))         (IQ ANNUITY(TM))
                                                          DIVISION                    DIVISION
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                    236    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             826                      22,082
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (590)                    (22,082)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                 1,191                     402,828
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                      52,277
        End of period                                               12,281                     143,204
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              12,281                      90,927
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    13,472                     493,755
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 12,882    $                471,673
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                    SERVICE CLASS
                                                  --------------------------------------------------------------------------------
                                                     MFS MID CAP GROWTH          MFS MID CAP GROWTH          MFS MID CAP GROWTH
                                                     (ANNUICHOICE(TM))           (GRANDMASTER(TM))        (GRANDMASTER FLEX3(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                           8,358                       9,122                       3,346
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (8,358)                     (9,122)                     (3,346)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                               161,041                      67,900                       8,952
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                         32,454                     (10,901)                      1,079
        End of period                                              109,537                     116,562                      56,888
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              77,083                     127,463                      55,809
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   238,124                     195,363                      64,761
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                229,766    $                186,241    $                 61,415
                                                  ================================================================================

                                                                     SERVICE CLASS
                                                  ----------------------------------------------------
                                                     MFS NEW DISCOVERY           MFS NEW DISCOVERY
                                                      (IQ ANNUITY(TM))           (ANNUICHOICE(TM))
                                                          DIVISION                    DIVISION
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                          12,148                       3,237
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       (12,148)                     (3,237)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                 6,584                     (24,091)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                        (38,639)                    (80,532)
        End of period                                              195,785                      35,050
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             234,424                     115,582
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   241,008                      91,491
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                228,860    $                 88,254
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERVICE CLASS
                                                  --------------------------------------------------------------------------------
                                                                                                                MFS CAPITAL
                                                     MFS NEW DISCOVERY           MFS NEW DISCOVERY             OPPORTUNITIES
                                                     (GRANDMASTER(TM))        (GRANDMASTER FLEX3(TM))         (IQ ANNUITY(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                           7,590                         376                      15,452
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (7,590)                       (376)                    (15,452)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                22,655                         119                    (382,640)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                         (6,614)                       (296)                   (653,129)
        End of period                                              117,727                       5,001                     (33,258)
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             124,341                       5,297                     619,871
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   146,996                       5,416                     237,231
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                139,406    $                  5,040    $                221,779
                                                  ================================================================================

                                                                     SERVICE CLASS
                                                  ----------------------------------------------------
                                                       MFS CAPITAL                  MFS CAPITAL
                                                       OPPORTUNITIES               OPPORTUNITIES
                                                     (ANNUICHOICE(TM))           (GRANDMASTER(TM))
                                                          DIVISION                    DIVISION
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                           1,898                       6,942
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (1,898)                     (6,942)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                               (15,869)                   (136,141)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                        (61,097)                   (149,439)
        End of period                                                1,321                      90,361
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              62,418                     239,800
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    46,549                     103,659
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 44,651    $                 96,717
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                    SERVICE CLASS
                                                  --------------------------------------------------------------------------------
                                                        MFS CAPITAL
                                                       OPPORTUNITIES              MFS TOTAL RETURN            MFS TOTAL RETURN
                                                  (GRANDMASTER FLEX3(TM))         (IQ ANNUITY(TM))           (ANNUICHOICE(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                 69,324    $                 60,861

EXPENSES
  Mortality and expense risk and
    administrative charges                                           2,481                      60,370                      37,996
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (2,481)                      8,954                      22,865

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  (692)                      3,363                       6,207
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                         (1,307)                   (177,429)                   (123,737)
        End of period                                               44,281                     385,466                     405,133
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              45,588                     562,895                     528,870
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    44,896                     566,258                     535,077
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 42,415    $                575,212    $                557,942
                                                  ================================================================================

                                                                     SERVICE CLASS
                                                  ----------------------------------------------------
                                                      MFS TOTAL RETURN            MFS TOTAL RETURN
                                                     (GRANDMASTER(TM))        (GRANDMASTER FLEX3(TM))
                                                          DIVISION                    DIVISION
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                116,143    $                 11,311

EXPENSES
  Mortality and expense risk and
    administrative charges                                          93,881                      15,191
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        22,262                      (3,880)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                               (58,205)                      4,931
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                         26,172                      20,334
        End of period                                            1,035,069                     165,371
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                           1,008,897                     145,037
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   950,692                     149,968
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                972,954    $                146,088
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                    SERVICE CLASS
                                                  --------------------------------------------------------------------------------
                                                        MFS RESEARCH                MFS RESEARCH                MFS RESEARCH
                                                     (ANNUICHOICE(TM))           (GRANDMASTER(TM))               (IQ3(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                  1,445    $                    374    $                    397

EXPENSES
  Mortality and expense risk and
    administrative charges                                           3,333                       1,046                       1,003
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (1,888)                       (672)                       (606)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                               (23,175)                      6,789                       2,420
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                        (83,188)                       (374)                       (192)
        End of period                                               14,674                       2,563                      15,059
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              97,862                       2,937                      15,251
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    74,687                       9,726                      17,671
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 72,799    $                  9,054    $                 17,065
                                                  ================================================================================

                                                                     SERVICE CLASS
                                                  ----------------------------------------------------
                                                                                     JANUS ASPEN
                                                                                INTERNATIONAL GROWTH
                                                        MFS RESEARCH             (PINNACLEPLUS(TM))
                                                  (GRANDMASTER FLEX3(TM))             DIVISION
                                                          DIVISION                   -JULY 15*-
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                    365    $                     34

EXPENSES
  Mortality and expense risk and
    administrative charges                                           1,682                          46
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (1,317)                        (12)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                    20                           3
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                         (3,575)                          -
        End of period                                               19,781                       1,230
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              23,356                       1,230
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    23,376                       1,233
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 22,059    $                  1,221
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                    SERVICE CLASS
                                                  --------------------------------------------------------------------------------
                                                        MFS CAPITAL                 MFS EMERGING
                                                       OPPORTUNITIES                   GROWTH               MFS INVESTORS TRUST
                                                     (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                         -JULY 15*-                  -JULY 15*-                  -JULY 15*-
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                               5                          41                          35
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (5)                        (41)                        (35)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     -                           2                           1
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -                           -
        End of period                                                  265                         620                         461
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 265                         620                         461
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       265                         622                         462
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                    260    $                    581    $                    427
                                                  ================================================================================

                                                                     SERVICE CLASS
                                                  ----------------------------------------------------
                                                     MFS MID CAP GROWTH          MFS NEW DISCOVERY
                                                     (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))
                                                          DIVISION                    DIVISION
                                                         -JULY 15*-                  -JULY 15*-
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                              61                          56
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           (61)                        (56)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                    (8)                          5
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -
        End of period                                                  915                         618
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 915                         618
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       907                         623
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                    846    $                    567
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                        SERVICE CLASS                             SERVICE CLASS 2
                                                  ------------------------    ----------------------------------------------------
                                                      MFS TOTAL RETURN            VIP MONEY MARKET            VIP MONEY MARKET
                                                     (PINNACLEPLUS(TM))           (IQ ANNUITY(TM))           (ANNUICHOICE(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                         -JULY 15*-                 -JULY 25**-                 -JULY 25**-
                                                  ------------------------    ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                 99,226    $                 32,343

EXPENSES
  Mortality and expense risk and
    administrative charges                                             473                     178,581                      39,763
                                                  ------------------------    ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (473)                    (79,355)                     (7,420)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                    25                           -                           -
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                         (80)                        120
        End of period                                                6,830                           -                           -
                                                  ------------------------    ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                               6,830                          80                        (120)
                                                  ------------------------    ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                     6,855                          80                        (120)
                                                  ------------------------    ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                  6,382    $                (79,275)   $                 (7,540)
                                                  ========================    ====================================================

                                                                    SERVICE CLASS 2
                                                  ----------------------------------------------------
                                                      VIP MONEY MARKET
                                                  (GRANDMASTER FLEX3(TM))          VIP HIGH INCOME
                                                          DIVISION                (IQ ANNUITY(TM))
                                                        -JULY 25**-                   DIVISION
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                  2,693    $                 85,196

EXPENSES
  Mortality and expense risk and
    administrative charges                                           5,271                     111,443
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (2,578)                    (26,247)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     -                   1,716,172
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                      49,136
        End of period                                                    -                     445,292
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                   -                     396,156
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                         -                   2,112,328
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 (2,578)   $              2,086,081
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                  SERVICE CLASS 2
                                                  --------------------------------------------------------------------------------
                                                      VIP HIGH INCOME            VIP EQUITY-INCOME           VIP EQUITY-INCOME
                                                     (ANNUICHOICE(TM))            (IQ ANNUITY(TM))           (ANNUICHOICE(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                 97,986    $                 39,668    $                 46,626

EXPENSES
  Mortality and expense risk and
    administrative charges                                          17,722                      35,122                      30,214
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        80,264                       4,546                      16,412

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                               204,144                     145,147                    (145,445)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                         65,236                     (13,254)                   (169,715)
        End of period                                              180,697                     451,017                     742,710
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             115,461                     464,271                     912,425
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   319,605                     609,418                     766,980
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                399,869    $                613,964    $                783,392
                                                  ================================================================================

                                                                    SERVICE CLASS 2
                                                  ----------------------------------------------------
                                                     VIP EQUITY-INCOME               VIP GROWTH
                                                  (GRANDMASTER FLEX3(TM))         (IQ ANNUITY(TM))
                                                          DIVISION                    DIVISION
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                  9,674    $                    631

EXPENSES
  Mortality and expense risk and
    administrative charges                                          12,603                      15,385
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (2,929)                    (14,754)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                26,039                      84,331
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                         40,858                      12,503
        End of period                                              247,203                     137,481
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             206,345                     124,978
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   232,384                     209,309
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                229,455    $                194,555
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                  SERVICE CLASS 2
                                                  --------------------------------------------------------------------------------
                                                         VIP GROWTH                  VIP GROWTH                 VIP OVERSEAS
                                                     (ANNUICHOICE(TM))        (GRANDMASTER FLEX3(TM))         (IQ ANNUITY(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                    841    $                    143    $                    923

EXPENSES
  Mortality and expense risk and
    administrative charges                                          12,291                       7,893                      13,245
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       (11,450)                     (7,750)                    (12,322)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                88,607                     129,821                     599,684
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                         12,819                      (1,799)                     (1,927)
        End of period                                              263,651                      35,855                      40,353
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             250,832                      37,654                      42,280
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   339,439                     167,475                     641,964
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                327,989    $                159,725    $                629,642
                                                  ================================================================================

                                                                    SERVICE CLASS 2
                                                  ----------------------------------------------------
                                                                                VIP INVESTMENT GRADE
                                                        VIP OVERSEAS                    BOND
                                                     (ANNUICHOICE(TM))            (IQ ANNUITY(TM))
                                                          DIVISION                    DIVISION
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                    384    $                378,628

EXPENSES
  Mortality and expense risk and
    administrative charges                                           1,868                      77,503
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (1,484)                    301,125

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                47,745                     118,994
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                         (1,212)                    290,984
        End of period                                               40,033                      82,344
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              41,245                    (208,640)
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    88,990                     (89,646)
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 87,506    $                211,479
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                  SERVICE CLASS 2
                                                  --------------------------------------------------------------------------------
                                                    VIP INVESTMENT GRADE
                                                            BOND                 VIP ASSET MANAGER           VIP ASSET MANAGER
                                                     (ANNUICHOICE(TM))            (IQ ANNUITY(TM))           (ANNUICHOICE(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                506,085    $                  7,104    $                 10,919

EXPENSES
  Mortality and expense risk and
    administrative charges                                          87,818                       2,815                       4,628
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       418,267                       4,289                       6,291

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                               153,409                      (3,759)                     (4,834)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                        470,145                     (12,466)                    (13,155)
        End of period                                              208,314                      20,444                      59,261
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                            (261,831)                     32,910                      72,416
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                  (108,422)                     29,151                      67,582
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                309,845    $                 33,440    $                 73,873
                                                  ================================================================================

                                                                     SERVICE CLASS 2
                                                  ----------------------------------------------------
                                                       VIP INDEX 500               VIP INDEX 500
                                                      (IQ ANNUITY(TM))           (ANNUICHOICE(TM))
                                                          DIVISION                    DIVISION
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                 19,521    $                 22,700

EXPENSES
  Mortality and expense risk and
    administrative charges                                          32,635                      18,634
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       (13,114)                      4,066

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                               356,295                      68,921
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                        (57,684)                    (10,579)
        End of period                                              204,595                     370,599
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             262,279                     381,178
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   618,574                     450,099
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                605,460    $                454,165
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                  SERVICE CLASS 2
                                                  --------------------------------------------------------------------------------
                                                     VIP ASSET MANAGER:          VIP ASSET MANAGER:
                                                           GROWTH                      GROWTH                   VIP BALANCED
                                                      (IQ ANNUITY(TM))           (ANNUICHOICE(TM))            (IQ ANNUITY(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                  3,870    $                  2,592    $                 23,230

EXPENSES
  Mortality and expense risk and
    administrative charges                                           2,794                       1,018                      12,535
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                         1,076                       1,574                      10,695

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                (3,171)                    (12,088)                    (16,125)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                        (12,455)                    (14,382)                    (41,733)
        End of period                                               25,456                      16,193                      90,856
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              37,911                      30,575                     132,589
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    34,740                      18,487                     116,464
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 35,816    $                 20,061    $                127,159
                                                  ================================================================================

                                                                     SERVICE CLASS 2
                                                  ----------------------------------------------------
                                                        VIP BALANCED               VIP CONTRAFUND
                                                     (ANNUICHOICE(TM))            (IQ ANNUITY(TM))
                                                          DIVISION                    DIVISION
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                 37,344    $                  5,366

EXPENSES
  Mortality and expense risk and
    administrative charges                                          15,406                      30,998
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        21,938                     (25,632)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                (5,269)                    271,179
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                        (97,896)                   (127,973)
        End of period                                              112,578                     135,525
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             210,474                     263,498
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   205,205                     534,677
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                227,143    $                509,045
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                  SERVICE CLASS 2
                                                  --------------------------------------------------------------------------------
                                                                                                                 VIP GROWTH
                                                       VIP CONTRAFUND              VIP CONTRAFUND              OPPORTUNITIES
                                                     (ANNUICHOICE(TM))        (GRANDMASTER FLEX3(TM))         (IQ ANNUITY(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                  5,091    $                  2,086    $                    355

EXPENSES
  Mortality and expense risk and
    administrative charges                                          19,737                      21,019                       1,399
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       (14,646)                    (18,933)                     (1,044)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                (1,027)                      2,457                       2,711
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                        (72,403)                      1,002                      (7,794)
        End of period                                              437,329                     376,844                      16,794
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             509,732                     375,842                      24,588
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   508,705                     378,299                      27,299
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                494,059    $                359,366    $                 26,255
                                                  ================================================================================

                                                                     SERVICE CLASS 2
                                                  ----------------------------------------------------
                                                         VIP GROWTH                  VIP GROWTH
                                                       OPPORTUNITIES               OPPORTUNITIES
                                                     (ANNUICHOICE(TM))        (GRANDMASTER FLEX3(TM))
                                                          DIVISION                    DIVISION
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                    471    $                      5

EXPENSES
  Mortality and expense risk and
    administrative charges                                           1,878                         765
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (1,407)                       (760)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                15,959                         283
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                        (13,140)                       (106)
        End of period                                               27,995                      16,303
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              41,135                      16,409
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    57,094                      16,692
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 55,687    $                 15,932
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                  SERVICE CLASS 2
                                                  --------------------------------------------------------------------------------
                                                    VIP GROWTH & INCOME         VIP GROWTH & INCOME         VIP GROWTH & INCOME
                                                      (IQ ANNUITY(TM))           (ANNUICHOICE(TM))        (GRANDMASTER FLEX3(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                 12,233    $                  8,928    $                    438

EXPENSES
  Mortality and expense risk and
    administrative charges                                          19,883                      15,793                       2,211
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (7,650)                     (6,865)                     (1,773)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                32,586                     (23,376)                      4,408
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                       (104,470)                    (71,063)                       (908)
        End of period                                               76,375                     263,839                      22,696
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             180,845                     334,902                      23,604
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   213,431                     311,526                      28,012
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                205,781    $                304,661    $                 26,239
                                                  ================================================================================

                                                                     SERVICE CLASS 2
                                                  ----------------------------------------------------
                                                        VIP MID CAP                 VIP MID CAP
                                                      (IQ ANNUITY(TM))           (ANNUICHOICE(TM))
                                                          DIVISION                    DIVISION
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                  3,645    $                  6,353

EXPENSES
  Mortality and expense risk and
    administrative charges                                          37,167                      26,555
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       (33,522)                    (20,202)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                               598,291                     243,889
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                         (3,797)                     25,240
        End of period                                              269,408                     671,839
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             273,205                     646,599
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   871,496                     890,488
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                837,974    $                870,286
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                  SERVICE CLASS 2
                                                  --------------------------------------------------------------------------------
                                                                                   VIP AGGRESSIVE           VIP DYNAMIC CAPITAL
                                                        VIP MID CAP                    GROWTH                   APPRECIATION
                                                  (GRANDMASTER FLEX3(TM))         (IQ ANNUITY(TM))            (IQ ANNUITY(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                    299    $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                           8,951                         117                         113
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (8,652)                       (117)                       (113)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                11,381                      (4,510)                         27
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                            487                      (5,943)                     (1,134)
        End of period                                              244,039                          38                         605
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             243,552                       5,981                       1,739
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   254,933                       1,471                       1,766
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                246,281    $                  1,354    $                  1,653
                                                  ================================================================================

                                                                      SERVICE CLASS 2
                                                  ----------------------------------------------------
                                                    VIP DYNAMIC CAPITAL          FIDELITY BALANCED
                                                        APPRECIATION          (GRANDMASTER FLEX3(TM))
                                                     (ANNUICHOICE(TM))                DIVISION
                                                          DIVISION                    -MAY 1*-
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             169                         411
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (169)                       (411)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  (677)                      1,590
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                         (2,135)                          -
        End of period                                                1,488                       3,060
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                               3,623                       3,060
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                     2,946                       4,650
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                  2,777    $                  4,239
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                  SERVICE CLASS 2
                                                  --------------------------------------------------------------------------------
                                                                                   FRANKLIN INCOME            FRANKLIN GROWTH &
                                                    FIDELITY HIGH INCOME             SECURITIES              INCOME SECURITIES
                                                  (GRANDMASTER FLEX3(TM))        (GRANDMASTER(TM))           (GRANDMASTER(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                          -MAY 1*-                  -JANUARY 6*-                -JANUARY 6*-
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                 54,093    $                  8,452

EXPENSES
  Mortality and expense risk and
    administrative charges                                          14,159                      14,280                       4,123
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       (14,159)                     39,813                       4,329

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                51,855                       9,506                      (2,823)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -                           -
        End of period                                              123,327                     239,445                      65,122
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             123,327                     239,445                      65,122
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   175,182                     248,951                      62,299
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                161,023    $                288,764    $                 66,628
                                                  ================================================================================

                                                                      SERVICE CLASS 2
                                                  ----------------------------------------------------
                                                      FRANKLIN LARGE CAP          TEMPLETON FOREIGN
                                                     GROWTH SECURITIES               SECURITIES
                                                     (GRANDMASTER(TM))           (GRANDMASTER(TM))
                                                          DIVISION                    DIVISION
                                                        -JANUARY 6*-                -JANUARY 6*-
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                     77    $                     51

EXPENSES
  Mortality and expense risk and
    administrative charges                                             240                         367
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (163)                       (316)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                   857                         313
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -
        End of period                                                3,451                      12,301
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                               3,451                      12,301
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                     4,308                      12,614
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                  4,145    $                 12,298
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                  SERVICE CLASS 2
                                                  --------------------------------------------------------------------------------
                                                      FRANKLIN MUTUAL             TEMPLETON GROWTH           FIDELITY VIP ASSET
                                                     SHARES SECURITIES               SECURITIES                   MANAGER
                                                     (GRANDMASTER(TM))           (GRANDMASTER(TM))           (PINNACLEPLUS(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                        -JANUARY 6*-                -JANUARY 6*-                 -JULY 15*-
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                  8,683    $                  1,060    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                          13,024                       1,595                           7
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (4,341)                       (535)                         (7)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                 7,197                      16,344                           -
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -                           -
        End of period                                              210,803                      30,645                         187
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             210,803                      30,645                         187
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   218,000                      46,989                         187
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                213,659    $                 46,454    $                    180
                                                  ================================================================================

                                                                      SERVICE CLASS 2
                                                  ----------------------------------------------------
                                                     FIDELITY VIP ASSET
                                                       MANAGER GROWTH          FIDELITY VIP BALANCED
                                                     (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))
                                                          DIVISION                    DIVISION
                                                         -JULY 15*-                  -JULY 15*-
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                              11                         185
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           (11)                       (185)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     -                          12
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -
        End of period                                                  342                       1,619
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 342                       1,619
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       342                       1,631
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                    331    $                  1,446
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                  SERVICE CLASS 2
                                                  --------------------------------------------------------------------------------
                                                        FIDELITY VIP                                         FIDELITY VIP GROWTH
                                                         CONTRAFUND            FIDELITY EQUITY INCOME            AND INCOME
                                                     (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                         -JULY 15*-                  -JULY 15*-                  -JULY 15*-
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             314                          91                       1,205
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (314)                        (91)                     (1,205)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                    30                           4                          52
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -                           -
        End of period                                                6,605                       2,522                      14,197
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                               6,605                       2,522                      14,197
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                     6,635                       2,526                      14,249
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                  6,321    $                  2,435    $                 13,044
                                                  ================================================================================

                                                                      SERVICE CLASS 2
                                                  ----------------------------------------------------
                                                                                  FIDELITY VIP HIGH
                                                    FIDELITY VIP GROWTH                INCOME
                                                     (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))
                                                          DIVISION                    DIVISION
                                                         -JULY 15*-                  -JULY 15*-
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                              74                           5
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           (74)                         (5)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     8                          81
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -
        End of period                                                1,921                          44
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                               1,921                          44
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                     1,929                         125
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                  1,855    $                    120
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERVICE CLASS 2
                                                  --------------------------------------------------------------------------------
                                                        FIDELITY VIP
                                                      INVESTMENT GRADE
                                                            BOND                FIDELITY VIP MID CAP       FIDELITY VIP OVERSEAS
                                                     (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                         -JULY 15*-                  -JULY 15*-                  -JULY 15*-
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                           1,803                         215                         341
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (1,803)                       (215)                       (341)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                    41                          16                          36
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -                           -
        End of period                                               11,787                       5,836                      10,546
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              11,787                       5,836                      10,546
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    11,828                       5,852                      10,582
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 10,025    $                  5,637    $                 10,241
                                                  ================================================================================

                                                                     SERVICE SHARES
                                                  ----------------------------------------------------
                                                     JANUS ASPEN GROWTH          JANUS ASPEN GROWTH
                                                      (IQ ANNUITY(TM))           (ANNUICHOICE(TM))
                                                          DIVISION                    DIVISION
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                          14,670                       6,000
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       (14,670)                     (6,000)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                              (274,353)                    (77,926)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                       (453,320)                   (160,804)
        End of period                                               74,311                      78,563
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             527,631                     239,367
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   253,278                     161,441
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                238,608    $                155,441
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERVICE SHARES
                                                  --------------------------------------------------------------------------------
                                                                                                             JANUS ASPEN MID CAP
                                                     JANUS ASPEN GROWTH          JANUS ASPEN GROWTH                GROWTH
                                                     (GRANDMASTER(TM))        (GRANDMASTER FLEX3(TM))         (IQ ANNUITY(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                           2,481                         328                       8,645
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (2,481)                       (328)                     (8,645)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                32,100                         150                    (101,253)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                         (1,815)                     (3,073)                   (170,250)
        End of period                                                9,226                       2,663                     105,904
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              11,041                       5,736                     276,154
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    43,141                       5,886                     174,901
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 40,660    $                  5,558    $                166,256
                                                  ================================================================================

                                                                     SERVICE SHARES
                                                  ----------------------------------------------------
                                                     JANUS ASPEN MID CAP         JANUS ASPEN MID CAP
                                                           GROWTH                      GROWTH
                                                     (ANNUICHOICE(TM))           (GRANDMASTER(TM))
                                                          DIVISION                    DIVISION
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                           3,521                         848
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (3,521)                       (848)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                               (34,368)                      1,505
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                        (69,756)                       (681)
        End of period                                               65,213                       6,074
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             134,969                       6,755
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   100,601                       8,260
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 97,080    $                  7,412
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERVICE SHARES
                                                  --------------------------------------------------------------------------------
                                                                                 JANUS ASPEN CAPITAL         JANUS ASPEN CAPITAL
                                                    JANUS ASPEN MID CAP             APPRECIATION                APPRECIATION
                                                           GROWTH                 (IQ ANNUITY(TM))           (ANNUICHOICE(TM))
                                                  (GRANDMASTER FLEX3(TM))             DIVISION                    DIVISION
                                                          DIVISION                 -JANUARY 17**-              -JANUARY 17**-
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             841                         830                         292
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (841)                       (830)                       (292)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                 3,114                    (208,766)                    (54,083)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (586)                   (240,348)                    (69,140)
        End of period                                               13,221                           -                           -
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              13,807                     240,348                      69,140
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    16,921                      31,582                      15,057
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 16,080    $                 30,752    $                 14,765
                                                  ================================================================================

                                                                      SERVICE SHARES
                                                  ----------------------------------------------------
                                                     JANUS ASPEN CAPITAL         JANUS ASPEN CAPITAL
                                                        APPRECIATION                APPRECIATION
                                                     (GRANDMASTER(TM))        (GRANDMASTER FLEX3(TM))
                                                          DIVISION                    DIVISION
                                                       -JANUARY 17**-              -JANUARY 17**-
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             176                          81
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (176)                        (81)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                               (14,152)                        (11)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                        (21,116)                     (2,658)
        End of period                                                    -                           -
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              21,116                       2,658
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                     6,964                       2,647
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                  6,788    $                  2,566
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERVICE SHARES
                                                  --------------------------------------------------------------------------------
                                                      JANUS ASPEN CORE            JANUS ASPEN CORE            JANUS ASPEN CORE
                                                           EQUITY                      EQUITY                      EQUITY
                                                      (IQ ANNUITY(TM))           (ANNUICHOICE(TM))           (GRANDMASTER(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                       -JANUARY 17**-              -JANUARY 17**-              -JANUARY 17**-
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             517                          95                          40
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (517)                        (95)                        (40)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                               (73,195)                    (34,557)                     (3,577)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                        (83,502)                    (37,598)                     (4,422)
        End of period                                                    -                           -                           -
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              83,502                      37,598                       4,422
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    10,307                       3,041                         845
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                  9,790    $                  2,946    $                    805
                                                  ================================================================================

                                                                      SERVICE SHARES
                                                  ----------------------------------------------------
                                                      JANUS ASPEN CORE
                                                           EQUITY                   JANUS ASPEN
                                                  (GRANDMASTER FLEX3(TM))       INTERNATIONAL GROWTH
                                                          DIVISION                (IQ ANNUITY(TM))
                                                       -JANUARY 17**-                 DIVISION
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                 18,710

EXPENSES
  Mortality and expense risk and
    administrative charges                                              28                      30,258
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           (28)                    (11,548)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  (570)                    478,386
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                         (1,037)                    (34,436)
        End of period                                                    -                     193,110
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                               1,037                     227,546
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       467                     705,932
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                    439    $                694,384
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERVICE SHARES
                                                  --------------------------------------------------------------------------------
                                                        JANUS ASPEN                 JANUS ASPEN                 JANUS ASPEN
                                                    INTERNATIONAL GROWTH        INTERNATIONAL GROWTH        INTERNATIONAL GROWTH
                                                     (ANNUICHOICE(TM))           (GRANDMASTER(TM))        (GRANDMASTER FLEX3(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                  2,195    $                  1,028    $                    737

EXPENSES
  Mortality and expense risk and
    administrative charges                                           2,439                       1,071                       1,082
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (244)                        (43)                       (345)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                74,284                      12,443                      (1,523)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                         (3,385)                     (1,564)                     (1,373)
        End of period                                               17,692                      14,283                      23,907
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              21,077                      15,847                      25,280
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    95,361                      28,290                      23,757
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 95,117    $                 28,247    $                 23,412
                                                  ================================================================================

                                                                      SERVICE SHARES
                                                  ----------------------------------------------------
                                                    JANUS ASPEN STRATEGIC       JANUS ASPEN STRATEGIC
                                                           VALUE                       VALUE
                                                      (IQ ANNUITY(TM))           (ANNUICHOICE(TM))
                                                          DIVISION                    DIVISION
                                                       -JANUARY 17**-              -JANUARY 17**-
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             339                         300
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (339)                       (300)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                              (101,493)                   (130,386)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                       (119,452)                   (153,400)
        End of period                                                    -                           -
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             119,452                     153,400
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    17,959                      23,014
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 17,620    $                 22,714
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERVICE SHARES
                                                  --------------------------------------------------------------------------------
                                                    JANUS ASPEN STRATEGIC       JANUS ASPEN STRATEGIC
                                                           VALUE                       VALUE                JANUS ASPEN BALANCED
                                                     (GRANDMASTER(TM))        (GRANDMASTER FLEX3(TM))        (ANNUICHOICE(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                       -JANUARY 17**-              -JANUARY 17**-              -JANUARY 17**-
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             504                          13                         855
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (504)                        (13)                       (855)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                              (184,039)                        253                    (103,874)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                       (212,774)                       (383)                   (112,163)
        End of period                                                    -                           -                           -
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             212,774                         383                     112,163
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    28,735                         636                       8,289
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 28,231    $                    623    $                  7,434
                                                  ================================================================================

                                                                      SERVICE SHARES
                                                  ----------------------------------------------------
                                                    JANUS ASPEN BALANCED        JANUS ASPEN BALANCED
                                                     (GRANDMASTER(TM))        (GRANDMASTER FLEX3(TM))
                                                          DIVISION                    DIVISION
                                                       -JANUARY 17**-              -JANUARY 17**-
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             389                          65
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (389)                        (65)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                               (28,577)                       (735)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                        (31,166)                     (1,094)
        End of period                                                    -                           -
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              31,166                       1,094
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                     2,589                         359
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                  2,200    $                    294
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERVICE SHARES
                                                  --------------------------------------------------------------------------------
                                                    JANUS ASPEN BALANCED            JANUS ASPEN                 JANUS ASPEN
                                                         (IQ3(TM))                WORLDWIDE GROWTH            WORLDWIDE GROWTH
                                                          DIVISION               (ANNUICHOICE(TM))            (IQ ANNUITY(TM))
                                                       -JANUARY 17**-                 DIVISION                    DIVISION
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                  4,682    $                  4,622

EXPENSES
  Mortality and expense risk and
    administrative charges                                             107                       5,424                       7,836
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (107)                       (742)                     (3,214)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  (659)                     54,280                      70,896
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (932)                    (10,582)                    (14,925)
        End of period                                                    -                      49,042                      50,553
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 932                      59,624                      65,478
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       273                     113,904                     136,374
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                    166    $                113,162    $                133,160
                                                  ================================================================================

                                                                      SERVICE SHARES
                                                  ----------------------------------------------------
                                                        JANUS ASPEN                 JANUS ASPEN
                                                      WORLDWIDE GROWTH            WORLDWIDE GROWTH
                                                     (GRANDMASTER(TM))        (GRANDMASTER FLEX3(TM))
                                                          DIVISION                    DIVISION
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                  1,414    $                  2,012

EXPENSES
  Mortality and expense risk and
    administrative charges                                           2,318                       3,301
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (904)                     (1,289)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                 5,788                      10,606
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                         (9,621)                       (703)
        End of period                                               14,991                      46,678
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              24,612                      47,381
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    30,400                      57,987
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 29,496    $                 56,698
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   CLASS 1B SHARES
                                                  --------------------------------------------------------------------------------
                                                     PUTNAM VT GROWTH &          PUTNAM VT GROWTH &          PUTNAM VT GROWTH &
                                                           INCOME                      INCOME                      INCOME
                                                     (ANNUICHOICE(TM))            (IQ ANNUITY(TM))           (GRANDMASTER(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                 17,570    $                 15,890    $                  7,221

EXPENSES
  Mortality and expense risk and
    administrative charges                                          10,774                      13,626                       5,926
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                         6,796                       2,264                       1,295

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                               (32,416)                    (20,552)                    (14,671)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                       (175,356)                   (116,542)                     (7,580)
        End of period                                              110,086                     132,404                      74,108
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             285,442                     248,946                      81,688
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   253,026                     228,394                      67,017
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                259,822    $                230,658    $                 68,312
                                                  ================================================================================

                                                                     CLASS 1B SHARES
                                                  ----------------------------------------------------
                                                     PUTNAM VT GROWTH &              PUTNAM VT
                                                           INCOME               INTERNATIONAL EQUITY
                                                  (GRANDMASTER FLEX3(TM))        (ANNUICHOICE(TM))
                                                          DIVISION                    DIVISION
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                  1,777    $                  3,934

EXPENSES
  Mortality and expense risk and
    administrative charges                                           2,403                       4,558
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (626)                       (624)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                19,611                      66,332
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (342)                       (642)
        End of period                                               19,203                      55,091
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              19,545                      55,733
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    39,156                     122,065
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 38,530    $                121,441
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   CLASS 1B SHARES
                                               -----------------------------------------------------------------------------------
                                                         PUTNAM VT                   PUTNAM VT                   PUTNAM VT
                                                    INTERNATIONAL EQUITY        INTERNATIONAL EQUITY        INTERNATIONAL EQUITY
                                                      (IQ ANNUITY(TM))           (GRANDMASTER(TM))        (GRANDMASTER FLEX3(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                  5,193    $                  3,600    $                  2,274

EXPENSES
  Mortality and expense risk and
    administrative charges                                           9,959                       5,195                       5,460
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (4,766)                     (1,595)                     (3,186)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                               295,616                      56,326                      66,225
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                         (5,106)                     27,437                         988
        End of period                                               53,056                      57,666                      40,626
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              58,162                      30,229                      39,638
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   353,778                      86,555                     105,863
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                349,012    $                 84,960    $                102,677
                                                  ================================================================================

                                                                     CLASS 1B SHARES
                                                  ----------------------------------------------------
                                                    PUTNAM VT SMALL CAP         PUTNAM VT SMALL CAP
                                                           VALUE                       VALUE
                                                     (ANNUICHOICE(TM))            (IQ ANNUITY(TM))
                                                          DIVISION                    DIVISION
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                  4,103    $                  3,456

EXPENSES
  Mortality and expense risk and
    administrative charges                                          13,674                      14,446
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (9,571)                    (10,990)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                43,685                     (23,046)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                       (143,602)                   (143,749)
        End of period                                              397,948                     287,780
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             541,550                     431,529
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   585,235                     408,483
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                575,664    $                397,493
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   CLASS 1B SHARES
                                                  --------------------------------------------------------------------------------
                                                    PUTNAM VT SMALL CAP         PUTNAM VT SMALL CAP         PUTNAM VT DISCOVERY
                                                           VALUE                       VALUE                       GROWTH
                                                     (GRANDMASTER(TM))        (GRANDMASTER FLEX3(TM))        (ANNUICHOICE(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                 18,971    $                    355    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                          76,728                       3,512                       5,435
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       (57,757)                     (3,157)                     (5,435)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                              (305,535)                     31,743                     (28,033)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                       (460,330)                       (691)                   (155,095)
        End of period                                            2,203,052                      67,837                      23,735
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                           2,663,382                      68,528                     178,830
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                 2,357,847                     100,271                     150,797
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $              2,300,090    $                 97,114    $                145,362
                                                  ================================================================================

                                                                     CLASS 1B SHARES
                                                  ----------------------------------------------------
                                                    PUTNAM VT DISCOVERY         PUTNAM VT DISCOVERY
                                                           GROWTH                      GROWTH
                                                      (IQ ANNUITY(TM))           (GRANDMASTER(TM))
                                                          DIVISION                    DIVISION
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                           2,648                       2,480
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (2,648)                     (2,480)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                 2,770                      49,725
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (208)                     (1,577)
        End of period                                               47,255                       1,463
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              47,463                       3,040
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    50,233                      52,765
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 47,585    $                 50,285
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   CLASS 1B SHARES
                                                  --------------------------------------------------------------------------------
                                                                                                               PUTNAM VT NEW
                                                    PUTNAM VT DISCOVERY          PUTNAM VT VOYAGER             OPPORTUNITIES
                                                           GROWTH             (GRANDMASTER FLEX3(TM))     (GRANDMASTER FLEX3(TM))
                                                  (GRANDMASTER FLEX3(TM))             DIVISION                    DIVISION
                                                          DIVISION                  -JANUARY 6*-                -JANUARY 6*-
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                    320    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             487                       1,561                          73
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (487)                     (1,241)                        (73)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                    58                       3,695                         371
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (421)                          -                           -
        End of period                                                8,751                      23,380                         830
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                               9,172                      23,380                         830
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                     9,230                      27,075                       1,201
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                  8,743    $                 25,834    $                  1,128
                                                  ================================================================================

                                                                     CLASS 1B SHARES
                                                  ----------------------------------------------------
                                                      PUTNAM VT GEORGE
                                                       PUTNAM FUND OF
                                                           BOSTON                PUTNAM VT VOYAGER
                                                  (GRANDMASTER FLEX3(TM))        (GRANDMASTER(TM))
                                                          DIVISION                    DIVISION
                                                        -JANUARY 6*-                -JANUARY 6*-
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                    189

EXPENSES
  Mortality and expense risk and
    administrative charges                                              68                         710
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           (68)                       (521)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     3                       9,020
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -
        End of period                                                1,072                       1,358
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                               1,072                       1,358
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                     1,075                      10,378
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                  1,007    $                  9,857
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   CLASS 1B SHARES
                                                  --------------------------------------------------------------------------------
                                                                                  PUTNAM VT GEORGE
                                                       PUTNAM VT NEW               PUTNAM FUND OF
                                                       OPPORTUNITIES                   BOSTON                PUTNAM VT VOYAGER
                                                     (GRANDMASTER(TM))           (GRANDMASTER(TM))            (IQ ANNUITY(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                        -JANUARY 6*-                -JANUARY 6*-                -JANUARY 6*-
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                    271    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             250                         126                         271
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (250)                        145                        (271)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                   488                          36                       1,450
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -                           -
        End of period                                                4,533                       1,809                       2,038
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                               4,533                       1,809                       2,038
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                     5,021                       1,845                       3,488
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                  4,771    $                  1,990    $                  3,217
                                                  ================================================================================

                                                                     CLASS 1B SHARES
                                                  ----------------------------------------------------
                                                                                  PUTNAM VT GEORGE
                                                        PUTNAM VT NEW               PUTNAM FUND OF
                                                       OPPORTUNITIES                   BOSTON
                                                      (IQ ANNUITY(TM))            (IQ ANNUITY(TM))
                                                          DIVISION                    DIVISION
                                                        -JANUARY 6*-                -JANUARY 6*-
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                           7,841                          72
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (7,841)                        (72)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                13,537                           1
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -
        End of period                                               87,344                         830
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              87,344                         830
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   100,881                         831
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 93,040    $                    759
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   CLASS 1B SHARES
                                                  --------------------------------------------------------------------------------
                                                                                                              PUTNAM VT GEORGE
                                                                                    PUTNAM VT NEW               PUTNAM FUND OF
                                                     PUTNAM VT VOYAGER             OPPORTUNITIES                   BOSTON
                                                     (ANNUICHOICE(TM))           (ANNUICHOICE(TM))           (ANNUICHOICE(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                        -JANUARY 6*-                -JANUARY 6*-                -JANUARY 6*-
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                     17    $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             509                         800                          32
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (492)                       (800)                        (32)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                 4,883                       2,712                           3
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -                           -
        End of period                                                1,478                      11,600                         707
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                               1,478                      11,600                         707
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                     6,361                      14,312                         710
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                  5,869    $                 13,512    $                    678
                                                  ================================================================================

                                                                     CLASS 1B SHARES
                                                  ----------------------------------------------------
                                                          PUTNAM VT              PUTNAM VT SMALL CAP
                                                    INTERNATIONAL EQUITY               VALUE
                                                     (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))
                                                          DIVISION                    DIVISION
                                                         -JULY 15*-                  -JULY 15*-
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                               9                          28
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (9)                        (28)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                    47                          29
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -
        End of period                                                  405                       1,068
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 405                       1,068
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       452                       1,097
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                    443    $                  1,069
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                     CLASS 1B SHARES                               CLASS 2
                                                  ----------------------------------------------------    ------------------------
                                                                                 PUTNAM VT DISCOVERY           TOUCHSTONE MONEY
                                                     PUTNAM VT VOYAGER                 GROWTH                      MARKET
                                                     (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))           (IQ ANNUITY(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                         -JULY 15*-                  -JULY 15*-                   -MAY 1*-
                                                  ----------------------------------------------------    ------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -    $                 28,397

EXPENSES
  Mortality and expense risk and
    administrative charges                                              26                           -                      48,105
                                                  ----------------------------------------------------    ------------------------
NET INVESTMENT INCOME (LOSS)                                           (26)                          -                     (19,708)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     2                           -                           -
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -                           -
        End of period                                                  559                          16                          40
                                                  ----------------------------------------------------    ------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 559                          16                          40
                                                  ----------------------------------------------------    ------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       561                          16                          40
                                                  ----------------------------------------------------    ------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                    535    $                     16    $                (19,668)
                                                  ====================================================    ========================

                                                                        CLASS 2
                                                  ----------------------------------------------------
                                                       FRANKLIN INCOME           FRANKLIN GROWTH AND
                                                         SECURITIES              INCOME SECURITIES
                                                  (GRANDMASTER FLEX3(TM))     (GRANDMASTER FLEX3(TM))
                                                          DIVISION                    DIVISION
                                                        -JANUARY 6*-                -JANUARY 6*-
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                 27,797    $                  7,658

EXPENSES
  Mortality and expense risk and
    administrative charges                                           7,763                       3,688
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        20,034                       3,970

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                31,890                      (3,046)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -
        End of period                                               92,817                      61,741
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              92,817                      61,741
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   124,707                      58,695
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                144,741    $                 62,665
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                       CLASS 2
                                                  --------------------------------------------------------------------------------
                                                     FRANKLIN LARGE CAP          TEMPLETON FOREIGN            FRANKLIN MUTUAL
                                                     GROWTH SECURITIES               SECURITIES              SHARES SECURITIES
                                                  (GRANDMASTER FLEX3(TM))     (GRANDMASTER FLEX3(TM))     (GRANDMASTER FLEX3(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                        -JANUARY 6*-                -JANUARY 6*-                -JANUARY 6*-
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                    464    $                  1,376    $                    681

EXPENSES
  Mortality and expense risk and
    administrative charges                                           1,025                       1,808                       1,503
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (561)                       (432)                       (822)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                 6,469                         363                       3,088
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -                           -
        End of period                                               13,436                      46,421                      24,933
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              13,436                      46,421                      24,933
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    19,905                      46,784                      28,021
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 19,344    $                 46,352    $                 27,199
                                                  ================================================================================

                                                                        CLASS 2
                                                  ----------------------------------------------------
                                                      TEMPLETON GROWTH             VAN KAMPEN LIT
                                                         SECURITIES                   COMSTOCK
                                                  (GRANDMASTER FLEX3(TM))        (GRANDMASTER(TM))
                                                          DIVISION                    DIVISION
                                                        -JANUARY 6*-                -JANUARY 6*-
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                  2,027    $                    117

EXPENSES
  Mortality and expense risk and
    administrative charges                                           2,106                         775
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           (79)                       (658)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                   911                       1,899
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -
        End of period                                               51,526                      15,949
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              51,526                      15,949
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    52,437                      17,848
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 52,358    $                 17,190
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                       CLASS 2
                                                  --------------------------------------------------------------------------------
                                                                                     VAN KAMPEN                  VAN KAMPEN
                                                       VAN KAMPEN LIT             EMERGING MARKETS            EMERGING MARKETS
                                                      EMERGING GROWTH                  EQUITY                       DEBT
                                                     (GRANDMASTER(TM))           (GRANDMASTER(TM))           (GRANDMASTER(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                        -JANUARY 6*-                -JANUARY 6*-                -JANUARY 6*-
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                              75                          74                       2,490
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           (75)                        (74)                     (2,490)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     4                          52                       9,954
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -                           -
        End of period                                                1,946                       2,875                      29,049
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                               1,946                       2,875                      29,049
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                     1,950                       2,927                      39,003
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                  1,875    $                  2,853    $                 36,513
                                                  ================================================================================

                                                                        CLASS 2
                                                  ----------------------------------------------------
                                                                                      VAN KAMPEN
                                                    VAN KAMPEN U.S. REAL          EMERGING MARKETS
                                                           ESTATE                       DEBT
                                                     (GRANDMASTER(TM))            (IQ ANNUITY(TM))
                                                          DIVISION                    DIVISION
                                                        -JANUARY 6*-                -JANUARY 6*-
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                           1,556                       2,463
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (1,556)                     (2,463)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                 1,432                       5,940
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -
        End of period                                               34,163                      31,051
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              34,163                      31,051
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    35,595                      36,991
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 34,039    $                 34,528
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                       CLASS 2
                                                  --------------------------------------------------------------------------------
                                                    VAN KAMPEN U.S. REAL          FRANKLIN INCOME            FRANKLIN GROWTH &
                                                           ESTATE                 SECURITIES FUND            INCOME SECURITIES
                                                      (IQ ANNUITY(TM))            (IQ ANNUITY(TM))            (IQ ANNUITY(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                        -JANUARY 6*-                -JANUARY 6*-                -JANUARY 6*-
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                 23,815    $                 48,521

EXPENSES
  Mortality and expense risk and
    administrative charges                                           1,011                       6,438                      22,401
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (1,011)                     17,377                      26,120

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                 7,019                       2,923                     (23,236)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -                           -
        End of period                                               15,479                     108,500                     286,503
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              15,479                     108,500                     286,503
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    22,498                     111,423                     263,267
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 21,487    $                128,800    $                289,387
                                                  ================================================================================

                                                                        CLASS 2
                                                  ----------------------------------------------------
                                                     FRANKLIN LARGE CAP          TEMPLETON FOREIGN
                                                     GROWTH SECURITIES               SECURITIES
                                                      (IQ ANNUITY(TM))            (IQ ANNUITY(TM))
                                                          DIVISION                    DIVISION
                                                        -JANUARY 6*-                -JANUARY 6*-
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                    194    $                    239

EXPENSES
  Mortality and expense risk and
    administrative charges                                             493                       3,287
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (299)                     (3,048)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  (169)                    248,595
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -
        End of period                                                9,015                      18,231
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                               9,015                      18,231
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                     8,846                     266,826
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                  8,547    $                263,778
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                       CLASS 2
                                                  --------------------------------------------------------------------------------
                                                      FRANKLIN MUTUAL             TEMPLETON GROWTH             VAN KAMPEN LIT
                                                     SHARES SECURITIES               SECURITIES                   COMSTOCK
                                                      (IQ ANNUITY(TM))            (IQ ANNUITY(TM))            (IQ ANNUITY(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                        -JANUARY 6*-                -JANUARY 6*-                -JANUARY 6*-
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                  8,913    $                    668    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                          12,994                         694                         630
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (4,081)                        (26)                       (630)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                 7,760                       2,063                       2,549
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -                           -
        End of period                                              202,999                      16,662                      13,598
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             202,999                      16,662                      13,598
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   210,759                      18,725                      16,147
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                206,678    $                 18,699    $                 15,517
                                                  ================================================================================

                                                                        CLASS 2
                                                  ----------------------------------------------------
                                                                                    VAN KAMPEN UIF
                                                       VAN KAMPEN LIT             EMERGING MARKETS
                                                      EMERGING GROWTH                  EQUITY
                                                      (IQ ANNUITY(TM))            (IQ ANNUITY(TM))
                                                          DIVISION                    DIVISION
                                                        -JANUARY 6*-                -JANUARY 6*-
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                              37                         507
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           (37)                       (507)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                   246                      (7,091)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -
        End of period                                                  371                       2,484
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 371                       2,484
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       617                      (4,607)
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                    580    $                 (5,114)
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                       CLASS 2
                                                  --------------------------------------------------------------------------------
                                                                                                               VAN KAMPEN UIF
                                                       VAN KAMPEN LIT              VAN KAMPEN LIT             EMERGING MARKETS
                                                          COMSTOCK                EMERGING GROWTH                  EQUITY
                                                     (ANNUICHOICE(TM))           (ANNUICHOICE(TM))           (ANNUICHOICE(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                        -JANUARY 6*-                -JANUARY 6*-                -JANUARY 6*-
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      4    $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             767                         100                         188
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (763)                       (100)                       (188)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                   302                          57                          56
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -                           -
        End of period                                               25,194                         811                       9,854
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              25,194                         811                       9,854
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    25,496                         868                       9,910
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 24,733    $                    768    $                  9,722
                                                  ================================================================================

                                                                        CLASS 2
                                                  ----------------------------------------------------
                                                      FRANKLIN INCOME            FRANKLIN GROWTH &
                                                         SECURITIES              INCOME SECURITIES
                                                     (ANNUICHOICE(TM))           (ANNUICHOICE(TM))
                                                          DIVISION                    DIVISION
                                                        -JANUARY 6*-                -JANUARY 6*-
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                105,311    $                 24,698

EXPENSES
  Mortality and expense risk and
    administrative charges                                          20,803                       9,033
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        84,508                      15,665

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                52,660                       4,301
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -
        End of period                                              411,173                     207,708
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             411,173                     207,708
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   463,833                     212,009
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                548,341    $                227,674
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                       CLASS 2
                                                  --------------------------------------------------------------------------------
                                                     FRANKLIN LARGE CAP          TEMPLETON FOREIGN            FRANKLIN MUTUAL
                                                     GROWTH SECURITIES               SECURITIES              SHARES SECURITIES
                                                     (ANNUICHOICE(TM))           (ANNUICHOICE(TM))           (ANNUICHOICE(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                        -JANUARY 6*-                -JANUARY 6*-                -JANUARY 6*-
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                    313    $                    189    $                  7,423

EXPENSES
  Mortality and expense risk and
    administrative charges                                             650                         864                       7,653
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (337)                       (675)                       (230)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                 3,883                      28,598                       3,507
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -                           -
        End of period                                               16,162                      24,160                     168,737
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              16,162                      24,160                     168,737
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    20,045                      52,758                     172,244
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 19,708    $                 52,083    $                172,014
                                                  ================================================================================

                                                                        CLASS 2
                                                  ----------------------------------------------------
                                                      TEMPLETON GROWTH             VAN KAMPEN LIT
                                                         SECURITIES                   COMSTOCK
                                                     (ANNUICHOICE(TM))           (PINNACLEPLUS(TM))
                                                          DIVISION                    DIVISION
                                                        -JANUARY 6*-                 -JULY 15*-
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                     29    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             249                          45
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (220)                        (45)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                   262                          24
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -
        End of period                                                8,593                       1,826
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                               8,593                       1,826
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                     8,855                       1,850
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                  8,635    $                  1,805
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                       CLASS 2
                                                  --------------------------------------------------------------------------------
                                                     FRANKLIN GROWTH &            FRANKLIN INCOME            FRANKLIN LARGE CAP
                                                     INCOME SECURITIES               SECURITIES              GROWTH SECURITIES
                                                     (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                         -JULY 15*-                  -JULY 15*-                  -JULY 15*-
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             119                         766                         149
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (119)                       (766)                       (149)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                    29                          31                          15
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -                           -
        End of period                                                3,268                      16,232                       2,776
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                               3,268                      16,232                       2,776
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                     3,297                      16,263                       2,791
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                  3,178    $                 15,497    $                  2,642
                                                  ================================================================================

                                                                        CLASS 2
                                                  ----------------------------------------------------
                                                      FRANKLIN MUTUAL            TEMPLETON FOREIGN
                                                     SHARES SECURITIES               SECURITIES
                                                     (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))
                                                          DIVISION                    DIVISION
                                                         -JULY 15*-                  -JULY 15*-
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             173                          87
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (173)                        (87)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     6                           5
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -
        End of period                                                4,067                       2,207
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                               4,067                       2,207
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                     4,073                       2,212
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                  3,900    $                  2,125
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                        CLASS 2B                                  CLASS 2B
                                                  --------------------------------------------------------------------------------
                                                       VAN KAMPEN UIF              VAN KAMPEN UIF
                                                      EMERGING MARKETS            EMERGING MARKETS          VAN KAMPEN UIF U.S.
                                                            DEBT                       EQUITY                   REAL ESTATE
                                                     (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                         -JULY 15*-                  -JULY 15*-                  -JULY 15*-
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                              24                         309                          92
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           (24)                       (309)                        (92)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     2                          33                           6
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -                           -
        End of period                                                  383                      10,280                       1,711
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 383                      10,280                       1,711
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       385                      10,313                       1,717
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                    361    $                 10,004    $                  1,625
                                                  ================================================================================

                                                                         CLASS B
                                                  ----------------------------------------------------
                                                    SCUDDER EAFE EQUITY         SCUDDER EAFE EQUITY
                                                           INDEX                       INDEX
                                                  (GRANDMASTER FLEX3(TM))            (IQ3(TM))
                                                          DIVISION                    DIVISION
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                  1,799    $                  8,167

EXPENSES
  Mortality and expense risk and
    administrative charges                                             482                       3,936
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                         1,317                       4,231

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                   (14)                    108,143
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                            (64)                     (3,103)
        End of period                                               16,490                      24,918
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              16,554                      28,021
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    16,540                     136,164
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 17,857    $                140,395
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                       CLASS B
                                                  --------------------------------------------------------------------------------
                                                     SCUDDER EQUITY 500          SCUDDER EQUITY 500          SCUDDER SMALL CAP
                                                           INDEX                       INDEX                       INDEX
                                                  (GRANDMASTER FLEX3(TM))            (IQ3(TM))            (GRANDMASTER FLEX3(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                  2,431    $                  4,369    $                    442

EXPENSES
  Mortality and expense risk and
    administrative charges                                           7,712                       9,845                       3,032
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (5,281)                     (5,476)                     (2,590)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                29,822                     127,739                      12,714
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                         (1,465)                      5,654                        (320)
        End of period                                              110,420                      46,897                      63,555
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             111,885                      41,243                      63,875
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   141,707                     168,982                      76,589
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                136,426    $                163,506    $                 73,999
                                                  ================================================================================

                                                                        CLASS B
                                                  ----------------------------------------------------
                                                     SCUDDER SMALL CAP            SCUDDER VIT EAFE
                                                           INDEX                    EQUITY INDEX
                                                         (IQ3(TM))               (ANNUICHOICE(TM))
                                                          DIVISION                    DIVISION
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                  1,973    $                    578

EXPENSES
  Mortality and expense risk and
    administrative charges                                           4,100                         270
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (2,127)                        308

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                12,549                       4,100
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                            698                        (767)
        End of period                                              104,082                       7,580
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             103,384                       8,347
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   115,933                      12,447
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                113,806    $                 12,755
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                       CLASS B
                                                  --------------------------------------------------------------------------------
                                                                                                              SCUDDER VIT EAFE
                                                     SCUDDER VIT EQUITY          SCUDDER VIT SMALL              EQUITY INDEX
                                                         500 INDEX                   CAP INDEX               (PINNACLEPLUS(TM))
                                                     (ANNUICHOICE(TM))           (ANNUICHOICE(TM))                DIVISION
                                                          DIVISION                    DIVISION                   -JULY 15*-
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                  1,541    $                     96    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                           3,531                       1,920                          48
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (1,990)                     (1,824)                        (48)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                53,648                         437                          48
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                         (1,979)                       (455)                          -
        End of period                                               38,863                      56,875                       1,524
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              40,842                      57,330                       1,524
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    94,490                      57,767                       1,572
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                 92,500    $                 55,943    $                  1,524
                                                  ================================================================================

                                                                        CLASS B
                                                  ----------------------------------------------------
                                                     SCUDDER VIT EQUITY          SCUDDER VIT SMALL
                                                         500 INDEX                   CAP INDEX
                                                     (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))
                                                          DIVISION                    DIVISION
                                                         -JULY 15*-                  -JULY 15*-
                                                  ----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             180                          31
                                                  ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (180)                        (31)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                   534                          11
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -
        End of period                                                3,748                       1,433
                                                  ----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                               3,748                       1,433
                                                  ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                     4,282                       1,444
                                                  ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                  4,102    $                  1,413
                                                  ====================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERIES TRUST 2
                                                  --------------------------------------------------------------------------------
                                                                                  JPM INTERNATIONAL
                                                          JPM BOND                     EQUITY                 JPM MID CAP VALUE
                                                     (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))
                                                          DIVISION                    DIVISION                    DIVISION
                                                         -JULY 15*-                  -JULY 15*-                  -JULY 15*-
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $                      -    $                      -    $                      -

EXPENSES
  Mortality and expense risk and
    administrative charges                                              17                           1                         597
                                                  --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           (17)                         (1)                       (597)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                    15                           -                          28
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                           -                           -
        End of period                                                    6                          67                      10,809
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                   6                          67                      10,809
                                                  --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                        21                          67                      10,837
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $                      4    $                     66    $                 10,240
                                                  ================================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

             Separate Account I of Integrity Life Insurance Company

                       Statement of Changes in Net Assets

                         Periods Ended December 31, 2003

                                                                                         TOUCHSTONE BARON        TOUCHSTONE BARON
                                                                                            SMALL CAP               SMALL CAP
                                                                                        (ANNUICHOICE(TM))        (IQ ANNUITY(TM))
                                                                      TOTAL                  DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $          2,845,316    $            (11,997)   $            (20,701)
  Net realized gain (loss) on sales of investments                       (9,720,963)                (13,348)                258,857
  Change in net unrealized appreciation
    (depreciation) during the period                                     95,081,879                 339,802                 142,766
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              88,206,232                 314,457                 380,922

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                  65,433,915                 103,782                 305,705
    Contract terminations and benefits                                 (101,202,946)               (151,481)               (106,388)
    Net transfers among investment options                               30,797,995                 777,175                 199,187
    Contract maintenance charges                                           (817,293)                 (8,843)                   (804)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     (5,788,329)                720,633                 397,700
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                        82,417,903               1,035,090                 778,622

Net assets, beginning of year                                           419,575,733                 939,016               1,103,096
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $        501,993,636    $          1,974,106    $          1,881,718
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                                                  10,050                  30,372
    Units redeemed                                                                                  (16,464)                (10,405)
    Units transferred                                                                                71,029                  18,284
                                                                                       --------------------------------------------
Net increase (decrease) in units                                                                     64,615                  38,251
                                                                                       ============================================

                                                                                        GABELLI LARGE CAP
                                                               TOUCHSTONE BARON SMALL         VALUE
                                                                       CAP              (ANNUICHOICE(TM))
                                                               (GRANDMASTER FLEX3(TM))       DIVISION
                                                                     DIVISION              -APRIL 28**-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (5,306)   $              1,575
  Net realized gain (loss) on sales of investments                           33,124                (195,223)
  Change in net unrealized appreciation
    (depreciation) during the period                                         67,386                 242,033
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  95,204                  48,385

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     226,373                  15,025
    Contract terminations and benefits                                       (3,047)                (21,338)
    Net transfers among investment options                                  258,443                (984,248)
    Contract maintenance charges                                             (1,024)                 (1,810)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        480,745                (992,371)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           575,949                (943,986)

Net assets, beginning of year                                                94,026                 943,986
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $            669,975            $          -
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                          24,858                   2,672
    Units redeemed                                                             (425)                 (4,493)
    Units transferred                                                        27,667                (173,641)
                                                               --------------------------------------------
Net increase (decrease) in units                                             52,100                (175,462)
                                                               ============================================

                                                                GABELLI LARGE CAP       GABELLI LARGE CAP
                                                                      VALUE                   VALUE
                                                                 (IQ ANNUITY(TM))    (GRANDMASTER FLEX3(TM))
                                                                     DIVISION                DIVISION
                                                                   -APRIL 28**-            -APRIL 28**-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (177)   $                189
  Net realized gain (loss) on sales of investments                         (144,615)                 11,129
  Change in net unrealized appreciation
    (depreciation) during the period                                        178,713                    (410)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  33,921                  10,908

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      22,484                  70,228
    Contract terminations and benefits                                       (8,817)                   (347)
    Net transfers among investment options                                 (752,990)               (160,865)
    Contract maintenance charges                                               (165)                    (75)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (739,488)                (91,059)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (705,567)                (80,151)

Net assets, beginning of year                                               705,567                  80,151
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                                 $         -             $         -
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           4,054                   9,042
    Units redeemed                                                           (1,627)                    (54)
    Units transferred                                                      (130,479)                (19,562)
                                                               --------------------------------------------
Net increase (decrease) in units                                           (128,052)                (10,574)
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                               TOUCHSTONE LARGE CAP    TOUCHSTONE LARGE CAP    TOUCHSTONE LARGE CAP
                                                                      VALUE                   VALUE                   VALUE
                                                                (ANNUICHOICE(TM))        (IQ ANNUITY(TM))    (GRANDMASTER FLEX3(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (8,779)   $             (4,697)   $             (3,789)
  Net realized gain (loss) on sales of investments                           29,344                   2,883                  12,014
  Change in net unrealized appreciation
    (depreciation) during the period                                        315,994                 112,668                  76,571
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                                               336,559                 110,854                  84,796

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      32,729                 125,865                  53,232
    Contract terminations and benefits                                      (80,336)                (37,399)                 (2,486)
    Net transfers among investment options                                  939,251                 230,598                 322,999
    Contract maintenance charges                                             (7,107)                   (382)                 (1,290)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        884,537                 318,682                 372,455
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         1,221,096                 429,536                 457,251

Net assets, beginning of year                                               283,206                 139,870                  18,766
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $          1,504,302    $            569,406    $            476,017
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                           4,813                  18,249                   6,305
    Units redeemed                                                          (13,211)                 (5,495)                   (426)
    Units transferred                                                       161,557                  39,794                  39,689
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                            153,159                  52,548                  45,568
                                                               ====================================================================

                                                                 TOUCHSTONE THIRD        TOUCHSTONE THIRD
                                                                   AVENUE VALUE            AVENUE VALUE
                                                                (ANNUICHOICE(TM))        (IQ ANNUITY(TM))
                                                                    DIVISION                 DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            (25,033)   $            (48,760)
  Net realized gain (loss) on sales of investments                         (247,201)               (275,312)
  Change in net unrealized appreciation
    (depreciation) during the period                                      1,512,481               1,725,098
                                                               --------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                                             1,240,247               1,401,026

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     444,082                 466,613
    Contract terminations and benefits                                     (333,380)               (742,138)
    Net transfers among investment options                                  972,272               1,248,769
    Contract maintenance charges                                            (27,723)                 (3,654)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      1,055,251                 969,590
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         2,295,498               2,370,616

Net assets, beginning of year                                             3,307,820               3,662,670
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $          5,603,318    $          6,033,286
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                          43,364                  52,858
    Units redeemed                                                          (36,230)                (79,510)
    Units transferred                                                        75,026                 114,146
                                                               --------------------------------------------
Net increase (decrease) in units                                             82,160                  87,494
                                                               ============================================

                                                                 TOUCHSTONE THIRD
                                                                   AVENUE VALUE        TOUCHSTONE BALANCED
                                                               (GRANDMASTER FLEX3(TM))   (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (9,915)   $             (6,323)
  Net realized gain (loss) on sales of investments                           36,631                  35,249
  Change in net unrealized appreciation
    (depreciation) during the period                                        261,938                 114,032
                                                               --------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                                               288,654                 142,958

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     544,625                 146,733
    Contract terminations and benefits                                      (11,938)                (77,543)
    Net transfers among investment options                                  605,195                  56,904
    Contract maintenance charges                                             (1,599)                 (1,508)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      1,136,283                 124,586
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         1,424,937                 267,544

Net assets, beginning of year                                               183,634                 583,277
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $          1,608,571    $            850,821
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                          62,344                  15,256
    Units redeemed                                                           (1,496)                 (8,378)
    Units transferred                                                        67,959                   7,010
                                                               --------------------------------------------
Net increase (decrease) in units                                            128,807                  13,888
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                TOUCHSTONE BALANCED     TOUCHSTONE BALANCED    TOUCHSTONE CORE BOND
                                                                 (ANNUICHOICE(TM))    (GRANDMASTER FLEX3(TM))    (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (3,869)   $               (795)   $             13,288
  Net realized gain (loss) on sales of investments                            5,053                   8,872                 (77,634)
  Change in net unrealized appreciation
    (depreciation) during the period                                        291,788                  28,424                  64,434
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 292,972                  36,501                      88

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      26,641                 153,023               2,798,562
    Contract terminations and benefits                                      (63,966)                 (4,711)               (212,954)
    Net transfers among investment options                                  597,533                  61,270              (2,915,725)
    Contract maintenance charges                                             (9,852)                   (879)                 (2,480)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        550,356                 208,703                (332,597)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           843,328                 245,204                (332,509)

Net assets, beginning of year                                             1,005,161                  50,231               1,469,722
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $          1,848,489    $            295,435    $          1,137,213
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                           2,817                  15,913                 254,633
    Units redeemed                                                           (7,487)                   (586)                (19,650)
    Units transferred                                                        62,838                   6,276                (267,648)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             58,168                  21,603                 (32,665)
                                                               ====================================================================

                                                               TOUCHSTONE CORE BOND    TOUCHSTONE CORE BOND
                                                                 (ANNUICHOICE(TM))   (GRANDMASTER FLEX3(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             66,869    $             23,845
  Net realized gain (loss) on sales of investments                          (71,318)                 (8,160)
  Change in net unrealized appreciation
    (depreciation) during the period                                         56,109                 (10,103)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  51,660                   5,582

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     214,702                 352,532
    Contract terminations and benefits                                     (212,482)                (29,029)
    Net transfers among investment options                                 (201,397)                377,003
    Contract maintenance charges                                            (20,228)                 (3,099)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (219,405)                697,407
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (167,745)                702,989

Net assets, beginning of year                                             2,716,581                 189,177
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $          2,548,836    $            892,166
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                          19,352                  33,234
    Units redeemed                                                          (20,919)                 (3,140)
    Units transferred                                                       (19,195)                 35,330
                                                               --------------------------------------------
Net increase (decrease) in units                                            (20,762)                 65,424
                                                               ============================================

                                                                TOUCHSTONE EMERGING     TOUCHSTONE EMERGING
                                                                      GROWTH                  GROWTH
                                                                 (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                669    $              2,647
  Net realized gain (loss) on sales of investments                           11,303                  (3,871)
  Change in net unrealized appreciation
    (depreciation) during the period                                         93,771                 672,063
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 105,743                 670,839

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      64,239                 128,292
    Contract terminations and benefits                                      (47,120)               (104,083)
    Net transfers among investment options                                  320,879                 611,422
    Contract maintenance charges                                               (504)                (10,788)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        337,494                 624,843
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           443,237               1,295,682

Net assets, beginning of year                                               150,178               1,168,942
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $            593,415    $          2,464,624
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           6,376                  13,650
    Units redeemed                                                           (4,875)                (12,753)
    Units transferred                                                        31,960                  68,941
                                                               --------------------------------------------
Net increase (decrease) in units                                             33,461                  69,838
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                               TOUCHSTONE EMERGING     TOUCHSTONE ENHANCED     TOUCHSTONE ENHANCED
                                                                      GROWTH                DIVIDEND 30             DIVIDEND 30
                                                              (GRANDMASTER FLEX3(TM))    (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                334    $              1,136    $                390
  Net realized gain (loss) on sales of investments                           29,339                    (367)                 (2,740)
  Change in net unrealized appreciation
    (depreciation) during the period                                        260,401                  18,585                  33,774
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 290,074                  19,354                  31,424

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     271,200                  27,962                  12,559
    Contract terminations and benefits                                      (26,390)                 (3,738)                (12,931)
    Net transfers among investment options                                  698,393                 152,315                  42,953
    Contract maintenance charges                                             (1,584)                   (140)                   (912)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        941,619                 176,399                  41,669
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         1,231,693                 195,753                  73,093

Net assets, beginning of year                                               240,706                  16,416                  84,061
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $          1,472,399    $            212,169    $            157,154
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                          26,023                   3,177                   1,629
    Units redeemed                                                           (2,832)                   (421)                 (1,719)
    Units transferred                                                        78,191                  17,417                   5,156
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                            101,382                  20,173                   5,066
                                                               ====================================================================

                                                                                       TOUCHSTONE LARGE CAP
                                                               TOUCHSTONE ENHANCED            GROWTH
                                                                    DIVIDEND 30          (IQ ANNUITY(TM))
                                                             (GRANDMASTER FLEX3(TM))         DIVISION
                                                                   DIVISION                -APRIL 28**-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $              2,276    $                (70)
  Net realized gain (loss) on sales of investments                           30,676                  (3,110)
  Change in net unrealized appreciation
    (depreciation) during the period                                         64,725                   4,044
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  97,677                     864

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      51,649                   1,721
    Contract terminations and benefits                                      (15,143)                    (47)
    Net transfers among investment options                                  523,350                 (11,497)
    Contract maintenance charges                                             (2,040)                     (2)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        557,816                  (9,825)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           655,493                  (8,961)

Net assets, beginning of year                                                64,354                   8,961
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $            719,847    $                  -
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           6,340                     266
    Units redeemed                                                           (1,825)                     (8)
    Units transferred                                                        58,990                  (1,694)
                                                               --------------------------------------------
Net increase (decrease) in units                                             63,505                  (1,436)
                                                               ============================================

                                                                                       TOUCHSTONE LARGE CAP
                                                               TOUCHSTONE LARGE CAP           GROWTH
                                                                      GROWTH               (GRANDMASTER
                                                                 (ANNUICHOICE(TM))          FLEX3(TM))
                                                                     DIVISION                DIVISION
                                                                   -APRIL 28**-            -APRIL 28**-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (438)   $               (181)
  Net realized gain (loss) on sales of investments                           (5,577)                  1,219
  Change in net unrealized appreciation
    (depreciation) during the period                                         10,806                     953
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   4,791                   1,991

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                           -                   1,835
    Contract terminations and benefits                                         (496)                      -
    Net transfers among investment options                                 (141,334)                (24,007)
    Contract maintenance charges                                               (342)                    (43)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (142,172)                (22,215)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (137,381)                (20,224)

Net assets, beginning of year                                               137,381                  20,224
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $                  -    $                  -
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                               -                     235
    Units redeemed                                                             (131)                     (6)
    Units transferred                                                       (21,745)                 (2,951)
                                                               --------------------------------------------
Net increase (decrease) in units                                            (21,876)                 (2,722)
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                               TOUCHSTONE GROWTH &     TOUCHSTONE GROWTH &     TOUCHSTONE GROWTH &
                                                                      INCOME                  INCOME                  INCOME
                                                                 (IQ ANNUITY(TM))       (ANNUICHOICE(TM))    (GRANDMASTER FLEX3(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             13,380    $             24,794    $              4,493
  Net realized gain (loss) on sales of investments                            8,303                  27,112                  (1,626)
  Change in net unrealized appreciation
    (depreciation) during the period                                         59,833                  55,406                  23,041
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  81,516                 107,312                  25,908

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      43,450                   1,910                  51,082
    Contract terminations and benefits                                      (38,120)                (15,439)                   (809)
    Net transfers among investment options                                  211,702                 251,106                  93,838
    Contract maintenance charges                                               (177)                 (2,646)                   (696)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        216,855                 234,931                 143,415
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           298,371                 342,243                 169,323

Net assets, beginning of year                                                92,983                 277,567                  13,832
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $            391,354    $            619,810    $            183,155
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                           5,122                     221                   6,032
    Units redeemed                                                           (4,031)                 (1,902)                   (165)
    Units transferred                                                        24,412                  26,297                   9,914
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             25,503                  24,616                  15,781
                                                               ====================================================================

                                                                    TOUCHSTONE              TOUCHSTONE
                                                                   GROWTH/VALUE            GROWTH/VALUE
                                                                 (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION
                                                                   -APRIL 28**-            -APRIL 28**-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (1,062)   $             (2,020)
  Net realized gain (loss) on sales of investments                          (35,545)               (101,970)
  Change in net unrealized appreciation
    (depreciation) during the period                                         52,147                 147,736
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  15,540                  43,746

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       7,976                   1,086
    Contract terminations and benefits                                      (11,226)                 (7,080)
    Net transfers among investment options                                 (254,003)               (642,120)
    Contract maintenance charges                                                (33)                 (1,076)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (257,286)               (649,190)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (241,746)               (605,444)

Net assets, beginning of year                                               241,746                 605,444
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $                  -    $                  -
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           1,466                     190
    Units redeemed                                                           (2,158)                 (1,393)
    Units transferred                                                       (46,249)               (106,912)
                                                               --------------------------------------------
Net increase (decrease) in units                                            (46,941)               (108,115)
                                                               ============================================

                                                                     TOUCHSTONE
                                                                   GROWTH/VALUE
                                                                   (GRANDMASTER
                                                                      FLEX3(TM))      TOUCHSTONE HIGH YIELD
                                                                     DIVISION            (IQ ANNUITY(TM))
                                                                   -APRIL 28**-              DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (478)   $             82,834
  Net realized gain (loss) on sales of investments                            5,962                 559,576
  Change in net unrealized appreciation
    (depreciation) during the period                                          1,454                 (76,942)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   6,938                 565,468

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      25,677               2,068,220
    Contract terminations and benefits                                         (669)               (497,331)
    Net transfers among investment options                                  (96,043)             (1,571,013)
    Contract maintenance charges                                                (63)                 (3,269)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        (71,098)                 (3,393)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           (64,160)                562,075

Net assets, beginning of year                                                64,160               1,071,988
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $                  -    $          1,634,063
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           3,349                 187,636
    Units redeemed                                                              (92)                (45,213)
    Units transferred                                                       (11,755)               (116,136)
                                                               --------------------------------------------
Net increase (decrease) in units                                             (8,498)                 26,287
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                                                    TOUCHSTONE
                                                                                                               INTERNATIONAL EQUITY
                                                              TOUCHSTONE HIGH YIELD   TOUCHSTONE HIGH YIELD      (IQ ANNUITY(TM))
                                                                 (ANNUICHOICE(TM))    (GRANDMASTER FLEX3(TM))        DIVISION
                                                                     DIVISION                DIVISION               -JULY 25**-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             57,257    $            138,493    $              5,156
  Net realized gain (loss) on sales of investments                          312,243                 148,807                  62,664
  Change in net unrealized appreciation
    (depreciation) during the period                                        (13,396)                (56,710)                    (32)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 356,104                 230,590                  67,788

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     543,759               2,217,978                       -
    Contract terminations and benefits                                     (130,239)               (104,360)                   (574)
    Net transfers among investment options                               (1,340,498)               (618,884)                (77,471)
    Contract maintenance charges                                             (9,978)                 (2,505)                    (27)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (936,956)              1,492,229                 (78,072)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (580,852)              1,722,819                 (10,284)

Net assets, beginning of year                                             1,514,048                 282,249                  10,284
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $            933,196    $          2,005,068    $                  -
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                          48,816                 200,718                       -
    Units redeemed                                                          (12,550)                 (9,381)                    (82)
    Units transferred                                                      (109,712)                (52,961)                 (1,383)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                            (73,446)                138,376                  (1,465)
                                                               ====================================================================

                                                                                            TOUCHSTONE
                                                                    TOUCHSTONE         INTERNATIONAL EQUITY
                                                               INTERNATIONAL EQUITY        (GRANDMASTER
                                                                 (ANNUICHOICE(TM))          FLEX3(TM))
                                                                     DIVISION                DIVISION
                                                                    -JULY 25**-             -JULY 25**-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                560    $                 77
  Net realized gain (loss) on sales of investments                          (20,886)                    540
  Change in net unrealized appreciation
    (depreciation) during the period                                         23,869                      61
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   3,543                     678

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       8,457                       -
    Contract terminations and benefits                                         (807)                      -
    Net transfers among investment options                                 (109,569)                 (3,482)
    Contract maintenance charges                                               (219)                      -
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (102,138)                 (3,482)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           (98,595)                 (2,804)

Net assets, beginning of year                                                98,595                   2,804
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $                  -    $                  -
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           1,241                       -
    Units redeemed                                                             (167)                      -
    Units transferred                                                       (15,990)                   (368)
                                                               --------------------------------------------
Net increase (decrease) in units                                            (14,916)                   (368)
                                                               ============================================

                                                                 TOUCHSTONE MONEY        TOUCHSTONE MONEY
                                                                      MARKET                  MARKET
                                                                 (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (5,554)   $                111
  Net realized gain (loss) on sales of investments                                -                       -
  Change in net unrealized appreciation
    (depreciation) during the period                                              -                       -
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  (5,554)                    111

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                   1,746,505                 104,597
    Contract terminations and benefits                                     (609,843)                (34,535)
    Net transfers among investment options                               (1,819,315)               (406,911)
    Contract maintenance charges                                             (2,358)                 (3,784)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (685,011)               (340,633)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (690,565)               (340,522)

Net assets, beginning of year                                             1,025,003                 522,315
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $            334,438    $            181,793
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                         173,770                  10,318
    Units redeemed                                                          (60,948)                 (3,799)
    Units transferred                                                      (181,334)                (40,035)
                                                               --------------------------------------------
Net increase (decrease) in units                                            (68,512)                (33,516)
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                       TOUCHSTONE SMALL CAP    TOUCHSTONE SMALL CAP
                                                                 TOUCHSTONE MONEY              VALUE                   VALUE
                                                                      MARKET             (IQ ANNUITY(TM))       (ANNUICHOICE(TM))
                                                               (GRANDMASTER FLEX3(TM))       DIVISION                DIVISION
                                                                     DIVISION              -APRIL 28**-            -APRIL 28**-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (681)   $               (561)   $               (739)
  Net realized gain (loss) on sales of investments                                -                  (4,771)                (20,838)
  Change in net unrealized appreciation
    (depreciation) during the period                                              -                  13,651                  20,189
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                    (681)                  8,319                  (1,388)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     241,071                  16,478                   4,455
    Contract terminations and benefits                                         (745)                 (3,290)                 (3,460)
    Net transfers among investment options                                 (249,012)               (576,967)               (217,744)
    Contract maintenance charges                                               (239)                    (25)                   (250)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         (8,925)               (563,804)               (216,999)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            (9,606)               (555,485)               (218,387)

Net assets, beginning of year                                                96,004                 555,485                 218,387
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $             86,398    $                  -    $                  -
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                          24,186                   2,103                     533
    Units redeemed                                                             (100)                   (417)                   (471)
    Units transferred                                                       (25,004)                (71,383)                (26,858)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                               (918)                (69,697)                (26,796)
                                                               ====================================================================

                                                               TOUCHSTONE SMALL CAP
                                                                       VALUE
                                                                   (GRANDMASTER
                                                                    FLEX3(TM))         TOUCHSTONE VALUE PLUS
                                                                     DIVISION            (IQ ANNUITY(TM))
                                                                   -APRIL 28**-              DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (100)   $             (4,050)
  Net realized gain (loss) on sales of investments                              927                  37,672
  Change in net unrealized appreciation
    (depreciation) during the period                                           (549)                168,840
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                     278                 202,462

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                         952                  13,798
    Contract terminations and benefits                                       (1,303)               (123,307)
    Net transfers among investment options                                  (14,036)                697,845
    Contract maintenance charges                                                (27)                   (535)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        (14,414)                587,801
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           (14,136)                790,263

Net assets, beginning of year                                                14,136                  34,628
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $                  -    $            824,891
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                             215                   1,752
    Units redeemed                                                             (173)                (14,643)
    Units transferred                                                        (1,809)                100,310
                                                               --------------------------------------------
Net increase (decrease) in units                                             (1,767)                 87,419
                                                               ============================================

                                                               TOUCHSTONE VALUE PLUS   TOUCHSTONE VALUE PLUS
                                                                (ANNUICHOICE(TM))     (GRANDMASTER FLEX3(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (306)   $             (1,138)
  Net realized gain (loss) on sales of investments                            7,473                   6,757
  Change in net unrealized appreciation
    (depreciation) during the period                                        316,829                  68,543
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 323,996                  74,162

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      95,868                  53,019
    Contract terminations and benefits                                      (84,043)                 (2,195)
    Net transfers among investment options                                  993,031                 296,393
    Contract maintenance charges                                             (7,498)                   (612)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        997,358                 346,605
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         1,321,354                 420,767

Net assets, beginning of year                                               201,339                       -
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $          1,522,693    $            420,767
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                          10,960                   6,131
    Units redeemed                                                          (11,307)                   (321)
    Units transferred                                                       140,333                  37,568
                                                               --------------------------------------------
Net increase (decrease) in units                                            139,986                  43,378
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                 TOUCHSTONE MONEY                                TOUCHSTONE BARON
                                                                      MARKET           TOUCHSTONE BALANCED          SMALL CAP
                                                                (GRANDMASTER(TM))       (PINNACLEPLUS(TM))      (PINNACLEPLUS(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                     -MAY 1*-               -JULY 15*-              -JULY 15*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            (32,061)   $                 78    $                (87)
  Net realized gain (loss) on sales of investments                                -                       1                       6
  Change in net unrealized appreciation
    (depreciation) during the period                                              -                     478                   1,120
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (32,061)                    557                   1,039

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                   1,313,209                  16,244                  11,758
    Contract terminations and benefits                                   (7,434,685)                      -                       -
    Net transfers among investment options                               18,385,845                     896                   7,727
    Contract maintenance charges                                             (2,677)                     (2)                     (1)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     12,261,692                  17,138                  19,484
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                        12,229,631                  17,695                  20,523

Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $         12,229,631    $             17,695    $             20,523
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                         131,646                   1,531                   1,136
    Units redeemed                                                         (745,242)                      -                      (1)
    Units transferred                                                     1,840,239                      85                     724
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                          1,226,643                   1,616                   1,859
                                                               ====================================================================

                                                                                        TOUCHSTONE EMERGING
                                                               TOUCHSTONE CORE BOND           GROWTH
                                                                (PINNACLEPLUS(TM))      (PINNACLEPLUS(TM))
                                                                     DIVISION                DIVISION
                                                                    -JULY 15*-              -JULY 15*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $              1,247    $                 40
  Net realized gain (loss) on sales of investments                                9                       3
  Change in net unrealized appreciation
    (depreciation) during the period                                         (1,236)                    940
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                      20                     983

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      34,665                  22,289
    Contract terminations and benefits                                         (678)                      -
    Net transfers among investment options                                       20                   2,039
    Contract maintenance charges                                                (15)                    (19)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         33,992                  24,309
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            34,012                  25,292

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $             34,012    $             25,292
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           3,477                   2,004
    Units redeemed                                                              (69)                     (2)
    Units transferred                                                             -                     184
                                                               --------------------------------------------
Net increase (decrease) in units                                              3,408                   2,186
                                                               ============================================

                                                                TOUCHSTONE GROWTH &
                                                                      INCOME           TOUCHSTONE HIGH YIELD
                                                                (PINNACLEPLUS(TM))      (PINNACLEPLUS(TM))
                                                                     DIVISION                DIVISION
                                                                    -JULY 15*-              -JULY 15*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $              1,990    $             13,260
  Net realized gain (loss) on sales of investments                               18                      67
  Change in net unrealized appreciation
    (depreciation) during the period                                          4,856                  (1,705)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   6,864                  11,622

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      49,136                 161,425
    Contract terminations and benefits                                            -                    (282)
    Net transfers among investment options                                    4,109                     905
    Contract maintenance charges                                                 (4)                    (28)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         53,241                 162,020
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            60,105                 173,642

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $             60,105    $            173,642
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           4,909                  16,393
    Units redeemed                                                                -                     (29)
    Units transferred                                                           368                      95
                                                               --------------------------------------------
Net increase (decrease) in units                                              5,277                  16,459
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                               TOUCHSTONE LARGE CAP      TOUCHSTONE THIRD
                                                                      GROWTH               AVENUE VALUE        TOUCHSTONE VALUE PLUS
                                                                (PINNACLEPLUS(TM))      (PINNACLEPLUS(TM))      (PINNACLEPLUS(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                    -JULY 15*-              -JULY 15*-              -JULY 15*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                 18    $               (211)   $                  1
  Net realized gain (loss) on sales of investments                                -                      50                       1
  Change in net unrealized appreciation
    (depreciation) during the period                                            376                   4,610                     362
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                     394                   4,449                     364

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                           -                  37,780                   3,008
    Contract terminations and benefits                                            -                       -                       -
    Net transfers among investment options                                   23,551                  34,650                     (15)
    Contract maintenance charges                                                (12)                    (32)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         23,539                  72,398                   2,993
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            23,933                  76,847                   3,357

Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $             23,933    $             76,847    $              3,357
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                               -                   3,381                     304
    Units redeemed                                                               (1)                     (3)                      -
    Units transferred                                                         2,163                   3,042                      (1)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              2,162                   6,420                     303
                                                               ====================================================================

                                                                     JPM BOND                JPM BOND
                                                               (GRANDMASTER FLEX3(TM))      (IQ3(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             33,231    $             54,015
  Net realized gain (loss) on sales of investments                           (4,610)               (145,515)
  Change in net unrealized appreciation
    (depreciation) during the period                                        (11,197)                 27,184
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  17,424                 (64,316)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     679,717                 947,757
    Contract terminations and benefits                                      (49,396)               (213,148)
    Net transfers among investment options                                  531,463                  57,521
    Contract maintenance charges                                             (4,443)                 (1,628)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      1,157,341                 790,502
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         1,174,765                 726,186

Net assets, beginning of year                                               348,072               1,291,419
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $          1,522,837    $          2,017,605
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                          63,571                  89,225
    Units redeemed                                                           (5,122)                (21,025)
    Units transferred                                                        49,556                  (3,677)
                                                               --------------------------------------------
Net increase (decrease) in units                                            108,005                  64,523
                                                               ============================================

                                                                                        JPM INTERNATIONAL
                                                                     JPM BOND             OPPORTUNITIES
                                                                (ANNUICHOICE(TM))     (GRANDMASTER FLEX3(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             52,174    $               (344)
  Net realized gain (loss) on sales of investments                           (2,995)                  6,079
  Change in net unrealized appreciation
    (depreciation) during the period                                        (20,423)                 24,431
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  28,756                  30,166

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     291,108                  18,943
    Contract terminations and benefits                                      (45,306)                 (1,311)
    Net transfers among investment options                                  320,039                 121,548
    Contract maintenance charges                                             (7,261)                   (218)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        558,580                 138,962
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           587,336                 169,128

Net assets, beginning of year                                               655,976                   5,238
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $          1,243,312    $            174,366
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                          27,228                   2,376
    Units redeemed                                                           (4,916)                   (159)
    Units transferred                                                        30,020                  14,192
                                                               --------------------------------------------
Net increase (decrease) in units                                             52,332                  16,409
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                               JPM INTERNATIONAL         JPM INTERNATIONAL
                                                                  OPPORTUNITIES           OPPORTUNITIES         JPM MID CAP VALUE
                                                                    (IQ3(TM))           (ANNUICHOICE(TM))    (GRANDMASTER FLEX3(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (2,545)   $                (72)   $             (3,852)
  Net realized gain (loss) on sales of investments                          107,003                     155                  14,282
  Change in net unrealized appreciation
    (depreciation) during the period                                         19,719                   3,423                  64,194
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 124,177                   3,506                  74,624

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     434,912                   1,346                 266,353
    Contract terminations and benefits                                       (8,535)                   (816)                 (1,174)
    Net transfers among investment options                                 (481,885)                 18,924                 110,670
    Contract maintenance charges                                                (34)                    (74)                 (1,488)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        (55,542)                 19,380                 374,361
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            68,635                  22,886                 448,985

Net assets, beginning of year                                               148,747                      65                  45,450
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $            217,382    $             22,951    $            494,435
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                          48,769                     156                  26,119
    Units redeemed                                                             (955)                    (98)                   (258)
    Units transferred                                                       (45,572)                  2,087                  11,726
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              2,242                   2,145                  37,587
                                                               ====================================================================

                                                                JPM MID CAP VALUE       JPM MID CAP VALUE
                                                                    (IQ3(TM))           (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (4,139)   $             (1,324)
  Net realized gain (loss) on sales of investments                           54,427                  10,164
  Change in net unrealized appreciation
    (depreciation) during the period                                         41,711                  49,983
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  91,999                  58,823

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      88,971                  35,339
    Contract terminations and benefits                                      (43,013)                (30,512)
    Net transfers among investment options                                  366,682                 237,628
    Contract maintenance charges                                             (1,120)                 (1,819)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        411,520                 240,636
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           503,519                 299,459

Net assets, beginning of year                                               163,070                  41,730
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $            666,589    $            341,189
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           8,318                   3,223
    Units redeemed                                                           (4,266)                 (2,957)
    Units transferred                                                        34,954                  24,049
                                                               --------------------------------------------
Net increase (decrease) in units                                             39,006                  24,315
                                                               ============================================

                                                                    VAN KAMPEN              VAN KAMPEN
                                                                    BANDWIDTH &           BANDWIDTH &
                                                                 TELECOMMUNICATION       TELECOMMUNICATION
                                                             (GRANDMASTER FLEX3(TM))    (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION
                                                                   -APRIL 30**-            -APRIL 30**-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                 (7)   $                (46)
  Net realized gain (loss) on sales of investments                           (1,233)                 (4,488)
  Change in net unrealized appreciation
    (depreciation) during the period                                          1,314                   5,066
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                      74                     532

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                           -                  10,224
    Contract terminations and benefits                                            -                       -
    Net transfers among investment options                                   (1,402)                (19,421)
    Contract maintenance charges                                                  -                     (42)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         (1,402)                 (9,239)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            (1,328)                 (8,707)

Net assets, beginning of year                                                 1,328                   8,707
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $                  -    $                  -
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                               -                   8,705
    Units redeemed                                                                -                     (40)
    Units transferred                                                          (304)                (16,439)
                                                               --------------------------------------------
Net increase (decrease) in units                                               (304)                 (7,774)
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                    VAN KAMPEN              VAN KAMPEN              VAN KAMPEN
                                                                   BANDWIDTH &           BIOTECHNOLOGY &         BIOTECHNOLOGY &
                                                                TELECOMMUNICATION         PHARMACEUTICAL          PHARMACEUTICAL
                                                                 (IQ ANNUITY(TM))       (ANNUICHOICE(TM))        (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                   -APRIL 30**-            -APRIL 30**-            -APRIL 30**-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                  -    $             (1,262)   $             (1,063)
  Net realized gain (loss) on sales of investments                             (113)                 16,495                  (1,913)
  Change in net unrealized appreciation
    (depreciation) during the period                                            108                  57,499                  29,036
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                      (5)                 72,732                  26,060

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                           -                  18,135                     913
    Contract terminations and benefits                                          (42)                 (7,041)                (15,528)
    Net transfers among investment options                                      (51)               (385,832)               (263,556)
    Contract maintenance charges                                                  -                  (1,244)                   (118)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                            (93)               (375,982)               (278,289)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                               (98)               (303,250)               (252,229)

Net assets, beginning of year                                                    98                 303,250                 252,229
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $                  -    $                  -    $                  -
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                               -                   2,846                     132
    Units redeemed                                                              (32)                 (1,363)                 (2,222)
    Units transferred                                                           (38)                (50,003)                (35,222)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                                (70)                (48,520)                (37,312)
                                                               ====================================================================

                                                                    VAN KAMPEN
                                                                  BIOTECHNOLOGY &         VAN KAMPEN UIF
                                                                  PHARMACEUTICAL         EMERGING MARKETS
                                                              (GRANDMASTER FLEX3(TM))          DEBT
                                                                     DIVISION         (GRANDMASTER FLEX3(TM))
                                                                   -APRIL 30**-              DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                (37)   $             (1,473)
  Net realized gain (loss) on sales of investments                            1,080                   9,681
  Change in net unrealized appreciation
    (depreciation) during the period                                            118                  10,518
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   1,161                  18,726

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                           -                 189,220
    Contract terminations and benefits                                            -                  (5,056)
    Net transfers among investment options                                   (6,021)                (30,746)
    Contract maintenance charges                                                 (6)                    (51)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         (6,027)                153,367
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            (4,866)                172,093

Net assets, beginning of year                                                 4,866                   2,977
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $                  -    $            175,070
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                               -                  16,080
    Units redeemed                                                               (1)                   (411)
    Units transferred                                                          (581)                 (2,274)
                                                               --------------------------------------------
Net increase (decrease) in units                                               (582)                 13,395
                                                               ============================================

                                                                  VAN KAMPEN UIF          VAN KAMPEN UIF
                                                                 EMERGING MARKETS        EMERGING MARKETS
                                                                       DEBT                    DEBT
                                                                     (IQ3(TM))           (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (5,591)   $               (881)
  Net realized gain (loss) on sales of investments                           45,045                   7,228
  Change in net unrealized appreciation
    (depreciation) during the period                                         46,103                  14,023
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  85,557                  20,370

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      99,724                  26,896
    Contract terminations and benefits                                      (75,166)                 (9,605)
    Net transfers among investment options                                  204,469                 212,873
    Contract maintenance charges                                             (1,151)                   (334)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        227,876                 229,830
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           313,433                 250,200

Net assets, beginning of year                                               295,202                  36,148
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $            608,635    $            286,348
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           8,338                   2,254
    Units redeemed                                                           (6,467)                   (866)
    Units transferred                                                        16,507                  17,221
                                                               --------------------------------------------
Net increase (decrease) in units                                             18,378                  18,609
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                               VAN KAMPEN UIF U.S.     VAN KAMPEN UIF U.S.     VAN KAMPEN UIF U.S.
                                                                   REAL ESTATE             REAL ESTATE             REAL ESTATE
                                                               (GRANDMASTER FLEX3(TM))      (IQ3(TM))           (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            (11,444)   $            (10,309)   $             (8,124)
  Net realized gain (loss) on sales of investments                            8,327                  22,936                 107,732
  Change in net unrealized appreciation
    (depreciation) during the period                                        233,360                 202,226                 146,938
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 230,243                 214,853                 246,546

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     302,145                 226,953                 137,621
    Contract terminations and benefits                                      (12,196)                (69,902)                (45,495)
    Net transfers among investment options                                  399,027                 479,897                 994,513
    Contract maintenance charges                                             (1,190)                 (1,440)                 (6,112)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        687,786                 635,508               1,080,527
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           918,029                 850,361               1,327,073

Net assets, beginning of year                                               409,433                 427,574                 265,755
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $          1,327,462    $          1,277,935    $          1,592,828
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                          26,888                  21,464                  13,686
    Units redeemed                                                           (1,217)                 (6,816)                 (4,925)
    Units transferred                                                        36,204                  42,745                  90,101
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             61,875                  57,393                  98,862
                                                               ====================================================================

                                                               VAN KAMPEN INTERNET     VAN KAMPEN INTERNET
                                                                (ANNUICHOICE(TM))        (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION
                                                                   -APRIL 30**-            -APRIL 30**-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                (17)   $                (28)
  Net realized gain (loss) on sales of investments                              346                  (1,433)
  Change in net unrealized appreciation
    (depreciation) during the period                                              -                     385
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                     329                  (1,076)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       9,580                      11
    Contract terminations and benefits                                            -                  (2,643)
    Net transfers among investment options                                   (9,894)                  1,204
    Contract maintenance charges                                                (15)                     (8)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                           (329)                 (1,436)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                                 -                  (2,512)

Net assets, beginning of year                                                     -                   2,512
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $                  -    $                  -
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           3,058                     (40)
    Units redeemed                                                               (6)                 (1,332)
    Units transferred                                                        (3,052)                   (337)
                                                               --------------------------------------------
Net increase (decrease) in units                                                  -                  (1,709)
                                                               ============================================

                                                                                           VAN KAMPEN MS
                                                               VAN KAMPEN INTERNET      HIGH TECH 35 INDEX
                                                                  (GRANDMASTER             (GRANDMASTER
                                                                    FLEX3(TM))              FLEX3(TM))
                                                                     DIVISION                DIVISION
                                                                   -APRIL 30**-            -APRIL 30**-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                 (5)   $                 (4)
  Net realized gain (loss) on sales of investments                             (148)                    107
  Change in net unrealized appreciation
    (depreciation) during the period                                              -                       -
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                    (153)                    103

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                          45                       -
    Contract terminations and benefits                                            -                       -
    Net transfers among investment options                                      111                    (102)
    Contract maintenance charges                                                 (3)                     (1)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                            153                    (103)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                                 -                       -

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $                  -    $                  -
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                               7                       -
    Units redeemed                                                               (1)                      -
    Units transferred                                                            (6)                      -
                                                               --------------------------------------------
Net increase (decrease) in units                                                  -                       -
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                  VAN KAMPEN MS           VAN KAMPEN MS         VAN KAMPEN MS U.S.
                                                                HIGH-TECH 35 INDEX      HIGH-TECH 35 INDEX        MULTINATIONAL
                                                                (ANNUICHOICE(TM))        (IQ ANNUITY(TM))       (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                   -APRIL 30**-            -APRIL 30**-            -APRIL 30**-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (126)   $               (142)   $                (27)
  Net realized gain (loss) on sales of investments                           (6,879)                (17,477)                 (1,249)
  Change in net unrealized appreciation
    (depreciation) during the period                                          8,451                  20,160                   1,668
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   1,446                   2,541                     392

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       6,824                       -                   1,144
    Contract terminations and benefits                                            -                    (140)                      -
    Net transfers among investment options                                  (34,739)                (31,591)                 (9,013)
    Contract maintenance charges                                               (124)                     (4)                    (19)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        (28,039)                (31,735)                 (7,888)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           (26,593)                (29,194)                 (7,496)

Net assets, beginning of year                                                26,593                  29,194                   7,496
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $                  -    $                  -    $                  -
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                           1,232                       -                     218
    Units redeemed                                                              (24)                    (30)                     (3)
    Units transferred                                                        (6,474)                 (5,977)                 (1,593)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             (5,266)                 (6,007)                 (1,378)
                                                               ====================================================================

                                                                                        VAN KAMPEN MS U.S.
                                                                VAN KAMPEN MS U.S.        MULTINATIONAL
                                                                  MULTINATIONAL            (GRANDMASTER
                                                                 (IQ ANNUITY(TM))           FLEX3(TM))
                                                                     DIVISION                DIVISION
                                                                   -APRIL 30**-            -APRIL 30**-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                (88)   $               (126)
  Net realized gain (loss) on sales of investments                           (2,588)                  2,004
  Change in net unrealized appreciation
    (depreciation) during the period                                          3,094                  (1,535)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                     418                     343

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                           -                       -
    Contract terminations and benefits                                       (6,255)                      -
    Net transfers among investment options                                  (14,228)                (28,371)
    Contract maintenance charges                                                 (5)                    (20)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        (20,488)                (28,391)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           (20,070)                (28,048)

Net assets, beginning of year                                                20,070                  28,048
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $                  -    $                  -
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                               -                       -
    Units redeemed                                                           (1,208)                     (3)
    Units transferred                                                        (2,586)                 (4,414)
                                                               --------------------------------------------
Net increase (decrease) in units                                             (3,794)                 (4,417)
                                                               ============================================

                                                                  VAN KAMPEN LIT          VAN KAMPEN LIT
                                                                     COMSTOCK            EMERGING GROWTH
                                                                   (GRANDMASTER            (GRANDMASTER
                                                                    FLEX3(TM))              FLEX3(TM))
                                                                     DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (2,851)   $                (27)
  Net realized gain (loss) on sales of investments                            1,228                    (350)
  Change in net unrealized appreciation
    (depreciation) during the period                                         82,080                       -
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  80,457                    (377)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     120,723                       -
    Contract terminations and benefits                                       (1,250)                      -
    Net transfers among investment options                                  329,441                     377
    Contract maintenance charges                                                (20)                      -
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        448,894                     377
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           529,351                       -

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $            529,351    $                  -
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                          10,990                       -
    Units redeemed                                                             (117)                      -
    Units transferred                                                        32,410                       -
                                                               --------------------------------------------
Net increase (decrease) in units                                             43,283                       -
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                                      INITIAL CLASS
                                                                                       --------------------------------------------
                                                                  VAN KAMPEN UIF
                                                                 EMERGING MARKETS
                                                                      EQUITY             VIP MONEY MARKET        VIP MONEY MARKET
                                                               (GRANDMASTER FLEX3(TM))  (GRANDMASTER(TM))        (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JULY 25**-             -JULY 25**-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (365)   $            (36,113)   $            (13,298)
  Net realized gain (loss) on sales of investments                            2,054                       -                       -
  Change in net unrealized appreciation
    (depreciation) during the period                                          8,755                     (38)                     18
                                                               --------------------    --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  10,444                 (36,151)                (13,280)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       9,155                 251,837                   3,478
    Contract terminations and benefits                                         (294)            (11,777,341)             (1,478,669)
    Net transfers among investment options                                  112,565             (17,356,020)             (5,285,831)
    Contract maintenance charges                                               (318)                 (5,142)                   (906)
                                                               --------------------    --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        121,108             (28,886,666)             (6,761,928)
                                                               --------------------    --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           131,552             (28,922,817)             (6,775,208)

Net assets, beginning of year                                                     -              28,922,817               6,775,208
                                                               --------------------    --------------------------------------------
NET ASSETS, END OF YEAR                                        $            131,552    $                  -    $                  -
                                                               ====================    ============================================
UNIT TRANSACTIONS
    Units purchased                                                             820                  13,808                     317
    Units redeemed                                                              (45)               (645,687)               (134,631)
    Units transferred                                                         8,386                (952,065)               (481,614)
                                                               --------------------    --------------------------------------------
Net increase (decrease) in units                                              9,161              (1,583,944)               (615,928)
                                                               ====================    ============================================

                                                                              INITIAL CLASS
                                                               --------------------------------------------
                                                                 VIP HIGH INCOME        VIP EQUITY-INCOME
                                                                (GRANDMASTER(TM))       (GRANDMASTER(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            581,570    $            215,665
  Net realized gain (loss) on sales of investments                        1,782,820              (2,244,945)
  Change in net unrealized appreciation
    (depreciation) during the period                                        483,522              12,658,204
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               2,847,912              10,628,924

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     227,870                 167,289
    Contract terminations and benefits                                   (1,430,445)             (4,848,698)
    Net transfers among investment options                                2,589,587              (1,005,210)
    Contract maintenance charges                                             (4,698)                (21,883)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      1,382,314              (5,708,502)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         4,230,226               4,920,422

Net assets, beginning of year                                            10,224,513              41,825,216
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $         14,454,739    $         46,745,638
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                          16,750                   4,583
    Units redeemed                                                         (107,677)               (137,457)
    Units transferred                                                       199,948                 (32,494)
                                                               --------------------------------------------
Net increase (decrease) in units                                            109,021                (165,368)
                                                               ============================================

                                                                              INITIAL CLASS
                                                               --------------------------------------------
                                                                    VIP GROWTH             VIP OVERSEAS
                                                                (GRANDMASTER(TM))       (GRANDMASTER(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $           (326,503)   $            (45,263)
  Net realized gain (loss) on sales of investments                       (6,671,020)               (414,758)
  Change in net unrealized appreciation
    (depreciation) during the period                                     15,173,972               3,856,859
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               8,176,449               3,396,838

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     119,560                  46,010
    Contract terminations and benefits                                   (3,358,480)             (1,191,610)
    Net transfers among investment options                                 (303,972)               (946,652)
    Contract maintenance charges                                            (18,572)                 (5,871)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     (3,561,464)             (2,098,123)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         4,614,985               1,298,715

Net assets, beginning of year                                            29,611,154               9,759,171
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $         34,226,139    $         11,057,886
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           2,884                   2,827
    Units redeemed                                                          (80,829)                (73,002)
    Units transferred                                                       (13,953)                (58,493)
                                                               --------------------------------------------
Net increase (decrease) in units                                            (91,898)               (128,668)
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                           INITIAL CLASS
                                                               --------------------------------------------------------------------
                                                                VIP II INVESTMENT       VIP II INVESTMENT
                                                                    GRADE BOND              GRADE BOND         VIP II ASSET MANAGER
                                                                (GRANDMASTER(TM))        (IQ ANNUITY(TM))       (GRANDMASTER(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $          1,240,060    $            129,284    $            465,324
  Net realized gain (loss) on sales of investments                          844,169                  65,767              (1,461,134)
  Change in net unrealized appreciation
    (depreciation) during the period                                     (1,163,398)                (90,613)              3,748,203
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 920,831                 104,438               2,752,393

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      56,332                  43,680                  95,483
    Contract terminations and benefits                                   (4,877,317)               (469,533)             (1,936,127)
    Net transfers among investment options                               (4,714,366)               (447,650)             (1,823,456)
    Contract maintenance charges                                             (8,227)                   (641)                (10,398)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     (9,543,578)               (874,144)             (3,674,498)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                        (8,622,747)               (769,706)               (922,105)

Net assets, beginning of year                                            26,963,636               3,213,154              19,437,381
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $         18,340,889    $          2,443,448    $         18,515,276
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                           2,011                   3,387                   3,443
    Units redeemed                                                         (179,484)                (36,529)                (71,006)
    Units transferred                                                      (170,514)                (34,016)                (68,778)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                           (347,987)                (67,158)               (136,341)
                                                               ====================================================================

                                                                              INITIAL CLASS
                                                               --------------------------------------------
                                                                 VIP II INDEX 500        VIP II INDEX 500
                                                                (GRANDMASTER(TM))        (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             42,245    $              1,082
  Net realized gain (loss) on sales of investments                       (3,789,876)               (212,580)
  Change in net unrealized appreciation
    (depreciation) during the period                                      9,328,232                 631,412
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               5,580,601                 419,914

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      59,669                  15,226
    Contract terminations and benefits                                   (2,300,154)               (233,713)
    Net transfers among investment options                                 (799,592)                (83,519)
    Contract maintenance charges                                            (12,792)                 (1,690)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     (3,052,869)               (303,696)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         2,527,732                 116,218

Net assets, beginning of year                                            22,776,304               1,839,989
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $         25,304,036    $          1,956,207
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           2,604                   2,209
    Units redeemed                                                         (106,533)                (33,294)
    Units transferred                                                       (35,087)                (12,989)
                                                               --------------------------------------------
Net increase (decrease) in units                                           (139,016)                (44,074)
                                                               ============================================

                                                                              INITIAL CLASS
                                                               --------------------------------------------
                                                               VIP II ASSET MANAGER:
                                                                      GROWTH            VIP II CONTRAFUND
                                                                (GRANDMASTER(TM))       (GRANDMASTER(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             82,734    $           (248,856)
  Net realized gain (loss) on sales of investments                         (537,481)               (175,299)
  Change in net unrealized appreciation
    (depreciation) during the period                                      1,432,302               7,190,922
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 977,555               6,766,767

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      23,227                 176,859
    Contract terminations and benefits                                     (538,605)             (3,203,476)
    Net transfers among investment options                                 (305,033)               (983,773)
    Contract maintenance charges                                             (2,873)                (17,878)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (823,284)             (4,028,268)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           154,271               2,738,499

Net assets, beginning of year                                             4,960,472              28,421,984
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $          5,114,743    $         31,160,483
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           1,397                   7,416
    Units redeemed                                                          (32,406)               (133,859)
    Units transferred                                                       (18,670)                (46,645)
                                                               --------------------------------------------
Net increase (decrease) in units                                            (49,679)               (173,088)
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                           INITIAL CLASS
                                                               --------------------------------------------------------------------
                                                                  VIP III GROWTH                                 VIP III GROWTH &
                                                                  OPPORTUNITIES          VIP III BALANCED             INCOME
                                                                (GRANDMASTER(TM))       (GRANDMASTER(TM))       (GRANDMASTER(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            (19,761)   $             47,812    $            (12,282)
  Net realized gain (loss) on sales of investments                         (837,170)                (60,148)               (633,301)
  Change in net unrealized appreciation
    (depreciation) during the period                                      1,755,409                 472,391               2,143,664
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 898,478                 460,055               1,498,081

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      13,785                  14,292                  34,736
    Contract terminations and benefits                                     (382,956)               (382,193)               (790,865)
    Net transfers among investment options                                 (336,952)                 24,241                 148,708
    Contract maintenance charges                                             (2,661)                 (1,529)                 (4,035)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (708,784)               (345,189)               (611,456)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           189,694                 114,866                 886,625

Net assets, beginning of year                                             3,679,434               3,040,793               7,188,660
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $          3,869,128    $          3,155,659    $          8,075,285
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                           1,564                   1,171                   2,693
    Units redeemed                                                          (42,397)                (31,436)                (61,181)
    Units transferred                                                       (41,414)                  1,266                   9,689
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                            (82,247)                (28,999)                (48,799)
                                                               ====================================================================

                                                                             SERVICE CLASS
                                                               --------------------------------------------
                                                                                          TOUCHSTONE MONEY
                                                                  TOUCHSTONE MONEY             MARKET
                                                                       MARKET               (GRANDMASTER
                                                                 (PINNACLEPLUS(TM))          FLEX3(TM))
                                                                      DIVISION                DIVISION
                                                                     -JULY 15*-              -JULY 14*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (586)   $             (6,601)
  Net realized gain (loss) on sales of investments                                -                       -
  Change in net unrealized appreciation
    (depreciation) during the period                                              -                       -
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                    (586)                 (6,601)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     265,381               2,338,787
    Contract terminations and benefits                                         (846)                (70,688)
    Net transfers among investment options                                        5                (826,254)
    Contract maintenance charges                                                  -                  (1,044)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        264,540               1,440,801
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           263,954               1,434,200

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $            263,954    $          1,434,200
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                          26,614                 234,534
    Units redeemed                                                              (85)                 (7,407)
    Units transferred                                                            (1)                (83,131)
                                                               --------------------------------------------
Net increase (decrease) in units                                             26,528                 143,996
                                                               ============================================

                                                                             SERVICE CLASS
                                                               --------------------------------------------
                                                                 TOUCHSTONE MONEY        TOUCHSTONE MONEY
                                                                      MARKET                 MARKET
                                                                 (IQ ANNUITY(TM))       (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION
                                                                    -JULY 14*-              -JULY 14*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            (79,509)   $            (10,681)
  Net realized gain (loss) on sales of investments                                -                       -
  Change in net unrealized appreciation
    (depreciation) during the period                                             20                       -
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (79,489)                (10,681)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                   3,877,732                 456,976
    Contract terminations and benefits                                  (25,062,497)             (2,452,667)
    Net transfers among investment options                               28,906,492               6,706,867
    Contract maintenance charges                                            (22,718)                (19,037)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      7,699,009               4,692,139
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         7,619,520               4,681,458

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $          7,619,520    $          4,681,458
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                         392,024                  50,073
    Units redeemed                                                       (2,517,305)               (251,842)
    Units transferred                                                     2,890,293                 670,853
                                                               --------------------------------------------
Net increase (decrease) in units                                            765,012                 469,084
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                           SERVICE CLASS
                                                               --------------------------------------------------------------------
                                                                 VIP III MID CAP         VIP III MID CAP         VIP HIGH INCOME
                                                                (GRANDMASTER(TM))        (IQ ANNUITY(TM))        (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            (76,781)   $            (25,491)   $            208,702
  Net realized gain (loss) on sales of investments                         (249,197)                 (1,450)                371,729
  Change in net unrealized appreciation
    (depreciation) during the period                                      2,709,697                 760,203                  83,820
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               2,383,719                 733,262                 664,251

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      72,175                  53,984                   5,886
    Contract terminations and benefits                                     (632,665)                (73,273)                (86,914)
    Net transfers among investment options                                  954,561                  31,204               1,280,078
    Contract maintenance charges                                             (3,035)                   (659)                   (382)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        391,036                  11,256               1,198,668
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         2,774,755                 744,518               1,862,919

Net assets, beginning of year                                             6,703,685               2,006,196               3,279,932
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $          9,478,440    $          2,750,714    $          5,142,851
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                           4,356                   3,001                     736
    Units redeemed                                                          (40,601)                 (4,485)                (11,598)
    Units transferred                                                        52,265                   2,001                 133,567
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             16,020                     517                 122,705
                                                               ====================================================================

                                                                              SERVICE CLASS
                                                               --------------------------------------------
                                                                VIP EQUITY-INCOME           VIP GROWTH
                                                                 (IQ ANNUITY(TM))        (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $              8,658    $            (25,228)
  Net realized gain (loss) on sales of investments                         (152,293)               (583,728)
  Change in net unrealized appreciation
    (depreciation) during the period                                        535,740               1,125,720
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 392,105                 516,764

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      20,661                  64,495
    Contract terminations and benefits                                     (138,812)               (211,845)
    Net transfers among investment options                                 (290,323)                394,741
    Contract maintenance charges                                               (659)                 (1,038)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (409,133)                246,353
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           (17,028)                763,117

Net assets, beginning of year                                             1,800,950               1,842,878
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $          1,783,922    $          2,605,995
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           2,244                   8,748
    Units redeemed                                                          (16,844)                (33,058)
    Units transferred                                                       (36,927)                 48,257
                                                               --------------------------------------------
Net increase (decrease) in units                                            (51,527)                 23,947
                                                               ============================================

                                                                              SERVICE CLASS
                                                               --------------------------------------------
                                                                   VIP OVERSEAS        VIP II ASSET MANAGER
                                                                 (IQ ANNUITY(TM))        (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (2,898)   $              5,694
  Net realized gain (loss) on sales of investments                           60,645                  (7,164)
  Change in net unrealized appreciation
    (depreciation) during the period                                         49,157                  48,060
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 106,904                  46,590

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                           -                       -
    Contract terminations and benefits                                      (10,746)                (17,218)
    Net transfers among investment options                                  192,213                 (30,143)
    Contract maintenance charges                                               (100)                   (165)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        181,367                 (47,526)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           288,271                    (936)

Net assets, beginning of year                                               141,053                 344,895
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $            429,324    $            343,959
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                               -                       -
    Units redeemed                                                           (1,400)                 (1,963)
    Units transferred                                                        26,042                  (3,908)
                                                               --------------------------------------------
Net increase (decrease) in units                                             24,642                  (5,871)
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                           SERVICE CLASS
                                                               --------------------------------------------------------------------
                                                               VIP II ASSET MANAGER:                              VIP III GROWTH
                                                                      GROWTH            VIP II CONTRAFUND         OPPORTUNITIES
                                                                 (IQ ANNUITY(TM))        (IQ ANNUITY(TM))        (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $              1,584    $            (22,863)   $             (2,146)
  Net realized gain (loss) on sales of investments                           (5,241)               (134,967)                (30,512)
  Change in net unrealized appreciation
    (depreciation) during the period                                         21,189                 636,278                  94,765
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  17,532                 478,448                  62,107

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                           -                  12,946                   9,558
    Contract terminations and benefits                                      (36,894)               (112,897)                (22,441)
    Net transfers among investment options                                    4,125                (116,058)                  6,649
    Contract maintenance charges                                                (93)                 (1,385)                   (200)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        (32,862)               (217,394)                 (6,434)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           (15,330)                261,054                  55,673

Net assets, beginning of year                                                94,131               2,366,879                 234,939
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $             78,801    $          2,627,933    $            290,612
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                               -                   1,427                   1,506
    Units redeemed                                                           (4,871)                (13,179)                 (3,857)
    Units transferred                                                           606                 (23,346)                    929
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             (4,265)                (35,098)                 (1,422)
                                                               ====================================================================

                                                                              SERVICE CLASS
                                                               --------------------------------------------
                                                                                         VIP III GROWTH &
                                                                 VIP III BALANCED             INCOME
                                                                 (IQ ANNUITY(TM))        (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $              9,079    $             (2,805)
  Net realized gain (loss) on sales of investments                          (14,256)                (39,077)
  Change in net unrealized appreciation
    (depreciation) during the period                                         74,626                 208,190
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  69,449                 166,308

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                           -                     250
    Contract terminations and benefits                                      (44,912)                (29,252)
    Net transfers among investment options                                 (121,797)                (99,960)
    Contract maintenance charges                                               (312)                   (433)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (167,021)               (129,395)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           (97,572)                 36,913

Net assets, beginning of year                                               546,730                 885,991
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $            449,158    $            922,904
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                               -                      81
    Units redeemed                                                           (5,206)                 (3,837)
    Units transferred                                                       (14,019)                (13,638)
                                                               --------------------------------------------
Net increase (decrease) in units                                            (19,225)                (17,394)
                                                               ============================================

                                                                              SERVICE CLASS
                                                               --------------------------------------------
                                                                   MFS EMERGING            MFS EMERGING
                                                                      GROWTH                  GROWTH
                                                                 (IQ ANNUITY(TM))       (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            (11,011)   $             (3,221)
  Net realized gain (loss) on sales of investments                          (92,871)                (79,289)
  Change in net unrealized appreciation
    (depreciation) during the period                                        278,934                 163,610
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 175,052                  81,100

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     126,626                  18,583
    Contract terminations and benefits                                      (81,587)                (33,748)
    Net transfers among investment options                                  321,606                 (35,247)
    Contract maintenance charges                                               (450)                 (2,753)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        366,195                 (53,165)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           541,247                  27,935

Net assets, beginning of year                                               532,938                 306,689
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $          1,074,185    $            334,624
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                          26,730                   3,969
    Units redeemed                                                          (18,312)                 (6,928)
    Units transferred                                                        71,571                  (7,090)
                                                               --------------------------------------------
Net increase (decrease) in units                                             79,989                 (10,049)
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                           SERVICE CLASS
                                                               --------------------------------------------------------------------
                                                                   MFS EMERGING            MFS EMERGING        MFS INVESTORS GROWTH
                                                                      GROWTH                  GROWTH                  STOCK
                                                                (GRANDMASTER(TM))      (GRANDMASTER FLEX3(TM))   (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (729)   $               (355)   $             (9,628)
  Net realized gain (loss) on sales of investments                           (2,672)                     79                (135,093)
  Change in net unrealized appreciation
    (depreciation) during the period                                         14,152                   5,297                 269,144
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  10,751                   5,021                 124,423

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                         450                  10,000                  71,258
    Contract terminations and benefits                                       (1,986)                    (52)                (63,470)
    Net transfers among investment options                                   42,509                 114,593                 672,381
    Contract maintenance charges                                                (37)                      -                    (404)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         40,936                 124,541                 679,765
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            51,687                 129,562                 804,188

Net assets, beginning of year                                                45,044                       -                 459,530
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $             96,731    $            129,562    $          1,263,718
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                              87                   1,375                  12,041
    Units redeemed                                                             (339)                     (6)                (11,458)
    Units transferred                                                         6,119                  12,071                 114,462
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              5,867                  13,440                 115,045
                                                               ====================================================================

                                                                              SERVICE CLASS
                                                               --------------------------------------------
                                                               MFS INVESTORS GROWTH    MFS INVESTORS GROWTH
                                                                         STOCK                   STOCK
                                                                   (ANNUICHOICE(TM))       (GRANDMASTER(TM))
                                                                        DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (3,765)   $               (942)
  Net realized gain (loss) on sales of investments                          (18,565)                (23,115)
  Change in net unrealized appreciation
    (depreciation) during the period                                         93,667                  38,846
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  71,337                  14,789

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      76,822                     831
    Contract terminations and benefits                                      (12,342)                 (8,369)
    Net transfers among investment options                                  175,793                (150,178)
    Contract maintenance charges                                             (2,336)                    (64)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        237,937                (157,780)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           309,274                (142,991)

Net assets, beginning of year                                               261,889                 222,429
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $            571,163    $             79,438
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                          10,673                     120
    Units redeemed                                                           (2,195)                 (1,319)
    Units transferred                                                        23,774                 (24,760)
                                                               --------------------------------------------
Net increase (decrease) in units                                             32,252                 (25,959)
                                                               ============================================

                                                                              SERVICE CLASS
                                                               --------------------------------------------
                                                               MFS INVESTORS GROWTH
                                                                         STOCK            MFS INVESTORS TRUST
                                                                  (GRANDMASTER FLEX3(TM))   (IQ ANNUITY(TM))
                                                                        DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (6,082)   $             (4,109)
  Net realized gain (loss) on sales of investments                            7,267                 (37,556)
  Change in net unrealized appreciation
    (depreciation) during the period                                         80,066                 111,493
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  81,251                  69,828

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      39,910                   2,946
    Contract terminations and benefits                                       (1,044)               (106,879)
    Net transfers among investment options                                  186,731                 (54,617)
    Contract maintenance charges                                               (246)                   (258)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        225,351                (158,808)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           306,602                 (88,980)

Net assets, beginning of year                                               181,676                 469,686
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $            488,278    $            380,706
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           4,735                     453
    Units redeemed                                                             (146)                (16,436)
    Units transferred                                                        23,853                  (7,971)
                                                               --------------------------------------------
Net increase (decrease) in units                                             28,442                 (23,954)
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                           SERVICE CLASS
                                                               --------------------------------------------------------------------
                                                               MFS INVESTORS TRUST     MFS INVESTORS TRUST     MFS INVESTORS TRUST
                                                                (ANNUICHOICE(TM))       (GRANDMASTER(TM))    (GRANDMASTER FLEX3(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (2,202)   $             (1,426)   $               (590)
  Net realized gain (loss) on sales of investments                          (18,934)                 (9,423)                  1,191
  Change in net unrealized appreciation
    (depreciation) during the period                                         96,831                  43,501                  12,281
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  75,695                  32,652                  12,882

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       4,654                       6                  62,929
    Contract terminations and benefits                                      (35,250)                (63,534)                 (2,563)
    Net transfers among investment options                                   (1,836)                 (5,842)                  6,868
    Contract maintenance charges                                             (1,899)                    (38)                    (70)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        (34,331)                (69,408)                 67,164
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            41,364                 (36,756)                 80,046

Net assets, beginning of year                                               397,730                 193,441                       -
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $            439,094    $            156,685    $             80,046
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                             677                       1                   7,667
    Units redeemed                                                           (5,354)                 (8,589)                   (287)
    Units transferred                                                          (486)                   (433)                    788
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             (5,163)                 (9,021)                  8,168
                                                               ====================================================================

                                                                              SERVICE CLASS
                                                               --------------------------------------------
                                                                MFS MID CAP GROWTH      MFS MID CAP GROWTH
                                                                 (IQ ANNUITY(TM))       (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            (22,082)   $             (8,358)
  Net realized gain (loss) on sales of investments                          402,828                 161,041
  Change in net unrealized appreciation
    (depreciation) during the period                                         90,927                  77,083
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 471,673                 229,766

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     379,599                  37,439
    Contract terminations and benefits                                     (160,450)                (41,208)
    Net transfers among investment options                                5,059,339               1,141,802
    Contract maintenance charges                                            (10,929)                 (9,686)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      5,267,559               1,128,347
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         5,739,232               1,358,113

Net assets, beginning of year                                               822,120                 492,397
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $          6,561,352    $          1,850,510
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                          65,521                   7,180
    Units redeemed                                                          (33,819)                (10,029)
    Units transferred                                                       872,907                 206,295
                                                               --------------------------------------------
Net increase (decrease) in units                                            904,609                 203,446
                                                               ============================================

                                                                              SERVICE CLASS
                                                               --------------------------------------------
                                                                MFS MID CAP GROWTH      MFS MID CAP GROWTH
                                                                (GRANDMASTER(TM))     (GRANDMASTER FLEX3(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (9,122)   $             (3,346)
  Net realized gain (loss) on sales of investments                           67,900                   8,952
  Change in net unrealized appreciation
    (depreciation) during the period                                        127,463                  55,809
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 186,241                  61,415

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       6,773                  47,647
    Contract terminations and benefits                                     (137,319)                 (3,489)
    Net transfers among investment options                                  377,901                 133,740
    Contract maintenance charges                                               (299)                   (853)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        247,056                 177,045
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           433,297                 238,460

Net assets, beginning of year                                               563,045                 106,527
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $            996,342    $            344,987
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           1,232                   5,650
    Units redeemed                                                          (25,384)                   (482)
    Units transferred                                                        63,173                  15,692
                                                               --------------------------------------------
Net increase (decrease) in units                                             39,021                  20,860
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                           SERVICE CLASS
                                                               --------------------------------------------------------------------
                                                                MFS NEW DISCOVERY       MFS NEW DISCOVERY       MFS NEW DISCOVERY
                                                                 (IQ ANNUITY(TM))       (ANNUICHOICE(TM))       (GRANDMASTER(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            (12,148)   $             (3,237)   $             (7,590)
  Net realized gain (loss) on sales of investments                            6,584                 (24,091)                 22,655
  Change in net unrealized appreciation
    (depreciation) during the period                                        234,424                 115,582                 124,341
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 228,860                  88,254                 139,406

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      28,780                  16,794                   2,648
    Contract terminations and benefits                                      (82,697)                (18,669)               (109,264)
    Net transfers among investment options                                   30,272                 141,240                 411,681
    Contract maintenance charges                                               (409)                 (2,668)                   (178)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        (24,054)                136,697                 304,887
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           204,806                 224,951                 444,293

Net assets, beginning of year                                               778,853                 291,036                 394,600
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            983,659    $            515,987    $            838,893
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                           4,507                   2,367                     348
    Units redeemed                                                          (12,778)                 (2,685)                (15,598)
    Units transferred                                                         3,257                  15,759                  54,830
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             (5,014)                 15,441                  39,580
                                                               ====================================================================

                                                                              SERVICE CLASS
                                                               --------------------------------------------
                                                                                            MFS CAPITAL
                                                                MFS NEW DISCOVERY         OPPORTUNITIES
                                                               (GRANDMASTER FLEX3(TM))   (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (376)   $            (15,452)
  Net realized gain (loss) on sales of investments                              119                (382,640)
  Change in net unrealized appreciation
    (depreciation) during the period                                          5,297                 619,871
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   5,040                 221,779

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      29,920                  14,262
    Contract terminations and benefits                                         (261)                (53,864)
    Net transfers among investment options                                    8,187                (444,777)
    Contract maintenance charges                                                (20)                   (531)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         37,826                (484,910)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            42,866                (263,131)

Net assets, beginning of year                                                12,794               1,311,753
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $             55,660    $          1,048,622
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           3,043                   2,402
    Units redeemed                                                              (29)                (10,254)
    Units transferred                                                           873                 (86,997)
                                                               --------------------------------------------
Net increase (decrease) in units                                              3,887                 (94,849)
                                                               ============================================

                                                                              SERVICE CLASS
                                                               --------------------------------------------
                                                                    MFS CAPITAL            MFS CAPITAL
                                                                  OPPORTUNITIES           OPPORTUNITIES
                                                                (ANNUICHOICE(TM))       (GRANDMASTER(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (1,898)   $             (6,942)
  Net realized gain (loss) on sales of investments                          (15,869)               (136,141)
  Change in net unrealized appreciation
    (depreciation) during the period                                         62,418                 239,800
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  44,651                  96,717

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                        (166)                 17,218
    Contract terminations and benefits                                       (4,510)                (87,792)
    Net transfers among investment options                                  (54,745)               (117,132)
    Contract maintenance charges                                             (1,241)                    (98)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        (60,662)               (187,804)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           (16,011)                (91,087)

Net assets, beginning of year                                               194,212                 655,399
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $            178,201    $            564,312
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                               8                   2,840
    Units redeemed                                                           (1,029)                (14,561)
    Units transferred                                                        (9,283)                (25,386)
                                                               --------------------------------------------
Net increase (decrease) in units                                            (10,304)                (37,107)
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                           SERVICE CLASS
                                                               --------------------------------------------------------------------
                                                                    MFS CAPITAL
                                                                   OPPORTUNITIES         MFS TOTAL RETURN        MFS TOTAL RETURN
                                                               (GRANDMASTER FLEX3(TM))   (IQ ANNUITY(TM))       (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (2,481)   $              8,954    $             22,865
  Net realized gain (loss) on sales of investments                             (692)                  3,363                   6,207
  Change in net unrealized appreciation
    (depreciation) during the period                                         45,588                 562,895                 528,870
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  42,415                 575,212                 557,942

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      50,324                 501,876                 630,323
    Contract terminations and benefits                                       (1,405)               (628,178)               (200,172)
    Net transfers among investment options                                  135,895                 444,430                 616,498
    Contract maintenance charges                                               (168)                 (4,233)                (22,797)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        184,646                 313,895               1,023,852
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           227,061                 889,107               1,581,794

Net assets, beginning of year                                                40,914               3,707,567               3,031,410
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            267,975    $          4,596,674    $          4,613,204
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                           6,536                  46,485                  64,194
    Units redeemed                                                             (210)                (57,578)                (22,782)
    Units transferred                                                        16,734                  41,345                  64,416
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             23,060                  30,252                 105,828
                                                               ====================================================================

                                                                              SERVICE CLASS
                                                               --------------------------------------------
                                                                 MFS TOTAL RETURN        MFS TOTAL RETURN
                                                                (GRANDMASTER(TM))     (GRANDMASTER FLEX3(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             22,262    $             (3,880)
  Net realized gain (loss) on sales of investments                          (58,205)                  4,931
  Change in net unrealized appreciation
    (depreciation) during the period                                      1,008,897                 145,037
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 972,954                 146,088

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      45,939                 635,058
    Contract terminations and benefits                                     (569,147)                 (5,834)
    Net transfers among investment options                                1,422,423                 339,950
    Contract maintenance charges                                             (2,734)                 (1,606)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        896,481                 967,568
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         1,869,435               1,113,656

Net assets, beginning of year                                             5,704,730                 431,662
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $          7,574,165    $          1,545,318
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           4,797                  65,374
    Units redeemed                                                          (60,077)                   (780)
    Units transferred                                                       154,521                  35,838
                                                               --------------------------------------------
Net increase (decrease) in units                                             99,241                 100,432
                                                               ============================================

                                                                              SERVICE CLASS
                                                               --------------------------------------------
                                                                   MFS RESEARCH            MFS RESEARCH
                                                                (ANNUICHOICE(TM))       (GRANDMASTER(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (1,888)   $               (672)
  Net realized gain (loss) on sales of investments                          (23,175)                  6,789
  Change in net unrealized appreciation
    (depreciation) during the period                                         97,862                   2,937
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  72,799                   9,054

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     102,939                     433
    Contract terminations and benefits                                      (41,618)                 (1,017)
    Net transfers among investment options                                   (7,942)                (17,787)
    Contract maintenance charges                                             (2,887)                    (29)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         50,492                 (18,400)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           123,291                  (9,346)

Net assets, beginning of year                                               257,471                  30,868
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $            380,762    $             21,522
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                          17,667                      68
    Units redeemed                                                           (7,226)                   (154)
    Units transferred                                                        (1,155)                 (1,971)
                                                               --------------------------------------------
Net increase (decrease) in units                                              9,286                  (2,057)
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                           SERVICE CLASS
                                                               --------------------------------------------------------------------
                                                                                                                    JANUS ASPEN
                                                                                                               INTERNATIONAL GROWTH
                                                                   MFS RESEARCH            MFS RESEARCH         (PINNACLEPLUS(TM))
                                                                    (IQ3(TM))          (GRANDMASTER FLEX3(TM))       DIVISION
                                                                     DIVISION                DIVISION               -JULY 15*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (606)   $             (1,317)   $                (12)
  Net realized gain (loss) on sales of investments                            2,420                      20                       3
  Change in net unrealized appreciation
    (depreciation) during the period                                         15,251                  23,356                   1,230
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  17,065                  22,059                   1,221

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      92,734                  38,763                   5,589
    Contract terminations and benefits                                       (9,516)                 (2,288)                      -
    Net transfers among investment options                                   (9,314)                 (9,672)                 15,253
    Contract maintenance charges                                                 (6)                   (383)                    (11)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         73,898                  26,420                  20,831
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            90,963                  48,479                  22,052

Net assets, beginning of year                                                 9,356                  81,170                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            100,319    $            129,649    $             22,052
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                          10,912                   4,439                     482
    Units redeemed                                                           (1,043)                   (286)                     (1)
    Units transferred                                                          (965)                 (1,017)                  1,340
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              8,904                   3,136                   1,821
                                                               ====================================================================

                                                                              SERVICE CLASS
                                                               --------------------------------------------
                                                                    MFS CAPITAL            MFS EMERGING
                                                                   OPPORTUNITIES              GROWTH
                                                                (PINNACLEPLUS(TM))      (PINNACLEPLUS(TM))
                                                                     DIVISION                DIVISION
                                                                    -JULY 15*-              -JULY 15*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                 (5)   $                (41)
  Net realized gain (loss) on sales of investments                                -                       2
  Change in net unrealized appreciation
    (depreciation) during the period                                            265                     620
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                     260                     581

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                           -                   6,015
    Contract terminations and benefits                                            -                       -
    Net transfers among investment options                                   15,704                     (12)
    Contract maintenance charges                                                 (8)                      -
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         15,696                   6,003
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            15,956                   6,584

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $             15,956    $              6,584
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                               -                     621
    Units redeemed                                                               (1)                      -
    Units transferred                                                         1,477                      (1)
                                                               --------------------------------------------
Net increase (decrease) in units                                              1,476                     620
                                                               ============================================

                                                                              SERVICE CLASS
                                                               --------------------------------------------
                                                                MFS INVESTORS TRUST     MFS MID CAP GROWTH
                                                                (PINNACLEPLUS(TM))      (PINNACLEPLUS(TM))
                                                                     DIVISION                DIVISION
                                                                    -JULY 15*-              -JULY 15*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                (35)   $                (61)
  Net realized gain (loss) on sales of investments                                1                      (8)
  Change in net unrealized appreciation
    (depreciation) during the period                                            461                     915
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                     427                     846

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       6,458                   7,406
    Contract terminations and benefits                                            -                       -
    Net transfers among investment options                                        -                  21,666
    Contract maintenance charges                                                  -                      (8)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                          6,458                  29,064
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                             6,885                  29,910

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $              6,885    $             29,910
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                             634                     718
    Units redeemed                                                                -                      (1)
    Units transferred                                                             -                   2,027
                                                               --------------------------------------------
Net increase (decrease) in units                                                634                   2,744
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                              SERVICE CLASS                       SERVICE CLASS 2
                                                               --------------------------------------------    --------------------
                                                                 MFS NEW DISCOVERY       MFS TOTAL RETURN        VIP MONEY MARKET
                                                                (PINNACLEPLUS(TM))      (PINNACLEPLUS(TM))       (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                    -JULY 15*-              -JULY 15*-             -JULY 25**-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                (56)   $               (473)   $            (79,355)
  Net realized gain (loss) on sales of investments                                5                      25                       -
  Change in net unrealized appreciation
    (depreciation) during the period                                            618                   6,830                      80
                                                               --------------------------------------------    --------------------
Net increase (decrease) in net assets
  resulting from operations                                                     567                   6,382                 (79,275)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       7,406                 113,643               6,855,656
    Contract terminations and benefits                                            -                       -              (4,754,371)
    Net transfers among investment options                                    4,968                  15,991             (23,818,377)
    Contract maintenance charges                                                  -                     (48)                (42,800)
                                                               --------------------------------------------    --------------------
Net increase (decrease) in net assets
  from contract related transactions                                         12,374                 129,586             (21,759,892)
                                                               --------------------------------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS                                            12,941                 135,968             (21,839,167)

Net assets, beginning of year                                                     -                       -              21,839,167
                                                               --------------------------------------------    --------------------

NET ASSETS, END OF YEAR                                        $             12,941    $            135,968    $                  -
                                                               ============================================    ====================
UNIT TRANSACTIONS
    Units purchased                                                             705                  11,202                 683,068
    Units redeemed                                                                -                      (5)               (478,632)
    Units transferred                                                           463                   1,558              (2,364,591)
                                                               --------------------------------------------    --------------------
Net increase (decrease) in units                                              1,168                  12,755              (2,160,155)
                                                               ============================================    ====================

                                                                             SERVICE CLASS 2
                                                               --------------------------------------------
                                                                                         VIP MONEY MARKET
                                                                 VIP MONEY MARKET          (GRANDMASTER
                                                                (ANNUICHOICE(TM))           FLEX3(TM))
                                                                     DIVISION                DIVISION
                                                                   -JULY 25**-             -JULY 25**-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (7,420)   $             (2,578)
  Net realized gain (loss) on sales of investments                                -                       -
  Change in net unrealized appreciation
    (depreciation) during the period                                           (120)                      -
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  (7,540)                 (2,578)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     365,622                 268,017
    Contract terminations and benefits                                     (928,387)                (46,699)
    Net transfers among investment options                               (6,808,727)               (764,686)
    Contract maintenance charges                                            (25,816)                   (437)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     (7,397,308)               (543,805)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                        (7,404,848)               (546,383)

Net assets, beginning of year                                             7,404,848                 546,383
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $                  -    $                  -
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                          38,893                  26,893
    Units redeemed                                                         (103,525)                 (4,737)
    Units transferred                                                      (653,588)                (76,849)
                                                               --------------------------------------------
Net increase (decrease) in units                                           (718,220)                (54,693)
                                                               ============================================

                                                                             SERVICE CLASS 2
                                                               --------------------------------------------
                                                                 VIP HIGH INCOME         VIP HIGH INCOME
                                                                 (IQ ANNUITY(TM))       (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            (26,247)   $             80,264
  Net realized gain (loss) on sales of investments                        1,716,172                 204,144
  Change in net unrealized appreciation
    (depreciation) during the period                                        396,156                 115,461
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               2,086,081                 399,869

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                   9,418,890                 152,628
    Contract terminations and benefits                                   (1,911,449)                (97,973)
    Net transfers among investment options                               (2,511,860)              1,439,656
    Contract maintenance charges                                             (2,602)                 (9,658)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      4,992,979               1,484,653
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         7,079,060               1,884,522

Net assets, beginning of year                                             1,037,714               1,226,949
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $          8,116,774    $          3,111,471
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                         953,709                  16,805
    Units redeemed                                                         (175,284)                (11,388)
    Units transferred                                                      (183,319)                146,377
                                                               --------------------------------------------
Net increase (decrease) in units                                            595,106                 151,794
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                          SERVICE CLASS 2
                                                               --------------------------------------------------------------------
                                                                VIP EQUITY-INCOME       VIP EQUITY-INCOME       VIP EQUITY-INCOME
                                                                 (IQ ANNUITY(TM))       (ANNUICHOICE(TM))    (GRANDMASTER FLEX3(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $              4,546    $             16,412    $             (2,929)
  Net realized gain (loss) on sales of investments                          145,147                (145,445)                 26,039
  Change in net unrealized appreciation
    (depreciation) during the period                                        464,271                 912,425                 206,345
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 613,964                 783,392                 229,455

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     155,721                 489,136                 229,355
    Contract terminations and benefits                                     (187,476)               (134,610)                (13,469)
    Net transfers among investment options                                  142,735                 112,180                 235,904
    Contract maintenance charges                                             (2,292)                (20,747)                 (2,042)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        108,688                 445,959                 449,748
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           722,652               1,229,351                 679,203

Net assets, beginning of year                                             2,160,687               2,405,149                 525,389
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $          2,883,339    $          3,634,500    $          1,204,592
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                          19,027                  60,053                  26,895
    Units redeemed                                                          (23,046)                (18,729)                 (1,766)
    Units transferred                                                        15,564                  12,700                  26,378
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             11,545                  54,024                  51,507
                                                               ====================================================================

                                                                             SERVICE CLASS 2
                                                               --------------------------------------------
                                                                    VIP GROWTH              VIP GROWTH
                                                                (IQ ANNUITY(TM))         (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            (14,754)   $            (11,450)
  Net realized gain (loss) on sales of investments                           84,331                  88,607
  Change in net unrealized appreciation
    (depreciation) during the period                                        124,978                 250,832
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 194,555                 327,989

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     213,576                 306,949
    Contract terminations and benefits                                     (119,189)                (73,297)
    Net transfers among investment options                                1,214,932               1,026,255
    Contract maintenance charges                                             (1,635)                 (8,876)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      1,307,684               1,251,031
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         1,502,239               1,579,020

Net assets, beginning of year                                               448,473                 658,369
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $          1,950,712    $          2,237,389
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                          30,380                  47,237
    Units redeemed                                                          (18,513)                (13,300)
    Units transferred                                                       167,207                 157,317
                                                               --------------------------------------------
Net increase (decrease) in units                                            179,074                 191,254
                                                               ============================================

                                                                             SERVICE CLASS 2
                                                               --------------------------------------------
                                                                    VIP GROWTH             VIP OVERSEAS
                                                              (GRANDMASTER FLEX3(TM))    (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (7,750)   $            (12,322)
  Net realized gain (loss) on sales of investments                          129,821                 599,684
  Change in net unrealized appreciation
    (depreciation) during the period                                         37,654                  42,280
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 159,725                 629,642

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     406,833                  10,238
    Contract terminations and benefits                                      (18,183)               (681,228)
    Net transfers among investment options                                  331,639                 320,277
    Contract maintenance charges                                               (634)                   (258)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        719,655                (350,971)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           879,380                 278,671

Net assets, beginning of year                                               151,339                 219,977
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $          1,030,719    $            498,648
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                          45,256                   1,677
    Units redeemed                                                           (2,031)                (88,997)
    Units transferred                                                        42,502                 108,557
                                                               --------------------------------------------
Net increase (decrease) in units                                             85,727                  21,237
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                          SERVICE CLASS 2
                                                               --------------------------------------------------------------------
                                                                                       VIP INVESTMENT GRADE    VIP INVESTMENT GRADE
                                                                   VIP OVERSEAS                BOND                    BOND
                                                                (ANNUICHOICE(TM))        (IQ ANNUITY(TM))       (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (1,484)   $            301,125    $            418,267
  Net realized gain (loss) on sales of investments                           47,745                 118,994                 153,409
  Change in net unrealized appreciation
    (depreciation) during the period                                         41,245                (208,640)               (261,831)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  87,506                 211,479                 309,845

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      12,222               1,205,800                 420,264
    Contract terminations and benefits                                      (17,675)             (1,157,981)               (460,315)
    Net transfers among investment options                                  397,124              (2,736,393)             (1,749,142)
    Contract maintenance charges                                             (1,269)                 (5,384)                (60,018)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        390,402              (2,693,958)             (1,849,211)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           477,908              (2,482,479)             (1,539,366)

Net assets, beginning of year                                                69,095               6,318,638               9,002,477
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            547,003    $          3,836,159    $          7,463,111
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                           1,583                 105,684                  36,054
    Units redeemed                                                           (2,558)               (101,914)                (44,330)
    Units transferred                                                        53,197                (235,146)               (148,765)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             52,222                (231,376)               (157,041)
                                                               ====================================================================

                                                                             SERVICE CLASS 2
                                                               --------------------------------------------
                                                                VIP ASSET MANAGER       VIP ASSET MANAGER
                                                                 (IQ ANNUITY(TM))       (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $              4,289    $              6,291
  Net realized gain (loss) on sales of investments                           (3,759)                 (4,834)
  Change in net unrealized appreciation
    (depreciation) during the period                                         32,910                  72,416
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  33,440                  73,873

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      59,644                  59,872
    Contract terminations and benefits                                       (6,206)                (10,048)
    Net transfers among investment options                                 (364,291)                 87,625
    Contract maintenance charges                                               (124)                 (2,869)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (310,977)                134,580
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (277,537)                208,453

Net assets, beginning of year                                               498,110                 401,090
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $            220,573    $            609,543
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           6,317                   6,562
    Units redeemed                                                             (675)                 (1,411)
    Units transferred                                                       (41,124)                  9,231
                                                               --------------------------------------------
Net increase (decrease) in units                                            (35,482)                 14,382
                                                               ============================================

                                                                             SERVICE CLASS 2
                                                               --------------------------------------------
                                                                  VIP INDEX 500           VIP INDEX 500
                                                                 (IQ ANNUITY(TM))       (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            (13,114)   $              4,066
  Net realized gain (loss) on sales of investments                          356,295                  68,921
  Change in net unrealized appreciation
    (depreciation) during the period                                        262,279                 381,178
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 605,460                 454,165

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     348,634                  93,943
    Contract terminations and benefits                                     (317,099)               (133,019)
    Net transfers among investment options                                 (471,245)                144,117
    Contract maintenance charges                                            (13,236)                (12,963)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (452,946)                 92,078
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           152,514                 546,243

Net assets, beginning of year                                             2,274,216               1,775,666
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $          2,426,730    $          2,321,909
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                          44,641                  12,830
    Units redeemed                                                          (44,784)                (20,775)
    Units transferred                                                       (50,228)                 16,500
                                                               --------------------------------------------
Net increase (decrease) in units                                            (50,371)                  8,555
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                          SERVICE CLASS 2
                                                               --------------------------------------------------------------------
                                                                VIP ASSET MANAGER:      VIP ASSET MANAGER:
                                                                      GROWTH                  GROWTH               VIP BALANCED
                                                                 (IQ ANNUITY(TM))       (ANNUICHOICE(TM))        (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $              1,076    $              1,574    $             10,695
  Net realized gain (loss) on sales of investments                           (3,171)                (12,088)                (16,125)
  Change in net unrealized appreciation
    (depreciation) during the period                                         37,911                  30,575                 132,589
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  35,816                  20,061                 127,159

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      39,388                   5,069                 134,518
    Contract terminations and benefits                                      (29,061)                 (9,641)               (125,340)
    Net transfers among investment options                                   98,422                   9,529                (170,805)
    Contract maintenance charges                                               (255)                   (382)                   (935)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        108,494                   4,575                (162,562)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           144,310                  24,636                 (35,403)

Net assets, beginning of year                                               105,943                 118,979                 836,944
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            250,253    $            143,615    $            801,541
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                           4,874                     630                  15,112
    Units redeemed                                                           (3,413)                 (1,232)                (13,743)
    Units transferred                                                        11,520                     447                 (17,941)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             12,981                    (155)                (16,572)
                                                               ====================================================================

                                                                             SERVICE CLASS 2
                                                               --------------------------------------------
                                                                   VIP BALANCED           VIP CONTRAFUND
                                                                (ANNUICHOICE(TM))        (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             21,938    $            (25,632)
  Net realized gain (loss) on sales of investments                           (5,269)                271,179
  Change in net unrealized appreciation
    (depreciation) during the period                                        210,474                 263,498
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 227,143                 509,045

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      54,147                 469,406
    Contract terminations and benefits                                     (143,004)               (270,068)
    Net transfers among investment options                                   31,756                 384,177
    Contract maintenance charges                                            (11,369)                 (2,112)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        (68,470)                581,403
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           158,673               1,090,448

Net assets, beginning of year                                             1,368,425               1,542,761
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $          1,527,098    $          2,633,209
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           6,103                  51,825
    Units redeemed                                                          (16,601)                (27,348)
    Units transferred                                                         4,153                  38,928
                                                               --------------------------------------------
Net increase (decrease) in units                                             (6,345)                 63,405
                                                               ============================================

                                                                             SERVICE CLASS 2
                                                               --------------------------------------------
                                                                  VIP CONTRAFUND          VIP CONTRAFUND
                                                                (ANNUICHOICE(TM))     (GRANDMASTER FLEX3(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            (14,646)   $            (18,933)
  Net realized gain (loss) on sales of investments                           (1,027)                  2,457
  Change in net unrealized appreciation
    (depreciation) during the period                                        509,732                 375,842
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 494,059                 359,366

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     528,194                 951,769
    Contract terminations and benefits                                      (79,523)                (15,406)
    Net transfers among investment options                                  468,113               1,199,182
    Contract maintenance charges                                            (12,684)                 (3,651)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        904,100               2,131,894
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         1,398,159               2,491,260

Net assets, beginning of year                                             1,472,062                 538,926
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $          2,870,221    $          3,030,186
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                          57,864                 100,114
    Units redeemed                                                          (10,596)                 (1,955)
    Units transferred                                                        50,663                 118,014
                                                               --------------------------------------------
Net increase (decrease) in units                                             97,931                 216,173
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                          SERVICE CLASS 2
                                                               --------------------------------------------------------------------
                                                                    VIP GROWTH              VIP GROWTH              VIP GROWTH
                                                                  OPPORTUNITIES           OPPORTUNITIES           OPPORTUNITIES
                                                                 (IQ ANNUITY(TM))       (ANNUICHOICE(TM))    (GRANDMASTER FLEX3(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (1,044)   $             (1,407)   $               (760)
  Net realized gain (loss) on sales of investments                            2,711                  15,959                     283
  Change in net unrealized appreciation
    (depreciation) during the period                                         24,588                  41,135                  16,409
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  26,255                  55,687                  15,932

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       9,462                  27,896                  69,967
    Contract terminations and benefits                                       (6,990)                (11,813)                 (1,312)
    Net transfers among investment options                                   58,455                 (56,701)                 79,047
    Contract maintenance charges                                               (246)                 (1,340)                   (218)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         60,681                 (41,958)                147,484
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            86,936                  13,729                 163,416

Net assets, beginning of year                                                38,371                 140,357                     949
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            125,307    $            154,086    $            164,365
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                           1,300                   3,725                   7,945
    Units redeemed                                                             (947)                 (1,876)                   (160)
    Units transferred                                                         8,285                  (4,649)                  7,994
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              8,638                  (2,800)                 15,779
                                                               ====================================================================

                                                                             SERVICE CLASS 2
                                                               --------------------------------------------
                                                               VIP GROWTH & INCOME     VIP GROWTH & INCOME
                                                                 (IQ ANNUITY(TM))       (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (7,650)   $             (6,865)
  Net realized gain (loss) on sales of investments                           32,586                 (23,376)
  Change in net unrealized appreciation
    (depreciation) during the period                                        180,845                 334,902
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 205,781                 304,661

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     105,467                 341,572
    Contract terminations and benefits                                     (173,328)                (72,924)
    Net transfers among investment options                                  315,894               1,257,364
    Contract maintenance charges                                               (559)                (10,998)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        247,474               1,515,014
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           453,255               1,819,675

Net assets, beginning of year                                             1,088,805                 802,724
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $          1,542,060    $          2,622,399
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                          12,198                  42,152
    Units redeemed                                                          (19,484)                 (9,958)
    Units transferred                                                        30,322                 147,091
                                                               --------------------------------------------
Net increase (decrease) in units                                             23,036                 179,285
                                                               ============================================

                                                                             SERVICE CLASS 2
                                                               --------------------------------------------
                                                               VIP GROWTH & INCOME         VIP MID CAP
                                                               (GRANDMASTER FLEX3(TM))   (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (1,773)   $            (33,522)
  Net realized gain (loss) on sales of investments                            4,408                 598,291
  Change in net unrealized appreciation
    (depreciation) during the period                                         23,604                 273,205
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  26,239                 837,974

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     108,094                 446,140
    Contract terminations and benefits                                       (2,706)               (414,224)
    Net transfers among investment options                                   25,520                 140,688
    Contract maintenance charges                                               (674)                 (3,806)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        130,234                 168,798
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           156,473               1,006,772

Net assets, beginning of year                                                70,864               2,206,605
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $            227,337    $          3,213,377
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                          11,342                  42,145
    Units redeemed                                                             (342)                (37,579)
    Units transferred                                                         2,405                  11,892
                                                               --------------------------------------------
Net increase (decrease) in units                                             13,405                  16,458
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                         SERVICE CLASS 2
                                                               --------------------------------------------------------------------
                                                                                                                  VIP AGGRESSIVE
                                                                   VIP MID CAP             VIP MID CAP                GROWTH
                                                                (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM))   (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            (20,202)   $             (8,652)   $               (117)
  Net realized gain (loss) on sales of investments                          243,889                  11,381                  (4,510)
  Change in net unrealized appreciation
    (depreciation) during the period                                        646,599                 243,552                   5,981
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 870,286                 246,281                   1,354

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     284,869                 403,290                       -
    Contract terminations and benefits                                     (199,423)                 (7,945)                 (4,252)
    Net transfers among investment options                                  104,328                 515,847                 (13,663)
    Contract maintenance charges                                            (16,261)                 (1,543)                    (15)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        173,513                 909,649                 (17,930)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         1,043,799               1,155,930                 (16,576)

Net assets, beginning of year                                             2,360,046                  75,709                  19,904
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $          3,403,845    $          1,231,639    $              3,328
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                          25,252                  42,345                       -
    Units redeemed                                                          (21,509)                 (1,039)                   (563)
    Units transferred                                                        10,247                  56,751                  (1,968)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             13,990                  98,057                  (2,531)
                                                               ====================================================================

                                                                              SERVICE CLASS 2
                                                               --------------------------------------------
                                                               VIP DYNAMIC CAPITAL     VIP DYNAMIC CAPITAL
                                                                   APPRECIATION            APPRECIATION
                                                                 (IQ ANNUITY(TM))       (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (113)   $               (169)
  Net realized gain (loss) on sales of investments                               27                    (677)
  Change in net unrealized appreciation
    (depreciation) during the period                                          1,739                   3,623
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   1,653                   2,777

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                           -                       -
    Contract terminations and benefits                                       (1,482)                      -
    Net transfers among investment options                                     (929)                 (9,544)
    Contract maintenance charges                                                 (3)                   (181)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         (2,414)                 (9,725)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                              (761)                 (6,948)

Net assets, beginning of year                                                 7,937                  21,763
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $              7,176    $             14,815
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                               -                       -
    Units redeemed                                                             (155)                    (19)
    Units transferred                                                          (100)                 (1,081)
                                                               --------------------------------------------
Net increase (decrease) in units                                               (255)                 (1,100)
                                                               ============================================

                                                                             SERVICE CLASS 2
                                                               --------------------------------------------
                                                                 FIDELITY BALANCED     FIDELITY HIGH INCOME
                                                                   (GRANDMASTER            (GRANDMASTER
                                                                    FLEX3(TM))              FLEX3(TM))
                                                                     DIVISION                DIVISION
                                                                     -MAY 1*-                -MAY 1*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (411)   $            (14,159)
  Net realized gain (loss) on sales of investments                            1,590                  51,855
  Change in net unrealized appreciation
    (depreciation) during the period                                          3,060                 123,327
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   4,239                 161,023

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      89,084               1,953,750
    Contract terminations and benefits                                         (445)                (81,695)
    Net transfers among investment options                                      353               1,363,470
    Contract maintenance charges                                                (17)                   (546)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         88,975               3,234,979
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            93,214               3,396,002

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $             93,214    $          3,396,002
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           8,251                 182,531
    Units redeemed                                                              (43)                 (7,451)
    Units transferred                                                           137                 120,739
                                                               --------------------------------------------
Net increase (decrease) in units                                              8,345                 295,819
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                         SERVICE CLASS 2
                                                               --------------------------------------------------------------------
                                                                 FRANKLIN INCOME        FRANKLIN GROWTH &       FRANKLIN LARGE CAP
                                                                    SECURITIES          INCOME SECURITIES       GROWTH SECURITIES
                                                                (GRANDMASTER(TM))       (GRANDMASTER(TM))       (GRANDMASTER(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             39,813    $              4,329    $               (163)
  Net realized gain (loss) on sales of investments                            9,506                  (2,823)                    857
  Change in net unrealized appreciation
    (depreciation) during the period                                        239,445                  65,122                   3,451
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 288,764                  66,628                   4,145

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       5,356                   7,194                       -
    Contract terminations and benefits                                      (78,505)                (68,404)                   (125)
    Net transfers among investment options                                1,563,683                 459,455                  70,795
    Contract maintenance charges                                               (255)                   (122)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      1,490,279                 398,123                  70,670
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         1,779,043                 464,751                  74,815

Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $          1,779,043    $            464,751    $             74,815
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                             474                     700                       -
    Units redeemed                                                           (6,877)                 (6,903)                    (11)
    Units transferred                                                       147,709                  45,790                   6,298
                                                               ---------------------------------------------------------------------
Net increase (decrease) in units                                            141,306                  39,587                   6,287
                                                               =====================================================================

                                                                              SERVICE CLASS 2
                                                               --------------------------------------------
                                                                TEMPLETON FOREIGN        FRANKLIN MUTUAL
                                                                    SECURITIES          SHARES SECURITIES
                                                                (GRANDMASTER(TM))       (GRANDMASTER(TM))
                                                                     DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (316)   $             (4,341)
  Net realized gain (loss) on sales of investments                              313                   7,197
  Change in net unrealized appreciation
    (depreciation) during the period                                         12,301                 210,803
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  12,298                 213,659

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                           -                   7,494
    Contract terminations and benefits                                         (195)                (99,043)
    Net transfers among investment options                                  171,646               1,296,859
    Contract maintenance charges                                                (13)                   (165)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        171,438               1,205,145
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           183,736               1,418,804

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $            183,736    $          1,418,804
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                               -                     690
    Units redeemed                                                              (17)                 (9,646)
    Units transferred                                                        14,634                 126,019
                                                               --------------------------------------------
Net increase (decrease) in units                                             14,617                 117,063
                                                               ============================================

                                                                               SERVICE CLASS 2
                                                               --------------------------------------------
                                                                 TEMPLETON GROWTH       FIDELITY VIP ASSET
                                                                    SECURITIES               MANAGER
                                                                (GRANDMASTER(TM))       (PINNACLEPLUS(TM))
                                                                     DIVISION                DIVISION
                                                                   -JANUARY 6*-             -JULY 15*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (535)   $                 (7)
  Net realized gain (loss) on sales of investments                           16,344                       -
  Change in net unrealized appreciation
    (depreciation) during the period                                         30,645                     187
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  46,454                     180

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       2,119                       -
    Contract terminations and benefits                                      (12,265)                      -
    Net transfers among investment options                                  350,542                  22,100
    Contract maintenance charges                                                 (4)                    (11)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        340,392                  22,089
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           386,846                  22,269

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $            386,846    $             22,269
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                             181                       -
    Units redeemed                                                           (1,081)                     (1)
    Units transferred                                                        31,972                   2,130
                                                               --------------------------------------------
Net increase (decrease) in units                                             31,072                   2,129
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                          SERVICE CLASS 2
                                                               --------------------------------------------------------------------
                                                                FIDELITY VIP ASSET                                 FIDELITY VIP
                                                                  MANAGER GROWTH       FIDELITY VIP BALANCED        CONTRAFUND
                                                                (PINNACLEPLUS(TM))      (PINNACLEPLUS(TM))      (PINNACLEPLUS(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                    -JULY 15*-              -JULY 15*-              -JULY 15*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                (11)   $               (185)   $               (314)
  Net realized gain (loss) on sales of investments                                -                      12                      30
  Change in net unrealized appreciation
    (depreciation) during the period                                            342                   1,619                   6,605
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                     331                   1,446                   6,321

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       9,273                  60,835                  91,055
    Contract terminations and benefits                                            -                    (283)                   (285)
    Net transfers among investment options                                    2,446                     (31)                 24,349
    Contract maintenance charges                                                 (6)                    (17)                    (40)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         11,713                  60,504                 115,079
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            12,044                  61,950                 121,400

Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $             12,044    $             61,950    $            121,400
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                             901                   5,981                   8,540
    Units redeemed                                                               (1)                    (29)                    (30)
    Units transferred                                                           233                      (1)                  2,262
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              1,133                   5,951                  10,772
                                                               ====================================================================

                                                                             SERVICE CLASS 2
                                                               --------------------------------------------
                                                                                        FIDELITY VIP GROWTH
                                                                FIDELITY EQUITY INCOME     AND INCOME
                                                                  (PINNACLEPLUS(TM))    (PINNACLEPLUS(TM))
                                                                      DIVISION               DIVISION
                                                                     -JULY 15*-              -JULY 15*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                (91)   $             (1,205)
  Net realized gain (loss) on sales of investments                                4                      52
  Change in net unrealized appreciation
    (depreciation) during the period                                          2,522                  14,197
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   2,435                  13,044

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      27,439                 222,840
    Contract terminations and benefits                                            -                    (284)
    Net transfers among investment options                                      (13)                     76
    Contract maintenance charges                                                (18)                    (17)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         27,408                 222,615
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            29,843                 235,659

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $             29,843    $            235,659
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           2,629                  22,303
    Units redeemed                                                               (2)                    (29)
    Units transferred                                                             -                       -
                                                               --------------------------------------------
Net increase (decrease) in units                                              2,627                  22,274
                                                               ============================================

                                                                               SERVICE CLASS 2
                                                               --------------------------------------------
                                                                                         FIDELITY VIP HIGH
                                                                FIDELITY VIP GROWTH           INCOME
                                                                (PINNACLEPLUS(TM))      (PINNACLEPLUS(TM))
                                                                     DIVISION                DIVISION
                                                                     -JULY 15*-             -JULY 15*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                (74)   $                 (5)
  Net realized gain (loss) on sales of investments                                8                      81
  Change in net unrealized appreciation
    (depreciation) during the period                                          1,921                      44
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   1,855                     120

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      35,316                   8,185
    Contract terminations and benefits                                            -                    (282)
    Net transfers among investment options                                    1,468                     (87)
    Contract maintenance charges                                                (14)                     (1)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         36,770                   7,815
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            38,625                   7,935

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $             38,625    $              7,935
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           3,371                     770
    Units redeemed                                                               (1)                    (27)
    Units transferred                                                           135                       -
                                                               --------------------------------------------
Net increase (decrease) in units                                              3,505                     743
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                         SERVICE CLASS 2
                                                               --------------------------------------------------------------------
                                                                   FIDELITY VIP
                                                                 INVESTMENT GRADE
                                                                       BOND            FIDELITY VIP MID CAP    FIDELITY VIP OVERSEAS
                                                                (PINNACLEPLUS(TM))      (PINNACLEPLUS(TM))      (PINNACLEPLUS(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                    -JULY 15*-              -JULY 15*-              -JULY 15*-
                                                               ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (1,803)   $               (215)   $               (341)
  Net realized gain (loss) on sales of investments                               41                      16                      36
  Change in net unrealized appreciation
    (depreciation) during the period                                         11,787                   5,836                  10,546
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  10,025                   5,637                  10,241

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     282,471                  22,729                  49,136
    Contract terminations and benefits                                            -                       -                       -
    Net transfers among investment options                                    7,066                  52,279                      34
    Contract maintenance charges                                                 (3)                    (52)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        289,534                  74,956                  49,170
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           299,559                  80,593                  59,411

Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $            299,559    $             80,593    $             59,411
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                          29,213                   2,092                  4,837
    Units redeemed                                                                -                      (4)                     -
    Units transferred                                                           713                   4,518                      5
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             29,926                   6,606                  4,842
                                                               ====================================================================

                                                                             SERVICE SHARES
                                                               --------------------------------------------
                                                                JANUS ASPEN GROWTH      JANUS ASPEN GROWTH
                                                                 (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            (14,670)   $             (6,000)
  Net realized gain (loss) on sales of investments                         (274,353)                (77,926)
  Change in net unrealized appreciation
    (depreciation) during the period                                        527,631                 239,367
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 238,608                 155,441

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      42,999                  21,550
    Contract terminations and benefits                                      (50,815)                (47,316)
    Net transfers among investment options                                  101,917                 (26,524)
    Contract maintenance charges                                               (566)                 (4,639)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         93,535                 (56,929)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           332,143                  98,512

Net assets, beginning of year                                               618,799                 528,121
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $            950,942    $            626,633
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           8,587                   3,865
    Units redeemed                                                          (10,162)                 (9,562)
    Units transferred                                                        26,040                  (3,777)
                                                               --------------------------------------------
Net increase (decrease) in units                                             24,465                  (9,474)
                                                               ============================================

                                                                             SERVICE SHARES
                                                               ----------------------------------------------
                                                                JANUS ASPEN GROWTH      JANUS ASPEN GROWTH
                                                                 (GRANDMASTER(TM))     (GRANDMASTER FLEX3(TM))
                                                                     DIVISION                DIVISION
                                                               ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (2,481)  $                  (328)
  Net realized gain (loss) on sales of investments                           32,100                       150
  Change in net unrealized appreciation
    (depreciation) during the period                                         11,041                     5,736
                                                               ----------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  40,660                     5,558

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       3,968                    18,977
    Contract terminations and benefits                                      (14,467)                        -
    Net transfers among investment options                                   33,600                   (31,796)
    Contract maintenance charges                                                (69)                      (28)
                                                               ----------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         23,032                   (12,847)
                                                               ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            63,692                    (7,289)

Net assets, beginning of year                                                99,989                    35,286
                                                               ----------------------------------------------
NET ASSETS, END OF YEAR                                        $            163,681   $                27,997
                                                               ==============================================
UNIT TRANSACTIONS
    Units purchased                                                             618                     2,109
    Units redeemed                                                           (2,225)                       (3)
    Units transferred                                                         6,184                    (3,904)
                                                               ----------------------------------------------
Net increase (decrease) in units                                              4,577                    (1,798)
                                                               ==============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                           SERVICE SHARES
                                                               ---------------------------------------------------------------------

                                                                 JANUS ASPEN MID CAP     JANUS ASPEN MID CAP    JANUS ASPEN MID CAP
                                                                       GROWTH                  GROWTH                 GROWTH
                                                                  (IQ ANNUITY(TM))        (ANNUICHOICE(TM))      (GRANDMASTER(TM))
                                                                      DIVISION                DIVISION               DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                (8,645)  $             (3,521)  $              (848)
  Net realized gain (loss) on sales of investments                            (101,253)               (34,368)                1,505
  Change in net unrealized appreciation
    (depreciation) during the period                                           276,154                134,969                 6,755
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                    166,256                 97,080                 7,412

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                         99,140                  7,798                     -
    Contract terminations and benefits                                         (30,977)                (8,294)               (7,165)
    Net transfers among investment options                                     (60,378)                51,509               (50,469)
    Contract maintenance charges                                                  (348)                (3,629)                   (8)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                             7,437                 47,384               (57,642)
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                                              173,693                144,464               (50,230)

Net assets, beginning of year                                                  549,760                251,797               132,708
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $               723,453   $            396,261   $            82,478
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                             25,571                  2,016                     -
    Units redeemed                                                              (8,558)                (2,627)               (1,089)
    Units transferred                                                          (18,185)                12,144               (10,440)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                                (1,172)                11,533               (11,529)
                                                               ====================================================================

                                                                                SERVICE SHARES
                                                               ----------------------------------------------
                                                                                         JANUS ASPEN CAPITAL
                                                                 JANUS ASPEN MID CAP        APPRECIATION
                                                                       GROWTH             (IQ ANNUITY(TM))
                                                               (GRANDMASTER FLEX3(TM))        DIVISION
                                                                      DIVISION             -JANUARY 17**-
                                                               ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                  (841)  $               (830)
  Net realized gain (loss) on sales of investments                               3,114               (208,766)
  Change in net unrealized appreciation
    (depreciation) during the period                                            13,807                240,348
                                                               ----------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                     16,080                 30,752

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS

    Contributions from contract holders                                         29,229                  2,185
    Contract terminations and benefits                                            (262)                (4,346)
    Net transfers among investment options                                      16,050             (1,259,388)
    Contract maintenance charges                                                   (10)                   (41)
                                                               ----------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                            45,007             (1,261,590)
                                                               ----------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                                               61,087             (1,230,838)

Net assets, beginning of year                                                   12,222              1,230,838
                                                               ----------------------------------------------
NET ASSETS, END OF YEAR                                        $                73,309   $                  -
                                                               ==============================================
UNIT TRANSACTIONS
    Units purchased                                                              3,277                    368
    Units redeemed                                                                 (31)                  (746)
    Units transferred                                                            2,109               (215,938)
                                                               ----------------------------------------------
Net increase (decrease) in units                                                 5,355               (216,316)
                                                               ==============================================

                                                                                SERVICE SHARES
                                                               ----------------------------------------------
                                                                 JANUS ASPEN CAPITAL     JANUS ASPEN CAPITAL
                                                                    APPRECIATION            APPRECIATION
                                                                  (ANNUICHOICE(TM))       (GRANDMASTER(TM))
                                                                      DIVISION                DIVISION
                                                                   -JANUARY 17**-          -JANUARY 17**-
                                                               ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                  (292)  $               (176)
  Net realized gain (loss) on sales of investments                             (54,083)               (14,152)
  Change in net unrealized appreciation
    (depreciation) during the period                                            69,140                 21,116
                                                               ----------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                     14,765                  6,788

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                            229                    876
    Contract terminations and benefits                                            (660)                (4,223)
    Net transfers among investment options                                    (618,390)              (274,264)
    Contract maintenance charges                                                   (10)                    (8)
                                                               ----------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                          (618,831)              (277,619)
                                                               ----------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                                             (604,066)              (270,831)

Net assets, beginning of year                                                  604,066                270,831
                                                               ----------------------------------------------

NET ASSETS, END OF YEAR                                        $                     -   $                  -
                                                               ==============================================
UNIT TRANSACTIONS
    Units purchased                                                                 37                    131
    Units redeemed                                                                (104)                  (590)
    Units transferred                                                          (94,171)               (38,735)
                                                               ----------------------------------------------
Net increase (decrease) in units                                               (94,238)               (39,194)
                                                               ==============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                          SERVICE SHARES
                                                               --------------------------------------------------------------------
                                                               JANUS ASPEN CAPITAL
                                                                   APPRECIATION          JANUS ASPEN CORE        JANUS ASPEN CORE
                                                                   GRANDMASTER                EQUITY                  EQUITY
                                                                   (FLEX3(TM))           (IQ ANNUITY(TM))       (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                  -JANUARY 17**-          -JANUARY 17**-          -JANUARY 17**-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                (81)   $               (517)   $                (95)
  Net realized gain (loss) on sales of investments                              (11)                (73,195)                (34,557)
  Change in net unrealized appreciation
    (depreciation) during the period                                          2,658                  83,502                  37,598
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   2,566                   9,790                   2,946

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                           -                     218                       -
    Contract terminations and benefits                                            -                  (1,193)                    (45)
    Net transfers among investment options                                 (109,043)               (752,546)               (210,686)
    Contract maintenance charges                                                  -                      (8)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (109,043)               (753,529)               (210,731)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (106,477)               (743,739)               (207,785)

Net assets, beginning of year                                               106,477                 743,739                 207,785
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $                  -    $                  -    $                  -
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                               -                      31                       -
    Units redeemed                                                                -                    (171)                     (6)
    Units transferred                                                       (12,338)               (109,556)                (29,720)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                            (12,338)               (109,696)                (29,726)
                                                               ====================================================================

                                                                              SERVICE SHARES
                                                               --------------------------------------------
                                                                                         JANUS ASPEN CORE
                                                                 JANUS ASPEN CORE             EQUITY
                                                                      EQUITY               (GRANDMASTER
                                                                (GRANDMASTER(TM))           FLEX3(TM))
                                                                     DIVISION                DIVISION
                                                                  -JANUARY 17**-          -JANUARY 17**-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                (40)   $                (28)
  Net realized gain (loss) on sales of investments                           (3,577)                   (570)
  Change in net unrealized appreciation
    (depreciation) during the period                                          4,422                   1,037
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                     805                     439

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                          17                       -
    Contract terminations and benefits                                            -                       -
    Net transfers among investment options                                  (62,584)                (36,237)
    Contract maintenance charges                                                  -                       -
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        (62,567)                (36,237)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           (61,762)                (35,798)

Net assets, beginning of year                                                61,762                  35,798
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $                  -    $                  -
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                               2                       -
    Units redeemed                                                                -                       -
    Units transferred                                                        (8,405)                 (4,486)
                                                               --------------------------------------------
Net increase (decrease) in units                                             (8,403)                 (4,486)
                                                               ============================================

                                                                            SERVICE SHARES
                                                               --------------------------------------------
                                                                   JANUS ASPEN             JANUS ASPEN
                                                               INTERNATIONAL GROWTH    INTERNATIONAL GROWTH
                                                                 (IQ ANNUITY(TM))       (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            (11,548)   $               (244)
  Net realized gain (loss) on sales of investments                          478,386                  74,284
  Change in net unrealized appreciation
    (depreciation) during the period                                        227,546                  21,077
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 694,384                  95,117

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     100,912                  16,732
    Contract terminations and benefits                                     (111,162)                (13,929)
    Net transfers among investment options                               (1,042,135)                (36,567)
    Contract maintenance charges                                               (526)                 (1,411)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     (1,052,911)                (35,175)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (358,527)                 59,942

Net assets, beginning of year                                             2,405,212                 199,919
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $          2,046,685    $            259,861
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                          19,442                   3,134
    Units redeemed                                                          (23,429)                 (2,783)
    Units transferred                                                      (175,260)                 (1,231)
                                                               --------------------------------------------
Net increase (decrease) in units                                           (179,247)                   (880)
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                SERVICE SHARES
                                                               -------------------------------------------------
                                                                     JANUS ASPEN               JANUS ASPEN
                                                                INTERNATIONAL GROWTH      INTERNATIONAL GROWTH
                                                                  (GRANDMASTER(TM))      (GRANDMASTER FLEX3(TM))
                                                                      DIVISION                  DIVISION
                                                               -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                   (43)  $                  (345)
  Net realized gain (loss) on sales of investments                              12,443                    (1,523)
  Change in net unrealized appreciation
    (depreciation) during the period                                            15,847                    25,280
                                                               -------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                     28,247                    23,412

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                              -                    31,989
    Contract terminations and benefits                                          (1,238)                     (510)
    Net transfers among investment options                                      47,935                    13,529
    Contract maintenance charges                                                    (3)                     (117)
                                                               -------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                            46,694                    44,891
                                                               -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                               74,941                    68,303

Net assets, beginning of year                                                   47,084                    40,526
                                                               -------------------------------------------------
NET ASSETS, END OF YEAR                                        $               122,025   $               108,829
                                                               =================================================
UNIT TRANSACTIONS
    Units purchased                                                                  -                     4,123
    Units redeemed                                                                (188)                      (72)
    Units transferred                                                            7,486                     1,359
                                                               -------------------------------------------------
Net increase (decrease) in units                                                 7,298                     5,410
                                                               =================================================

                                                                                SERVICE SHARES
                                                               -------------------------------------------------
                                                                JANUS ASPEN STRATEGIC     JANUS ASPEN STRATEGIC
                                                                        VALUE                     VALUE
                                                                  (IQ ANNUITY(TM))          (ANNUICHOICE(TM))
                                                                      DIVISION                  DIVISION
                                                                   -JANUARY 17**-            -JANUARY 17**-
                                                               -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                  (339)  $                  (300)
  Net realized gain (loss) on sales of investments                            (101,493)                 (130,386)
  Change in net unrealized appreciation
    (depreciation) during the period                                           119,452                   153,400
                                                               -------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                     17,620                    22,714

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                              -                       240
    Contract terminations and benefits                                            (512)                     (621)
    Net transfers among investment options                                    (502,672)                 (638,853)
    Contract maintenance charges                                                   (14)                       (5)
                                                               -------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                          (503,198)                 (639,239)
                                                               -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                             (485,578)                 (616,525)

Net assets, beginning of year                                                  485,578                   616,525
                                                               -------------------------------------------------

NET ASSETS, END OF YEAR                                        $                     -   $                     -
                                                               =================================================
UNIT TRANSACTIONS
    Units purchased                                                                  -                        37
    Units redeemed                                                                 (77)                      (94)
    Units transferred                                                          (73,719)                  (94,793)
                                                               -------------------------------------------------
Net increase (decrease) in units                                               (73,796)                  (94,850)
                                                               =================================================

                                                                                SERVICE SHARES
                                                               -------------------------------------------------
                                                                                          JANUS ASPEN STRATEGIC
                                                                JANUS ASPEN STRATEGIC             VALUE
                                                                        VALUE                 (GRANDMASTER
                                                                  (GRANDMASTER(TM))            FLEX3(TM))
                                                                      DIVISION                  DIVISION
                                                                   -JANUARY 17**-            -JANUARY 17**-
                                                               -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                  (504)  $                   (13)
  Net realized gain (loss) on sales of investments                            (184,039)                      253
  Change in net unrealized appreciation
    (depreciation) during the period                                           212,774                       383
                                                               -------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                     28,231                       623

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                            930                         -
    Contract terminations and benefits                                          (8,993)                        -
    Net transfers among investment options                                    (796,150)                  (17,480)
    Contract maintenance charges                                                   (20)                        -
                                                               -------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                          (804,233)                  (17,480)
                                                               -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                             (776,002)                  (16,857)

Net assets, beginning of year                                                  776,002                    16,857
                                                               -------------------------------------------------
NET ASSETS, END OF YEAR                                        $                     -   $                     -
                                                               =================================================
UNIT TRANSACTIONS
    Units purchased                                                                142                         -
    Units redeemed                                                              (1,280)                        -
    Units transferred                                                         (112,980)                   (2,306)
                                                               -------------------------------------------------
Net increase (decrease) in units                                              (114,118)                   (2,306)
                                                               =================================================

                                                                    SERVICE SHARES
                                                               -----------------------
                                                                JANUS ASPEN BALANCED
                                                                  (ANNUICHOICE(TM))
                                                                      DIVISION
                                                                   -JANUARY 17**-
                                                               -----------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                  (855)
  Net realized gain (loss) on sales of investments                            (103,874)
  Change in net unrealized appreciation
    (depreciation) during the period                                           112,163
                                                               -----------------------
Net increase (decrease) in net assets
  resulting from operations                                                      7,434

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                           (127)
    Contract terminations and benefits                                          (5,179)
    Net transfers among investment options                                  (1,872,037)
    Contract maintenance charges                                                    (8)
                                                               -----------------------
Net increase (decrease) in net assets
  from contract related transactions                                        (1,877,351)
                                                               -----------------------
INCREASE (DECREASE) IN NET ASSETS                                           (1,869,917)

Net assets, beginning of year                                                1,869,917
                                                               -----------------------
NET ASSETS, END OF YEAR                                        $                     -
                                                               =======================
UNIT TRANSACTIONS
    Units purchased                                                                  -
    Units redeemed                                                                (602)
    Units transferred                                                         (214,331)
                                                               -----------------------
Net increase (decrease) in units                                              (214,933)
                                                               =======================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                          SERVICE SHARES
                                                               --------------------------------------------------------------------
                                                                                       JANUS ASPEN BALANCED
                                                               JANUS ASPEN BALANCED        (GRANDMASTER        JANUS ASPEN BALANCED
                                                                (GRANDMASTER(TM))           FLEX3(TM))              (IQ3(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                  -JANUARY 17**-          -JANUARY 17**-          -JANUARY 17**-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (389)   $                (65)   $               (107)
  Net realized gain (loss) on sales of investments                          (28,577)                   (735)                   (659)
  Change in net unrealized appreciation
    (depreciation) during the period                                         31,166                   1,094                     932
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   2,200                     294                     166

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                         263                       -                      25
    Contract terminations and benefits                                       (2,832)                      -                       -
    Net transfers among investment options                                 (608,759)                (87,596)                (49,487)
    Contract maintenance charges                                                  -                       -                      (1)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (611,328)                (87,596)                (49,463)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (609,128)                (87,302)                (49,297)

Net assets, beginning of year                                               609,128                  87,302                  49,297
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $                  -    $                  -  $                    -
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                              29                       -                       3
    Units redeemed                                                             (316)                      -                       -
    Units transferred                                                       (68,541)                 (9,479)                 (5,281)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                            (68,828)                 (9,479)                 (5,278)
                                                               ====================================================================

                                                                              SERVICE SHARES
                                                               --------------------------------------------

                                                                   JANUS ASPEN             JANUS ASPEN
                                                                 WORLDWIDE GROWTH        WORLDWIDE GROWTH
                                                                (ANNUICHOICE(TM))        (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (742)   $             (3,214)
  Net realized gain (loss) on sales of investments                           54,280                  70,896
  Change in net unrealized appreciation
    (depreciation) during the period                                         59,624                  65,478
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 113,162                 133,160

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     151,428                 148,548
    Contract terminations and benefits                                      (26,246)               (118,772)
    Net transfers among investment options                                 (135,225)                (30,771)
    Contract maintenance charges                                             (3,984)                   (213)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        (14,027)                 (1,208)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            99,135                 131,952

Net assets, beginning of year                                               540,329                 461,978
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $            639,464    $            593,930
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                          25,709                  22,655
    Units redeemed                                                           (5,035)                (16,678)
    Units transferred                                                       (24,100)                 (1,966)
                                                               --------------------------------------------
Net increase (decrease) in units                                             (3,426)                  4,011
                                                               ============================================

                                                                              SERVICE SHARES
                                                               --------------------------------------------

                                                                   JANUS ASPEN             JANUS ASPEN
                                                                 WORLDWIDE GROWTH        WORLDWIDE GROWTH
                                                                (GRANDMASTER(TM))      (GRANDMASTER FLEX3(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (904)   $             (1,289)
  Net realized gain (loss) on sales of investments                            5,788                  10,606
  Change in net unrealized appreciation
    (depreciation) during the period                                         24,612                  47,381
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  29,496                  56,698

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       6,686                  60,982
    Contract terminations and benefits                                      (10,753)                 (2,146)
    Net transfers among investment options                                 (107,778)                146,849
    Contract maintenance charges                                                (49)                   (255)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (111,894)                205,430
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           (82,398)                262,128

Net assets, beginning of year                                               201,703                  50,544
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $            119,305    $            312,672
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                             994                   7,449
    Units redeemed                                                           (1,736)                   (281)
    Units transferred                                                       (16,084)                 19,379
                                                               --------------------------------------------
Net increase (decrease) in units                                            (16,826)                 26,547
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                         CLASS 1B SHARES
                                                               --------------------------------------------------------------------
                                                                PUTNAM VT GROWTH &      PUTNAM VT GROWTH &      PUTNAM VT GROWTH &
                                                                      INCOME                  INCOME                  INCOME
                                                               (ANNUICHOICE(TM))         (IQ ANNUITY(TM))       (GRANDMASTER(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $              6,796    $              2,264    $              1,295
  Net realized gain (loss) on sales of investments                          (32,416)                (20,552)                (14,671)
  Change in net unrealized appreciation
    (depreciation) during the period                                        285,442                 248,946                  81,688
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 259,822                 230,658                  68,312

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      78,732                  90,984                   2,164
    Contract terminations and benefits                                      (48,130)                (96,452)                (31,253)
    Net transfers among investment options                                  192,858                 179,969                  13,875
    Contract maintenance charges                                             (6,898)                   (368)                   (106)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        216,562                 174,133                 (15,320)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           476,384                 404,791                  52,992

Net assets, beginning of year                                               947,979                 768,384                 395,771
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $          1,424,363    $          1,173,175    $            448,763
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                           9,067                  11,364                     255
    Units redeemed                                                           (6,737)                (11,314)                 (3,883)
    Units transferred                                                        21,737                  22,517                  (1,621)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             24,067                  22,567                  (5,249)
                                                               ====================================================================

                                                                              CLASS 1B SHARES
                                                               ----------------------------------------------
                                                                PUTNAM VT GROWTH &             PUTNAM VT
                                                                      INCOME             INTERNATIONAL EQUITY
                                                               (GRANDMASTER FLEX3(TM))     (ANNUICHOICE(TM))
                                                                     DIVISION                  DIVISION
                                                               ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                 (626)   $               (624)
  Net realized gain (loss) on sales of investments                              19,611                  66,332
  Change in net unrealized appreciation
    (depreciation) during the period                                            19,545                 55,733
                                                               ----------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                     38,530                121,441

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                        50,025                  21,299
    Contract terminations and benefits                                         (4,345)                (14,256)
    Net transfers among investment options                                     55,661                 (24,941)
    Contract maintenance charges                                                 (766)                 (2,013)
                                                               ----------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                           100,575                (19,911)
                                                               ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                              139,105                101,530

Net assets, beginning of year                                                   49,151                397,004
                                                               ----------------------------------------------
NET ASSETS, END OF YEAR                                        $               188,256   $            498,534
                                                               ==============================================
UNIT TRANSACTIONS
    Units purchased                                                              6,033                  3,378
    Units redeemed                                                                (546)                (2,339)
    Units transferred                                                            7,014                 (1,812)
                                                               ----------------------------------------------
Net increase (decrease) in units                                                12,501                   (773)
                                                               ==============================================

                                                                              CLASS 1B SHARES
                                                               --------------------------------------------
                                                                    PUTNAM VT               PUTNAM VT
                                                               INTERNATIONAL EQUITY    INTERNATIONAL EQUITY
                                                                 (IQ ANNUITY(TM))       (GRANDMASTER(TM))
                                                                     DIVISION               DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (4,766)   $             (1,595)
  Net realized gain (loss) on sales of investments                          295,616                  56,326
  Change in net unrealized appreciation
    (depreciation) during the period                                         58,162                  30,229
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 349,012                  84,960

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     172,506                   4,982
    Contract terminations and benefits                                      (50,627)                (78,864)
    Net transfers among investment options                                 (376,905)                (88,614)
    Contract maintenance charges                                               (599)                   (136)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (255,625)               (162,632)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            93,387                 (77,672)

Net assets, beginning of year                                               538,111                 485,677
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $            631,498    $            408,005
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                          22,319                     674
    Units redeemed                                                           (6,892)                (10,777)
    Units transferred                                                       (20,824)                (12,745)
                                                               --------------------------------------------
Net increase (decrease) in units                                             (5,397)                (22,848)
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                         CLASS 1B SHARES
                                                               --------------------------------------------------------------------
                                                                    PUTNAM VT          PUTNAM VT SMALL CAP     PUTNAM VT SMALL CAP
                                                               INTERNATIONAL EQUITY           VALUE                   VALUE
                                                               (GRANDMASTER FLEX3(TM))  (ANNUICHOICE(TM))        (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (3,186)   $             (9,571)   $            (10,990)
  Net realized gain (loss) on sales of investments                           66,225                  43,685                 (23,046)
  Change in net unrealized appreciation
    (depreciation) during the period                                         39,638                 541,550                 431,529

                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 102,677                 575,664                 397,493

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      53,604                  68,970                  44,800
    Contract terminations and benefits                                       (1,417)               (108,162)               (138,357)
    Net transfers among investment options                                   (9,675)                136,411                 173,623
    Contract maintenance charges                                               (946)                (10,712)                 (1,467)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         41,566                  86,507                  78,599
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           144,243                 662,171                 476,092

Net assets, beginning of year                                               149,869               1,026,994                 779,633
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $            294,112    $          1,689,165    $          1,255,725
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                           6,462                   6,466                   4,884
    Units redeemed                                                             (265)                (11,045)                (14,849)
    Units transferred                                                         4,198                  16,789                  18,646
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             10,395                  12,210                   8,681
                                                               ====================================================================

                                                                              CLASS 1B SHARES
                                                               ----------------------------------------------
                                                               PUTNAM VT SMALL CAP      PUTNAM VT SMALL CAP
                                                                      VALUE                   VALUE
                                                                (GRANDMASTER(TM))     (GRANDMASTER FLEX3(TM))
                                                                     DIVISION                DIVISION
                                                               ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            (57,757)   $               (3,157)
  Net realized gain (loss) on sales of investments                         (305,535)                   31,743
  Change in net unrealized appreciation
    (depreciation) during the period                                      2,663,382                    68,528
                                                               ----------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               2,300,090                    97,114

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      40,100                   193,683
    Contract terminations and benefits                                     (495,473)                   (5,719)
    Net transfers among investment options                                  733,149                   329,997
    Contract maintenance charges                                             (2,119)                     (767)
                                                               ----------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        275,657                   517,194
                                                               ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         2,575,747                   614,308

Net assets, beginning of year                                             4,751,143                    38,081
                                                               ----------------------------------------------
NET ASSETS, END OF YEAR                                        $          7,326,890    $              652,389
                                                               ==============================================
UNIT TRANSACTIONS
    Units purchased                                                           4,111                    20,109
    Units redeemed                                                          (50,028)                     (633)
    Units transferred                                                        69,844                    35,478
                                                               ----------------------------------------------
Net increase (decrease) in units                                             23,927                    54,954
                                                               ==============================================

                                                                             CLASS 1B SHARES
                                                               --------------------------------------------
                                                               PUTNAM VT DISCOVERY     PUTNAM VT DISCOVERY
                                                                      GROWTH                  GROWTH
                                                                (ANNUICHOICE(TM))        (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (5,435)   $             (2,648)
  Net realized gain (loss) on sales of investments                          (28,033)                  2,770
  Change in net unrealized appreciation
    (depreciation) during the period                                        178,830                  47,463
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 145,362                  47,585

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       2,141                   1,418
    Contract terminations and benefits                                      (39,819)                (20,342)
    Net transfers among investment options                                 (103,604)                  1,914
    Contract maintenance charges                                             (3,594)                   (283)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (144,876)                (17,293)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                               486                  30,292

Net assets, beginning of year                                               552,382                 168,888
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $            552,868    $            199,180
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                             404                     219
    Units redeemed                                                           (7,766)                 (3,176)
    Units transferred                                                       (20,392)                    198
                                                               --------------------------------------------
Net increase (decrease) in units                                            (27,754)                 (2,759)
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                          CLASS 1B SHARES
                                                               --------------------------------------------------------------------
                                                                                                                PUTNAM VT VOYAGER
                                                               PUTNAM VT DISCOVERY     PUTNAM VT DISCOVERY         (GRANDMASTER
                                                                      GROWTH                  GROWTH                FLEX3(TM))
                                                                (GRANDMASTER(TM))      (GRANDMASTER FLEX3(TM))       DIVISION
                                                                     DIVISION                DIVISION              -JANUARY 6*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (2,480)   $               (487)   $             (1,241)
  Net realized gain (loss) on sales of investments                           49,725                      58                   3,695
  Change in net unrealized appreciation
    (depreciation) during the period                                          3,040                   9,172                  23,380
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  50,285                   8,743                  25,834

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       2,948                  16,005                  51,434
    Contract terminations and benefits                                      (66,555)                      -                       -
    Net transfers among investment options                                   (2,791)                  1,472                  48,806
    Contract maintenance charges                                                (43)                    (16)                   (219)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        (66,441)                 17,461                 100,021
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           (16,156)                 26,204                 125,855

Net assets, beginning of year                                                78,663                  16,336                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $             62,507    $             42,540    $            125,855
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                             409                   2,035                   5,069
    Units redeemed                                                          (10,819)                     (2)                    (20)
    Units transferred                                                         5,114                     158                   5,717
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             (5,296)                  2,191                  10,766
                                                               ====================================================================

                                                                              CLASS 1B SHARES
                                                               -----------------------------------------------
                                                                  PUTNAM VT NEW           PUTNAM VT GEORGE
                                                                  OPPORTUNITIES            PUTNAM FUND OF
                                                                   (GRANDMASTER               BOSTON
                                                                    FLEX3(TM))         (GRANDMASTER FLEX3(TM))
                                                                     DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-
                                                               -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                (73)   $                   (68)
  Net realized gain (loss) on sales of investments                              371                          3
  Change in net unrealized appreciation
    (depreciation) during the period                                            830                      1,072
                                                               -----------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   1,128                      1,007

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       5,995                      8,901
    Contract terminations and benefits                                         (187)                         -
    Net transfers among investment options                                      702                      4,703
    Contract maintenance charges                                                  -                         (8)
                                                               -----------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                          6,510                     13,596
                                                               -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                             7,638                     14,603

Net assets, beginning of year                                                     -                          -
                                                               -----------------------------------------------
NET ASSETS, END OF YEAR                                        $              7,638    $                14,603
                                                               ===============================================
UNIT TRANSACTIONS
    Units purchased                                                             546                        872
    Units redeemed                                                              (16)                        (1)
    Units transferred                                                            85                        441
                                                               -----------------------------------------------
Net increase (decrease) in units                                                615                      1,312
                                                               ===============================================

                                                                              CLASS 1B SHARES
                                                               --------------------------------------------
                                                                                          PUTNAM VT NEW
                                                                PUTNAM VT VOYAGER         OPPORTUNITIES
                                                                (GRANDMASTER(TM))       (GRANDMASTER(TM))
                                                                     DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (521)   $               (250)
  Net realized gain (loss) on sales of investments                            9,020                     488
  Change in net unrealized appreciation
    (depreciation) during the period                                          1,358                   4,533
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   9,857                   4,771

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                           -                   1,775
    Contract terminations and benefits                                      (40,000)                   (943)
    Net transfers among investment options                                   55,643                  28,979
    Contract maintenance charges                                                 (7)                    (24)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         15,636                  29,787
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            25,493                  34,558

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $             25,493    $             34,558
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                               -                     147
    Units redeemed                                                           (3,616)                    (83)
    Units transferred                                                         5,793                   2,714
                                                               --------------------------------------------
Net increase (decrease) in units                                              2,177                   2,778
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                          CLASS 1B SHARES
                                                               --------------------------------------------------------------------
                                                                 PUTNAM VT GEORGE
                                                                  PUTNAM FUND OF                                  PUTNAM VT NEW
                                                                      BOSTON            PUTNAM VT VOYAGER         OPPORTUNITIES
                                                                (GRANDMASTER(TM))        (IQ ANNUITY(TM))        (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                145    $               (271)   $             (7,841)
  Net realized gain (loss) on sales of investments                               36                   1,450                  13,537
  Change in net unrealized appreciation
    (depreciation) during the period                                          1,809                   2,038                  87,344
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   1,990                   3,217                  93,040

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                           -                       -                  (1,966)
    Contract terminations and benefits                                         (414)                 (3,332)                (34,662)
    Net transfers among investment options                                   14,603                  25,147               4,934,858
    Contract maintenance charges                                                  -                      (6)                (11,178)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         14,189                  21,809               4,887,052
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            16,179                  25,026               4,980,092

Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $             16,179    $             25,026    $          4,980,092
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                               -                       -                       -
    Units redeemed                                                              (40)                   (305)                 (3,949)
    Units transferred                                                         1,491                   2,444                 404,600
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              1,451                   2,139                 400,651
                                                               ====================================================================

                                                                             CLASS 1B SHARES
                                                               --------------------------------------------
                                                                PUTNAM VT GEORGE
                                                                 PUTNAM FUND OF
                                                                      BOSTON            PUTNAM VT VOYAGER
                                                                 (IQ ANNUITY(TM))       (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                (72)   $               (492)
  Net realized gain (loss) on sales of investments                                1                   4,883
  Change in net unrealized appreciation
    (depreciation) during the period                                            830                   1,478
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                     759                   5,869

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       7,147                  25,457
    Contract terminations and benefits                                            -                 (11,629)
    Net transfers among investment options                                    6,008                  33,153
    Contract maintenance charges                                                  -                    (292)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         13,155                  46,689
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            13,914                  52,558

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $             13,914    $             52,558
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                             679                   2,297
    Units redeemed                                                                -                  (1,138)
    Units transferred                                                           570                   3,314
                                                               --------------------------------------------
Net increase (decrease) in units                                              1,249                   4,473
                                                               ============================================

                                                                             CLASS 1B SHARES
                                                               --------------------------------------------
                                                                                         PUTNAM VT GEORGE
                                                                  PUTNAM VT NEW           PUTNAM FUND OF
                                                                  OPPORTUNITIES               BOSTON
                                                                (ANNUICHOICE(TM))       (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (800)   $                (32)
  Net realized gain (loss) on sales of investments                            2,712                       3
  Change in net unrealized appreciation
    (depreciation) during the period                                         11,600                     707
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  13,512                     678

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                        (873)                 11,627
    Contract terminations and benefits                                      (27,759)                      -
    Net transfers among investment options                                  588,253                     994
    Contract maintenance charges                                             (3,321)                    (39)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        556,300                  12,582
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           569,812                  13,260

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $            569,812    $             13,260
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                               -                   1,094
    Units redeemed                                                           (2,629)                     (3)
    Units transferred                                                        48,287                      94
                                                               --------------------------------------------
Net increase (decrease) in units                                             45,658                   1,185
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                          CLASS 1B SHARES
                                                               --------------------------------------------------------------------
                                                                     PUTNAM VT         PUTNAM VT SMALL CAP
                                                               INTERNATIONAL EQUITY           VALUE             PUTNAM VT VOYAGER
                                                                (PINNACLEPLUS(TM))      (PINNACLEPLUS(TM))      (PINNACLEPLUS(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                    -JULY 15*-              -JULY 15*-              -JULY 15*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                 (9)   $                (28)   $                (26)
  Net realized gain (loss) on sales of investments                               47                      29                       2
  Change in net unrealized appreciation
    (depreciation) during the period                                            405                   1,068                     559
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                     443                   1,069                     535

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      14,065                  24,659                   4,639
    Contract terminations and benefits                                            -                    (287)                      -
    Net transfers among investment options                                   (3,432)                  7,788                  15,717
    Contract maintenance charges                                                 (6)                    (13)                    (22)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         10,627                  32,147                  20,334
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            11,070                  33,216                  20,869

Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $             11,070    $             33,216    $             20,869
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                           1,248                   2,139                     461
    Units redeemed                                                                -                     (25)                     (2)
    Units transferred                                                          (301)                    654                   1,495
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                                947                   2,768                   1,954
                                                               ====================================================================

                                                                 CLASS 1B SHARES
                                                               --------------------
                                                               PUTNAM VT DISCOVERY
                                                                      GROWTH
                                                                (PINNACLEPLUS(TM))
                                                                     DIVISION
                                                                    -JULY 15*-
                                                               --------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                  -
  Net realized gain (loss) on sales of investments                                -
  Change in net unrealized appreciation
    (depreciation) during the period                                             16
                                                               --------------------
Net increase (decrease) in net assets
  resulting from operations                                                      16

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                           -
    Contract terminations and benefits                                            -
    Net transfers among investment options                                    1,489
    Contract maintenance charges                                                 (1)
                                                               --------------------
Net increase (decrease) in net assets
  from contract related transactions                                          1,488
                                                               --------------------
INCREASE (DECREASE) IN NET ASSETS                                             1,504

Net assets, beginning of year                                                     -
                                                               --------------------
NET ASSETS, END OF YEAR                                        $              1,504
                                                               ====================
UNIT TRANSACTIONS
    Units purchased                                                               -
    Units redeemed                                                                -
    Units transferred                                                           140
                                                               --------------------
Net increase (decrease) in units                                                140
                                                               ====================

                                                                                            CLASS 2
                                                               --------------------------------------------------------------------
                                                                                          FRANKLIN INCOME      FRANKLIN GROWTH AND
                                                                TOUCHSTONE MONEY            SECURITIES          INCOME SECURITIES
                                                                      MARKET               (GRANDMASTER            (GRANDMASTER
                                                                 (IQ ANNUITY(TM))           FLEX3(TM))              FLEX3(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                     -MAY 1*-              -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            (19,708)   $             20,034    $              3,970
  Net realized gain (loss) on sales of investments                                -                  31,890                  (3,046)
  Change in net unrealized appreciation
    (depreciation) during the period                                             40                  92,817                  61,741
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (19,668)                144,741                  62,665

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                           -                 790,876                  58,250
    Contract terminations and benefits                                   (2,284,606)                (13,123)                 (2,536)
    Net transfers among investment options                                6,099,599                    (497)                327,289
    Contract maintenance charges                                               (621)                 (2,869)                   (835)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      3,814,372                 774,387                 382,168
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         3,794,704                 919,128                 444,833

Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $          3,794,704    $            919,128    $            444,833
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                               -                  72,560                   5,675
    Units redeemed                                                         (227,946)                 (1,450)                   (330)
    Units transferred                                                       606,659                   2,069                  32,610
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                            378,713                  73,179                  37,955
                                                               ====================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                             CLASS 2
                                                               --------------------------------------------------------------------
                                                                FRANKLIN LARGE CAP      TEMPLETON FOREIGN        FRANKLIN MUTUAL
                                                                GROWTH SECURITIES           SECURITIES          SHARES SECURITIES
                                                                   (GRANDMASTER            (GRANDMASTER            (GRANDMASTER
                                                                    FLEX3(TM))              FLEX3(TM))              FLEX3(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (561)   $               (432)   $               (822)
  Net realized gain (loss) on sales of investments                            6,469                     363                   3,088
  Change in net unrealized appreciation
    (depreciation) during the period                                         13,436                  46,421                  24,933
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  19,344                  46,352                  27,199

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      90,016                 108,860                 280,616
    Contract terminations and benefits                                            -                     (77)                 (2,727)
    Net transfers among investment options                                   (1,425)                266,375                 137,356
    Contract maintenance charges                                               (243)                   (204)                   (422)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         88,348                 374,954                 414,823
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           107,692                 421,306                 442,022

Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $            107,692    $            421,306    $            442,022
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                           9,219                  10,505                  24,518
    Units redeemed                                                              (23)                    (25)                   (287)
    Units transferred                                                          (131)                 23,117                  12,330
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              9,065                  33,597                  36,561
                                                               ====================================================================

                                                                                 CLASS 2
                                                               --------------------------------------------
                                                                 TEMPLETON GROWTH
                                                                    SECURITIES            VAN KAMPEN LIT
                                                                   (GRANDMASTER              COMSTOCK
                                                                    FLEX3(TM))          (GRANDMASTER(TM))
                                                                     DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                (79)   $               (658)
  Net realized gain (loss) on sales of investments                              911                   1,899
  Change in net unrealized appreciation
    (depreciation) during the period                                         51,526                  15,949
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  52,358                  17,190

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     242,068                      11
    Contract terminations and benefits                                         (143)                 (6,338)
    Net transfers among investment options                                  242,978                 132,929
    Contract maintenance charges                                               (767)                    (14)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        484,136                 126,588
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           536,494                 143,778

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $            536,494    $            143,778
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                          21,730                       1
    Units redeemed                                                              (80)                   (578)
    Units transferred                                                        21,546                  12,314
                                                               --------------------------------------------
Net increase (decrease) in units                                             43,196                  11,737
                                                               ============================================

                                                                                 CLASS 2
                                                               ------------------------------------------------
                                                                                            VAN KAMPEN
                                                                  VAN KAMPEN LIT         EMERGING MARKETS
                                                                 EMERGING GROWTH              EQUITY
                                                                (GRANDMASTER(TM))        (GRANDMASTER(TM))
                                                                     DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-
                                                               ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                (75)   $                    (74)
  Net realized gain (loss) on sales of investments                                4                          52
  Change in net unrealized appreciation
    (depreciation) during the period                                          1,946                       2,875
                                                               ------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   1,875                       2,853

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                           -                           -
    Contract terminations and benefits                                            -                        (297)
    Net transfers among investment options                                   62,809                      14,899
    Contract maintenance charges                                                  -                           -
                                                               ------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         62,809                      14,602
                                                               ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            64,684                      17,455

Net assets, beginning of year                                                     -                           -
                                                               ------------------------------------------------
NET ASSETS, END OF YEAR                                        $             64,684    $                 17,455
                                                               ================================================
UNIT TRANSACTIONS
    Units purchased                                                               -                           -
    Units redeemed                                                                -                         (23)
    Units transferred                                                         5,422                       1,236
                                                               ------------------------------------------------
Net increase (decrease) in units                                              5,422                       1,213
                                                               ================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                              CLASS 2
                                                               --------------------------------------------------------------------
                                                                    VAN KAMPEN                                      VAN KAMPEN
                                                                 EMERGING MARKETS        VAN KAMPEN U.S.         EMERGING MARKETS
                                                                       DEBT                REAL ESTATE                 DEBT
                                                                (GRANDMASTER(TM))       (GRANDMASTER(TM))        (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (2,490)   $             (1,556)   $             (2,463)
  Net realized gain (loss) on sales of investments                            9,954                   1,432                   5,940
  Change in net unrealized appreciation
    (depreciation) during the period                                         29,049                  34,163                  31,051
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  36,513                  34,039                  34,528

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                           -                       -                  43,272
    Contract terminations and benefits                                         (860)                 (4,148)                (33,342)
    Net transfers among investment options                                  313,461                 425,583                 405,600
    Contract maintenance charges                                                (28)                    (33)                    (29)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        312,573                 421,402                 415,501
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           349,086                 455,441                 450,029

Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            349,086    $            455,441    $            450,029
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                               -                       -                   3,699
    Units redeemed                                                              (73)                   (333)                 (2,798)
    Units transferred                                                        28,112                  34,810                  35,275
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             28,039                  34,477                  36,176
                                                               ====================================================================

                                                                                 CLASS 2
                                                               --------------------------------------------
                                                                 VAN KAMPEN U.S.         FRANKLIN INCOME
                                                                   REAL ESTATE              SECURITIES
                                                                 (IQ ANNUITY(TM))        (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (1,011)   $             17,377
  Net realized gain (loss) on sales of investments                            7,019                   2,923
  Change in net unrealized appreciation
    (depreciation) during the period                                         15,479                 108,500
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  21,487                 128,800

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      52,068                  98,651
    Contract terminations and benefits                                      (30,227)                (20,418)
    Net transfers among investment options                                  128,786                 618,734
    Contract maintenance charges                                                (11)                 (1,777)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        150,616                 695,190
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           172,103                 823,990

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $            172,103    $            823,990
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           4,251                   8,950
    Units redeemed                                                           (2,377)                 (1,901)
    Units transferred                                                        11,174                  58,451
                                                               --------------------------------------------
Net increase (decrease) in units                                             13,048                  65,500
                                                               ============================================

                                                                                 CLASS 2
                                                               --------------------------------------------
                                                                FRANKLIN GROWTH &       FRANKLIN LARGE CAP
                                                                INCOME SECURITIES       GROWTH SECURITIES
                                                                 (IQ ANNUITY(TM))        (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             26,120    $               (299)
  Net realized gain (loss) on sales of investments                          (23,236)                   (169)
  Change in net unrealized appreciation
    (depreciation) during the period                                        286,503                   9,015
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 289,387                   8,547

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     118,382                  24,184
    Contract terminations and benefits                                     (233,810)                 (4,584)
    Net transfers among investment options                                1,574,492                  93,413
    Contract maintenance charges                                               (857)                     (9)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      1,458,207                 113,004
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         1,747,594                 121,551

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $          1,747,594    $            121,551
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                          11,808                   2,296
    Units redeemed                                                          (22,692)                   (423)
    Units transferred                                                       159,869                   8,350
                                                               --------------------------------------------
Net increase (decrease) in units                                            148,985                  10,223
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                              CLASS 2
                                                               --------------------------------------------------------------------
                                                                TEMPLETON FOREIGN        FRANKLIN MUTUAL         TEMPLETON GROWTH
                                                                    SECURITIES          SHARES SECURITIES           SECURITIES
                                                                 (IQ ANNUITY(TM))        (IQ ANNUITY(TM))        (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (3,048)   $             (4,081)   $                (26)
  Net realized gain (loss) on sales of investments                          248,595                   7,760                   2,063
  Change in net unrealized appreciation
    (depreciation) during the period                                         18,231                 202,999                  16,662
                                                               --------------------------------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                                                 263,778                 206,678                  18,699

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      42,237                 199,540                  38,143
    Contract terminations and benefits                                       (3,002)                (75,520)                 (9,492)
    Net transfers among investment options                                    7,649                 997,281                  62,096
    Contract maintenance charges                                               (326)                 (1,117)                    (25)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         46,558               1,120,184                  90,722
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           310,336               1,326,862                 109,421

Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            310,336    $          1,326,862    $            109,421
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                           3,776                  18,556                   3,511
    Units redeemed                                                             (284)                 (7,110)                   (847)
    Units transferred                                                        21,236                  98,212                   6,139
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             24,728                 109,658                   8,803
                                                               ====================================================================

                                                                                 CLASS 2
                                                               --------------------------------------------
                                                                  VAN KAMPEN LIT          VAN KAMPEN LIT
                                                                     COMSTOCK            EMERGING GROWTH
                                                                 (IQ ANNUITY(TM))        (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (630)   $                (37)
  Net realized gain (loss) on sales of investments                            2,549                     246
  Change in net unrealized appreciation
    (depreciation) during the period                                         13,598                     371
                                                               --------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                                                  15,517                     580

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      61,108                       -
    Contract terminations and benefits                                       (7,485)                      -
    Net transfers among investment options                                   86,256                   5,011
    Contract maintenance charges                                                 (9)                     (1)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        139,870                   5,010
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           155,387                   5,590

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $            155,387    $              5,590
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           5,639                       -
    Units redeemed                                                             (693)                      -
    Units transferred                                                         7,749                     469
                                                               --------------------------------------------
Net increase (decrease) in units                                             12,695                     469
                                                               ============================================

                                                                                 CLASS 2
                                                               --------------------------------------------
                                                                  VAN KAMPEN UIF
                                                                 EMERGING MARKETS         VAN KAMPEN LIT
                                                                      EQUITY                 COMSTOCK
                                                                 (IQ ANNUITY(TM))       (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (507)   $               (763)
  Net realized gain (loss) on sales of investments                           (7,091)                    302
  Change in net unrealized appreciation
    (depreciation) during the period                                          2,484                  25,194
                                                               --------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                                                  (5,114)                 24,733

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      10,764                  70,466
    Contract terminations and benefits                                     (495,451)                   (187)
    Net transfers among investment options                                  549,522                 188,183
    Contract maintenance charges                                                (14)                   (848)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         64,821                 257,614
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            59,707                 282,347

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $             59,707    $            282,347
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                             813                   6,161
    Units redeemed                                                          (39,966)                    (89)
    Units transferred                                                        43,308                  16,883
                                                               --------------------------------------------
Net increase (decrease) in units                                              4,155                  22,955
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                              CLASS 2
                                                               --------------------------------------------------------------------
                                                                                          VAN KAMPEN UIF
                                                                  VAN KAMPEN LIT         EMERGING MARKETS        FRANKLIN INCOME
                                                                 EMERGING GROWTH              EQUITY                SECURITIES
                                                                (ANNUICHOICE(TM))       (ANNUICHOICE(TM))       (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (100)   $               (188)   $             84,508
  Net realized gain (loss) on sales of investments                               57                      56                  52,660
  Change in net unrealized appreciation
    (depreciation) during the period                                            811                   9,854                 411,173
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                     768                   9,722                 548,341

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      20,174                  27,609                 148,113
    Contract terminations and benefits                                         (446)                   (166)               (170,187)
    Net transfers among investment options                                   30,321                  31,999               2,029,184
    Contract maintenance charges                                                (88)                    (83)                (16,177)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         49,961                  59,359               1,990,933
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            50,729                  69,081               2,539,274

Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $             50,729    $             69,081    $          2,539,274
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                           1,707                   2,304                  13,154
    Units redeemed                                                              (45)                    (18)                (17,037)
    Units transferred                                                         2,576                   2,498                 204,934
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              4,238                   4,784                 201,051
                                                               ====================================================================

                                                                                 CLASS 2
                                                               --------------------------------------------
                                                                FRANKLIN GROWTH &       FRANKLIN LARGE CAP
                                                                INCOME SECURITIES       GROWTH SECURITIES
                                                                (ANNUICHOICE(TM))       (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             15,665    $               (337)
  Net realized gain (loss) on sales of investments                            4,301                   3,883
  Change in net unrealized appreciation
    (depreciation) during the period                                        207,708                  16,162
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 227,674                  19,708

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     130,158                  20,429
    Contract terminations and benefits                                      (27,623)                 (2,293)
    Net transfers among investment options                                1,160,338                 281,395
    Contract maintenance charges                                             (6,726)                   (835)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      1,256,147                 298,696
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         1,483,821                 318,404

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $          1,483,821    $            318,404
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                          11,655                   1,823
    Units redeemed                                                           (3,392)                   (270)
    Units transferred                                                       117,698                  25,114
                                                               --------------------------------------------
Net increase (decrease) in units                                            125,961                  26,667
                                                               ============================================

                                                                                  CLASS 2
                                                               --------------------------------------------

                                                                TEMPLETON FOREIGN        FRANKLIN MUTUAL
                                                                    SECURITIES          SHARES SECURITIES
                                                                (ANNUICHOICE(TM))       (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (675)   $               (230)
  Net realized gain (loss) on sales of investments                           28,598                   3,507
  Change in net unrealized appreciation
    (depreciation) during the period                                         24,160                 168,737
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  52,083                 172,014

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      46,269                 129,706
    Contract terminations and benefits                                       (1,925)                (70,496)
    Net transfers among investment options                                  195,210                 849,803
    Contract maintenance charges                                               (598)                 (5,597)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        238,956                 903,416
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           291,039               1,075,430

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $            291,039    $          1,075,430
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           4,101                  12,303
    Units redeemed                                                             (207)                 (7,046)
    Units transferred                                                        19,186                  83,183
                                                               --------------------------------------------
Net increase (decrease) in units                                             23,080                  88,440
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                             CLASS 2
                                                               --------------------------------------------------------------------
                                                                 TEMPLETON GROWTH         VAN KAMPEN LIT        FRANKLIN GROWTH &
                                                                    SECURITIES               COMSTOCK           INCOME SECURITIES
                                                                (ANNUICHOICE(TM))       (PINNACLEPLUS(TM))      (PINNACLEPLUS(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                   -JANUARY 6*-             -JULY 15*-              -JULY 15*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (220)   $                (45)   $               (119)
  Net realized gain (loss) on sales of investments                              262                      24                      29
  Change in net unrealized appreciation
    (depreciation) during the period                                          8,593                   1,826                   3,268
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   8,635                   1,805                   3,178

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       8,445                  35,630                  11,108
    Contract terminations and benefits                                       (1,439)                   (284)                      -
    Net transfers among investment options                                   72,452                   4,262                  19,658
    Contract maintenance charges                                               (138)                    (13)                     (7)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         79,320                  39,595                  30,759
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            87,955                  41,400                  33,937

Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $             87,955    $             41,400    $             33,937
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                             704                   3,293                   1,120
    Units redeemed                                                             (136)                    (27)                     (1)
    Units transferred                                                         6,474                     401                   1,871
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              7,042                   3,667                   2,990
                                                               ====================================================================

                                                                                 CLASS 2
                                                               --------------------------------------------
                                                                 FRANKLIN INCOME        FRANKLIN LARGE CAP
                                                                    SECURITIES          GROWTH SECURITIES
                                                                (PINNACLEPLUS(TM))      (PINNACLEPLUS(TM))
                                                                     DIVISION                DIVISION
                                                                    -JULY 15*-              -JULY 15*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (766)   $               (149)
  Net realized gain (loss) on sales of investments                               31                      15
  Change in net unrealized appreciation
    (depreciation) during the period                                         16,232                   2,776
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  15,497                   2,642

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     194,042                  44,690
    Contract terminations and benefits                                            -                       -
    Net transfers among investment options                                    8,863                  20,701
    Contract maintenance charges                                                (96)                    (25)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        202,809                  65,366
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           218,306                  68,008

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $            218,306    $             68,008
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                          18,689                   4,302
    Units redeemed                                                               (9)                     (3)
    Units transferred                                                           829                   1,946
                                                               --------------------------------------------
Net increase (decrease) in units                                             19,509                   6,245
                                                               ============================================

                                                                                 CLASS 2
                                                               --------------------------------------------
                                                                 FRANKLIN MUTUAL        TEMPLETON FOREIGN
                                                                SHARES SECURITIES           SECURITIES
                                                                (PINNACLEPLUS(TM))      (PINNACLEPLUS(TM))
                                                                     DIVISION                DIVISION
                                                                    -JULY 15*-              -JULY 15*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (173)   $                (87)
  Net realized gain (loss) on sales of investments                                6                       5
  Change in net unrealized appreciation
    (depreciation) during the period                                          4,067                   2,207
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   3,900                   2,125

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      49,545                  17,047
    Contract terminations and benefits                                            -                       -
    Net transfers among investment options                                    6,600                  17,205
    Contract maintenance charges                                                 (2)                    (27)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         56,143                  34,225
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            60,043                  36,350

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $             60,043    $             36,350
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           4,761                   1,605
    Units redeemed                                                                -                      (2)
    Units transferred                                                           624                   1,488
                                                               --------------------------------------------
Net increase (decrease) in units                                              5,385                   3,091
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                             CLASS 2B
                                                               --------------------------------------------------------------------
                                                                  VAN KAMPEN UIF          VAN KAMPEN UIF
                                                                 EMERGING MARKETS        EMERGING MARKETS       VAN KAMPEN UIF U.S.
                                                                       DEBT                   EQUITY               REAL ESTATE
                                                                (PINNACLEPLUS(TM))      (PINNACLEPLUS(TM))      (PINNACLEPLUS(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                    -JULY 15*-              -JULY 15*-              -JULY 15*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                (24)   $               (309)   $                (92)
  Net realized gain (loss) on sales of investments                                2                      33                       6
  Change in net unrealized appreciation
    (depreciation) during the period                                            383                  10,280                   1,711
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                     361                  10,004                   1,625

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       7,412                  57,184                  25,851
    Contract terminations and benefits                                            -                       -                    (283)
    Net transfers among investment options                                       (4)                     80                   1,728
    Contract maintenance charges                                                 (2)                     (9)                     (6)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                          7,406                  57,255                  27,290
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                             7,767                  67,259                  28,915

Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $              7,767    $             67,259    $             28,915
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                             710                   5,333                   2,385
    Units redeemed                                                                -                      (1)                    (25)
    Units transferred                                                             -                       6                     150
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                                710                   5,338                   2,510
                                                               ====================================================================

                                                                                  CLASS B
                                                               --------------------------------------------
                                                               SCUDDER EAFE EQUITY     SCUDDER EAFE EQUITY
                                                                      INDEX                   INDEX
                                                               (GRANDMASTER FLEX3(TM))      (IQ3(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $              1,317    $              4,231
  Net realized gain (loss) on sales of investments                              (14)                108,143
  Change in net unrealized appreciation
    (depreciation) during the period                                         16,554                  28,021
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  17,857                 140,395

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      63,488                 119,364
    Contract terminations and benefits                                            -                 (11,600)
    Net transfers among investment options                                  226,502                (133,860)
    Contract maintenance charges                                               (601)                   (113)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        289,389                 (26,209)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           307,246                 114,186

Net assets, beginning of year                                                 1,045                 174,933
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $            308,291    $            289,119
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           6,887                  13,082
    Units redeemed                                                              (61)                 (1,400)
    Units transferred                                                        23,897                  (5,822)
                                                               --------------------------------------------
Net increase (decrease) in units                                             30,723                   5,860
                                                               ============================================

                                                                                  CLASS B
                                                               --------------------------------------------
                                                                SCUDDER EQUITY 500      SCUDDER EQUITY 500
                                                                      INDEX                   INDEX
                                                               (GRANDMASTER FLEX3(TM))      (IQ3(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (5,281)   $             (5,476)
  Net realized gain (loss) on sales of investments                           29,822                 127,739
  Change in net unrealized appreciation
    (depreciation) during the period                                        111,885                  41,243
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 136,426                 163,506

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     391,088                 128,414
    Contract terminations and benefits                                      (17,130)                (15,006)
    Net transfers among investment options                                  523,177                 509,757
    Contract maintenance charges                                             (2,018)                   (422)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        895,117                 622,743
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         1,031,543                 786,249

Net assets, beginning of year                                                55,122                 208,333
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $          1,086,665    $            994,582
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                          43,386                  14,329
    Units redeemed                                                           (2,098)                 (1,662)
    Units transferred                                                        59,234                  56,925
                                                               --------------------------------------------
Net increase (decrease) in units                                            100,522                  69,592
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                              CLASS B
                                                               --------------------------------------------------------------------
                                                                SCUDDER SMALL CAP       SCUDDER SMALL CAP        SCUDDER VIT EAFE
                                                                      INDEX                   INDEX                EQUITY INDEX
                                                               (GRANDMASTER FLEX3(TM))      (IQ3(TM))           (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (2,590)   $             (2,127)   $                308
  Net realized gain (loss) on sales of investments                           12,714                  12,549                   4,100
  Change in net unrealized appreciation                                           -                       -
    (depreciation) during the period                                         63,875                 103,384                   8,347
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  73,999                 113,806                  12,755

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      39,896                 128,046                  23,142
    Contract terminations and benefits                                       (5,235)                (13,042)                   (382)
    Net transfers among investment options                                  375,835                 134,162                  23,820
    Contract maintenance charges                                             (2,143)                   (152)                    (72)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        408,353                 249,014                  46,508
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           482,352                 362,820                  59,263

Net assets, beginning of year                                                16,818                 128,594                  15,198
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $            499,170    $            491,414    $             74,461
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                           4,149                  12,941                   2,550
    Units redeemed                                                             (776)                 (1,446)                    (52)
    Units transferred                                                        40,045                  16,444                   2,729
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             43,418                  27,939                   5,227
                                                               ====================================================================

                                                                                  CLASS B
                                                               --------------------------------------------
                                                                SCUDDER VIT EQUITY      SCUDDER VIT SMALL
                                                                    500 INDEX               CAP INDEX
                                                                (ANNUICHOICE(TM))       (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (1,990)   $             (1,824)
  Net realized gain (loss) on sales of investments                           53,648                     437
  Change in net unrealized appreciation
    (depreciation) during the period                                         40,842                  57,330
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  92,500                  55,943

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      47,835                  34,214
    Contract terminations and benefits                                      (30,062)                 (1,691)
    Net transfers among investment options                                  343,397                 989,083
    Contract maintenance charges                                             (4,582)                 (2,068)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        356,588               1,019,538
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           449,088               1,075,481

Net assets, beginning of year                                                91,182                   2,248
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $            540,270    $          1,077,729
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           5,098                   3,468
    Units redeemed                                                           (4,014)                   (365)
    Units transferred                                                        38,886                  93,436
                                                               --------------------------------------------
Net increase (decrease) in units                                             39,970                  96,539
                                                               ============================================

                                                                                 CLASS B
                                                               --------------------------------------------
                                                                 SCUDDER VIT EAFE       SCUDDER VIT EQUITY
                                                                   EQUITY INDEX             500 INDEX
                                                                (PINNACLEPLUS(TM))      (PINNACLEPLUS(TM))
                                                                     DIVISION                DIVISION
                                                                    -JULY 15*-              -JULY 15*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                (48)   $               (180)
  Net realized gain (loss) on sales of investments                               48                     534
  Change in net unrealized appreciation
    (depreciation) during the period                                          1,524                   3,748
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   1,524                   4,102

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      12,346                  77,236
    Contract terminations and benefits                                         (286)                   (568)
    Net transfers among investment options                                    6,255                  (6,975)
    Contract maintenance charges                                                 (6)                    (36)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         18,309                  69,657
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            19,833                  73,759

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $             19,833    $             73,759
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                           1,152                   7,369
    Units redeemed                                                              (25)                    (55)
    Units transferred                                                           541                    (639)
                                                               --------------------------------------------
Net increase (decrease) in units                                              1,668                   6,675
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                       CLASS B                 SERIES TRUST 2
                                                               -----------------------    -----------------------
                                                                   SCUDDER VIT SMALL
                                                                       CAP INDEX                  JPM BOND
                                                                  (PINNACLEPLUS(TM))         (PINNACLEPLUS(TM))
                                                                        DIVISION                 DIVISION
                                                                        -JULY 15*-               -JULY 15*-
                                                               -----------------------    -----------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                   (31)   $                   (17)
  Net realized gain (loss) on sales of investments                                  11                         15
  Change in net unrealized appreciation
    (depreciation) during the period                                             1,433                          6
                                                               -----------------------    -----------------------
Net increase (decrease) in net assets
  resulting from operations                                                      1,413                          4

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                         36,609                     16,458
    Contract terminations and benefits                                            (286)                      (733)
    Net transfers among investment options                                       1,842                      4,767
    Contract maintenance charges                                                   (20)                         -
                                                               -----------------------    -----------------------
Net increase (decrease) in net assets
  from contract related transactions                                            38,145                     20,492
                                                               -----------------------    -----------------------
INCREASE (DECREASE) IN NET ASSETS                                               39,558                     20,496

Net assets, beginning of year                                                        -                          -
                                                               -----------------------    -----------------------
NET ASSETS, END OF YEAR                                        $                39,558    $                20,496
                                                               ======================-    =======================
UNIT TRANSACTIONS
    Units purchased                                                              3,288                      1,652
    Units redeemed                                                                 (27)                       (74)
    Units transferred                                                              161                        484
                                                               -----------------------    -----------------------
Net increase (decrease) in units                                                 3,422                      2,062
                                                               ======================-    =======================

                                                                                 SERIES TRUST 2
                                                               --------------------------------------------------
                                                                  JPM INTERNATIONAL
                                                                        EQUITY              JPM MID CAP VALUE
                                                                  (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))
                                                                       DIVISION                 DIVISION
                                                                       -JULY 15*-               -JULY 15*-
                                                               --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                    (1)   $                  (597)
  Net realized gain (loss) on sales of investments                                   -                         28
  Change in net unrealized appreciation
    (depreciation) during the period                                                67                     10,809
                                                               --------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                         66                     10,240

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                          1,335                     90,978
    Contract terminations and benefits                                               -                          -
    Net transfers among investment options                                           4                      8,026
    Contract maintenance charges                                                    (1)                        (4)
                                                               --------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                             1,338                     99,000
                                                               --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                                1,404                    109,240

Net assets, beginning of year                                                        -                          -
                                                               --------------------------------------------------
NET ASSETS, END OF YEAR                                        $                 1,404    $               109,240
                                                               ==================================================
UNIT TRANSACTIONS
    Units purchased                                                                118                      9,046
    Units redeemed                                                                   -                          -
    Units transferred                                                                -                        725
                                                               --------------------------------------------------
Net increase (decrease) in units                                                   118                      9,771
                                                               ==================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

             Separate Account I of Integrity Life Insurance Company

                       Statement of Changes in Net Assets

                         Periods Ended December 31, 2002

                                                                                         BARON SMALL CAP         BARON SMALL CAP
                                                                                        (ANNUICHOICE(TM))        (IQ ANNUITY(TM))
                                                                      TOTAL                  DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $          4,445,953    $            (11,351)   $             (9,273)
  Net realized gain (loss) on sales of investments                      (53,473,577)                (20,980)                (73,134)
  Change in net unrealized appreciation
    (depreciation) during the period                                    (22,785,089)               (105,317)                (29,148)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                             (71,812,713)               (137,648)               (111,555)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                  71,750,499                 291,837                 379,357
    Contract terminations and benefits                                 (119,286,453)                (91,713)                (50,783)
    Net transfers among investment options                               20,927,990                 531,444                 742,965
    Contract maintenance charges                                           (187,947)                   (161)                   (167)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                    (26,795,911)                731,407               1,071,372
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                       (98,608,624)                593,759                 959,817

Net assets, beginning of year                                           518,184,357                 345,257                 143,279
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $        419,575,733    $            939,016    $          1,103,096
                                                               ====================================================================
UNIT TRANSACTIONS
    Units purchased                                                                                  30,131                  39,364
    Units redeemed                                                                                  (10,152)                 (5,625)
    Units transferred                                                                                55,186                  80,833
                                                                                       --------------------------------------------
Net increase (decrease) in units                                                                     75,165                 114,572
                                                                                       ============================================

                                                                                            GABELLI LARGE
                                                                   BARON SMALL CAP            CAP VALUE
                                                               (GRANDMASTER FLEX3(TM))    (ANNUICHOICE(TM))
                                                                      -MAY 21*-               DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                 (459)    $         (19,599)
  Net realized gain (loss) on sales of investments                                (48)             (382,520)
  Change in net unrealized appreciation
    (depreciation) during the period                                           (2,876)             (151,364)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                     (3,383)            (553,483)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                         37,523              170,070
    Contract terminations and benefits                                             (13)             (90,121)
    Net transfers among investment options                                      59,899              220,280
    Contract maintenance charges                                                     -                 (338)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                            97,409              299,891
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                               94,026             (253,592)

Net assets, beginning of year                                                        -            1,197,578
                                                               --------------------------------------------
NET ASSETS, END OF YEAR                                        $                94,026    $         943,986
                                                               ============================================
UNIT TRANSACTIONS
    Units purchased                                                              4,321               29,861
    Units redeemed                                                                  (2)             (20,735)
    Units transferred                                                            7,449               13,193
                                                               --------------------------------------------
Net increase (decrease) in units                                                11,768               22,319
                                                               ============================================

                                                                   GABELLI LARGE            GABELLI LARGE
                                                                     CAP VALUE               CAP VALUE
                                                                 (IQ ANNUITY(TM))      (GRANDMASTER FLEX3(TM))
                                                                     DIVISION                -MAY 21*-
                                                               -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (8,672)   $                  (266)
  Net realized gain (loss) on sales of investments                          (56,846)                      (427)
  Change in net unrealized appreciation
    (depreciation) during the period                                       (182,635)                       410
                                                               -----------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                (248,153)                      (283)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     317,203                     23,153
    Contract terminations and benefits                                      (70,764)                    (2,401)
    Net transfers among investment options                                  407,967                     59,682
    Contract maintenance charges                                               (188)                         -
                                                               -----------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        654,218                     80,434
                                                               -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           406,065                     80,151

Net assets, beginning of year                                               299,502                          -
                                                               -----------------------------------------------

NET ASSETS, END OF YEAR                                        $            705,567    $                80,151
                                                               ===============================================
UNIT TRANSACTIONS
    Units purchased                                                          46,958                      2,941
    Units redeemed                                                          (12,560)                      (350)
    Units transferred                                                        56,495                      7,983
                                                               -----------------------------------------------
Net increase (decrease) in units                                             90,893                     10,574
                                                               ===============================================


SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                                                  HARRIS BRETALL
                                                                 HARRIS BRETALL           HARRIS BRETALL          EQUITY GROWTH
                                                                  EQUITY GROWTH            EQUITY GROWTH     (GRANDMASTER FLEX3(TM))
                                                                (ANNUICHOICE(TM))          (IQ ANNUITY)             DIVISION
                                                                    DIVISION                 DIVISION               -MAY 21*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (8,410)   $             (1,717)   $                (75)
  Net realized gain (loss) on sales of investments                         (114,100)                (15,245)                     (9)
  Change in net unrealized appreciation
    (depreciation) during the period                                        (77,928)                (22,258)                 (1,029)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                (200,438)                (39,220)                 (1,113)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      13,558                  48,555                  10,088
    Contract terminations and benefits                                      (89,140)                 (8,117)                     (5)
    Net transfers among investment options                                  165,875                  95,235                   9,796
    Contract maintenance charges                                               (179)                    (39)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         90,114                 135,634                  19,879
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (110,324)                 96,414                  18,766

Net assets, beginning of year                                               393,530                  43,456                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            283,206    $            139,870    $             18,766
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                           2,151                   6,621                   1,225
    Units redeemed                                                          (15,036)                 (1,351)                      -
    Units transferred                                                        15,077                  14,181                   1,241
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              2,192                  19,451                   2,466
                                                               ====================================================================

                                                                                                                   THIRD AVENUE
                                                                   THIRD AVENUE            THIRD AVENUE          VALUE(GRANDMASTER
                                                                       VALUE                   VALUE                FLEX3(TM))
                                                                 (ANNUICHOICE(TM))       (IQ ANNUITY(TM))            DIVISION
                                                                     DIVISION                DIVISION                -MAY 21*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $              2,209    $             16,187    $                (89)
  Net realized gain (loss) on sales of investments                         (109,099)               (198,880)                    (38)
  Change in net unrealized appreciation
    (depreciation) during the period                                       (529,238)               (581,447)                  4,237
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                (636,128)               (764,140)                  4,110

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     740,426               1,195,921                  50,952
    Contract terminations and benefits                                     (216,651)               (463,980)                    (21)
    Net transfers among investment options                                1,411,260               2,339,236                 128,593
    Contract maintenance charges                                             (1,048)                   (810)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      1,933,987               3,070,367                 179,524
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         1,297,859               2,306,227                 183,634

Net assets, beginning of year                                             2,009,961               1,356,443                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $          3,307,820    $          3,662,670    $            183,634
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                          74,615                 129,310                   6,613
    Units redeemed                                                          (23,672)                (53,777)                     (3)
    Units transferred                                                       137,230                 242,870                  17,489
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                            188,173                 318,403                  24,099
                                                               ====================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

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
                                                                                                                    TOUCHSTONE
                                                                   TOUCHSTONE               TOUCHSTONE               BALANCED
                                                                    BALANCED                 BALANCED        (GRANDMASTER FLEX3(TM))
                                                                (IQ ANNUITY(TM))         (ANNUICHOICE(TM))           DIVISION
                                                                    DIVISION                 DIVISION                -MAY 21*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $              6,137    $             10,901    $                685
  Net realized gain (loss) on sales of investments                          (31,626)                (32,417)                  1,105
  Change in net unrealized appreciation
    (depreciation) during the period                                          2,962                 (38,642)                   (188)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (22,527)                (60,158)                  1,602

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     280,892                 345,146                  19,005
    Contract terminations and benefits                                      (90,506)                (16,900)                     (5)
    Net transfers among investment options                                  352,251                 275,022                  29,629
    Contract maintenance charges                                               (151)                   (161)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        542,486                 603,107                  48,629
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           519,959                 542,949                  50,231

Net assets, beginning of year                                                63,318                 462,212                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            583,277    $          1,005,161    $             50,231
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                          30,713                  37,290                   2,167
    Units redeemed                                                           (9,532)                 (1,808)                      -
    Units transferred                                                        36,619                  29,226                   3,359
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             57,800                  64,708                   5,526
                                                               ====================================================================

                                                                                                                  TOUCHSTONE BOND
                                                                  TOUCHSTONE BOND         TOUCHSTONE BOND    (GRANDMASTER FLEX3(TM))
                                                                 (IQ ANNUITY(TM))        (ANNUICHOICE(TM))           DIVISION
                                                                     DIVISION                DIVISION                -MAY 21*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            116,133    $            201,924    $             15,959
  Net realized gain (loss) on sales of investments                           22,466                   3,316                      (3)
  Change in net unrealized appreciation
    (depreciation) during the period                                        (90,946)                (77,831)                (13,812)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  47,653                 127,409                   2,144

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     715,494                 490,029                 132,605
    Contract terminations and benefits                                     (171,043)                (93,991)                 (4,763)
    Net transfers among investment options                                  794,241                 862,899                  59,191
    Contract maintenance charges                                               (131)                   (236)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      1,338,561               1,258,701                 187,033
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         1,386,214               1,386,110                 189,177

Net assets, beginning of year                                                83,508               1,330,471                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $          1,469,722    $          2,716,581    $            189,177
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                          69,051                  45,959                  12,805
    Units redeemed                                                          (16,416)                 (8,797)                   (472)
    Units transferred                                                        74,403                  79,522                   5,701
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                            127,038                 116,684                  18,034
                                                               ====================================================================

                                                                    TOUCHSTONE
                                                                  EMERGING GROWTH
                                                                 (IQ ANNUITY(TM))
                                                                     DIVISION
                                                               --------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $              3,658
  Net realized gain (loss) on sales of investments                          (26,334)
  Change in net unrealized appreciation
    (depreciation) during the period                                        (13,111)
                                                               --------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (35,787)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      49,394
    Contract terminations and benefits                                       (7,012)
    Net transfers among investment options                                  113,519
    Contract maintenance charges                                                (34)
                                                               --------------------
Net increase (decrease) in net assets
  from contract related transactions                                        155,867
                                                               --------------------
INCREASE (DECREASE) IN NET ASSETS                                           120,080

Net assets, beginning of year                                                30,098
                                                               --------------------

NET ASSETS, END OF YEAR                                        $            150,178
                                                               ====================

UNIT TRANSACTIONS
    Units purchased                                                           5,600
    Units redeemed                                                             (921)
    Units transferred                                                        11,769
                                                               --------------------
Net increase (decrease) in units                                             16,448
                                                               ====================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                       179
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
                                                                                            TOUCHSTONE
                                                                    TOUCHSTONE            EMERGING GROWTH           TOUCHSTONE
                                                                  EMERGING GROWTH     (GRANDMASTER FLEX3(TM))       ENHANCED 30
                                                                 (ANNUICHOICE(TM))           DIVISION            (IQ ANNUITY(TM))
                                                                     DIVISION                -MAY 21*-               DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             44,500    $              9,630    $                 86
  Net realized gain (loss) on sales of investments                          (17,404)                   (845)                   (393)
  Change in net unrealized appreciation
    (depreciation) during the period                                       (155,133)                (14,078)                 (1,485)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                (128,037)                 (5,293)                 (1,792)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     779,429                  16,513                  10,635
    Contract terminations and benefits                                      (16,184)                 (4,734)                   (183)
    Net transfers among investment options                                  383,404                 234,220                   5,492
    Contract maintenance charges                                               (164)                      -                     (18)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      1,146,485                 245,999                  15,926
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         1,018,448                 240,706                  14,134

Net assets, beginning of year                                               150,494                       -                   2,282
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $          1,168,942    $            240,706    $             16,416
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                          94,446                   1,725                   1,330
    Units redeemed                                                           (2,150)                   (645)                    (31)
    Units transferred                                                        48,304                  30,426                     717
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                            140,600                  31,506                   2,016
                                                               ====================================================================

                                                                                            TOUCHSTONE
                                                                    TOUCHSTONE              ENHANCED 30          TOUCHSTONE LARGE
                                                                    ENHANCED 30       (GRANDMASTER FLEX3(TM))       CAP GROWTH
                                                                 (ANNUICHOICE(TM))           DIVISION            (IQ ANNUITY(TM))
                                                                     DIVISION                -MAY 21*-               DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (163)   $                545    $               (126)
  Net realized gain (loss) on sales of investments                             (954)                   (412)                    (29)
  Change in net unrealized appreciation
    (depreciation) during the period                                        (20,632)                 (3,229)                 (4,095)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (21,749)                 (3,096)                 (4,250)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      28,988                  25,000                  10,000
    Contract terminations and benefits                                       (1,707)                 (4,974)                      -
    Net transfers among investment options                                   35,100                  47,424                   1,596
    Contract maintenance charges                                                (48)                      -                      (8)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         62,333                  67,450                  11,588
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            40,584                  64,354                   7,338

Net assets, beginning of year                                                43,477                       -                   1,623
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $             84,061    $             64,354    $              8,961
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                           3,253                   2,966                   1,081
    Units redeemed                                                             (271)                   (659)                     (1)
    Units transferred                                                         4,102                   6,029                     188
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              7,084                   8,336                   1,268
                                                               ====================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

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
                                                                                         TOUCHSTONE LARGE
                                                                 TOUCHSTONE LARGE           CAP GROWTH           TOUCHSTONE GROWTH
                                                                    CAP GROWTH        (GRANDMASTER FLEX3(TM))        & INCOME
                                                                 (ANNUICHOICE(TM))           DIVISION            (IQ ANNUITY(TM))
                                                                     DIVISION                -MAY 21*-               DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (698)   $                (58)   $              6,796
  Net realized gain (loss) on sales of investments                             (381)                    (25)                 (3,801)
  Change in net unrealized appreciation
    (depreciation) during the period                                        (11,356)                   (953)                 (9,089)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (12,435)                 (1,036)                 (6,094)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       3,510                   4,653                  10,964
    Contract terminations and benefits                                            -                    (478)                (13,279)
    Net transfers among investment options                                  136,585                  17,085                  87,949
    Contract maintenance charges                                                (17)                      -                     (29)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        140,078                  21,260                  85,605
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           127,643                  20,224                  79,511

Net assets, beginning of year                                                 9,738                       -                  13,472
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            137,381    $             20,224    $             92,983
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                             429                     589                   1,424
    Units redeemed                                                                -                     (64)                 (1,533)
    Units transferred                                                        20,441                   2,197                  10,232
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             20,870                   2,722                  10,123
                                                               ====================================================================

                                                                                         TOUCHSTONE GROWTH
                                                                 TOUCHSTONE GROWTH           & INCOME               TOUCHSTONE
                                                                     & INCOME         (GRANDMASTER FLEX3(TM))      GROWTH/VALUE
                                                                 (ANNUICHOICE(TM))           DIVISION            (IQ ANNUITY(TM))
                                                                     DIVISION                -MAY 21*-               DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             20,985    $              1,018    $             (3,094)
  Net realized gain (loss) on sales of investments                          (11,391)                     (5)                (59,898)
  Change in net unrealized appreciation
    (depreciation) during the period                                        (21,930)                 (1,120)                (47,188)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (12,336)                   (107)               (110,180)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      12,986                   7,933                  66,355
    Contract terminations and benefits                                         (965)                     (5)                (10,819)
    Net transfers among investment options                                  240,799                   6,011                 205,373
    Contract maintenance charges                                                (53)                      -                     (60)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        252,767                  13,939                 260,849
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           240,431                  13,832                 150,669

Net assets, beginning of year                                                37,136                       -                  91,077
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            277,567    $             13,832    $            241,746
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                           1,367                     990                   9,945
    Units redeemed                                                             (134)                      -                  (2,004)
    Units transferred                                                        30,060                     739                  27,893
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             31,293                   1,729                  35,834
                                                               ====================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

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
                                                                                            TOUCHSTONE
                                                                   TOUCHSTONE              GROWTH/VALUE           TOUCHSTONE HIGH
                                                                  GROWTH/VALUE        (GRANDMASTER FLEX3(TM))          YIELD
                                                                (ANNUICHOICE(TM))            DIVISION            (IQ ANNUITY(TM))
                                                                    DIVISION                 -MAY 21*-               DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (5,933)   $               (222)   $             70,542
  Net realized gain (loss) on sales of investments                          (13,844)                     16                 (34,344)
  Change in net unrealized appreciation
    (depreciation) during the period                                       (143,363)                 (1,454)                  3,424
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                (163,140)                 (1,660)                 39,622

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     189,001                  10,812                 275,943
    Contract terminations and benefits                                       (7,635)                   (321)                (83,939)
    Net transfers among investment options                                  324,932                  55,329                 816,003
    Contract maintenance charges                                               (129)                      -                     (88)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        506,169                  65,820               1,007,919
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           343,029                  64,160               1,047,541

Net assets, beginning of year                                               262,415                       -                  24,447
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            605,444    $             64,160    $          1,071,988
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                          26,687                   1,379                  27,595
    Units redeemed                                                           (1,388)                    (46)                 (8,873)
    Units transferred                                                        53,298                   7,165                  85,169
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             78,597                   8,498                 103,891
                                                               ====================================================================

                                                                                          TOUCHSTONE HIGH           TOUCHSTONE
                                                                  TOUCHSTONE HIGH              YIELD               INTERNATIONAL
                                                                       YIELD          (GRANDMASTER FLEX3(TM))         EQUITY
                                                                 (ANNUICHOICE(TM))           DIVISION            (IQ ANNUITY(TM))
                                                                     DIVISION                -MAY 21*-               DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             98,592    $             19,788    $             (1,570)
  Net realized gain (loss) on sales of investments                           (4,999)                  2,458                 180,236
  Change in net unrealized appreciation
    (depreciation) during the period                                        (26,122)                (11,609)                     32
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  67,471                  10,637                 178,698

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     181,526                 183,736                     722
    Contract terminations and benefits                                      (15,617)                (36,434)                   (510)
    Net transfers among investment options                                1,224,868                 124,310                (168,626)
    Contract maintenance charges                                                (48)                      -                       -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      1,390,729                 271,612                (168,414)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         1,458,200                 282,249                  10,284

Net assets, beginning of year                                                55,848                       -                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $          1,514,048    $            282,249    $             10,284
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                          18,065                  19,618                      94
    Units redeemed                                                           (1,592)                 (3,768)                    (67)
    Units transferred                                                       125,549                  12,863                   1,438
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                            142,022                  28,713                   1,465
                                                               ====================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

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
                                                                                            TOUCHSTONE
                                                                   TOUCHSTONE          INTERNATIONAL EQUITY      TOUCHSTONE MONEY
                                                               INTERNATIONAL EQUITY  (GRANDMASTER FLEX3(TM))         MARKET
                                                                (ANNUICHOICE(TM))            DIVISION            (IQ ANNUITY(TM))
                                                                    DIVISION                 -MAY 21*-               DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (403)   $                 18    $              1,282
  Net realized gain (loss) on sales of investments                             (743)                      -                       -
  Change in net unrealized appreciation
    (depreciation) during the period                                        (22,908)                    (61)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (24,054)                    (43)                  1,282

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      52,663                       -               6,392,304
    Contract terminations and benefits                                       (1,812)                   (102)             (7,396,898)
    Net transfers among investment options                                   40,550                   2,949              (1,843,828)
    Contract maintenance charges                                                (50)                      -                    (273)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         91,351                   2,847              (2,848,695)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            67,297                   2,804              (2,847,413)

Net assets, beginning of year                                                31,298                       -               3,872,416
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $             98,595    $              2,804    $          1,025,003
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                           6,548                       -                 635,274
    Units redeemed                                                             (246)                    (13)               (734,755)
    Units transferred                                                         5,033                     381                (183,945)
                                                               ---------------------------------------------------------------------
Net increase (decrease) in units                                             11,335                     368                (283,426)
                                                               =====================================================================

                                                                                         TOUCHSTONE MONEY
                                                                 TOUCHSTONE MONEY             MARKET             TOUCHSTONE SMALL
                                                                      MARKET          (GRANDMASTER FLEX3(TM))        CAP VALUE
                                                                 (ANNUICHOICE(TM))           DIVISION            (IQ ANNUITY(TM))
                                                                     DIVISION                -MAY 21*-               DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (1,129)   $               (110)   $             (1,797)
  Net realized gain (loss) on sales of investments                                -                       -                     891
  Change in net unrealized appreciation
    (depreciation) during the period                                              -                       -                 (16,268)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  (1,129)                   (110)                (17,174)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     218,958                  87,029                  82,905
    Contract terminations and benefits                                      (83,320)                      -                 (12,676)
    Net transfers among investment options                                  179,514                   9,085                 485,622
    Contract maintenance charges                                                (91)                      -                     (73)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        315,061                  96,114                 555,778
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           313,932                  96,004                 538,604

Net assets, beginning of year                                               208,383                       -                  16,881
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            522,315    $             96,004    $            555,485
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                          21,862                   8,710                   9,570
    Units redeemed                                                           (8,219)                    (10)                 (1,676)
    Units transferred                                                        17,134                     910                  60,186
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             30,777                   9,610                  68,080
                                                               ====================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

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
                                                                                         TOUCHSTONE SMALL
                                                                TOUCHSTONE SMALL             CAP VALUE            TOUCHSTONE VALUE
                                                                    CAP VALUE        (GRANDMASTER FLEX3(TM))            PLUS
                                                                (ANNUICHOICE(TM))            DIVISION             (IQ ANNUITY(TM))
                                                                    DIVISION                 -MAY 21*-                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (3,429)   $                (40)   $               (193)
  Net realized gain (loss) on sales of investments                           (9,561)                    (85)                 (6,173)
  Change in net unrealized appreciation
    (depreciation) during the period                                        (56,972)                    549                  (9,916)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (69,962)                    424                 (16,282)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      74,799                   2,817                  25,754
    Contract terminations and benefits                                      (15,875)                 (1,325)                (13,632)
    Net transfers among investment options                                  (21,646)                 12,220                  20,941
    Contract maintenance charges                                                (52)                      -                     (13)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         37,226                  13,712                  33,050
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           (32,736)                 14,136                  16,768

Net assets, beginning of year                                               251,123                       -                  17,860
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            218,387    $             14,136    $             34,628
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                           7,638                     364                   2,820
    Units redeemed                                                           (1,958)                   (176)                 (1,848)
    Units transferred                                                        (2,508)                  1,579                   2,135
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              3,172                   1,767                   3,107
                                                               ====================================================================

                                                                 TOUCHSTONE VALUE            JPM BOND                JPM BOND
                                                                       PLUS          (GRANDMASTER FLEX3(TM))         (IQ3(TM))
                                                                 (ANNUICHOICE(TM))           DIVISION                DIVISION
                                                                     DIVISION                -MAY 21*-               -MAY 7*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                 (4)   $               (754)   $             (5,615)
  Net realized gain (loss) on sales of investments                            1,203                      17                   9,179
  Change in net unrealized appreciation
    (depreciation) during the period                                        (56,290)                  5,382                  25,183
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (55,091)                  4,645                  28,747

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     124,320                 143,908               1,496,212
    Contract terminations and benefits                                       (5,819)                    (40)                 (6,727)
    Net transfers among investment options                                   57,771                 199,559                (226,813)
    Contract maintenance charges                                                (46)                      -                       -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        176,226                 343,427               1,262,672
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           121,135                 348,072               1,291,419

Net assets, beginning of year                                                80,204                       -                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            201,339    $            348,072    $          1,291,419
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                          13,772                  13,840                 144,529
    Units redeemed                                                             (790)                     (4)                   (661)
    Units transferred                                                         7,381                  19,032                 (21,921)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             20,363                  32,868                 121,947
                                                               ====================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                         JPM INTERNATIONAL      JPM INTERNATIONAL
                                                                    JPM BOND               OPPORTUNITIES            OPPORTUNITIES
                                                                (ANNUICHOICE(TM))     (GRANDMASTER FLEX3(TM))         (IQ3(TM))
                                                                    DIVISION                 DIVISION                 DIVISION
                                                                    -MAY 8*-                 -MAY 21*-                -MAY 7*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (2,669)   $                (21)   $               (614)
  Net realized gain (loss) on sales of investments                            3,819                       1                  48,707
  Change in net unrealized appreciation
    (depreciation) during the period                                         13,592                     288                    (984)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  14,742                     268                  47,109

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     297,051                   3,785                       -
    Contract terminations and benefits                                      (11,923)                      -                       -
    Net transfers among investment options                                  356,131                   1,185                 101,638
    Contract maintenance charges                                                (25)                      -                       -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        641,234                   4,970                 101,638
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           655,976                   5,238                 148,747

Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            655,976    $              5,238    $            148,747
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                          28,526                     521                       -
    Units redeemed                                                           (1,166)                      -                       -
    Units transferred                                                        34,583                     148                  18,640
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             61,943                     669                  18,640
                                                               ====================================================================

                                                                JPM INTERNATIONAL           JPM MID CAP             JPM MID CAP
                                                                   OPPORTUNITIES               VALUE                   VALUE
                                                                 (ANNUICHOICE(TM))   (GRANDMASTER FLEX3(TM))         (IQ3(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                     -MAY 8*-                -MAY 21*-               -MAY 7*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                  -    $               (146)   $             (1,072)
  Net realized gain (loss) on sales of investments                                -                      14                    (307)
  Change in net unrealized appreciation
    (depreciation) during the period                                              1                     216                   1,198
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                       1                      84                    (181)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                           -                  14,259                 157,994
    Contract terminations and benefits                                            -                    (461)                 (3,842)
    Net transfers among investment options                                       64                  31,568                   9,099
    Contract maintenance charges                                                  -                       -                       -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                             64                  45,366                 163,251
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                                65                  45,450                 163,070

Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $                 65    $             45,450    $            163,070
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                               -                   1,557                  17,333
    Units redeemed                                                                -                     (56)                   (433)
    Units transferred                                                             8                   3,499                     825
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                                  8                   5,000                  17,725
                                                               ====================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

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
                                                                     JPM MID CAP          VAN KAMPEN BANDWIDTH &
                                                                        VALUE               TELECOMMUNICATIONS
                                                                  (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM))
                                                                      DIVISION                   DIVISION
                                                                      -MAY 8*-                   -MAY 21*-
                                                               -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                  (201)  $                   688
  Net realized gain (loss) on sales of investments                              (1,851)                       (6)
  Change in net unrealized appreciation
    (depreciation) during the period                                               188                    (1,314)
                                                               -------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                     (1,864)                     (632)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                          2,750                     1,957
    Contract terminations and benefits                                            (129)                        -
    Net transfers among investment options                                      40,973                         3
    Contract maintenance charges                                                     -                         -
                                                               -------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                            43,594                     1,960
                                                               -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                               41,730                     1,328

Net assets, beginning of year                                                        -                         -
                                                               -------------------------------------------------

NET ASSETS, END OF YEAR                                        $                41,730   $                 1,328
                                                               =================================================

UNIT TRANSACTIONS
    Units purchased                                                                287                       304
    Units redeemed                                                                 (14)                        -
    Units transferred                                                            4,253                         -
                                                               -------------------------------------------------
Net increase (decrease) in units                                                 4,526                       304
                                                               =================================================

                                                                 VAN KAMPEN BANDWIDTH     VAN KAMPEN BANDWIDTH
                                                                 & TELECOMMUNICATIONS     & TELECOMMUNICATIONS
                                                                   (ANNUICHOICE(TM))        (IQ ANNUITY(TM))
                                                                       DIVISION                 DIVISION
                                                               -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                 4,235   $                    49
  Net realized gain (loss) on sales of investments                            (105,535)                     (230)
  Change in net unrealized appreciation
    (depreciation) during the period                                            36,505                      (156)
                                                               -------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                    (64,795)                     (337)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                         14,302                        84
    Contract terminations and benefits                                            (611)                      (28)
    Net transfers among investment options                                     (27,944)                      (34)
    Contract maintenance charges                                                   (22)                       (2)
                                                               -------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                           (14,275)                       20
                                                               -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                              (79,070)                     (317)

Net assets, beginning of year                                                   87,777                       415
                                                               -------------------------------------------------

NET ASSETS, END OF YEAR                                        $                 8,707   $                    98
                                                               =================================================

UNIT TRANSACTIONS
    Units purchased                                                              3,132                        57
    Units redeemed                                                                (329)                      (23)
    Units transferred                                                          (13,825)                      (35)
                                                               -------------------------------------------------
Net increase (decrease) in units                                               (11,022)                       (1)
                                                               =================================================

                                                                     VAN KAMPEN                VAN KAMPEN
                                                                   BIOTECHNOLOGY &           BIOTECHNOLOGY &
                                                                   PHARMACEUTICAL            PHARMACEUTICAL
                                                                  (ANNUICHOICE(TM))         (IQ ANNUITY(TM))
                                                                      DIVISION                  DIVISION
                                                               -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                (1,984)  $                (1,918)
  Net realized gain (loss) on sales of investments                            (147,846)                 (242,479)
  Change in net unrealized appreciation
    (depreciation) during the period                                           (77,791)                  (30,994)
                                                               -------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   (227,621)                 (275,391)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                         76,544                    78,723
    Contract terminations and benefits                                         (23,030)                  (44,012)
    Net transfers among investment options                                         817                   222,278
    Contract maintenance charges                                                  (307)                     (107)
                                                               -------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                            54,024                   256,882
                                                               -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                             (173,597)                  (18,509)

Net assets, beginning of year                                                  476,847                   270,738
                                                               -------------------------------------------------

NET ASSETS, END OF YEAR                                        $               303,250   $               252,229
                                                               =================================================

UNIT TRANSACTIONS
    Units purchased                                                              9,302                     9,951
    Units redeemed                                                              (3,525)                   (5,905)
    Units transferred                                                           (7,241)                    7,133
                                                               -------------------------------------------------
Net increase (decrease) in units                                                (1,464)                   11,179
                                                               =================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                  VAN KAMPEN                VAN KAMPEN              VAN KAMPEN
                                                                BIOTECHNOLOGY &          EMERGING MARKETS        EMERGING MARKETS
                                                                 PHARMACEUTICAL                DEBT                    DEBT
                                                             (GRANDMASTER FLEX3(TM))  (GRANDMASTER FLEX3(TM))        (IQ3(TM))
                                                                    DIVISION                 DIVISION                DIVISION
                                                                    -MAY 21*-                -MAY 21*-               -MAY 7*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                 22    $                195    $             18,448
  Net realized gain (loss) on sales of investments                               (5)                     10                   2,697
  Change in net unrealized appreciation
    (depreciation) during the period                                           (118)                   (103)                  3,048
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                    (101)                    102                  24,193

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       2,556                   1,117                  79,490
    Contract terminations and benefits                                            -                       -                  (1,178)
    Net transfers among investment options                                    2,411                   1,758                 192,697
    Contract maintenance charges                                                  -                       -                       -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                          4,967                   2,875                 271,009
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                             4,866                   2,977                 295,202

Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $              4,866    $              2,977    $            295,202
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                             296                     110                   8,094
    Units redeemed                                                                -                       -                    (125)
    Units transferred                                                           286                     183                  20,944
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                                582                     293                  28,913
                                                               ====================================================================

                                                                   VAN KAMPEN
                                                                EMERGING MARKETS
                                                                      DEBT
                                                                (ANNUICHOICE(TM))      VAN KAMPEN INTERNET
                                                                    DIVISION             (ANNUICHOICE(TM))
                                                                    -MAY 8*-                 DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $              2,352    $                 (8)
  Net realized gain (loss) on sales of investments                                4                    (679)
  Change in net unrealized appreciation
    (depreciation) during the period                                         (1,298)                    (33)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   1,058                    (720)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                         538                     (44)
    Contract terminations and benefits                                            -                    (875)
    Net transfers among investment options                                   34,552                   1,014
    Contract maintenance charges                                                  -                      (2)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         35,090                      93
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            36,148                    (627)

Net assets, beginning of year                                                     -                     627
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $             36,148    $                  -
                                                               ============================================

UNIT TRANSACTIONS
    Units purchased                                                              57                       -
    Units redeemed                                                               (4)                   (283)
    Units transferred                                                         3,484                     191
                                                               --------------------------------------------
Net increase (decrease) in units                                              3,537                     (92)
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                          VAN KAMPEN MS           VAN KAMPEN MS
                                                                VAN KAMPEN INTERNET     HIGH-TECH 35 INDEX      HIGH-TECH 35 INDEX
                                                                  (IQ ANNUITY(TM))       (ANNUICHOICE(TM))        (IQ ANNUITY(TM))
                                                                      DIVISION               DIVISION                 DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (159)   $             (1,148)   $               (206)
  Net realized gain (loss) on sales of investments                          (11,013)                (56,498)                   (269)
  Change in net unrealized appreciation
    (depreciation) during the period                                          1,632                    (585)                (20,171)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  (9,540)                (58,231)                (20,646)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                           -                   5,212                     967
    Contract terminations and benefits                                       (2,381)                 (1,566)                      -
    Net transfers among investment options                                    6,807                (119,268)                 46,253
    Contract maintenance charges                                                (15)                    (37)                    (19)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                          4,411                (115,659)                 47,201
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            (5,129)               (173,890)                 26,555

Net assets, beginning of year                                                 7,641                 200,483                   2,639
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $              2,512    $             26,593    $             29,194
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                               -                     812                     151
    Units redeemed                                                           (1,323)                   (355)                     (4)
    Units transferred                                                         1,360                 (18,395)                  5,544
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                                 37                 (17,938)                  5,691
                                                               ====================================================================

                                                                                                                  VAN KAMPEN MS
                                                                  VAN KAMPEN MS           VAN KAMPEN MS         U.S. MULTINATIONAL
                                                                U.S. MULTINATIONAL      U.S. MULTINATIONAL   (GRANDMASTER FLEX3(TM))
                                                                (ANNUICHOICE(TM))        (IQ ANNUITY(TM))           DIVISION
                                                                    DIVISION                DIVISION                -MAY 21*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                158    $                316    $                281
  Net realized gain (loss) on sales of investments                           (4,052)                 (3,761)                      9
  Change in net unrealized appreciation
    (depreciation) during the period                                         (1,981)                 (3,056)                  1,535
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  (5,875)                 (6,501)                  1,825

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       5,196                       -                       -
    Contract terminations and benefits                                       (1,457)                 (4,215)                      -
    Net transfers among investment options                                    2,560                  22,728                  26,223
    Contract maintenance charges                                                (11)                    (32)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                          6,288                  18,481                  26,223
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                               413                  11,980                  28,048

Net assets, beginning of year                                                 7,083                   8,090                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $              7,496    $             20,070    $             28,048
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                             606                       -                       -
    Units redeemed                                                             (286)                   (792)                     (7)
    Units transferred                                                           298                   3,697                   4,424
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                                618                   2,905                   4,417
                                                               ====================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                  VAN KAMPEN U.S.         VAN KAMPEN U.S.          VAN KAMPEN U.S.
                                                                    REAL ESTATE             REAL ESTATE              REAL ESTATE
                                                             (GRANDMASTER FLEX3(TM))         (IQ3(TM))           (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION                 DIVISION
                                                                     -MAY 21*-               -MAY 7*-                 -MAY 8*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             18,480    $             19,070    $             11,209
  Net realized gain (loss) on sales of investments                             (131)                 (3,530)                 (4,459)
  Change in net unrealized appreciation
    (depreciation) during the period                                          4,491                  (3,992)                 (9,698)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  22,840                  11,548                  (2,948)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     347,692                 271,929                  73,536
    Contract terminations and benefits                                         (372)                 (1,053)                 (8,108)
    Net transfers among investment options                                   39,273                 145,150                 203,328
    Contract maintenance charges                                                  -                       -                     (53)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        386,593                 416,026                 268,703
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           409,433                 427,574                 265,755

Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            409,433    $            427,574    $            265,755
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                          40,143                  31,637                   7,783
    Units redeemed                                                              (41)                   (122)                   (938)
    Units transferred                                                         4,305                  16,099                  22,231
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             44,407                  47,614                  29,076
                                                               ====================================================================

                                                                            INITIAL CLASS
                                                               --------------------------------------------
                                                                 VIP MONEY MARKET        VIP MONEY MARKET
                                                                 (GRANDMASTER(TM))       (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            105,543    $             20,739
  Net realized gain (loss) on sales of investments                                -                       -
  Change in net unrealized appreciation
    (depreciation) during the period                                              1                       -
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 105,544                  20,739

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     319,320                 307,392
    Contract terminations and benefits                                  (21,523,281)             (3,430,160)
    Net transfers among investment options                               13,384,719               1,362,898
    Contract maintenance charges                                             (8,948)                 (2,144)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     (7,828,190)             (1,762,014)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                        (7,722,646)             (1,741,275)

Net assets, beginning of year                                            36,645,463               8,516,483
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $         28,922,817    $          6,775,208
                                                               ============================================

UNIT TRANSACTIONS
    Units purchased                                                          17,518                  27,978
    Units redeemed                                                       (1,180,573)               (312,281)
    Units transferred                                                       733,512                 123,888
                                                               --------------------------------------------
Net increase (decrease) in units                                           (429,543)               (160,415)
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                           INITIAL CLASS
                                                               --------------------------------------------------------------------
                                                                 VIP HIGH INCOME         VIP EQUITY-INCOME          VIP GROWTH
                                                                (GRANDMASTER(TM))        (GRANDMASTER(TM))       (GRANDMASTER(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            967,956    $          1,759,435    $           (467,821)
  Net realized gain (loss) on sales of investments                         (849,776)             (5,774,355)            (13,850,163)
  Change in net unrealized appreciation
    (depreciation) during the period                                        425,527              (6,760,164)             (2,366,710)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 543,707             (10,775,084)            (16,684,694)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      56,339                 382,307                 324,129
    Contract terminations and benefits                                   (2,438,685)             (9,002,860)             (6,931,459)
    Net transfers among investment options                                 (503,073)             (7,122,879)            (11,131,338)
    Contract maintenance charges                                             (4,490)                (26,052)                (22,373)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     (2,889,909)            (15,769,484)            (17,761,041)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                        (2,346,202)            (26,544,568)            (34,445,735)

Net assets, beginning of year                                            12,570,715              68,369,784              64,056,889
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $         10,224,513    $         41,825,216    $         29,611,154
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                           4,939                   9,791                   6,536
    Units redeemed                                                         (212,589)               (244,629)               (150,303)
    Units transferred                                                       (12,886)               (193,993)               (239,555)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                           (220,536)               (428,831)               (383,322)
                                                               ====================================================================

                                                                                           INITIAL CLASS
                                                               --------------------------------------------------------------------
                                                                                        VIP II INVESTMENT       VIP II INVESTMENT
                                                                  VIP OVERSEAS             GRADE BOND               GRADE BOND
                                                                (GRANDMASTER(TM))       (GRANDMASTER(TM))        (IQ ANNUITY(TM))
                                                                    DIVISION                DIVISION                 DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            (66,091)   $            613,758    $             80,310
  Net realized gain (loss) on sales of investments                       (6,396,213)                599,332                 126,460
  Change in net unrealized appreciation
    (depreciation) during the period                                      3,516,175               1,052,209                  95,823
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (2,946,129)              2,265,299                 302,593

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      70,878                 107,370                  69,870
    Contract terminations and benefits                                   (2,216,521)             (5,552,480)               (726,550)
    Net transfers among investment options                               (1,906,321)              3,742,731                 286,778
    Contract maintenance charges                                             (7,131)                 (8,307)                   (697)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     (4,059,095)             (1,710,686)               (370,599)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                        (7,005,224)                554,613                 (68,006)

Net assets, beginning of year                                            16,764,395              26,409,023               3,281,160
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $          9,759,171    $         26,963,636    $          3,213,154
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                           3,955                   4,296                   5,884
    Units redeemed                                                         (125,297)               (219,476)                (59,780)
    Units transferred                                                      (105,020)                148,453                  25,863
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                           (226,362)                (66,727)                (28,033)
                                                               ====================================================================

                                                                  INITIAL CLASS
                                                               --------------------
                                                                   VIP II ASSET
                                                                      MANAGER
                                                                 (GRANDMASTER(TM))
                                                                     DIVISION
                                                               --------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            698,842
  Net realized gain (loss) on sales of investments                       (1,789,877)
  Change in net unrealized appreciation
    (depreciation) during the period                                     (1,555,627)
                                                               --------------------
Net increase (decrease) in net assets
  resulting from operations                                              (2,646,662)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     184,615
    Contract terminations and benefits                                   (3,965,620)
    Net transfers among investment options                               (2,531,342)
    Contract maintenance charges                                            (12,238)
                                                               --------------------
Net increase (decrease) in net assets
  from contract related transactions                                     (6,324,585)
                                                               --------------------
                                                                         (8,971,247)

Net assets, beginning of year                                            28,408,628
                                                               --------------------

NET ASSETS, END OF YEAR                                        $         19,437,381
                                                               ====================

UNIT TRANSACTIONS
    Units purchased                                                           6,751
    Units redeemed                                                         (148,863)
    Units transferred                                                       (95,300)
                                                               --------------------
Net increase (decrease) in units                                           (237,412)
                                                               ====================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                           INITIAL CLASS
                                                               --------------------------------------------------------------------
                                                                                                                   VIP II ASSET
                                                                 VIP II INDEX 500        VIP II INDEX 500         MANGER: GROWTH
                                                                 (GRANDMASTER(TM))       (IQ ANNUITY(TM))        (GRANDMASTER(TM))
                                                                     DIVISION                DIVISION                 DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             84,508    $              1,598    $            114,530
  Net realized gain (loss) on sales of investments                       (2,353,312)               (473,874)               (948,979)
  Change in net unrealized appreciation
    (depreciation) during the period                                     (6,393,267)               (212,671)               (393,213)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (8,662,071)               (684,947)             (1,227,662)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     225,428                  39,314                  54,610
    Contract terminations and benefits                                   (3,966,837)               (545,485)               (858,494)
    Net transfers among investment options                              (10,593,974)               (146,922)               (945,518)
    Contract maintenance charges                                            (16,140)                 (1,930)                 (3,337)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                    (14,351,523)               (655,023)             (1,752,739)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                       (23,013,594)             (1,339,970)             (2,980,401)

Net assets, beginning of year                                            45,789,898               3,179,959               7,940,873
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $         22,776,304    $          1,839,989    $          4,960,472
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                           9,030                   4,963                   3,305
    Units redeemed                                                         (172,114)                (69,339)                (52,923)
    Units transferred                                                      (448,862)                (24,417)                (59,318)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                           (611,946)                (88,793)               (108,936)
                                                               ====================================================================

                                                                                           INITIAL CLASS
                                                               --------------------------------------------------------------------
                                                                                         VIP III GROWTH
                                                                VIP II CONTRAFUND         OPPORTUNITIES          VIP III BALANCED
                                                                (GRANDMASTER(TM))       (GRANDMASTER(TM))        (GRANDMASTER(TM))
                                                                    DIVISION                DIVISION                 DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $           (164,525)   $             (5,900)   $             79,047
  Net realized gain (loss) on sales of investments                       (1,281,570)             (2,193,518)               (402,037)
  Change in net unrealized appreciation
    (depreciation) during the period                                     (2,714,314)                653,379                (119,793)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (4,160,409)             (1,546,039)               (442,783)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     253,327                  24,841                  45,277
    Contract terminations and benefits                                   (5,243,624)               (569,643)               (501,292)
    Net transfers among investment options                               (6,456,775)             (1,884,319)               (726,784)
    Contract maintenance charges                                            (21,150)                 (3,137)                 (1,973)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                    (11,468,222)             (2,432,258)             (1,184,772)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                       (15,628,631)             (3,978,297)             (1,627,555)

Net assets, beginning of year                                            44,050,615               7,657,731               4,668,348
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $         28,421,984    $          3,679,434    $          3,040,793
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                          10,167                   2,700                   3,730
    Units redeemed                                                         (219,788)                (62,004)                (43,205)
    Units transferred                                                      (285,328)               (218,370)                (64,354)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                           (494,949)               (277,674)               (103,829)
                                                               ====================================================================

                                                                  INITIAL CLASS
                                                               --------------------
                                                                 VIP III GROWTH &
                                                                     INCOME
                                                                (GRANDMASTER(TM))
                                                                    DIVISION
                                                               --------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             19,170
  Net realized gain (loss) on sales of investments                       (1,884,451)
  Change in net unrealized appreciation
    (depreciation) during the period                                       (235,566)
                                                               --------------------
Net increase (decrease) in net assets
  resulting from operations                                              (2,100,847)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      56,498
    Contract terminations and benefits                                     (964,961)
    Net transfers among investment options                               (2,498,823)
    Contract maintenance charges                                             (4,806)
                                                               --------------------
Net increase (decrease) in net assets
  from contract related transactions                                     (3,412,092)
                                                               --------------------
INCREASE (DECREASE) IN NET ASSETS                                        (5,512,939)

Net assets, beginning of year                                            12,701,599
                                                               --------------------

NET ASSETS, END OF YEAR                                        $          7,188,660
                                                               ====================

UNIT TRANSACTIONS
    Units purchased                                                           4,379
    Units redeemed                                                          (75,784)
    Units transferred                                                      (206,364)
                                                               --------------------
Net increase (decrease) in units                                           (277,769)
                                                               ====================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                         SERVICE CLASS
                                                               --------------------------------------------------------------------
                                                                  VIP III MID CAP         VIP III MID CAP         VIP HIGH INCOME
                                                                (GRANDMASTER(TM))        (IQ ANNUITY(TM))        (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION                 DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            (45,931)   $            (12,536)   $            138,405
  Net realized gain (loss) on sales of investments                         (645,874)                 38,530                (182,259)
  Change in net unrealized appreciation
    (depreciation) during the period                                       (632,243)               (280,943)                181,582
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (1,324,048)               (254,949)                137,728

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      73,851                  45,336                   8,513
    Contract terminations and benefits                                     (677,808)               (219,168)               (367,824)
    Net transfers among investment options                                3,036,812                 197,154                 126,006
    Contract maintenance charges                                             (2,658)                   (801)                   (287)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      2,430,197                  22,521                (233,592)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         1,106,149                (232,428)                (95,864)

Net assets, beginning of year                                             5,597,536               2,238,624               3,375,796
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $          6,703,685    $          2,006,196    $          3,279,932
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                           4,646                   2,720                   1,281
    Units redeemed                                                          (43,637)                (13,398)                (56,047)
    Units transferred                                                       156,824                  11,910                  30,024
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                            117,833                   1,232                 (24,742)
                                                               ====================================================================

                                                                                         SERVICE CLASS
                                                               --------------------------------------------------------------------
                                                                 VIP EQUITY-INCOME          VIP GROWTH              VIP OVERSEAS
                                                                 (IQ ANNUITY(TM))        (IQ ANNUITY(TM))         (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION                 DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             43,262    $            (31,324)   $             (4,005)
  Net realized gain (loss) on sales of investments                          (82,482)               (772,599)                 22,601
  Change in net unrealized appreciation
    (depreciation) during the period                                       (305,221)               (119,171)                  5,232
                                                               --------------------------------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                                                (344,441)               (923,094)                 23,828

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      29,100                  85,139                     550
    Contract terminations and benefits                                     (301,345)               (195,946)                (27,485)
    Net transfers among investment options                                  510,929                (134,126)                (70,078)
    Contract maintenance charges                                               (898)                 (1,137)                   (104)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        237,786                (246,070)                (97,117)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (106,655)             (1,169,164)                (73,289)

Net assets, beginning of year                                             1,907,605               3,012,042                 214,342
                                                               --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $          1,800,950    $          1,842,878    $            141,053
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                           3,021                  11,748                      64
    Units redeemed                                                          (31,764)                (27,125)                 (3,580)
    Units transferred                                                        58,939                 (21,271)                   (605)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             30,196                 (36,648)                 (4,121)
                                                               ====================================================================

                                                                   SERVICE CLASS
                                                               --------------------
                                                                   VIP II ASSET
                                                                      MANAGER
                                                                 (IQ ANNUITY(TM))
                                                                     DIVISION
                                                               --------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             11,897
  Net realized gain (loss) on sales of investments                          (56,061)
  Change in net unrealized appreciation
    (depreciation) during the period                                        (22,499)
                                                               --------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (66,663)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       4,177
    Contract terminations and benefits                                     (123,396)
    Net transfers among investment options                                   75,682
    Contract maintenance charges                                               (247)
                                                               --------------------
Net increase (decrease) in net assets
  from contract related transactions                                        (43,784)
                                                               --------------------
INCREASE (DECREASE) IN NET ASSETS                                          (110,447)

Net assets, beginning of year                                               455,342
                                                               --------------------
NET ASSETS, END OF YEAR                                        $            344,895
                                                               ====================

UNIT TRANSACTIONS
    Units purchased                                                             448
    Units redeemed                                                          (13,865)
    Units transferred                                                         5,701
                                                               --------------------
Net increase (decrease) in units                                             (7,716)
                                                               ====================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                         SERVICE CLASS
                                                               --------------------------------------------------------------------
                                                                   VIP II ASSET                                   VIP III GROWTH
                                                                 MANAGER: GROWTH         VIP II CONTRAFUND         OPPORTUNITIES
                                                                 (IQ ANNUITY(TM))        (IQ ANNUITY(TM))         (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION                 DIVISION
                                                               -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $              2,485    $            (17,250)   $             (1,808)
  Net realized gain (loss) on sales of investments                          (10,711)               (290,151)               (112,521)
  Change in net unrealized appreciation
    (depreciation) during the period                                        (18,485)                 35,255                  12,430
                                                               -------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (26,711)               (272,146)               (101,899)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                           -                  39,403                  10,070
    Contract terminations and benefits                                      (68,214)               (329,470)                (29,325)
    Net transfers among investment options                                    2,047                 499,298                (165,943)
    Contract maintenance charges                                                (90)                 (1,418)                   (273)
                                                               -------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        (66,257)                207,813                (185,471)
                                                               -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           (92,968)                (64,333)               (287,370)

Net assets, beginning of year                                               187,099               2,431,212                 522,309
                                                               -------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $             94,131    $          2,366,879    $            234,939
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                               -                   4,421                   1,553
    Units redeemed                                                           (9,147)                (36,798)                 (5,249)
    Units transferred                                                           112                  56,248                 (27,809)
                                                               -------------------------------------------------------------------
Net increase (decrease) in units                                             (9,035)                 23,871                 (31,505)
                                                               ====================================================================

                                                                                         SERVICE CLASS
                                                               --------------------------------------------------------------------
                                                                                         VIP III GROWTH &           MFS EMERGING
                                                                 VIP III BALANCED             INCOME                   GROWTH
                                                                 (IQ ANNUITY(TM))        (IQ ANNUITY(TM))         (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION                 DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $              9,435    $              1,332    $            (10,353)
  Net realized gain (loss) on sales of investments                          (31,950)               (196,760)               (318,033)
  Change in net unrealized appreciation
    (depreciation) during the period                                        (44,539)                (67,963)                  5,401
                                                               -------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (67,054)               (263,391)               (322,985)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                         100                   2,489                  71,507
    Contract terminations and benefits                                      (89,097)               (118,215)                (55,083)
    Net transfers among investment options                                   27,940                (413,788)                (99,371)
    Contract maintenance charges                                               (375)                   (553)                   (255)
                                                               -------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        (61,432)               (530,067)                (83,202)
                                                               -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (128,486)               (793,458)               (406,187)

Net assets, beginning of year                                               675,216               1,679,449                 939,125
                                                               -------------------------------------------------------------------
NET ASSETS, END OF YEAR                                        $            546,730    $            885,991    $            532,938
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                              11                     292                  16,799
    Units redeemed                                                          (10,116)                (14,676)                (12,677)
    Units transferred                                                         2,822                 (52,584)                (24,780)
                                                               -------------------------------------------------------------------
Net increase (decrease) in units                                             (7,283)                (66,968)                (20,658)
                                                               ====================================================================

                                                                   SERVICE CLASS
                                                               --------------------
                                                                   MFS EMERGING
                                                                      GROWTH
                                                                 (ANNUICHOICE(TM))
                                                                     DIVISION
                                                               --------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (5,190)
  Net realized gain (loss) on sales of investments                          (30,604)
  Change in net unrealized appreciation
    (depreciation) during the period                                        (93,729)
                                                               --------------------
Net increase (decrease) in net assets
  resulting from operations                                                (129,523)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      86,018
    Contract terminations and benefits                                      (14,936)
    Net transfers among investment options                                   64,941
    Contract maintenance charges                                                (99)
                                                               --------------------
Net increase (decrease) in net assets
  from contract related transactions                                        135,924
                                                               --------------------
INCREASE (DECREASE) IN NET ASSETS                                             6,401

Net assets, beginning of year                                               300,288
                                                               --------------------

NET ASSETS, END OF YEAR                                        $            306,689
                                                               ====================

UNIT TRANSACTIONS
    Units purchased                                                          15,962
    Units redeemed                                                           (3,118)
    Units transferred                                                        10,945
                                                               --------------------
Net increase (decrease) in units                                             23,789
                                                               ====================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                         SERVICE CLASS
                                                               --------------------------------------------------------------------
                                                                   MFS EMERGING            MFS INVESTORS           MFS INVESTORS
                                                                      GROWTH               GROWTH STOCK            GROWTH STOCK
                                                                 (GRANDMASTER(TM))       (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION                 DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (425)   $             (7,023)   $             (3,638)
  Net realized gain (loss) on sales of investments                           (6,719)               (128,179)                 (5,294)
  Change in net unrealized appreciation
    (depreciation) during the period                                         (5,128)                (32,188)                (70,667)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (12,272)               (167,390)                (79,599)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                           -                  71,701                 115,294
    Contract terminations and benefits                                       (2,113)                (23,084)                 (7,087)
    Net transfers among investment options                                   41,600                  36,336                  26,417
    Contract maintenance charges                                                (19)                   (217)                   (100)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         39,468                  84,736                 134,524
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            27,196                 (82,654)                 54,925

Net assets, beginning of year                                                17,848                 542,184                 206,964
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $             45,044    $            459,530    $            261,889
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                               -                  11,933                  15,347
    Units redeemed                                                             (395)                 (3,843)                 (1,129)
    Units transferred                                                         6,829                   6,290                   3,328
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              6,434                  14,380                  17,546
                                                               ====================================================================

                                                                                         SERVICE CLASS
                                                               --------------------------------------------------------------------
                                                                                          MFS INVESTORS
                                                                  MFS INVESTORS           GROWTH STOCK             MFS INVESTORS
                                                                  GROWTH STOCK       (GRANDMASTER FLEX3(TM))           TRUST
                                                                (GRANDMASTER(TM))           DIVISION             (IQ ANNUITY(TM))
                                                                     DIVISION               -MAY 21*-                 DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (2,147)   $                (94)   $             (5,923)
  Net realized gain (loss) on sales of investments                          (15,536)                      1                (102,826)
  Change in net unrealized appreciation
    (depreciation) during the period                                        (31,006)                 (3,436)                (36,765)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (48,689)                 (3,529)               (145,514)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                         193                   7,135                  70,048
    Contract terminations and benefits                                      (58,429)                      -                (123,571)
    Net transfers among investment options                                  223,920                 178,070                  21,599
    Contract maintenance charges                                                (26)                      -                    (323)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        165,658                 185,205                 (32,247)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           116,969                 181,676                (177,761)

Net assets, beginning of year                                               105,460                       -                 647,447
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            222,429    $            181,676    $            469,686
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                              30                     901                   9,580
    Units redeemed                                                           (8,135)                      -                 (15,867)
    Units transferred                                                        32,480                  22,272                     987
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             24,375                  23,173                  (5,300)
                                                               ====================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                         SERVICE CLASS
                                                               --------------------------------------------------------------------
                                                                  MFS INVESTORS            MFS INVESTORS            MFS MID CAP
                                                                      TRUST                    TRUST                  GROWTH
                                                                 (ANNUICHOICE(TM))       (GRANDMASTER(TM))        (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (4,617)   $             (1,631)   $            (19,537)
  Net realized gain (loss) on sales of investments                          (54,209)                (33,837)             (1,155,635)
  Change in net unrealized appreciation
    (depreciation) during the period                                        (55,075)                (21,333)                256,901
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                (113,901)                (56,801)               (918,271)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      65,498                       -                 169,988
    Contract terminations and benefits                                      (20,374)                (83,962)               (176,345)
    Net transfers among investment options                                   62,230                 282,639                   3,606
    Contract maintenance charges                                               (117)                    (43)                   (452)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        107,237                 198,634                  (3,203)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            (6,664)                141,833                (921,474)

Net assets, beginning of year                                               404,394                  51,608               1,743,594
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            397,730    $            193,441    $            822,120
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                           8,825                       -                  27,746
    Units redeemed                                                           (3,420)                (11,641)                (33,862)
    Units transferred                                                         7,153                  33,568                 (27,510)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             12,558                  21,927                 (33,626)
                                                               ====================================================================

                                                                                         SERVICE CLASS
                                                               --------------------------------------------------------------------
                                                                                                                   MFS MID CAP
                                                                   MFS MID CAP             MFS MID CAP                GROWTH
                                                                      GROWTH                  GROWTH         (GRANDMASTER FLEX3(TM))
                                                                 (ANNUICHOICE(TM))       (GRANDMASTER(TM))           DIVISION
                                                                     DIVISION                DIVISION                -MAY 21*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            (10,267)   $            (15,794)   $               (398)
  Net realized gain (loss) on sales of investments                         (407,103)               (705,489)                    (54)
  Change in net unrealized appreciation
    (depreciation) during the period                                         (7,880)               (120,964)                  1,079
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                (425,250)               (842,247)                    627

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     160,323                   5,518                  26,411
    Contract terminations and benefits                                      (37,444)               (192,300)                      -
    Net transfers among investment options                                  158,910                (266,619)                 79,489
    Contract maintenance charges                                               (238)                   (312)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        281,551                (453,713)                105,900
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (143,699)             (1,295,960)                106,527

Net assets, beginning of year                                               636,096               1,859,005                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            492,397    $            563,045    $            106,527
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                          28,845                   1,020                   3,557
    Units redeemed                                                           (8,130)                (32,767)                    (15)
    Units transferred                                                        10,971                 (73,492)                 11,274
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             31,686                (105,239)                 14,816
                                                               ====================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                         SERVICE CLASS
                                                               --------------------------------------------------------------------
                                                                     MFS NEW                  MFS NEW                MFS NEW
                                                                    DISCOVERY                DISCOVERY              DISCOVERY
                                                                 (IQ ANNUITY(TM))        (ANNUICHOICE(TM))       (GRANDMASTER(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            (20,052)   $             (6,112)   $            (11,975)
  Net realized gain (loss) on sales of investments                         (488,040)                (35,463)               (361,388)
  Change in net unrealized appreciation
    (depreciation) during the period                                        (64,968)               (105,723)                (21,537)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                (573,060)               (147,298)               (394,900)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     158,746                  56,493                   4,802
    Contract terminations and benefits                                     (259,368)                 (8,613)               (214,520)
    Net transfers among investment options                                  428,839                 (50,923)                588,265
    Contract maintenance charges                                               (316)                   (163)                   (163)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        327,901                  (3,206)                378,384
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (245,159)               (150,504)                (16,516)

Net assets, beginning of year                                             1,024,012                 441,540                 411,116
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            778,853    $            291,036    $            394,600
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                          22,590                   8,249                     676
    Units redeemed                                                          (34,744)                 (1,182)                (29,743)
    Units transferred                                                        26,928                  (8,158)                 48,311
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             14,774                  (1,091)                 19,244
                                                               ====================================================================

                                                                                           SERVICE CLASS
                                                               --------------------------------------------------------------------
                                                                     MFS NEW
                                                                    DISCOVERY              MFS CAPITAL              MFS CAPITAL
                                                              (GRANDMASTER FLEX3(TM))     OPPORTUNITIES            OPPORTUNITIES
                                                                     DIVISION            (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                                     -MAY 21*-               DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                (77)   $            (28,178)   $             (4,316)
  Net realized gain (loss) on sales of investments                                -                (708,619)                (48,104)
  Change in net unrealized appreciation
    (depreciation) during the period                                           (296)                (63,137)                (51,842)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                    (373)               (799,934)               (104,262)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      11,875                 157,958                  95,414
    Contract terminations and benefits                                            -                (121,333)                 (5,247)
    Net transfers among investment options                                    1,292                (412,514)                (36,549)
    Contract maintenance charges                                                  -                    (624)                   (123)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         13,167                (376,513)                 53,495
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            12,794              (1,176,447)                (50,767)

Net assets, beginning of year                                                     -               2,488,200                 244,979
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $             12,794    $          1,311,753    $            194,212
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                           1,516                  26,492                  14,080
    Units redeemed                                                                -                 (20,026)                 (1,000)
    Units transferred                                                           163                 (87,839)                 (8,343)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              1,679                 (81,373)                  4,737
                                                               ====================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                          SERVICE CLASS
                                                               --------------------------------------------------------------------
                                                                    MFS CAPITAL     MFS CAPITAL OPPORTUNITIES
                                                                   OPPORTUNITIES     (GRANDMASTER FLEX3(TM))     MFS TOTAL RETURN
                                                                 (GRANDMASTER(TM))           DIVISION             (IQ ANNUITY(TM))
                                                                     DIVISION                -MAY 21*-                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            (14,386)   $                (57)   $             63,310
  Net realized gain (loss) on sales of investments                         (278,229)                    690                (208,864)
  Change in net unrealized appreciation
    (depreciation) during the period                                       (148,145)                 (1,307)               (168,987)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                (440,760)                   (674)               (314,541)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       1,114                  23,549               1,118,511
    Contract terminations and benefits                                     (185,848)                      -                (616,243)
    Net transfers among investment options                                 (258,729)                 18,039                 633,997
    Contract maintenance charges                                               (188)                      -                  (1,371)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (443,651)                 41,588               1,134,894
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (884,411)                 40,914                 820,353

Net assets, beginning of year                                             1,539,810                       -               2,887,214
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            655,399    $             40,914    $          3,707,567
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                             183                   3,088                 105,136
    Units redeemed                                                          (27,327)                      -                 (58,935)
    Units transferred                                                       (46,789)                  2,360                  52,234
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                            (73,933)                  5,448                  98,435
                                                               ====================================================================

                                                                                         SERVICE CLASS
                                                               --------------------------------------------------------------------
                                                                                                                MFS TOTAL RETURN
                                                                 MFS TOTAL RETURN        MFS TOTAL RETURN    (GRANDMASTER FLEX3(TM))
                                                                (ANNUICHOICE(TM))       (GRANDMASTER(TM))           DIVISION
                                                                     DIVISION                DIVISION               -MAY 21*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             28,928    $            120,243    $             (1,644)
  Net realized gain (loss) on sales of investments                          (66,703)               (700,639)                    (69)
  Change in net unrealized appreciation
    (depreciation) during the period                                       (157,714)                  2,701                  20,334
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                (195,489)               (577,695)                 18,621

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     642,150                  57,082                 375,279
    Contract terminations and benefits                                     (254,732)               (558,920)                    (34)
    Net transfers among investment options                                1,066,919               5,228,251                  37,796
    Contract maintenance charges                                               (736)                 (1,528)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      1,453,601               4,724,885                 413,041
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         1,258,112               4,147,190                 431,662

Net assets, beginning of year                                             1,773,298               1,557,540                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $          3,031,410    $          5,704,730    $            431,662
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                          67,011                   6,000                  42,959
    Units redeemed                                                          (28,417)                (60,652)                     (4)
    Units transferred                                                       108,274                 518,151                   4,067
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                            146,868                 463,499                  47,022
                                                               ====================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

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
                                                                                         SERVICE CLASS
                                                               --------------------------------------------------------------------
                                                                                                                   MFS RESEARCH
                                                                   MFS RESEARCH            MFS RESEARCH              (IQ3(TM)
                                                                 (ANNUICHOICE(TM))       (GRANDMASTER(TM))           DIVISION
                                                                     DIVISION                DIVISION                -MAY 7*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (4,730)   $               (856)   $                 (7)
  Net realized gain (loss) on sales of investments                          (16,530)                (23,157)                      -
  Change in net unrealized appreciation
    (depreciation) during the period                                        (67,193)                    606                    (192)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (88,453)                (23,407)                   (199)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      35,395                     200                   9,552
    Contract terminations and benefits                                       (9,000)                 (2,329)                      -
    Net transfers among investment options                                   77,140                  13,849                       3
    Contract maintenance charges                                                (79)                    (11)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        103,456                  11,709                   9,555
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            15,003                 (11,698)                  9,356

Net assets, beginning of year                                               242,468                  42,566                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            257,471    $             30,868    $              9,356
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                           4,733                      27                   1,148
    Units redeemed                                                           (1,457)                   (291)                      -
    Units transferred                                                        10,415                     148                       -
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             13,691                    (116)                  1,148
                                                               ====================================================================

                                                                  SERVICE CLASS                      SERVICE CLASS 2
                                                               --------------------    --------------------------------------------
                                                                   MFS RESEARCH
                                                             (GRANDMASTER FLEX3(TM))      VIP MONEY MARKET       VIP MONEY MARKET
                                                                     DIVISION             (IQ ANNUITY(TM))       (ANNUICHOICE(TM))
                                                                     -MAY 21*-                DIVISION                DIVISION
                                                               --------------------    --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (396)   $            (64,296)   $            (26,827)
  Net realized gain (loss) on sales of investments                              (76)                      -                       -
  Change in net unrealized appreciation
    (depreciation) during the period                                         (3,575)                    (80)                    120
                                                               --------------------    --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  (4,047)                (64,376)                (26,707)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      40,263              26,875,429               3,998,944
    Contract terminations and benefits                                            -             (26,975,502)             (1,384,534)
    Net transfers among investment options                                   44,954               1,158,557              (3,155,939)
    Contract maintenance charges                                                  -                  (3,429)                 (1,758)
                                                               --------------------    --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         85,217               1,055,055                (543,287)
                                                               --------------------    --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            81,170                 990,679                (569,994)

Net assets, beginning of year                                                     -              20,848,488               7,974,842
                                                               --------------------    --------------------------------------------

NET ASSETS, END OF YEAR                                        $             81,170    $         21,839,167    $          7,404,848
                                                               ====================    ============================================

UNIT TRANSACTIONS
    Units purchased                                                           4,625               2,661,448                 392,698
    Units redeemed                                                              (13)             (2,668,712)               (134,770)
    Units transferred                                                         5,715                 105,254                (316,983)
                                                               --------------------    --------------------------------------------
Net increase (decrease) in units                                             10,327                  97,990                 (59,055)
                                                               ====================    ============================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                        SERVICE CLASS 2
                                                               --------------------------------------------------------------------
                                                                 VIP MONEY MARKET         VIP HIGH INCOME        VIP HIGH INCOME
                                                              (GRANDMASTER FLEX3(TM))    (IQ ANNUITY(TM))       (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (462)   $             86,971    $             64,354
  Net realized gain (loss) on sales of investments                                -                  82,137                (112,868)
  Change in net unrealized appreciation
    (depreciation) during the period                                              -                  39,034                  79,841
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                    (462)                208,142                  31,327

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     975,991                 615,530                 264,435
    Contract terminations and benefits                                       (8,594)                (26,525)                (65,227)
    Net transfers among investment options                                 (420,552)               (654,179)                416,103
    Contract maintenance charges                                                  -                    (118)                   (213)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        546,845                 (65,292)                615,098
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           546,383                 142,850                 646,425

Net assets, beginning of year                                                     -                 894,864                 580,524
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            546,383    $          1,037,714    $          1,226,949
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                          97,725                  68,110                  33,040
    Units redeemed                                                             (861)                 (3,009)                 (8,337)
    Units transferred                                                       (42,171)                (51,256)                 51,902
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             54,693                  13,845                  76,605
                                                               ====================================================================

                                                                                        SERVICE CLASS 2
                                                               --------------------------------------------------------------------
                                                                                                                VIP EQUITY-INCOME
                                                                VIP EQUITY-INCOME       VIP EQUITY-INCOME    (GRANDMASTER FLEX3(TM))
                                                                 (IQ ANNUITY(TM))       (ANNUICHOICE(TM))            DIVISION
                                                                     DIVISION                DIVISION                -MAY 21*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             23,230    $             15,499    $             (1,778)
  Net realized gain (loss) on sales of investments                         (472,908)               (107,303)                     20
  Change in net unrealized appreciation
    (depreciation) during the period                                        (32,108)               (187,915)                 40,858
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                (481,786)               (279,719)                 39,100

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     732,036               1,012,707                 400,084
    Contract terminations and benefits                                     (347,923)               (104,382)                 (3,316)
    Net transfers among investment options                                  934,327                 679,740                  89,521
    Contract maintenance charges                                               (367)                   (559)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      1,318,073               1,587,506                 486,289
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           836,287               1,307,787                 525,389

Net assets, beginning of year                                             1,324,400               1,097,362                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $          2,160,687    $          2,405,149    $            525,389
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                          88,185                 132,017                  54,125
    Units redeemed                                                          (40,849)                (12,547)                   (405)
    Units transferred                                                        93,544                  76,022                  11,384
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                            140,880                 195,492                  65,104
                                                               ====================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                        SERVICE CLASS 2
                                                               --------------------------------------------------------------------
                                                                                                                    VIP GROWTH
                                                                    VIP GROWTH               VIP GROWTH      (GRANDMASTER FLEX3(TM))
                                                                 (IQ ANNUITY(TM))        (ANNUICHOICE(TM))           DIVISION
                                                                     DIVISION                 DIVISION               -MAY 21*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (5,805)   $             (9,529)   $               (486)
  Net realized gain (loss) on sales of investments                         (280,075)               (267,807)                    (10)
  Change in net unrealized appreciation
    (depreciation) during the period                                         11,956                   8,831                  (1,799)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                (273,924)               (268,505)                 (2,295)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     339,064                 219,775                  64,183
    Contract terminations and benefits                                      (61,655)                (43,479)                 (3,918)
    Net transfers among investment options                                  227,864                 157,456                  93,369
    Contract maintenance charges                                               (144)                   (248)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        505,129                 333,504                 153,634
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           231,205                  64,999                 151,339

Net assets, beginning of year                                               217,268                 593,370                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            448,473    $            658,369    $            151,339
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                          45,487                  35,897                   8,383
    Units redeemed                                                          (10,026)                 (8,515)                   (506)
    Units transferred                                                        15,873                  18,152                  12,437
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             51,334                  45,534                  20,314
                                                               ====================================================================

                                                                                        SERVICE CLASS 2
                                                               --------------------------------------------------------------------
                                                                                                                  VIP INVESTMENT
                                                                   VIP OVERSEAS            VIP OVERSEAS             GRADE BOND
                                                                 (IQ ANNUITY(TM))        (ANNUICHOICE(TM))       (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            (12,389)   $               (904)   $             31,104
  Net realized gain (loss) on sales of investments                          635,477                   1,430                  29,796
  Change in net unrealized appreciation
    (depreciation) during the period                                         (3,074)                  2,437                 294,562
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 620,014                   2,963                 355,462

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      82,592                  49,473               3,899,651
    Contract terminations and benefits                                      (12,354)                (14,288)               (917,421)
    Net transfers among investment options                                 (532,544)                (72,497)              1,420,302
    Contract maintenance charges                                                (33)                    (47)                   (570)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (462,339)                (37,359)              4,401,962
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           157,675                 (34,396)              4,757,424

Net assets, beginning of year                                                62,302                 103,491               1,561,214
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            219,977    $             69,095    $          6,318,638
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                          11,126                   6,365                 361,229
    Units redeemed                                                           (1,704)                 (1,986)                (84,867)
    Units transferred                                                        17,746                  (6,419)                133,892
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             27,168                  (2,040)                410,254
                                                               ====================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                        SERVICE CLASS 2
                                                               --------------------------------------------------------------------
                                                                  VIP INVESTMENT
                                                                    GRADE BOND           VIP ASSET MANAGER       VIP ASSET MANAGER
                                                                 (ANNUICHOICE(TM))       (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             37,657    $              6,074    $              3,276
  Net realized gain (loss) on sales of investments                           44,175                 (68,468)                (23,302)
  Change in net unrealized appreciation
    (depreciation) during the period                                        434,905                 (20,979)                (17,877)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 516,737                 (83,373)                (37,903)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     787,873                 113,795                  75,349
    Contract terminations and benefits                                     (434,539)                (83,226)                 (7,345)
    Net transfers among investment options                                4,918,611                 252,234                 159,480
    Contract maintenance charges                                             (1,123)                    (64)                    (79)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      5,270,822                 282,739                 227,405
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         5,787,559                 199,366                 189,502

Net assets, beginning of year                                             3,214,918                 298,744                 211,588
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $          9,002,477    $            498,110    $            401,090
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                          72,526                  12,359                   8,515
    Units redeemed                                                          (39,745)                 (9,711)                   (855)
    Units transferred                                                       441,912                  23,876                  17,114
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                            474,693                  26,524                  24,774
                                                               ====================================================================

                                                                                        SERVICE CLASS 2
                                                               --------------------------------------------------------------------
                                                                                                                    VIP ASSET
                                                                  VIP INDEX 500            VIP INDEX 500         MANAGER: GROWTH
                                                                 (IQ ANNUITY(TM))        (ANNUICHOICE(TM))       (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            (12,052)   $             (5,402)   $               (265)
  Net realized gain (loss) on sales of investments                           14,767                (320,362)                 (3,663)
  Change in net unrealized appreciation
    (depreciation) during the period                                        (70,021)               (136,859)                (13,654)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (67,306)               (462,623)                (17,582)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     522,690                 234,362                  52,126
    Contract terminations and benefits                                     (201,110)               (127,249)                (21,857)
    Net transfers among investment options                                1,402,898                  24,782                  47,375
    Contract maintenance charges                                               (386)                   (603)                    (34)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      1,724,092                 131,292                  77,610
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         1,656,786                (331,331)                 60,028

Net assets, beginning of year                                               617,430               2,106,997                  45,915
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $          2,274,216    $          1,775,666    $            105,943
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                          66,904                  30,878                   5,927
    Units redeemed                                                          (26,366)                (18,179)                 (2,674)
    Units transferred                                                       216,945                  11,765                   5,501
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                            257,483                  24,464                   8,754
                                                               ====================================================================

                                                                 SERVICE CLASS 2
                                                               --------------------
                                                                    VIP ASSET
                                                                 MANAGER: GROWTH
                                                                (ANNUICHOICE(TM))
                                                                     DIVISION
                                                               --------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $              1,322
  Net realized gain (loss) on sales of investments                          (15,630)
  Change in net unrealized appreciation
    (depreciation) during the period                                         (9,525)
                                                               --------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (23,833)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       4,354
    Contract terminations and benefits                                      (23,930)
    Net transfers among investment options                                   54,538
    Contract maintenance charges                                                (39)
                                                               --------------------
Net increase (decrease) in net assets
  from contract related transactions                                         34,923
                                                               --------------------
INCREASE (DECREASE) IN NET ASSETS                                            11,090

Net assets, beginning of year                                               107,889
                                                               --------------------

NET ASSETS, END OF YEAR                                        $            118,979
                                                               ====================

UNIT TRANSACTIONS
    Units purchased                                                             526
    Units redeemed                                                           (3,430)
    Units transferred                                                         6,788
                                                               --------------------
Net increase (decrease) in units                                              3,884
                                                               ====================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                        SERVICE CLASS 2
                                                               --------------------------------------------------------------------
                                                                   VIP BALANCED            VIP BALANCED            VIP CONTRAFUND
                                                                 (IQ ANNUITY(TM))        (ANNUICHOICE(TM))        (IQ ANNUITY(TM))
                                                                     DIVISION                DIVISION                 DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                422    $             18,775    $            (11,694)
  Net realized gain (loss) on sales of investments                          (52,613)                (86,241)                  1,203
  Change in net unrealized appreciation
    (depreciation) during the period                                        (51,163)               (138,600)               (125,324)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                (103,354)               (206,066)               (135,815)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     426,316                  32,884                 632,689
    Contract terminations and benefits                                     (333,160)               (130,401)               (105,318)
    Net transfers among investment options                                  495,058                  43,397                 618,352
    Contract maintenance charges                                               (162)                   (499)                   (341)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        588,052                 (54,619)              1,145,382
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           484,698                (260,685)              1,009,567

Net assets, beginning of year                                               352,246               1,629,110                 533,194
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            836,944    $          1,368,425    $          1,542,761
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                          44,700                   3,692                  68,336
    Units redeemed                                                          (37,978)                (16,225)                (12,239)
    Units transferred                                                        53,054                     874                  69,109
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             59,776                 (11,659)                125,206
                                                               ====================================================================

                                                                                        SERVICE CLASS 2
                                                               --------------------------------------------------------------------
                                                                                          VIP CONTRAFUND           VIP GROWTH
                                                                  VIP CONTRAFUND     (GRANDMASTER FLEX3(TM))      OPPORTUNITIES
                                                                (ANNUICHOICE(TM))            DIVISION            (IQ ANNUITY(TM))
                                                                     DIVISION                -MAY 21*-               DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            (11,439)   $             (1,413)   $               (496)
  Net realized gain (loss) on sales of investments                          (51,661)                   (999)                (10,033)
  Change in net unrealized appreciation
    (depreciation) during the period                                        (73,781)                  1,002                 (11,747)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                (136,881)                 (1,410)                (22,276)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     199,620                 214,847                  21,035
    Contract terminations and benefits                                      (37,757)                 (2,178)                (48,287)
    Net transfers among investment options                                  669,177                 327,667                  (8,687)
    Contract maintenance charges                                               (408)                      -                     (18)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        830,632                 540,336                 (35,957)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           693,751                 538,926                 (58,233)

Net assets, beginning of year                                               778,311                       -                  96,604
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $          1,472,062    $            538,926    $             38,371
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                          23,866                  25,021                   2,392
    Units redeemed                                                           (4,633)                   (252)                 (6,527)
    Units transferred                                                        77,022                  37,824                  (1,038)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             96,255                  62,593                  (5,173)
                                                               ====================================================================

                                                                 SERVICE CLASS 2
                                                               --------------------
                                                                    VIP GROWTH
                                                                  OPPORTUNITIES
                                                                (ANNUICHOICE(TM))
                                                                     DIVISION
                                                               --------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (936)
  Net realized gain (loss) on sales of investments                           (9,246)
  Change in net unrealized appreciation
    (depreciation) during the period                                        (11,292)
                                                               --------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (21,474)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      49,103
    Contract terminations and benefits                                      (15,018)
    Net transfers among investment options                                   65,208
    Contract maintenance charges                                                (38)
                                                               --------------------
Net increase (decrease) in net assets
  from contract related transactions                                         99,255
                                                               --------------------
INCREASE (DECREASE) IN NET ASSETS                                            77,781

Net assets, beginning of year                                                62,576
                                                               --------------------

NET ASSETS, END OF YEAR                                        $            140,357
                                                               ====================

UNIT TRANSACTIONS
    Units purchased                                                           6,687
    Units redeemed                                                           (2,140)
    Units transferred                                                         8,240
                                                               --------------------
Net increase (decrease) in units                                             12,787
                                                               ====================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                        SERVICE CLASS 2
                                                               --------------------------------------------------------------------
                                                                    VIP GROWTH
                                                                  OPPORTUNITIES            VIP GROWTH &            VIP GROWTH &
                                                             (GRANDMASTER FLEX3(TM))          INCOME                  INCOME
                                                                    DIVISION             (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                                    -MAY 21*-                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                 (8)   $             (4,580)   $             (2,483)
  Net realized gain (loss) on sales of investments                               (1)                (35,244)                (30,780)
  Change in net unrealized appreciation
    (depreciation) during the period                                           (106)               (109,844)                (78,734)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                    (115)               (149,668)               (111,997)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       1,074                 314,804                 268,004
    Contract terminations and benefits                                            -                 (77,076)                (29,054)
    Net transfers among investment options                                      (10)                701,784                 206,102
    Contract maintenance charges                                                  -                    (202)                   (229)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                          1,064                 939,310                 444,823
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                               949                 789,642                 332,826

Net assets, beginning of year                                                     -                 299,163                 469,898
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $                949    $          1,088,805    $            802,724
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                             118                  35,889                  34,387
    Units redeemed                                                                -                  (9,660)                 (4,169)
    Units transferred                                                            (1)                 82,638                  25,404
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                                117                 108,867                  55,622
                                                               ====================================================================

                                                                                        SERVICE CLASS 2
                                                               --------------------------------------------------------------------
                                                                   VIP GROWTH &
                                                                      INCOME
                                                             (GRANDMASTER FLEX3(TM))       VIP MID CAP              VIP MID CAP
                                                                     DIVISION            (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                                    -MAY 21*-                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (255)   $            (19,475)   $            (20,115)
  Net realized gain (loss) on sales of investments                               23                (536,727)               (324,549)
  Change in net unrealized appreciation
    (depreciation) during the period                                           (908)                 (9,087)                (59,475)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  (1,140)               (565,289)               (404,139)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      17,513                 418,836                 290,081
    Contract terminations and benefits                                       (2,231)               (268,287)               (226,441)
    Net transfers among investment options                                   56,722               2,149,506               1,080,538
    Contract maintenance charges                                                  -                    (210)                   (698)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         72,004               2,299,845               1,143,480
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            70,864               1,734,556                 739,341

Net assets, beginning of year                                                     -                 472,049               1,620,705
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $             70,864    $          2,206,605    $          2,360,046
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                           1,966                  42,765                  29,974
    Units redeemed                                                             (255)                (27,449)                (25,718)
    Units transferred                                                         6,453                 178,839                  96,638
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              8,164                 194,155                 100,894
                                                               ====================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                        SERVICE CLASS 2
                                                               --------------------------------------------------------------------
                                                                                                                    VIP DYNAMIC
                                                                   VIP MID CAP            VIP AGGRESSIVE              CAPITAL
                                                             (GRANDMASTER FLEX3(TM))          GROWTH               APPRECIATION
                                                                    DIVISION             (IQ ANNUITY(TM))        (IQ ANNUITY(TM))
                                                                    -MAY 21*-                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (300)   $               (611)   $                (93)
  Net realized gain (loss) on sales of investments                             (216)                (12,649)                    127
  Change in net unrealized appreciation
    (depreciation) during the period                                            487                  (6,952)                 (1,222)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                     (29)                (20,212)                 (1,188)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      40,323                   5,460                     200
    Contract terminations and benefits                                       (1,641)                 (4,014)                      -
    Net transfers among investment options                                   37,056                   3,279                   7,249
    Contract maintenance charges                                                  -                      (9)                     (7)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         75,738                   4,716                   7,442
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            75,709                 (15,496)                  6,254

Net assets, beginning of year                                                     -                  35,400                   1,683
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $             75,709    $             19,904    $              7,937
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                           4,728                     614                      21
    Units redeemed                                                             (198)                   (417)                     (1)
    Units transferred                                                         4,419                  (1,033)                    756
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              8,949                    (836)                    776
                                                               ====================================================================

                                                                  SERVICE CLASS 2                    SERVICE SHARES
                                                               --------------------    --------------------------------------------
                                                                   VIP DYNAMIC
                                                                     CAPITAL               JANUS ASPEN             JANUS ASPEN
                                                                   APPRECIATION              GROWTH                  GROWTH
                                                                 (ANNUICHOICE(TM))       (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------    --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (463)   $            (13,894)   $            (13,908)
  Net realized gain (loss) on sales of investments                              845                (361,982)                 (8,535)
  Change in net unrealized appreciation
    (depreciation) during the period                                         (2,616)                 52,625                (232,841)
                                                               --------------------    --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  (2,234)               (323,251)               (255,284)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                           -                 118,756                  62,995
    Contract terminations and benefits                                            -                 (61,482)               (100,227)
    Net transfers among investment options                                   (6,534)               (351,968)               (156,096)
    Contract maintenance charges                                                (36)                   (471)                   (286)
                                                               --------------------    --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         (6,570)               (295,165)               (193,614)
                                                               --------------------    --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            (8,804)               (618,416)               (448,898)

Net assets, beginning of year                                                30,567               1,237,215                 977,019
                                                               --------------------    --------------------------------------------

NET ASSETS, END OF YEAR                                        $             21,763    $            618,799    $            528,121
                                                               ====================    ============================================

UNIT TRANSACTIONS
    Units purchased                                                               -                  21,533                  11,943
    Units redeemed                                                               (4)                (11,321)                (17,409)
    Units transferred                                                          (696)                (68,906)                (30,897)
                                                               --------------------    --------------------------------------------
Net increase (decrease) in units                                               (700)                (58,694)                (36,363)
                                                               ====================    ============================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                         SERVICE SHARES
                                                               --------------------------------------------------------------------
                                                                                           JANUS ASPEN
                                                                   JANUS ASPEN               GROWTH                JANUS ASPEN
                                                                      GROWTH          (GRANDMASTER FLEX3(TM))   AGGRESSIVE GROWTH
                                                                 (GRANDMASTER(TM))           DIVISION            (IQ ANNUITY(TM))
                                                                     DIVISION                -MAY 21*-               DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (1,334)   $               (269)   $            (10,563)
  Net realized gain (loss) on sales of investments                          (42,735)                 (1,359)               (265,503)
  Change in net unrealized appreciation
    (depreciation) during the period                                          8,559                  (3,073)                (15,379)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (35,510)                 (4,701)               (291,445)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       6,077                  16,880                  44,945
    Contract terminations and benefits                                      (15,490)                      -                 (44,789)
    Net transfers among investment options                                   73,141                  23,107                (123,868)
    Contract maintenance charges                                                (20)                      -                    (324)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         63,708                  39,987                (124,036)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            28,198                  35,286                (415,481)

Net assets, beginning of year                                                71,791                       -                 965,241
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $             99,989    $             35,286    $            549,760
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                             991                   1,737                  12,287
    Units redeemed                                                           (2,406)                      -                 (12,200)
    Units transferred                                                         9,858                   2,912                 (41,284)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              8,443                   4,649                 (41,197)
                                                               ====================================================================

                                                                                         SERVICE SHARES
                                                               --------------------------------------------------------------------
                                                                                                                   JANUS ASPEN
                                                                   JANUS ASPEN             JANUS ASPEN          AGGRESSIVE GROWTH
                                                                AGGRESSIVE  GROWTH      AGGRESSIVE GROWTH    (GRANDMASTER FLEX3(TM))
                                                                 (ANNUICHOICE(TM))       (GRANDMASTER(TM))           DIVISION
                                                                     DIVISION                DIVISION                -MAY 21*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (5,111)   $               (902)   $                (50)
  Net realized gain (loss) on sales of investments                          (16,242)                (17,479)                    (10)
  Change in net unrealized appreciation
    (depreciation) during the period                                        (66,097)                    (29)                   (586)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (87,450)                (18,410)                   (646)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      70,035                       -                   6,432
    Contract terminations and benefits                                       (9,616)                 (7,794)                     (7)
    Net transfers among investment options                                   (6,563)                143,126                   6,443
    Contract maintenance charges                                               (103)                    (26)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         53,753                 135,306                  12,868
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           (33,697)                116,896                  12,222

Net assets, beginning of year                                               285,494                  15,812                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            251,797    $            132,708    $             12,222
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                          17,136                       -                     730
    Units redeemed                                                           (2,268)                 (1,116)                      -
    Units transferred                                                        (2,542)                 20,937                     792
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             12,326                  19,821                   1,522
                                                               ====================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                         SERVICE SHARES
                                                               --------------------------------------------------------------------
                                                                   JANUS ASPEN             JANUS ASPEN             JANUS ASPEN
                                                                     CAPITAL                 CAPITAL                 CAPITAL
                                                                   APPRECIATION            APPRECIATION            APPRECIATION
                                                                 (IQ ANNUITY(TM))        (ANNUICHOICE(TM))       (GRANDMASTER(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            (18,534)   $             (9,163)   $             (4,027)
  Net realized gain (loss) on sales of investments                         (262,413)                (63,899)                (96,311)
  Change in net unrealized appreciation
    (depreciation) during the period                                        (49,369)                (59,220)                 (6,988)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                (330,316)               (132,282)               (107,326)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     195,012                 141,246                   3,034
    Contract terminations and benefits                                     (153,808)                (83,667)                (82,693)
    Net transfers among investment options                                 (283,742)                 67,011                  67,353
    Contract maintenance charges                                               (679)                   (161)                   (181)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (243,217)                124,429                 (12,487)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (573,533)                 (7,853)               (119,813)

Net assets, beginning of year                                             1,804,371                 611,919                 390,644
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $          1,230,838    $            604,066    $            270,831
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                          30,316                  19,821                     413
    Units redeemed                                                          (25,407)                (12,392)                (11,274)
    Units transferred                                                       (51,238)                  7,339                   3,159
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                            (46,329)                 14,768                  (7,702)
                                                               ====================================================================

                                                                                         SERVICE SHARES
                                                               --------------------------------------------------------------------
                                                                   JANUS ASPEN
                                                                     CAPITAL
                                                                  APPRECIATION           JANUS ASPEN CORE        JANUS ASPEN CORE
                                                             (GRANDMASTER FLEX3(TM))          EQUITY                  EQUITY
                                                                    DIVISION             (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                                     -MAY 21*-               DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                (59)   $             (7,747)   $             (3,041)
  Net realized gain (loss) on sales of investments                               (4)                (82,540)                (13,842)
  Change in net unrealized appreciation
    (depreciation) during the period                                         (2,658)                (32,131)                (30,617)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  (2,721)               (122,418)                (47,500)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       5,748                 126,018                  27,323
    Contract terminations and benefits                                            -                (107,020)                (80,031)
    Net transfers among investment options                                  103,450                 295,555                  62,089
    Contract maintenance charges                                                  -                    (220)                    (76)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        109,198                 314,333                   9,305
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           106,477                 191,915                 (38,195)

Net assets, beginning of year                                                     -                 551,824                 245,980
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            106,477    $            743,739    $            207,785
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                             629                  16,199                   3,516
    Units redeemed                                                               (3)                (13,985)                 (9,677)
    Units transferred                                                        11,712                  42,100                   7,450
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             12,338                  44,314                   1,289
                                                               ====================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                         SERVICE SHARES
                                                               --------------------------------------------------------------------
                                                                                         JANUS ASPEN CORE           JANUS ASPEN
                                                                 JANUS ASPEN CORE            EQUITY                INTERNATIONAL
                                                                     EQUITY          (GRANDMASTER FLEX3(TM))          GROWTH
                                                                (GRANDMASTER(TM))            DIVISION             (IQ ANNUITY(TM))
                                                                     DIVISION                -MAY 21*-                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (368)   $                (60)   $            (26,938)
  Net realized gain (loss) on sales of investments                            1,176                      (2)                (53,901)
  Change in net unrealized appreciation
    (depreciation) during the period                                         (5,765)                 (1,037)               (219,144)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  (4,957)                 (1,099)               (299,983)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                         200                   8,942                 174,869
    Contract terminations and benefits                                       (2,462)                     (5)               (262,416)
    Net transfers among investment options                                   45,193                  27,960              (1,027,411)
    Contract maintenance charges                                                (32)                      -                    (728)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         42,899                  36,897              (1,115,686)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            37,942                  35,798              (1,415,669)

Net assets, beginning of year                                                23,820                       -               3,820,881
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $             61,762    $             35,798    $          2,405,212
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                              24                   1,078                  31,712
    Units redeemed                                                             (300)                      -                 (45,671)
    Units transferred                                                         6,070                   3,408                 (66,678)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              5,794                   4,486                 (80,637)
                                                               ====================================================================

                                                                                         SERVICE SHARES
                                                               --------------------------------------------------------------------
                                                                    JANUS ASPEN            JANUS ASPEN            JANUS ASPEN
                                                                   INTERNATIONAL          INTERNATIONAL       INTERNATIONAL GROWTH
                                                                      GROWTH                 GROWTH          (GRANDMASTER FLEX3(TM))
                                                                 (ANNUICHOICE(TM))       (GRANDMASTER(TM))           DIVISION
                                                                      DIVISION               DIVISION                -MAY 21*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (2,232)   $               (816)   $                 13
  Net realized gain (loss) on sales of investments                          (32,602)                 (5,112)                    (16)
  Change in net unrealized appreciation
    (depreciation) during the period                                         (5,686)                 (7,585)                 (1,373)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (40,520)                (13,513)                 (1,376)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      85,418                   7,444                   6,466
    Contract terminations and benefits                                      (21,856)                (18,378)                      -
    Net transfers among investment options                                  (55,509)               (177,811)                 35,436
    Contract maintenance charges                                               (117)                     (9)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                          7,936                (188,754)                 41,902
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           (32,584)               (202,267)                 40,526

Net assets, beginning of year                                               232,503                 249,351                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            199,919    $             47,084    $             40,526
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                          14,150                     987                     710
    Units redeemed                                                           (3,379)                 (2,313)                      -
    Units transferred                                                        (5,382)                (20,738)                  4,560
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              5,389                 (22,064)                  5,270
                                                               ====================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                         SERVICE SHARES
                                                               --------------------------------------------------------------------
                                                                   JANUS ASPEN             JANUS ASPEN              JANUS ASPEN
                                                                 STRATEGIC VALUE         STRATEGIC VALUE          STRATEGIC VALUE
                                                                 (IQ ANNUITY(TM))        (ANNUICHOICE(TM))       (GRANDMASTER(TM))
                                                                     DIVISION                DIVISION                 DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (9,834)   $            (16,232)   $            (14,966)
  Net realized gain (loss) on sales of investments                          (73,896)               (142,494)               (136,134)
  Change in net unrealized appreciation
    (depreciation) during the period                                       (104,448)               (146,290)               (196,603)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                (188,178)               (305,016)               (347,703)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      93,329                  36,952                  11,813
    Contract terminations and benefits                                     (113,785)                (64,071)               (206,168)
    Net transfers among investment options                                   64,583                (262,067)                 19,426
    Contract maintenance charges                                               (417)                   (248)                   (176)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         43,710                (289,434)               (175,105)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (144,468)               (594,450)               (522,808)

Net assets, beginning of year                                               630,046               1,210,975               1,298,810
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            485,578    $            616,525    $            776,002
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                          12,233                   4,489                   1,462
    Units redeemed                                                          (15,306)                 (9,368)                (26,304)
    Units transferred                                                         4,616                 (41,575)                 (5,192)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              1,543                 (46,454)                (30,034)
                                                               ====================================================================

                                                                                         SERVICE SHARES
                                                               --------------------------------------------------------------------
                                                                    JANUS ASPEN
                                                                   STRATEGIC VALUE         JANUS ASPEN               JANUS ASPEN
                                                               (GRANDMASTER FLEX3(TM))      BALANCED                  BALANCED
                                                                      DIVISION          (ANNUICHOICE(TM))       (GRANDMASTER(TM))
                                                                     -MAY 21*-              DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                (64)   $              6,390    $              3,679
  Net realized gain (loss) on sales of investments                               (4)                (42,033)                (22,373)
  Change in net unrealized appreciation
    (depreciation) during the period                                           (383)               (113,975)                (33,342)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                    (451)               (149,618)                (52,036)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       9,372                 137,551                  29,562
    Contract terminations and benefits                                           (5)               (138,898)                (97,610)
    Net transfers among investment options                                    7,941                 617,064                 156,506
    Contract maintenance charges                                                  -                    (638)                   (107)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         17,308                 615,079                  88,351
                                                               --------------------------------------------------------------------
                                                                             16,857                 465,461                  36,315
INCREASE (DECREASE) IN NET ASSETS
                                                                                  -               1,404,456                 572,813
Net assets, beginning of year                                  --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $             16,857    $          1,869,917    $            609,128
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                           1,237                  14,912                   3,126
    Units redeemed                                                                -                 (15,570)                (10,786)
    Units transferred                                                         1,069                  66,498                  16,944
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              2,306                  65,840                   9,284
                                                               ====================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                         SERVICE SHARES
                                                               --------------------------------------------------------------------
                                                                   JANUS ASPEN             JANUS ASPEN
                                                                     BALANCED                BALANCED              JANUS ASPEN
                                                               (GRANDMASTER FLEX3(TM))       (IQ3(TM))           WORLDWIDE GROWTH
                                                                     DIVISION                DIVISION           (ANNUICHOICE(TM))
                                                                    -MAY 21*-                -MAY 7*-               DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                629    $                426    $             (6,549)
  Net realized gain (loss) on sales of investments                               89                    (528)               (141,088)
  Change in net unrealized appreciation
    (depreciation) during the period                                         (1,094)                   (932)                (26,455)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                    (376)                 (1,034)               (174,092)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      25,305                  58,119                 155,585
    Contract terminations and benefits                                       (3,864)                    (45)                (27,683)
    Net transfers among investment options                                   66,237                  (7,743)                 46,830
    Contract maintenance charges                                                  -                       -                    (196)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         87,678                  50,331                 174,536
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            87,302                  49,297                     444

Net assets, beginning of year                                                     -                       -                 539,885
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $             87,302    $             49,297    $            540,329
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                           2,745                   6,106                  23,713
    Units redeemed                                                             (421)                     (5)                 (5,539)
    Units transferred                                                         7,155                    (823)                  8,348
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              9,479                   5,278                  26,522
                                                               ====================================================================

                                                                                         SERVICE SHARES
                                                               --------------------------------------------------------------------
                                                                                                                   JANUS ASPEN
                                                                   JANUS ASPEN             JANUS ASPEN           WORLDWIDE GROWTH
                                                                 WORLDWIDE GROWTH        WORLDWIDE GROWTH    (GRANDMASTER FLEX3(TM))
                                                                 (IQ ANNUITY(TM))        (GRANDMASTER(TM))          DIVISION
                                                                     DIVISION                DIVISION              -MAY 21*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (2,662)   $                (81)   $                144
  Net realized gain (loss) on sales of investments                          (98,122)                (13,613)                     (7)
  Change in net unrealized appreciation
    (depreciation) during the period                                        (17,034)                 (9,012)                   (703)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                (117,818)                (22,706)                   (566)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                     233,020                     283                   9,382
    Contract terminations and benefits                                       (8,978)                 (4,644)                    (15)
    Net transfers among investment options                                  240,145                 178,458                  41,743
    Contract maintenance charges                                                (24)                    (39)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        464,163                 174,058                  51,110
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           346,345                 151,352                  50,544

Net assets, beginning of year                                               115,633                  50,351                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            461,978    $            201,703    $             50,544
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                          30,815                      41                   1,183
    Units redeemed                                                           (1,311)                   (635)                     (2)
    Units transferred                                                        30,975                  27,298                   5,324
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             60,479                  26,704                   6,505
                                                               ====================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                         CLASS 1B SHARES
                                                               --------------------------------------------------------------------
                                                                    PUTNAM VT              PUTNAM VT               PUTNAM VT
                                                                 GROWTH & INCOME        GROWTH & INCOME          GROWTH & INCOME
                                                                (ANNUICHOICE(TM))       (IQ ANNUITY(TM))        (GRANDMASTER(TM))
                                                                    DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             10,076    $              3,106    $              2,762
  Net realized gain (loss) on sales of investments                         (163,528)                (48,787)                (75,968)
  Change in net unrealized appreciation
    (depreciation) during the period                                       (172,322)               (115,039)                 (7,233)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                (325,774)               (160,720)                (80,439)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      46,403                  62,297                  20,293
    Contract terminations and benefits                                      (66,470)               (112,685)                (45,122)
    Net transfers among investment options                                  (39,120)                601,754                 281,407
    Contract maintenance charges                                               (396)                   (125)                   (102)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        (59,583)                551,241                 256,476
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (385,357)                390,521                 176,037

Net assets, beginning of year                                             1,333,336                 377,863                 219,734
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            947,979    $            768,384    $            395,771
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                           5,368                   7,186                   2,287
    Units redeemed                                                           (9,363)                (15,299)                 (6,052)
    Units transferred                                                       (12,004)                 71,530                  33,565
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                            (15,999)                 63,417                  29,800
                                                               ====================================================================

                                                                                         CLASS 1B SHARES
                                                               --------------------------------------------------------------------
                                                                     PUTNAM VT              PUTNAM VT               PUTNAM VT
                                                                   GROWTH & INCOME        INTERNATIONAL           INTERNATIONAL
                                                               (GRANDMASTER FLEX3(TM))       GROWTH                  GROWTH
                                                                    DIVISION             (ANNUICHOICE(TM))       (IQ ANNUITY(TM))
                                                                    -MAY 21*-                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (168)   $             (3,038)   $             (7,862)
  Net realized gain (loss) on sales of investments                              (19)                 (7,048)                303,177
  Change in net unrealized appreciation
    (depreciation) during the period                                           (342)                     69                  (5,773)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                    (529)                (10,017)                289,542

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      41,066                 149,065                 182,423
    Contract terminations and benefits                                            -                  (3,107)             (1,019,471)
    Net transfers among investment options                                    8,614                 118,821               1,058,131
    Contract maintenance charges                                                  -                     (64)                   (101)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         49,680                 264,715                 220,982
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            49,151                 254,698                 510,524

Net assets, beginning of year                                                     -                 142,306                  27,587
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $             49,151    $            397,004    $            538,111
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                           5,040                  20,995                  24,354
    Units redeemed                                                               (5)                   (475)               (138,314)
    Units transferred                                                         1,048                  22,181                 184,703
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              6,083                  42,701                  70,743
                                                               ====================================================================

                                                                CLASS 1B SHARES
                                                               --------------------
                                                                  PUTNAM VT
                                                                 INTERNATIONAL
                                                                   GROWTH
                                                                (GRANDMASTER(TM))
                                                                   DIVISION
                                                               --------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (3,469)
  Net realized gain (loss) on sales of investments                         (113,526)
  Change in net unrealized appreciation
    (depreciation) during the period                                         21,525
                                                               --------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (95,470)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                       6,217
    Contract terminations and benefits                                     (146,861)
    Net transfers among investment options                                  528,180
    Contract maintenance charges                                               (139)
                                                               --------------------
Net increase (decrease) in net assets
  from contract related transactions                                        387,397
                                                               --------------------
INCREASE (DECREASE) IN NET ASSETS                                           291,927

Net assets, beginning of year                                               193,750
                                                               --------------------

NET ASSETS, END OF YEAR                                        $            485,677
                                                               ====================

UNIT TRANSACTIONS
    Units purchased                                                             838
    Units redeemed                                                          (20,329)
    Units transferred                                                        65,331
                                                               --------------------
Net increase (decrease) in units                                             45,840
                                                               ====================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                         CLASS 1B SHARES
                                                               --------------------------------------------------------------------
                                                                    PUTNAM VT
                                                                INTERNATIONAL GROWTH      PUTNAM VT SMALL         PUTNAM VT SMALL
                                                               (GRANDMASTER FLEX3(TM))      CAP VALUE                CAP VALUE
                                                                    DIVISION             (ANNUICHOICE(TM))        (IQ ANNUITY(TM))
                                                                    -MAY 21*-               DIVISION                  DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $               (385)   $             (7,134)   $             (4,501)
  Net realized gain (loss) on sales of investments                              194                 (61,030)                (94,718)
  Change in net unrealized appreciation
    (depreciation) during the period                                            988                (174,507)               (170,465)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                     797                (242,671)               (269,684)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      36,882                 336,484                 434,615
    Contract terminations and benefits                                         (878)                (30,013)                (81,731)
    Net transfers among investment options                                  113,068                 432,702                 454,564
    Contract maintenance charges                                                  -                    (347)                   (205)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        149,072                 738,826                 807,243
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           149,869                 496,155                 537,559

Net assets, beginning of year                                                     -                 530,839                 242,074
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            149,869    $          1,026,994    $            779,633
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                           4,687                  31,644                  43,444
    Units redeemed                                                             (116)                 (3,435)                 (9,346)
    Units transferred                                                        14,328                  36,534                  36,786
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             18,899                  64,743                  70,884
                                                               ====================================================================

                                                                                CLASS 1B SHARES
                                                               --------------------------------------------
                                                                                         PUTNAM VT SMALL
                                                                  PUTNAM VT SMALL            CAP VALUE
                                                                    CAP VALUE        (GRANDMASTER FLEX3(TM))
                                                                 (GRANDMASTER(TM))           DIVISION
                                                                     DIVISION                -MAY 21*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            (35,377)   $               (137)
  Net realized gain (loss) on sales of investments                       (1,377,191)                    (23)
  Change in net unrealized appreciation
    (depreciation) during the period                                       (521,145)                   (691)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (1,933,713)                   (851)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      38,136                  17,424
    Contract terminations and benefits                                     (339,770)                      -
    Net transfers among investment options                                6,142,711                  21,508
    Contract maintenance charges                                             (1,416)                      -
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      5,839,661                  38,932
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         3,905,948                  38,081

Net assets, beginning of year                                               845,195                       -
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $          4,751,143    $             38,081
                                                               ============================================

UNIT TRANSACTIONS
    Units purchased                                                           3,737                   2,251
    Units redeemed                                                          (34,541)                      -
    Units transferred                                                       496,443                   2,923
                                                               --------------------------------------------
Net increase (decrease) in units                                            465,639                   5,174
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                         CLASS 1B SHARES
                                                               --------------------------------------------------------------------
                                                                   PUTNAM VT                 PUTNAM VT              PUTNAM VT
                                                                  TECHNOLOGY                TECHNOLOGY              TECHNOLOGY
                                                                (ANNUICHOICE(TM))        (IQ ANNUITY(TM))        (GRANDMASTER(TM))
                                                                   DIVISION                  DIVISION                DIVISION
                                                                   -MAY 1**-                  -MAY 1**-              -MAY 1**-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $             (1,017)   $             (1,726)   $               (271)
  Net realized gain (loss) on sales of investments                          (44,219)               (100,460)                (17,422)
  Change in net unrealized appreciation
    (depreciation) during the period                                          2,813                      93                   5,395
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (42,423)               (102,093)                (12,298)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      12,061                  25,708                      67
    Contract terminations and benefits                                      (22,279)                (10,145)                 (2,399)
    Net transfers among investment options                                   25,225                  47,273                 (29,941)
    Contract maintenance charges                                                (19)                      -                     (21)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         14,988                  62,836                 (32,294)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           (27,435)                (39,257)                (44,592)

Net assets, beginning of year                                                27,435                  39,257                  44,592
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $                  -    $                  -    $                  -
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                           1,555                   3,247                       9
    Units redeemed                                                           (3,037)                 (1,426)                   (351)
    Units transferred                                                        (1,604)                 (6,227)                 (5,572)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             (3,086)                 (4,406)                 (5,914)
                                                               ====================================================================

                                                                                         CLASS 1B SHARES
                                                               --------------------------------------------------------------------
                                                                    PUTNAM VT               PUTNAM VT               PUTNAM VT
                                                                    VOYAGER II              VOYAGER II              VOYAGER II
                                                                 (ANNUICHOICE(TM))       (IQ ANNUITY(TM))        (GRANDMASTER(TM))
                                                                      DIVISION                DIVISION               DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $            (11,410)   $             (6,169)   $             (1,745)
  Net realized gain (loss) on sales of investments                         (135,199)               (246,553)                (59,261)
  Change in net unrealized appreciation
    (depreciation) during the period                                       (142,439)                 (1,217)                 (2,240)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                (289,048)               (253,939)                (63,246)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      40,604                  80,736                   1,133
    Contract terminations and benefits                                      (34,460)               (159,226)                (14,595)
    Net transfers among investment options                                 (159,818)                396,172                  51,525
    Contract maintenance charges                                               (269)                    (49)                    (12)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (153,943)                317,633                  38,051
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (442,991)                 63,694                 (25,195)

Net assets, beginning of year                                               995,373                 105,194                 103,858
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            552,382    $            168,888    $             78,663
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                           7,127                  10,789                     188
    Units redeemed                                                           (6,810)                (23,361)                 (2,182)
    Units transferred                                                       (30,788)                 29,275                   3,127
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                            (30,471)                 16,703                   1,133
                                                               ====================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
* - 2002 close date for division.
Note:  Year ended unless otherwise noted.

                                                                  CLASS 1B SHARES                         CLASS B
                                                               -----------------------  -------------------------------------------
                                                                     PUTNAM VT          SCUDDER EAFE EQUITY      SCUDDER EAFE EQUITY
                                                                     VOYAGER II               INDEX                   INDEX
                                                               (GRANDMASTER FLEX3(TM))  (GRANDMASTER FLEX3(TM))       (IQ3(TM))
                                                                     DIVISION                 DIVISION               DIVISION
                                                                     -MAY 21*-                -MAY 21*-              -MAY 7*-
                                                               -----------------------  -------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                   (79) $                    10  $            1,280
  Net realized gain (loss) on sales of investments                                   -                        -              (8,721)
  Change in net unrealized appreciation
    (depreciation) during the period                                              (421)                     (64)             (3,103)
                                                               -----------------------  -------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                       (500)                     (54)            (10,544)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                         16,825                    1,098              87,892
    Contract terminations and benefits                                               -                        -                (183)
    Net transfers among investment options                                          11                        1              97,768
    Contract maintenance charges                                                     -                        -                   -
                                                               -----------------------  -------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                            16,836                    1,099             185,477
                                                               -----------------------  -------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                               16,336                    1,045             174,933

Net assets, beginning of year                                                        -                        -                   -
                                                               -----------------------  -------------------------------------------

NET ASSETS, END OF YEAR                                        $                16,336  $                 1,045  $          174,933
                                                               =======================  ===========================================

UNIT TRANSACTIONS
    Units purchased                                                              2,181                      137               9,186
    Units redeemed                                                                   -                        -                 (24)
    Units transferred                                                                -                        -              13,323
                                                               -----------------------  -------------------------------------------
Net increase (decrease) in units                                                 2,181                      137              22,485
                                                               =======================  ===========================================

                                                                                    CLASS B
                                                               ------------------------------------------------
                                                                    SCUDDER EQUITY        SCUDDER EQUITY
                                                                      500 INDEX               500 INDEX
                                                               (GRANDMASTER FLEX3(TM))        (IQ3(TM))
                                                                      DIVISION                DIVISION
                                                                      -MAY 21*-               -MAY 7*-
                                                               ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                   338  $                   991
  Net realized gain (loss) on sales of investments                                  41                      315
  Change in net unrealized appreciation
    (depreciation) during the period                                            (1,465)                   5,654
                                                               ------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                     (1,086)                   6,960

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                         24,290                   58,038
    Contract terminations and benefits                                          (1,671)                  (1,149)
    Net transfers among investment options                                      33,589                  144,484
    Contract maintenance charges                                                     -                        -
                                                               ------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                            56,208                  201,373
                                                               ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                               55,122                  208,333

Net assets, beginning of year                                                        -                        -
                                                               ------------------------------------------------

NET ASSETS, END OF YEAR                                        $                55,122  $               208,333
                                                               ================================================

UNIT TRANSACTIONS
    Units purchased                                                              2,997                    6,797
    Units redeemed                                                                (208)                    (149)
    Units transferred                                                            4,067                   18,302
                                                               ------------------------------------------------
Net increase (decrease) in units                                                 6,856                   24,950
                                                               ================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                            CLASS B
                                                               --------------------------------------------------------------------
                                                                SCUDDER SMALL CAP        SCUDDER SMALL CAP      SCUDDER VIT EAFE
                                                                       INDEX                   INDEX              EQUITY INDEX
                                                               (GRANDMASTER FLEX3(TM))       (IQ3(TM))          (ANNUICHOICE(TM))
                                                                      DIVISION               DIVISION               DIVISION
                                                                      -MAY 21*-              -MAY 7*-               -MAY 8*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                 38    $                134    $                176
  Net realized gain (loss) on sales of investments                              (15)                 (7,143)                   (216)
  Change in net unrealized appreciation
    (depreciation) during the period                                           (320)                    698                    (767)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                    (297)                 (6,311)                   (807)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      10,671                  49,267                  16,041
    Contract terminations and benefits                                           (5)                   (412)                    (32)
    Net transfers among investment options                                    6,449                  86,050                      (3)
    Contract maintenance charges                                                  -                       -                      (1)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         17,115                 134,905                  16,005
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            16,818                 128,594                  15,198

Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $             16,818    $            128,594    $             15,198
                                                               ====================================================================

UNIT TRANSACTIONS
    Units purchased                                                           1,378                   5,585                   1,926
    Units redeemed                                                                -                     (56)                     (4)
    Units transferred                                                           832                  11,369                      (3)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              2,210                  16,898                   1,919
                                                               ====================================================================

                                                                                  CLASS B
                                                               --------------------------------------------
                                                                   SCUDDER VIT           SCUDDER VIT SMALL
                                                                 EQUITY 500 INDEX           CAP INDEX
                                                                (ANNUICHOICE(TM))       (ANNUICHOICE(TM))
                                                                    DIVISION                 DIVISION
                                                                    -MAY 8*-                 -MAY 8*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                 $                122    $                  1
  Net realized gain (loss) on sales of investments                           15,394                      (8)
  Change in net unrealized appreciation
    (depreciation) during the period                                         (1,979)                   (455)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  13,537                    (462)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      65,387                   2,550
    Contract terminations and benefits                                       (1,672)                    (33)
    Net transfers among investment options                                   13,930                     193
    Contract maintenance charges                                                  -                       -
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         77,645                   2,710
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            91,182                   2,248

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $             91,182    $              2,248
                                                               ============================================

UNIT TRANSACTIONS
    Units purchased                                                           7,437                     270
    Units redeemed                                                             (199)                     (4)
    Units transferred                                                         3,617                      26
                                                               --------------------------------------------
Net increase (decrease) in units                                             10,855                     292
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2003

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS

Integrity Life Insurance Company ("Integrity"), a wholly owned subsidiary of the Western and Southern Life Insurance Company ("W&S"), established Separate Account I (the "Separate Account") on May 19, 1986, for the purpose of issuing flexible premium variable annuity contracts ("contracts"). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of Integrity.

Contract holders may allocate or transfer their account values to one or more of the Separate Account's investment divisions, or for certain contract holders, to one or more fixed guaranteed rate options of Integrity's Separate Account Guaranteed Principal Option ("GPO"). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment ("MVA") and a Systematic Transfer Option ("STO") which accumulates interest at a fixed rate without an MVA. All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution. In addition, certain contract holders may also allocate or transfer their account values to options held in Integrity's general account. Such options include a guaranteed interest division or quarterly rate option.

The Separate Account investment divisions are invested in shares of corresponding investment portfolios ("Funds"): the Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (collectively the "Fidelity VIP Funds"), MFS Variable Insurance Trust Funds ("MFS Funds"), Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton Funds"), Janus Aspen Series ("Janus Aspen Funds"), J.P. Morgan Series Trust II Portfolios ("JPM Funds"), Putnam Funds, Scudder VIT Funds ("Scudder Funds"), Touchstone Variable Series Trust ("Touchstone Funds"), Van Kampen UIF Portfolios ("Van Kampen UIF Funds") and the Van Kampen UIT Portfolios ("Van Kampen UIT Funds"). The Fidelity VIP Funds are "series" type mutual funds managed by Fidelity Management and Research Company ("Fidelity Management"). The investment adviser of the Franklin Templeton Funds is Franklin Templeton Investments. The MFS Funds are managed by Massachusetts Financial Services Company ("MFS"). The Janus Aspen Funds are managed by Janus Capital Corporation. The J.P Morgan Investment Management Inc. is the investment adviser to the JPM Funds. The investment adviser of the Putnam Funds is Putnam Investment Management, LLC. The investment adviser for the Scudder Funds is Deutsche Asset Management, Inc. ("DeAM"). The Touchstone Funds are managed by Touchstone Advisors. The Van Kampen UIF Funds are managed by Morgan Stanley Dean Witter Investment Management, Inc. The Van Kampen Funds, Inc. manage the Van Kampen UIT Funds.

REORGANIZATION

On January 27, 2003, the Board of Directors of The Legends Fund, Inc. approved a proposal to reorganize each Portfolio with a corresponding series of Touchstone Variable Series Trust (each, a "Touchstone Fund"). Shareholders of record of each Portfolio as of January 31, 2003 voted on the proposal at a special meeting of shareholders April 18, 2003 and approved it. The reorganizations, effective April 25, 2003, were part of a restructuring by Integrity, National Integrity and their affiliates designed to achieve greater operating efficiencies and potential economies of scale. Each Portfolio, the respective Touchstone Fund with which it reorganized and the Touchstone Fund as it was named after each reorganization (the "Combined Fund"), is listed below:

PORTFOLIO:                        TOUCHSTONE FUND                    COMBINED FUND
--------------------------------------------------------------------------------------------------
Harris Bretall Sullivan &         Touchstone Large Cap Growth        Touchstone Large Cap Growth
  Smith Equity Growth
Third Avenue Value                Touchstone Small Cap Value         Touchstone Third Avenue Value
Gabelli Large Cap Value           Touchstone Value Plus              Touchstone Value Plus
Baron Small Cap                   A newly created fund               Touchstone Baron Small Cap

Each Combined Fund has substantially similar objectives, investment strategies and risks to those of the predecessor Portfolio. Touchstone Small Cap Value Fund became a non-diversified fund to resemble the Third Avenue Value Portfolio.

Touchstone Advisers serves as investment manager to the Combined Funds after the reorganizations. The sub-adviser of each Combined Fund is the same as the current sub-adviser of the corresponding Portfolio, except that the sub-adviser of Gabelli Large Cap Value Portfolio after the reorganization is Fort Washington Investment Advisors, Inc.

The contract holders account value in a Separate Account division will vary depending on the performance of the corresponding portfolio. The Separate Account currently has three hundred and one investment divisions available. The investment objective of each division and its corresponding portfolio are the same. Refer to each portfolio's prospectus for a description of investment objectives.

The assets of the Separate Account are owned by Integrity. The portion of the Separate Account's assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of Integrity.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

INVESTMENTS

Investments in shares of the Funds are valued at the net asset values of the respective portfolios, which approximate fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds' shares are determined based on the identified cost basis.

Capital gain distributions are included in the reinvested dividend amounts in the Statement of Operations. Dividends from income and capital gain distributions are recorded on the ex-dividend date. Dividends and distributions from the Funds' portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

UNIT VALUE

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, new premium deposits or withdrawals and the daily asset charge for the mortality and expense risk and administrative charges. Unit values are adjusted daily for all activity in the Separate Account.

TAXES

Operations of the Separate Account are included in the income tax return of Integrity, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter L of the Internal Revenue Code. Under the provisions of the policies, Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, Integrity pays no tax on investment income and capital gains reflected in variable annuity life insurance policy reserves. However, Integrity retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the periods ended December 31, 2003 (refer to the Statement of Changes in Net Assets for the applicable periods ended December 31, 2003) and the cost of shares held at December 31, 2003 for each division were as follows:

                DIVISION                                                    PURCHASES         SALES             COST
-------------------------------------------------------------------------------------------------------------------------
  Touchstone Baron Small Cap (AnnuiChoice(TM))                           $    1,393,014   $      684,192   $    1,722,246
  Touchstone Baron Small Cap (IQ Annuity(TM))                                 2,565,590        2,188,355        1,753,312
  Touchstone Baron Small Cap (GrandMaster flex3(TM))                            742,581          266,890          605,685
  Gabelli Large Cap Value (AnnuiChoice(TM))                                     220,080        1,210,477                -
  Gabelli Large Cap Value (IQ Annuity(TM))                                       96,475          836,616                -
  Gabelli Large Cap Value (GrandMaster flex3(TM))                               163,545          254,381                -
  Touchstone Large Cap Value (AnnuiChoice(TM))                                1,613,933          738,751        1,277,451
  Touchstone Large Cap Value (IQ Annuity(TM))                                   451,178          136,893          476,626
  Touchstone Large Cap Value (GrandMaster flex3(TM))                            458,878           90,051          400,645
  Touchstone Third Avenue Value (AnnuiChoice(TM))                             2,561,253        1,533,920        4,553,826
  Touchstone Third Avenue Value (IQ Annuity(TM))                              2,932,477        2,012,879        4,807,247
  Touchstone Third Avenue Value (GrandMaster flex3(TM))                       1,467,301          341,199        1,342,150
  Touchstone Balanced (IQ Annuity(TM))                                          693,648          575,661          734,772
  Touchstone Balanced (AnnuiChoice(TM))                                         932,148          386,171        1,604,628
  Touchstone Balanced (GrandMaster flex3(TM))                                   315,859          108,092          267,081
  Touchstone Core Bond (IQ Annuity(TM))                                       8,214,644        8,534,286        1,168,212
  Touchstone Core Bond (AnnuiChoice(TM))                                      1,817,276        1,971,433        2,634,935
  Touchstone Core Bond (GrandMaster flex3(TM))                                1,159,124          438,169          915,748
  Touchstone Emerging Growth (IQ Annuity(TM))                                   442,320          103,814          512,946
  Touchstone Emerging Growth (AnnuiChoice(TM))                                1,168,926          539,988        1,950,167
  Touchstone Emerging Growth (GrandMaster flex3(TM))                          1,073,651          132,244        1,225,510
  Touchstone Enhanced Dividend 30 (IQ Annuity(TM))                              199,789           22,304          194,925
  Touchstone Enhanced Dividend 30 (AnnuiChoice(TM))                              58,940           16,866          143,972
  Touchstone Enhanced Dividend 30 (GrandMaster flex3(TM))                       770,797          210,646          658,408
  Touchstone Large Cap Growth (IQ Annuity(TM))                                   17,694           27,579                -
  Touchstone Large Cap Growth (AnnuiChoice(TM))                                  60,855          203,389                -
  Touchstone Large Cap Growth (GrandMaster flex3(TM))                            37,306           59,704                -
  Touchstone Growth & Income (IQ Annuity(TM))                                   377,286          147,117          340,773
  Touchstone Growth & Income (AnnuiChoice(TM))                                  780,005          520,288          589,355
  Touchstone Growth & Income (GrandMaster flex3(TM))                            319,523          171,557          161,294
  Touchstone Growth/Value (IQ Annuity(TM))                                       18,334          276,459                -
  Touchstone Growth/Value (AnnuiChoice(TM))                                     105,959          757,627                -
  Touchstone Growth/Value (GrandMaster flex3(TM))                                71,601          143,158                -
  Touchstone High Yield (IQ Annuity(TM))                                     11,855,196       11,775,904        1,709,784

                DIVISION                                                    PURCHASES         SALES             COST
-------------------------------------------------------------------------------------------------------------------------
  Touchstone High Yield (AnnuiChoice(TM))                                $    3,900,998   $    4,780,132   $      976,942
  Touchstone High Yield (GrandMaster flex3(TM))                               5,293,531        3,663,212        2,072,941
  Touchstone International Equity (IQ Annuity(TM))                            3,549,639        3,622,557                -
  Touchstone International Equity (AnnuiChoice(TM))                              16,849          118,493                -
  Touchstone International Equity (GrandMaster flex3(TM))                         7,415           10,824                -
  Touchstone Money Market (IQ Annuity(TM))                                   15,337,208       16,028,238          334,359
  Touchstone Money Market (AnnuiChoice(TM))                                   1,443,171        1,783,714          181,835
  Touchstone Money Market (GrandMaster flex3(TM))                               327,839          337,496           86,352
  Touchstone Small Cap Value (IQ Annuity(TM))                                    46,765          611,042                -
  Touchstone Small Cap Value (AnnuiChoice(TM))                                  115,734          333,492                -
  Touchstone Small Cap Value (GrandMaster flex3(TM))                             14,979           29,499                -
  Touchstone Value Plus (IQ Annuity(TM))                                        879,579          295,546          665,985
  Touchstone Value Plus (AnnuiChoice(TM))                                     1,459,091          461,842        1,260,733
  Touchstone Value Plus (GrandMaster flex3(TM))                                 390,560           45,230          352,087
  Touchstone Money Market (Grandmaster(TM))                                  25,817,858       13,587,805       12,230,053
  Touchstone Balanced (Pinnacleplus(TM))                                         17,239               23           17,217
  Touchstone Baron Small Cap (Pinnacleplus(TM))                                  20,506            1,113           19,399
  Touchstone Core Bond (Pinnacleplus(TM))                                        35,940              719           35,230
  Touchstone Emerging Growth (Pinnacleplus(TM))                                  24,394               57           24,340
  Touchstone Growth & Income (Pinnacleplus(TM))                                  55,573              323           55,268
  Touchstone High Yield (Pinnacleplus(TM))                                      176,443            1,083          175,427
  Touchstone Large Cap Growth (Pinnacleplus(TM))                                 23,587               20           23,567
  Touchstone Third Avenue Value (Pinnacleplus(TM))                               73,043              859           72,234
  Touchstone Value Plus (Pinnacleplus(TM))                                        3,018               20            2,999
  JPM Bond (GrandMaster flex3(TM))                                            1,645,859          454,992        1,528,884
  JPM Bond (IQ3(TM))                                                         11,461,012       10,615,868        1,965,526
  JPM Bond (AnnuiChoice(TM))                                                  1,149,903          539,653        1,249,869
  JPM International Opportunities (GrandMaster flex3(TM))                       956,200          817,641          149,590
  JPM International Opportunities (IQ3(TM))                                   6,020,703        6,078,697          198,684
  JPM International Opportunities (AnnuiChoice(TM))                              20,351            1,048           19,520
  JPM Mid Cap Value (GrandMaster flex3(TM))                                     451,410           81,113          429,831
  JPM Mid Cap Value (IQ3(TM))                                                 1,425,911        1,018,620          623,506
  JPM Mid Cap Value (AnnuiChoice(TM))                                           307,862           68,550          291,006
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3(TM))                  253,105          101,227          164,636
  Van Kampen UIF Emerging Markets Debt (IQ3(TM))                                509,509          287,272          559,574
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice(TM))                        368,141          139,086          273,718
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3(TM))                       735,500           59,657        1,089,248
  Van Kampen UIF U.S. Real Estate (IQ3(TM))                                     914,856          289,866        1,079,399
  Van Kampen UIF U.S. Real Estate (AnnuiChoice(TM))                           1,659,275          587,036        1,455,563

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
                DIVISION                                                    PURCHASES         SALES             COST
-------------------------------------------------------------------------------------------------------------------------
  Van Kampen Bandwidth & Telecommunication (GrandMaster flex3(TM))       $            -   $        1,406   $            -
  Van Kampen Bandwidth & Telecommunication (AnnuiChoice(TM))                     10,221           19,538                -
  Van Kampen Bandwidth & Telecommunication (IQ Annuity(TM))                           1               94                -
  Van Kampen Biotechnology & Pharmaceutical (AnnuiChoice(TM))                   240,715          617,962                -
  Van Kampen Biotechnology & Pharmaceutical (IQ Annuity(TM))                      9,114          288,419                -
  Van Kampen Biotechnology & Pharmaceutical (GrandMaster flex3(TM))               4,166           10,234                -
  Van Kampen Internet (AnnuiChoice(TM))                                           9,579            9,925                -
  Van Kampen Internet (IQ Annuity(TM))                                           29,748           31,222                -
  Van Kampen Internet (GrandMaster flex3(TM))                                     7,618            7,470                -
  Van Kampen MS High Tech 35 Index (GrandMaster flex3(TM))                        1,200            1,307                -
  Van Kampen MS High-Tech 35 Index (AnnuiChoice(TM))                             19,883           48,267                -
  Van Kampen MS High-Tech 35 Index (IQ Annuity(TM))                                 153           32,035                -
  Van Kampen MS U.S. Multinational (AnnuiChoice(TM))                              1,809            9,772                -
  Van Kampen MS U.S. Multinational (IQ Annuity(TM))                                 895           21,489                -
  Van Kampen MS U.S. Multinational (GrandMaster flex3(TM))                            -           28,500                -
  Van Kampen LIT Comstock (GrandMaster flex3(TM))                               452,432            6,416          447,244
  Van Kampen LIT Emerging Growth (GrandMaster flex3(TM))                         11,368           11,018                -
  Van Kampen UIF Emerging Markets Equity (GrandMaster flex3(TM))                179,444           58,712          122,786
INITIAL CLASS:
  VIP Money Market (Grandmaster(TM))                                         25,813,211       54,737,126                -
  VIP Money Market (IQ Annuity(TM))                                          11,754,408       18,527,923                -
  VIP High Income (Grandmaster(TM))                                          21,044,616       19,079,926       13,370,832
  VIP Equity-Income (Grandmaster(TM))                                         3,286,156        8,779,580       43,277,941
  VIP Growth (Grandmaster(TM))                                                2,972,260        6,854,399       47,091,501
  VIP Overseas (Grandmaster(TM))                                              1,203,309        3,351,334        7,966,152
  VIP II Investment Grade Bond (Grandmaster(TM))                             10,444,432       18,747,923       17,829,434
  VIP II Investment Grade Bond (IQ Annuity(TM))                                 561,984        1,305,068        2,316,628
  VIP II Asset Manager (Grandmaster(TM))                                      1,638,364        4,847,078       20,161,022
  VIP II Index 500 (Grandmaster(TM))                                          5,162,751        8,175,151       27,994,892
  VIP II Index 500 (IQ Annuity(TM))                                             162,631          467,122        1,913,331
  VIP II Asset Manager: Growth (Grandmaster(TM))                                371,370        1,111,714        6,155,942
  VIP II Contrafund (Grandmaster(TM))                                         2,585,762        6,866,978       26,623,627
  VIP III Growth Opportunities (Grandmaster(TM))                                544,437        1,271,996        3,858,270
  VIP III Balanced (Grandmaster(TM))                                            884,139        1,182,507        2,953,029
  VIP III Growth & Income (Grandmaster(TM))                                   1,419,846        2,040,695        8,918,441
SERVICE CLASS:
  Touchstone Money Market (Pinnacleplus(TM))                                    265,713            1,764          263,949
  Touchstone Money Market (GrandMaster flex3(TM))                             8,407,957        6,974,378        1,433,579

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
                DIVISION                                                    PURCHASES         SALES             COST
-------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  Touchstone Money Market (IQ Annuity(TM))                               $   96,238,029   $   88,618,417   $    7,619,612
  Touchstone Money Market (AnnuiChoice(TM))                                  18,066,351       13,384,267        4,682,084
  VIP III Mid Cap (Grandmaster(TM))                                           2,057,852        1,741,312        7,116,942
  VIP III Mid Cap (IQ Annuity(TM))                                              208,904          223,959        2,143,281
  VIP High Income (IQ Annuity(TM))                                            5,482,206        4,075,961        4,886,792
  VIP Equity-Income (IQ Annuity(TM))                                            258,962          658,478        1,509,452
  VIP Growth (IQ Annuity(TM))                                                 1,095,700          873,749        2,405,041
  VIP Overseas (IQ Annuity(TM))                                               3,655,563        3,476,916          382,812
  VIP II Asset Manager (IQ Annuity(TM))                                          43,713           85,566          313,223
  VIP II Asset Manager: Growth (IQ Annuity(TM))                                   7,595           38,772           76,383
  VIP II Contrafund (IQ Annuity(TM))                                          1,147,630        1,389,390        2,245,560
  VIP III Growth Opportunities (IQ Annuity(TM))                                  86,556           95,106          279,610
  VIP III Balanced (IQ Annuity(TM))                                             128,724          286,737          401,843
  VIP III Growth & Income (IQ Annuity(TM))                                       32,236          164,506          901,895
  MFS Emerging Growth (IQ Annuity(TM))                                          464,749          108,236        1,132,014
  MFS Emerging Growth (AnnuiChoice(TM))                                         191,729          247,954          281,619
  MFS Emerging Growth (Grandmaster(TM))                                          70,660           30,445           87,881
  MFS Emerging Growth (GrandMaster flex3(TM))                                   124,633              386          124,326
  MFS Investors Growth Stock (IQ Annuity(TM))                                   882,954          212,279        1,205,466
  MFS Investors Growth Stock (AnnuiChoice(TM))                                  297,421           62,882          542,720
  MFS Investors Growth Stock (Grandmaster(TM))                                   29,835          188,652           70,177
  MFS Investors Growth Stock (GrandMaster flex3(TM))                            287,944           68,485          411,843
  MFS Investors Trust (IQ Annuity(TM))                                           17,291          179,822          361,669
  MFS Investors Trust (AnnuiChoice(TM))                                          75,697          112,303          412,046
  MFS Investors Trust (Grandmaster(TM))                                          67,164          137,951          134,382
  MFS Investors Trust (GrandMaster flex3(TM))                                    76,370            9,814           67,747
  MFS Mid Cap Growth (IQ Annuity(TM))                                        10,777,112        5,535,852        6,413,097
  MFS Mid Cap Growth (AnnuiChoice(TM))                                        2,090,921          972,476        1,739,429
  MFS Mid Cap Growth (Grandmaster(TM))                                        1,958,709        1,721,583          879,093
  MFS Mid Cap Growth (GrandMaster flex3(TM))                                    207,396           33,650          288,163
  MFS New Discovery (IQ Annuity(TM))                                            165,558          201,774          787,715
  MFS New Discovery (AnnuiChoice(TM))                                           228,186           94,825          481,040
  MFS New Discovery (Grandmaster(TM))                                         1,679,185        1,382,121          720,815
  MFS New Discovery (GrandMaster flex3(TM))                                      38,188              712           50,676
  MFS Capital Opportunities (IQ Annuity(TM))                                     56,439          557,681        1,082,096
  MFS Capital Opportunities (AnnuiChoice(TM))                                    13,638           76,400          176,848
  MFS Capital Opportunities (Grandmaster(TM))                                   193,035          388,069          473,979
  MFS Capital Opportunities (GrandMaster flex3(TM))                             225,151           43,005          223,685
  MFS Total Return (IQ Annuity(TM))                                           1,247,526          926,251        4,210,490
  MFS Total Return (AnnuiChoice(TM))                                          1,733,635          684,829        4,209,907
  MFS Total Return (Grandmaster(TM))                                          2,081,092        1,166,388        6,535,501

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
                DIVISION                                                    PURCHASES         SALES             COST
-------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Total Return (GrandMaster flex3(TM))                               $    1,039,930   $       75,894   $    1,380,177
  MFS Research (AnnuiChoice(TM))                                                120,810           72,001          366,152
  MFS Research (Grandmaster(TM))                                              1,055,353        1,074,398           18,968
  MFS Research (IQ3(TM))                                                         93,087           19,764           85,288
  MFS Research (GrandMaster flex3(TM))                                           46,972           21,935          109,819
  Janus Aspen International Growth (Pinnacleplus(TM))                            20,859               53           20,809
  MFS Capital Opportunities (Pinnacleplus(TM))                                   15,708               13           15,695
  MFS Emerging Growth (Pinnacleplus(TM))                                          6,003               41            5,964
  MFS Investors Trust (Pinnacleplus(TM))                                          6,457               35            6,423
  MFS Mid Cap Growth (Pinnacleplus(TM))                                          29,760              756           28,996
  MFS New Discovery (Pinnacleplus(TM))                                           13,062              745           12,322
  MFS Total Return (Pinnacleplus(TM))                                           130,373            1,303          129,095
SERVICE CLASS 2:
  VIP Money Market (IQ Annuity(TM))                                          58,555,866       80,387,972                -
  VIP Money Market (AnnuiChoice(TM))                                          8,163,227       15,566,697                -
  VIP Money Market (GrandMaster flex3(TM))                                    3,244,185        3,790,350                -
  VIP High Income (IQ Annuity(TM))                                           35,599,975       30,634,679        7,670,289
  VIP High Income (AnnuiChoice(TM))                                           3,218,836        1,652,807        2,931,578
  VIP Equity-Income (IQ Annuity(TM))                                          2,210,349        2,098,307        2,431,109
  VIP Equity-Income (AnnuiChoice(TM))                                         1,715,513        1,255,348        2,890,825
  VIP Equity-Income (GrandMaster flex3(TM))                                     635,927          188,973          957,543
  VIP Growth (IQ Annuity(TM))                                                 4,186,056        2,894,089        1,812,338
  VIP Growth (AnnuiChoice(TM))                                                1,870,599          631,915        1,972,781
  VIP Growth (GrandMaster flex3(TM))                                          3,425,487        2,713,843          994,533
  VIP Overseas (IQ Annuity(TM))                                              37,276,486       37,639,635          458,520
  VIP Overseas (AnnuiChoice(TM))                                              2,141,462        1,752,670          506,863
  VIP Investment Grade Bond (IQ Annuity(TM))                                  7,563,677        9,953,708        3,754,213
  VIP Investment Grade Bond (AnnuiChoice(TM))                                 2,887,456        4,317,479        7,253,790
  VIP Asset Manager (IQ Annuity(TM))                                             73,504          380,324          200,045
  VIP Asset Manager (AnnuiChoice(TM))                                           389,525          248,596          550,264
  VIP Index 500 (IQ Annuity(TM))                                             13,113,165       13,580,092        2,222,081
  VIP Index 500 (AnnuiChoice(TM))                                               705,447          609,230        1,952,105
  VIP Asset Manager: Growth (IQ Annuity(TM))                                    150,987           41,277          224,914
  VIP Asset Manager: Growth (AnnuiChoice(TM))                                    99,234           93,191          127,353
  VIP Balanced (IQ Annuity(TM))                                                 323,902          475,887          710,399
  VIP Balanced (AnnuiChoice(TM))                                                422,939          469,471        1,414,795
  VIP Contrafund (IQ Annuity(TM))                                             3,518,127        2,962,997        2,497,246
  VIP Contrafund (AnnuiChoice(TM))                                            1,684,058          794,722        2,432,818
  VIP Contrafund (GrandMaster flex3(TM))                                      2,495,272          383,438        2,652,161

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
                       DIVISION                                             PURCHASES          SALES            COST
-------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  VIP Growth Opportunities (IQ Annuity(TM))                              $      168,632   $      109,024   $      108,490
  VIP Growth Opportunities (AnnuiChoice(TM))                                    229,432          272,888          126,050
  VIP Growth Opportunities (GrandMaster flex3(TM))                              148,895            2,235          147,999
  VIP Growth & Income (IQ Annuity(TM))                                        3,106,994        2,867,528        1,465,086
  VIP Growth & Income (AnnuiChoice(TM))                                       1,918,569          411,749        2,357,729
  VIP Growth & Income (GrandMaster flex3(TM))                                   215,729           87,160          204,711
  VIP Mid Cap (IQ Annuity(TM))                                               18,087,584       17,952,148        2,945,245
  VIP Mid Cap (AnnuiChoice(TM))                                               3,381,631        3,228,079        2,732,623
  VIP Mid Cap (GrandMaster flex3(TM))                                           977,921           76,470          988,048
  VIP Aggressive Growth (IQ Annuity(TM))                                              -           18,032            3,290
  VIP Dynamic Capital Appreciation (IQ Annuity(TM))                                   -            2,526            6,568
  VIP Dynamic Capital Appreciation (AnnuiChoice(TM))                                  -            9,884           13,336
  Fidelity Balanced (GrandMaster flex3(TM))                                     117,138           28,612           90,116
  Fidelity High Income (GrandMaster flex3(TM))                                5,035,759        1,815,676        3,271,938
  Franklin Income Securities (Grandmaster(TM))                                1,697,411          167,616        1,539,301
  Franklin Growth & Income Securities (Grandmaster(TM))                         545,346          142,791          399,732
  Franklin Large Cap Growth Securities (Grandmaster(TM))                         80,309            9,804           71,362
  Templeton Foreign Securities (Grandmaster(TM))                                172,387            1,331          171,369
  Franklin Mutual Shares Securities (Grandmaster(TM))                         1,398,338          197,888        1,207,647
  Templeton Growth Securities (Grandmaster(TM))                                 490,953          151,254          356,043
  Fidelity VIP Asset Manager (Pinnacleplus(TM))                                  22,110               18           22,092
  Fidelity VIP Asset Manager Growth (Pinnacleplus(TM))                           11,713               15           11,698
  Fidelity VIP Balanced (Pinnacleplus(TM))                                       60,825              475           60,362
  Fidelity VIP Contrafund (Pinnacleplus(TM))                                    115,993            1,244          114,779
  Fidelity Equity Income (Pinnacleplus(TM))                                      27,423              101           27,326
  Fidelity VIP Growth and Income (Pinnacleplus(TM))                             222,760            1,426          221,386
  Fidelity VIP Growth (Pinnacleplus(TM))                                         36,781               81           36,708
  Fidelity VIP High Income (Pinnacleplus(TM))                                     8,106              289            7,898
  Fidelity VIP Investment Grade Bond (Pinnacleplus(TM))                         289,308            1,548          287,801
  Fidelity VIP Mid Cap (Pinnacleplus(TM))                                        74,970              248           74,738
  Fidelity VIP Overseas (Pinnacleplus(TM))                                       49,178              335           48,879
SERVICE SHARES:
  Janus Aspen Growth (IQ Annuity(TM))                                         2,994,532        2,916,075          876,335
  Janus Aspen Growth (AnnuiChoice(TM))                                          321,596          385,207          548,381
  Janus Aspen Growth (Grandmaster(TM))                                        1,102,523        1,082,072          154,418
  Janus Aspen Growth (GrandMaster flex3(TM))                                     25,436           38,590           25,345
  Janus Aspen Mid Cap Growth (IQ Annuity(TM))                                   293,565          293,737          618,249
  Janus Aspen Mid Cap Growth (AnnuiChoice(TM))                                  318,941          275,193          330,726
  Janus Aspen Mid Cap Growth (Grandmaster(TM))                                1,131,181        1,189,699           76,430

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
                       DIVISION                                             PURCHASES          SALES            COST
-------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES (CONTINUED):
  Janus Aspen Mid Cap Growth (GrandMaster flex3(TM))                     $       80,414   $       36,266   $       60,072
  Janus Aspen Capital Appreciation (IQ Annuity(TM))                              16,957        1,279,419                -
  Janus Aspen Capital Appreciation (AnnuiChoice(TM))                              2,044          621,196                -
  Janus Aspen Capital Appreciation (Grandmaster(TM))                             11,996          289,859                -
  Janus Aspen Capital Appreciation (GrandMaster flex3(TM))                        1,344          110,448                -
  Janus Aspen Core Equity (IQ Annuity(TM))                                            3          754,296                -
  Janus Aspen Core Equity (AnnuiChoice(TM))                                       1,451          212,194                -
  Janus Aspen Core Equity (Grandmaster(TM))                                           9           62,594                -
  Janus Aspen Core Equity (GrandMaster flex3(TM))                                 1,364           37,642                -
  Janus Aspen International Growth (IQ Annuity(TM))                          12,593,358       13,658,844        1,853,488
  Janus Aspen International Growth (AnnuiChoice(TM))                          2,437,006        2,472,418          242,210
  Janus Aspen International Growth (Grandmaster(TM))                            199,625          152,985          107,705
  Janus Aspen International Growth (GrandMaster flex3(TM))                       63,881           19,352           84,920
  Janus Aspen Strategic Value (IQ Annuity(TM))                                      113          503,605                -
  Janus Aspen Strategic Value (AnnuiChoice(TM))                                  13,872          653,090                -
  Janus Aspen Strategic Value (Grandmaster(TM))                                     801          806,100                -
  Janus Aspen Strategic Value (GrandMaster flex3(TM))                             1,368           18,852                -
  Janus Aspen Balanced (AnnuiChoice(TM))                                         30,607        1,909,236                -
  Janus Aspen Balanced (Grandmaster(TM))                                              -          611,996                -
  Janus Aspen Balanced (GrandMaster flex3(TM))                                    1,350           89,024                -
  Janus Aspen Balanced (IQ3(TM))                                                  1,882           51,448                -
  Janus Aspen Worldwide Growth (AnnuiChoice(TM))                              1,331,858        1,347,125          590,202
  Janus Aspen Worldwide Growth (IQ Annuity(TM))                               3,817,029        3,821,688          543,441
  Janus Aspen Worldwide Growth (Grandmaster(TM))                                143,680          256,310          104,390
  Janus Aspen Worldwide Growth (GrandMaster flex3(TM))                          319,346          115,207          265,981
CLASS 1B SHARES:
  Putnam VT Growth & Income (AnnuiChoice(TM))                                   490,070          266,098        1,314,709
  Putnam VT Growth & Income (IQ Annuity(TM))                                    379,415          203,188        1,040,278
  Putnam VT Growth & Income (Grandmaster(TM))                                   702,870          717,042          374,690
  Putnam VT Growth & Income (GrandMaster flex3(TM))                             254,031          154,089          169,016
  Putnam VT International Equity (AnnuiChoice(TM))                            1,401,641        1,422,011          443,616
  Putnam VT International Equity (IQ Annuity(TM))                            14,995,703       15,255,860          578,451
  Putnam VT International Equity (Grandmaster(TM))                              498,251          662,055          350,507
  Putnam VT International Equity (GrandMaster flex3(TM))                        456,399          418,137          253,420
  Putnam VT Small Cap Value (AnnuiChoice(TM))                                   980,220          903,897        1,290,700
  Putnam VT Small Cap Value (IQ Annuity(TM))                                    883,712          816,181          968,222
  Putnam VT Small Cap Value (Grandmaster(TM))                                 1,842,313        1,627,701        5,122,144
  Putnam VT Small Cap Value (GrandMaster flex3(TM))                             728,392          214,626          584,288

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
                       DIVISION                                             PURCHASES          SALES            COST
-------------------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):
  Putnam VT Discovery Growth (AnnuiChoice(TM))                           $       13,416   $      163,766   $      528,696
  Putnam VT Discovery Growth (IQ Annuity(TM))                                     8,303           28,300          151,947
  Putnam VT Discovery Growth (Grandmaster(TM))                                1,787,231        1,856,289           61,074
  Putnam VT Discovery Growth (GrandMaster flex3(TM))                             17,445              461           33,788
  Putnam VT Voyager (GrandMaster flex3(TM))                                     117,339           18,557          102,477
  Putnam VT New Opportunities (GrandMaster flex3(TM))                             9,455            3,023            6,803
  Putnam VT George Putnam Fund of Boston (GrandMaster flex3(TM))                 13,605               73           13,535
  Putnam VT Voyager (Grandmaster(TM))                                           275,148          260,022           24,146
  Putnam VT New Opportunities (Grandmaster(TM))                                  33,573            4,030           30,031
  Putnam VT George Putnam Fund of Boston (Grandmaster(TM))                       14,879              540           14,375
  Putnam VT Voyager (IQ Annuity(TM))                                             55,410           33,869           22,991
  Putnam VT New Opportunities (IQ Annuity(TM))                                7,485,007        2,606,555        4,891,989
  Putnam VT George Putnam Fund of Boston (IQ Annuity(TM))                        13,150               68           13,083
  Putnam VT Voyager (AnnuiChoice(TM))                                           263,777          217,564           51,096
  Putnam VT New Opportunities (AnnuiChoice(TM))                                 971,655          415,985          558,382
  Putnam VT George Putnam Fund of Boston (AnnuiChoice(TM))                       12,626               71           12,558
  Putnam VT International Equity (Pinnacleplus(TM))                              14,063            3,449           10,661
  Putnam VT Small Cap Value (Pinnacleplus(TM))                                   32,509              389           32,149
  Putnam VT Voyager (Pinnacleplus(TM))                                           20,357               48           20,311
  Putnam VT Discovery Growth (Pinnacleplus(TM))                                   1,486                1            1,485
CLASS 2:
  Touchstone Money Market (IQ Annuity(TM))                                   26,922,610       23,128,402        3,794,208
  Franklin Income Securities (GrandMaster flex3(TM))                          1,032,844          238,217          826,517
  Franklin Growth and Income Securities (GrandMaster flex3(TM))                 490,002          103,895          383,061
  Franklin Large Cap Growth Securities (GrandMaster flex3(TM))                  125,504           37,766           94,207
  Templeton Foreign Securities (GrandMaster flex3(TM))                          376,840            2,287          374,916
  Franklin Mutual Shares Securities (GrandMaster flex3(TM))                     444,501           30,398          417,191
  Templeton Growth Securities (GrandMaster flex3(TM))                           488,591            4,520          484,982
  Van Kampen LIT Comstock (Grandmaster(TM))                                     135,887            9,902          127,884
  Van Kampen LIT Emerging Growth (Grandmaster(TM))                               62,786               70           62,720
  Van Kampen Emerging Markets Equity (Grandmaster(TM))                           14,902              370           14,584
  Van Kampen Emerging Markets Debt (Grandmaster(TM))                            436,937          126,911          319,980
  Van Kampen U.S. Real Estate (Grandmaster(TM))                                 450,576           30,815          421,193
  Van Kampen Emerging Markets Debt (IQ Annuity(TM))                             449,588           36,711          418,817
  Van Kampen U.S. Real Estate (IQ Annuity(TM))                                  202,396           52,737          156,678
  Franklin Income Securities (IQ Annuity(TM))                                   796,463           84,205          715,181
  Franklin Growth & Income Securities (IQ Annuity(TM))                        2,158,735          674,266        1,461,233
  Franklin Large Cap Growth Securities (IQ Annuity(TM))                         144,509           31,837          112,503
  Templeton Foreign Securities (IQ Annuity(TM))                              13,077,985       13,034,396          292,184

                       DIVISION                                             PURCHASES          SALES            COST
-------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Franklin Mutual Shares Securities (IQ Annuity(TM))                     $    1,261,963   $      145,325   $    1,124,398
  Templeton Growth Securities (IQ Annuity(TM))                                  100,710            9,995           92,778
  Van Kampen LIT Comstock (IQ Annuity(TM))                                      158,684           19,413          141,820
  Van Kampen LIT Emerging Growth (IQ Annuity(TM))                                 7,569            2,602            5,213
  Van Kampen UIF Emerging Markets Equity (IQ Annuity(TM))                     3,278,801        3,214,472           57,238
  Van Kampen LIT Comstock Share (AnnuiChoice(TM))                               258,469            1,679          257,092
  Van Kampen LIT Emerging Growth (AnnuiChoice(TM))                               50,728              867           49,918
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice(TM))                       59,529              363           59,222
  Franklin Income Securities (AnnuiChoice(TM))                                2,632,575          556,781        2,128,454
  Franklin Growth & Income Securities (AnnuiChoice(TM))                       1,552,222          279,956        1,276,567
  Franklin Large Cap Growth Securities (AnnuiChoice(TM))                        331,037           32,669          302,251
  Templeton Foreign Securities (AnnuiChoice(TM))                              1,939,757        1,701,484          266,871
  Franklin Mutual Shares Securities (AnnuiChoice(TM))                         1,061,529          158,408          906,628
  Templeton Growth Securities (AnnuiChoice(TM))                                  80,743            1,652           79,353
  Van Kampen LIT Comstock Share (Pinnacleplus(TM))                               39,865              326           39,563
  Franklin Growth & Income Securities (Pinnacleplus(TM))                         31,779            1,144           30,664
  Franklin Income Securities (Pinnacleplus(TM))                                 202,570              570          202,031
  Franklin Large Cap Growth Securities (Pinnacleplus(TM))                        66,036              839           65,212
  Franklin Mutual Shares Securities (Pinnacleplus(TM))                           56,083              108           55,981
  Templeton Foreign Securities (Pinnacleplus(TM))                                34,237              110           34,132
CLASS 2B:
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus(TM))                         7,411               26            7,387
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus(TM))                      57,232              304           56,961
  Van Kampen UIF U.S. Real Estate (Pinnacleplus(TM))                             27,262               76           27,192
CLASS B:
  Scudder EAFE Equity Index (GrandMaster flex3(TM))                             609,018          318,226          291,887
  Scudder EAFE Equity Index (IQ3(TM))                                         4,985,647        5,007,297          264,113
  Scudder Equity 500 Index (GrandMaster flex3(TM))                            1,091,136          200,988          976,580
  Scudder Equity 500 Index (IQ3(TM))                                          4,350,090        3,732,814          947,709
  Scudder Small Cap Index (GrandMaster flex3(TM))                               464,458           58,503          435,809
  Scudder Small Cap Index (IQ3(TM))                                             347,823          101,146          387,147
  Scudder VIT EAFE Equity Index (AnnuiChoice(TM))                               233,500          186,658           66,904
  Scudder VIT Equity 500 Index (AnnuiChoice(TM))                              2,037,408        1,682,841          501,365
  Scudder VIT Small Cap Index (AnnuiChoice(TM))                               1,021,406            3,722        1,020,824
  Scudder VIT  EAFE Equity Index (Pinnacleplus(TM))                              18,613              339           18,322
  Scudder VIT Equity 500 Index (Pinnacleplus(TM))                                77,226            7,726           70,034
  Scudder VIT Small Cap Index (Pinnacleplus(TM))                                 38,252              149           38,114
SERIES TRUST 2:
  JPM Bond (Pinnacleplus(TM))                                                    21,215              746           20,484
  JPM International Equity (Pinnacleplus(TM))                                     1,334                2            1,332
  JPM Mid Cap Value (Pinnacleplus(TM))                                           98,941              530           98,439
                                                                                                           --------------
                                                                                                           $  480,541,334
                                                                                                           ==============

3. EXPENSES

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate. There are six contracts currently offered by the Separate Account: GrandMaster III ("Grandmaster"), Grandmaster FLEX3, IQ the SmartAnnuity ("IQ Annuity"), IQ3 the Smart Annuity ("IQ3"), AnnuiChoice and PinnaclePlus. Grandmaster and AnnuiChoice each have a deferred sales load charge and a lower mortality and expense annual rate. IQ Annuity and IQ3 have no sales load charges on their contracts and carry a higher mortality and expense annual rate. Grandmaster charges an annual rate of 1.20% and 0.15% of net assets, GrandMaster FLEX3 charges an annual rate of 1.40% and 0.15% of net assets, IQ Annuity and IQ3 charge an annual rate of 1.30% and 0.15% of net assets, AnnuiChoice charges an annual rate of 0.85% and 0.15% of net assets and PinnaclePlus charges an annual rate of 1.52% and 0.15% of net assets, respectively, for mortality and expense risks and administrative expenses. These charges are deducted on a daily basis. For Grandmaster, IQ Annuity, IQ3 and Annuichoice, an annual administrative charge of $30 per contract is assessed if the participant's account value is less than $50,000 at the end of any participation year prior to the participant's retirement date (as defined by the participant's contract). PinnaclePlus has an annual administrative charge of $40 per contract. For GrandMaster FLEX3, an annual administrative charge of $50 per contract is assessed.

Integrity also deducts an amount monthly to cover the cost of any additional benefits provided under the policy by rider. Both the cost of insurance charge and the charge for riders are deducted on a monthly anniversary day.

4.  FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds, capital gain dividend distributions and total returns are presented for the periods ended December 31, 2003 (refer to the Statement of Changes in Net Assets for the applicable periods ended December 31, 2003).

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                                                                                     UNITS        UNIT            NET ASSETS
DIVISION                                                            YEAR             (000S)       VALUE             (000S)
------------------------------------------------------------------------------------------------------------------------------
  Touchstone Baron Small Cap (AnnuiChoice(TM))
                                                                    2003               174    $        11.35    $        1,974
                                                                    2002               109              8.59               939
                                                                    2001                34             10.11               345
  Touchstone Baron Small Cap (IQ Annuity(TM))
                                                                    2003               167             11.27             1,882
                                                                    2002               129              8.57             1,103
                                                                    2001                14             10.13               143
  Touchstone Baron Small Cap (GrandMaster flex3(TM))
                                                                    2003                64             10.49               670
                                                                    2002                12              7.99                94
  Touchstone Large Cap Value (AnnuiChoice(TM))
                                                                    2003               203              7.40             1,504
                                                                    2002                50              5.65               283
                                                                    2001                48              8.21               394

                                                           CAPITAL GAIN           INVESTMENT
                                                             DIVIDEND               INCOME             EXPENSE        TOTAL
DIVISION                                                   DISTRIBUTION           RATIO (1)             RATIO       RETURN (2)
------------------------------------------------------------------------------------------------------------------------------
  Touchstone Baron Small Cap (AnnuiChoice(TM))
                                                          $            -               0.00%             1.00%           32.13%
                                                                       -               0.00%             1.00%          (15.03%)
                                                                       -               0.00%             1.00%            1.10%
  Touchstone Baron Small Cap (IQ Annuity(TM))
                                                                       -               0.00%             1.45%           31.51%
                                                                       -               0.00%             1.45%          (15.40%)
                                                                       -               0.00%             1.45%            1.30%
  Touchstone Baron Small Cap (GrandMaster flex3(TM))
                                                                       -               0.00%             1.55%           31.29%
                                                                       -               0.00%             1.55%          (20.10%)
  Touchstone Large Cap Value (AnnuiChoice(TM))
                                                                       -               0.15%             1.00%           30.97%
                                                                       -               0.00%             1.00%          (31.18%)
                                                                  16,722               0.00%             1.00%          (17.90%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.

                                                                                     UNITS        UNIT            NET ASSETS
DIVISION                                                            YEAR             (000S)       VALUE             (000S)
------------------------------------------------------------------------------------------------------------------------------
  Touchstone Large Cap Value (IQ Annuity(TM))
                                                                    2003                77    $         7.37    $          569
                                                                    2002                25              5.66               140
                                                                    2001                 5              8.26                43
  Touchstone Large Cap Value (GrandMaster flex3(TM))
                                                                    2003                48              9.91               476
                                                                    2002                 2              7.61                19
  Touchstone Third Avenue Value (AnnuiChoice(TM))
                                                                    2003               456             12.29             5,603
                                                                    2002               374              8.85             3,308
                                                                    2001               186             10.83             2,010
  Touchstone Third Avenue Value (IQ Annuity(TM))
                                                                    2003               543             11.11             6,033
                                                                    2002               456              8.04             3,663
                                                                    2001               137              9.89             1,356
  Touchstone Third Avenue Value (GrandMaster flex3(TM))
                                                                    2003               153             10.52             1,609
                                                                    2002                24              7.62               184
  Touchstone Balanced (IQ Annuity(TM))
                                                                    2003                78             10.92               851
                                                                    2002                64              9.11               583
                                                                    2001                 6             10.17                63
  Touchstone Balanced (AnnuiChoice(TM))
                                                                    2003               169             10.97             1,848
                                                                    2002               110              9.11             1,005
                                                                    2001                46             10.13               462
  Touchstone Balanced (GrandMaster flex3(TM))
                                                                    2003                27             10.89               295
                                                                    2002                 6              9.09                50
  Touchstone Core Bond (IQ Annuity(TM))
                                                                    2003               103             11.09             1,137
                                                                    2002               135             10.87             1,470
                                                                    2001                 8             10.22                84
  Touchstone Core Bond (AnnuiChoice(TM))
                                                                    2003               224             11.38             2,549
                                                                    2002               245             11.10             2,717
                                                                    2001               128             10.39             1,330
  Touchstone Core Bond (GrandMaster flex3(TM))
                                                                    2003                83             10.69               892
                                                                    2002                18             10.49               189
  Touchstone Emerging Growth (IQ Annuity(TM))
                                                                    2003                53             11.22               593
                                                                    2002                19              7.73               150
                                                                    2001                 3             10.10                30

                                                           CAPITAL GAIN           INVESTMENT
                                                             DIVIDEND               INCOME            EXPENSE         TOTAL
DIVISION                                                   DISTRIBUTION           RATIO (1)            RATIO        RETURN (2)
------------------------------------------------------------------------------------------------------------------------------
  Touchstone Large Cap Value (IQ Annuity(TM))
                                                          $            -              0.17%             1.45%            30.21%
                                                                       -              0.00%             1.45%           (31.48%)
                                                                   6,777              0.00%             1.45%           (17.40%)
  Touchstone Large Cap Value (GrandMaster flex3(TM))
                                                                       -              0.18%             1.55%            30.22%
                                                                       -              0.00%             1.55%           (23.90%)
  Touchstone Third Avenue Value (AnnuiChoice(TM))
                                                                       -              0.32%             1.00%            38.87%
                                                                       -              1.79%             1.00%           (18.28%)
                                                                       -              1.24%             1.00%             8.30%
  Touchstone Third Avenue Value (IQ Annuity(TM))
                                                                       -              0.32%             1.45%            38.18%
                                                                       -              2.02%             1.45%           (18.71%)
                                                                       -              1.45%             1.45%            (1.10%)
  Touchstone Third Avenue Value (GrandMaster flex3(TM))
                                                                       -              0.23%             1.55%            38.06%
                                                                       -              1.23%             1.55%           (23.80%)
  Touchstone Balanced (IQ Annuity(TM))
                                                                       -              0.64%             1.45%            19.87%
                                                                      52              3.04%             1.45%           (10.42%)
                                                                     708             20.98%             1.45%             1.70%
  Touchstone Balanced (AnnuiChoice(TM))
                                                                       -              0.74%             1.00%            20.42%
                                                                      90              3.32%             1.00%           (10.07%)
                                                                   5,168             12.68%             1.00%             1.30%
  Touchstone Balanced (GrandMaster flex3(TM))
                                                                       -              1.06%             1.55%            19.80%
                                                                       4              3.66%             1.55%            (9.10%)
  Touchstone Core Bond (IQ Annuity(TM))
                                                                       -              2.13%             1.45%             2.02%
                                                                       -             16.97%             1.45%             6.36%
                                                                       -             37.00%             1.45%             2.20%
  Touchstone Core Bond (AnnuiChoice(TM))
                                                                       -              3.30%             1.00%             2.52%
                                                                       -             11.76%             1.00%             6.83%
                                                                       -             19.39%             1.00%             3.90%
  Touchstone Core Bond (GrandMaster flex3(TM))
                                                                       -              5.37%             1.55%             1.91%
                                                                       -             54.10%             1.55%             4.90%
  Touchstone Emerging Growth (IQ Annuity(TM))
                                                                   4,946              0.00%             1.45%            45.15%
                                                                   3,447              1.62%             1.45%           (23.47%)
                                                                  66,868              0.00%             1.45%             1.00%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                     UNITS            UNIT          NET ASSETS
DIVISION                                                            YEAR             (000S)           VALUE           (000S)
------------------------------------------------------------------------------------------------------------------------------
  Touchstone Emerging Growth (AnnuiChoice(TM))
                                                                    2003               226    $        10.91    $        2,465
                                                                    2002               156              7.49             1,169
                                                                    2001                15              9.73               150
  Touchstone Emerging Growth (GrandMaster flex3(TM))
                                                                    2003               133             11.08             1,472
                                                                    2002                32              7.64               241
  Touchstone Enhanced Dividend 30 (IQ Annuity(TM))
                                                                    2003                22              9.46               212
                                                                    2002                 2              7.28                16
                                                                    2001                 -*             9.55                 2
  Touchstone Enhanced Dividend 30 (AnnuiChoice(TM))
                                                                    2003                17              9.36               157
                                                                    2002                12              7.17                84
                                                                    2001                 5              9.37                43
  Touchstone Enhanced Dividend 30 (GrandMaster flex3(TM))
                                                                    2003                72             10.02               720
                                                                    2002                 8              7.72                64
  Touchstone Growth & Income (IQ Annuity(TM))
                                                                    2003                37             10.57               391
                                                                    2002                12              8.07                93
                                                                    2001                 1              9.63                13
  Touchstone Growth & Income (AnnuiChoice(TM))
                                                                    2003                60             10.35               620
                                                                    2002                35              7.87               278
                                                                    2001                 4              9.34                37
  Touchstone Growth & Income (GrandMaster flex3(TM))
                                                                    2003                18             10.46               183
                                                                    2002                 2              8.00                14
  Touchstone High Yield (IQ Annuity(TM))
                                                                    2003               133             12.32             1,634
                                                                    2002               106             10.08             1,072
                                                                    2001                 2              9.95                24
  Touchstone High Yield (AnnuiChoice(TM))
                                                                    2003                74             12.59               933
                                                                    2002               148             10.26             1,514
                                                                    2001                 6             10.07                56
  Touchstone High Yield (GrandMaster flex3(TM))
                                                                    2003               167             12.00             2,005
                                                                    2002                29              9.83               282

                                                           CAPITAL GAIN           INVESTMENT
                                                             DIVIDEND               INCOME            EXPENSE         TOTAL
DIVISION                                                   DISTRIBUTION           RATIO (1)            RATIO        RETURN (2)
------------------------------------------------------------------------------------------------------------------------------
  Touchstone Emerging Growth (AnnuiChoice(TM))
                                                          $       20,217              0.00%             1.00%            45.66%
                                                                  26,396              4.74%             1.00%           (23.02%)
                                                                  11,966              0.00%             1.00%            (2.70%)
  Touchstone Emerging Growth (GrandMaster flex3(TM))
                                                                  11,594              0.00%             1.55%            45.03%
                                                                   5,058             15.16%             1.55%           (23.60%)
  Touchstone Enhanced Dividend 30 (IQ Annuity(TM))
                                                                       -              3.41%             1.45%            29.95%
                                                                       -              2.99%             1.45%           (23.77%)
                                                                       -              5.33%             1.45%            (4.50%)
  Touchstone Enhanced Dividend 30 (AnnuiChoice(TM))
                                                                       -              1.35%             1.00%            30.54%
                                                                       -              1.53%             1.00%           (23.48%)
                                                                       -              3.94%             1.00%            (6.30%)
  Touchstone Enhanced Dividend 30 (GrandMaster flex3(TM))
                                                                       -              2.28%             1.55%            29.79%
                                                                       -              3.56%             1.55%           (22.80%)
  Touchstone Growth & Income (IQ Annuity(TM))
                                                                   2,750              5.38%             1.45%            30.98%
                                                                   3,696              8.44%             1.45%           (16.20%)
                                                                     414             18.31%             1.45%            (3.70%)
  Touchstone Growth & Income (AnnuiChoice(TM))
                                                                   4,614              6.60%             1.00%            31.51%
                                                                  11,303             11.40%             1.00%           (15.74%)
                                                                   1,135             11.77%             1.00%            (6.60%)
  Touchstone Growth & Income (GrandMaster flex3(TM))
                                                                     717              6.10%             1.55%            30.75%
                                                                     515             15.47%             1.55%           (20.00%)
  Touchstone High Yield (IQ Annuity(TM))
                                                                       -              3.86%             1.45%            22.22%
                                                                       -             18.68%             1.45%             1.31%
                                                                       -             70.54%             1.45%            (0.50%)
  Touchstone High Yield (AnnuiChoice(TM))
                                                                       -              4.01%             1.00%            22.71%
                                                                       -             21.02%             1.00%             1.89%
                                                                       -             32.76%             1.00%             0.70%
  Touchstone High Yield (GrandMaster flex3(TM))
                                                                       -             10.16%             1.55%            22.08%
                                                                       -             66.85%             1.55%            (1.70%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                     UNITS            UNIT          NET ASSETS
DIVISION                                                            YEAR             (000S)           VALUE           (000S)
------------------------------------------------------------------------------------------------------------------------------
  Touchstone Money Market (IQ Annuity(TM))
                                                                    2003                33    $        10.02    $          334
                                                                    2002               102             10.06             1,025
                                                                    2001               385             10.05             3,872
  Touchstone Money Market (AnnuiChoice(TM))
                                                                    2003                18             10.16               182
                                                                    2002                51             10.16               522
                                                                    2001                21             10.10               208
  Touchstone Money Market (GrandMaster flex3(TM))
                                                                    2003                 9              9.94                86
                                                                    2002                10              9.99                96
  Touchstone Value Plus (IQ Annuity(TM))
                                                                    2003                92              8.93               825
                                                                    2002                 5              6.99                35
                                                                    2001                 2              9.67                18
  Touchstone Value Plus (AnnuiChoice(TM))
                                                                    2003               169              9.03             1,523
                                                                    2002                29              7.03               201
                                                                    2001                 8              9.69                80
  Touchstone Value Plus (GrandMaster flex3(TM))
                                                                    2003                43              9.70               421
  Touchstone Money Market (Grandmaster(TM))
                                                                    2003             1,227              9.97            12,230
  Touchstone Balanced (Pinnacleplus(TM))
                                                                    2003                 2             10.95                18
  Touchstone Baron Small Cap (Pinnacleplus(TM))
                                                                    2003                 2             11.04                21
  Touchstone Core Bond (Pinnacleplus(TM))
                                                                    2003                 3              9.98                34
  Touchstone Emerging Growth (Pinnacleplus(TM))
                                                                    2003                 2             11.57                25
  Touchstone Growth & Income (Pinnacleplus(TM))
                                                                    2003                 5             11.39                60
  Touchstone High Yield (Pinnacleplus(TM))
                                                                    2003                16             10.55               174
  Touchstone Large Cap Growth (Pinnacleplus(TM))
                                                                    2003                 2             11.07                24
  Touchstone Third Avenue Value (Pinnacleplus(TM))
                                                                    2003                 6             11.97                77
  Touchstone Value Plus (Pinnacleplus(TM))
                                                                    2003                 -*            11.08                 3
  JPM Bond (GrandMaster flex3(TM))
                                                                    2003               141             10.81             1,523
                                                                    2002                33             10.59               348

                                                           CAPITAL GAIN           INVESTMENT
                                                             DIVIDEND               INCOME             EXPENSE        TOTAL
DIVISION                                                   DISTRIBUTION           RATIO (1)             RATIO       RETURN (2)
------------------------------------------------------------------------------------------------------------------------------
  Touchstone Money Market (IQ Annuity(TM))
                                                          $            -              0.98%             1.45%            (0.40%)
                                                                       -              1.58%             1.45%             0.10%
                                                                       -              2.29%             1.45%             0.50%
  Touchstone Money Market (AnnuiChoice(TM))
                                                                       -              1.03%             1.00%             0.00%
                                                                       -              1.51%             1.00%             0.59%
                                                                       -              2.79%             1.00%             1.00%
  Touchstone Money Market (GrandMaster flex3(TM))
                                                                       -              0.96%             1.55%            (0.50%)
                                                                       -              0.12%             1.55%            (0.10%)
  Touchstone Value Plus (IQ Annuity(TM))
                                                                       -              0.81%             1.45%            27.75%
                                                                      14              0.98%             1.45%           (27.71%)
                                                                       -              6.35%             1.45%            (3.30%)
  Touchstone Value Plus (AnnuiChoice(TM))
                                                                       -              0.97%             1.00%            28.45%
                                                                      84              1.51%             1.00%           (27.45%)
                                                                       -              4.66%             1.00%            (3.10%)
  Touchstone Value Plus (GrandMaster flex3(TM))
                                                                       -              1.07%             1.55%            27.80%
  Touchstone Money Market (Grandmaster(TM))
                                                                       -              0.00%             1.35%            (0.30%)
  Touchstone Balanced (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%             9.50%
  Touchstone Baron Small Cap (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%            10.40%
  Touchstone Core Bond (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%            (0.20%)
  Touchstone Emerging Growth (Pinnacleplus(TM))
                                                                      90              0.00%             1.67%            15.70%
  Touchstone Growth & Income (Pinnacleplus(TM))
                                                                     339              0.00%             1.67%            13.90%
  Touchstone High Yield (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%             5.50%
  Touchstone Large Cap Growth (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%            10.70%
  Touchstone Third Avenue Value (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%            19.70%
  Touchstone Value Plus (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%            10.80%
  JPM Bond (GrandMaster flex3(TM))
                                                                   5,436              3.93%             1.55%             2.08%
                                                                       -              0.00%             1.55%             5.90%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                     UNITS            UNIT          NET ASSETS
DIVISION                                                            YEAR             (000S)           VALUE           (000S)
------------------------------------------------------------------------------------------------------------------------------
  JPM Bond (IQ3(TM))
                                                                    2003               186    $        10.82    $        2,018
                                                                    2002               122             10.59             1,291
  JPM Bond (AnnuiChoice(TM))
                                                                    2003               114             10.88             1,243
                                                                    2002                62             10.59               656
  JPM International Opportunities (GrandMaster flex3(TM))
                                                                    2003                17             10.21               174
                                                                    2002                 1              7.83                 5
  JPM International Opportunities (IQ3(TM))
                                                                    2003                21             10.41               217
                                                                    2002                19              7.98               149
  JPM International Opportunities (AnnuiChoice(TM))
                                                                    2003                 2             10.66                23
                                                                    2002                 -*             8.13                 -*
  JPM Mid Cap Value (GrandMaster flex3(TM))
                                                                    2003                43             11.61               494
                                                                    2002                 5              9.09                45
  JPM Mid Cap Value (IQ3(TM))
                                                                    2003                57             11.75               667
                                                                    2002                18              9.20               163
  JPM Mid Cap Value (AnnuiChoice(TM))
                                                                    2003                29             11.83               341
                                                                    2002                 5              9.22                42
  Van Kampen UIF Emerging Markets Debt (GrandMaster
    flex3(TM))
                                                                    2003                14             12.79               175
                                                                    2002                 -*            10.16                 3
  Van Kampen UIF Emerging Markets Debt (IQ3(TM))
                                                                    2003                47             12.87               609
                                                                    2002                29             10.21               295
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice(TM))
                                                                    2003                22             12.93               286
                                                                    2002                 4             10.22                36
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3(TM))
                                                                    2003               106             12.49             1,327
                                                                    2002                44              9.22               409
  Van Kampen UIF U.S. Real Estate (IQ3(TM))
                                                                    2003               105             12.17             1,278
                                                                    2002                48              8.98               428
  Van Kampen UIF U.S. Real Estate (AnnuiChoice(TM))
                                                                    2003               128             12.45             1,593
                                                                    2002                29              9.14               266
  Van Kampen LIT Comstock (GrandMaster flex3(TM))
                                                                    2003                43             12.23               529

                                                           CAPITAL GAIN           INVESTMENT
                                                             DIVIDEND               INCOME             EXPENSE        TOTAL
DIVISION                                                   DISTRIBUTION           RATIO (1)             RATIO       RETURN (2)
------------------------------------------------------------------------------------------------------------------------------
  JPM Bond (IQ3(TM))
                                                          $       10,039              3.01%             1.45%             2.17%
                                                                       -              0.00%             1.45%             5.90%
  JPM Bond (AnnuiChoice(TM))
                                                                   6,760              4.90%             1.00%             2.74%
                                                                       -              0.00%             1.00%             5.90%
  JPM International Opportunities (GrandMaster flex3(TM)
                                                                       -              1.12%             1.55%            30.40%
                                                                       -              0.00%             1.55%           (21.70%)
  JPM International Opportunities (IQ3(TM))
                                                                       -              0.25%             1.45%            30.45%
                                                                       -              0.00%             1.45%           (20.20%)
  JPM International Opportunities (AnnuiChoice(TM))
                                                                       -              0.11%             1.00%            31.12%
                                                                       -              0.00%             1.00%           (18.70%)
  JPM Mid Cap Value (GrandMaster flex3(TM))
                                                                       -              0.17%             1.55%            27.72%
                                                                       -              0.00%             1.55%            (9.10%)
  JPM Mid Cap Value (IQ3(TM))
                                                                       -              0.25%             1.45%            27.72%
                                                                       -              0.00%             1.45%            (8.00%)
  JPM Mid Cap Value (AnnuiChoice(TM))
                                                                       -              0.33%             1.00%            28.31%
                                                                       -              0.00%             1.00%            (7.80%)
  Van Kampen UIF Emerging Markets Debt (GrandMaster
    flex3(TM))
                                                                       -              0.00%             1.55%            25.89%
                                                                       -             25.18%             1.55%             1.60%
  Van Kampen UIF Emerging Markets Debt (IQ3(TM))
                                                                       -              0.00%             1.45%            26.05%
                                                                       -             25.22%             1.45%             2.10%
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice(TM))
                                                                       -              0.00%             1.00%            26.52%
                                                                       -             20.60%             1.00%             2.20%
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3(TM)
                                                                       -              0.00%             1.55%            35.47%
                                                                   7,183             13.43%             1.55%            (7.80%)
  Van Kampen UIF U.S. Real Estate (IQ3(TM))
                                                                       -              0.00%             1.45%            35.52%
                                                                   7,601             12.12%             1.45%           (10.20%)
  Van Kampen UIF U.S. Real Estate (AnnuiChoice(TM))
                                                                       -              0.00%             1.00%            36.21%
                                                                   4,764              7.64%             1.00%            (8.60%)
  Van Kampen LIT Comstock (GrandMaster flex3(TM))
                                                                       -              0.00%             1.55%            22.30%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                     UNITS            UNIT          NET ASSETS
DIVISION                                                            YEAR             (000S)           VALUE           (000S)
------------------------------------------------------------------------------------------------------------------------------
  Van Kampen UIF Emerging Markets Equity (GrandMaster
   flex3(TM))
                                                                    2003                 9    $        14.36    $          132
INITIAL CLASS:
  VIP High Income (Grandmaster(TM))
                                                                    2003               974             14.84            14,455
                                                                    2002               865             11.82            10,225
                                                                    2001             1,086             11.58            12,571
  VIP Equity-Income (Grandmaster(TM))
                                                                    2003             1,099             42.52            46,746
                                                                    2002             1,265             33.07            41,825
                                                                    2001             1,694             40.37            68,370
  VIP Growth (Grandmaster(TM))
                                                                    2003               688             49.78            34,226
                                                                    2002               779             37.99            29,611
                                                                    2001             1,163             55.09            64,057
  VIP Overseas (Grandmaster(TM))
                                                                    2003               517             21.38            11,058
                                                                    2002               646             15.11             9,759
                                                                    2001               872             19.22            16,764
  VIP II Investment Grade Bond (Grandmaster(TM))
                                                                    2003               662             27.71            18,341
                                                                    2002             1,010             26.70            26,964
                                                                    2001             1,077             24.53            26,409
  VIP II Investment Grade Bond (IQ Annuity(TM))
                                                                    2003               185             13.19             2,443
                                                                    2002               252             12.73             3,213
                                                                    2001               280             11.70             3,281
  VIP II Asset Manager (Grandmaster(TM))
                                                                    2003               615             30.12            18,515
                                                                    2002               751             25.88            19,437
                                                                    2001               988             28.74            28,409
  VIP II Index 500 (Grandmaster(TM))
                                                                    2003               991             25.54            25,304
                                                                    2002             1,130             20.16            22,776
                                                                    2001             1,742             26.29            45,790
  VIP II Index 500 (IQ Annuity(TM))
                                                                    2003               230              8.50             1,956
                                                                    2002               274              6.71             1,840
                                                                    2001               363              8.76             3,180

                                                           CAPITAL GAIN           INVESTMENT
                                                             DIVIDEND               INCOME            EXPENSE         TOTAL
DIVISION                                                   DISTRIBUTION           RATIO (1)            RATIO        RETURN (2)
------------------------------------------------------------------------------------------------------------------------------
  Van Kampen UIF Emerging Markets Equity (GrandMaster
   flex3(TM))
                                                          $            -              0.00%             1.55%            43.60%
INITIAL CLASS:
  VIP High Income (Grandmaster(TM))
                                                                       -              6.02%             1.35%            25.55%
                                                                       -             10.52%             1.35%             2.07%
                                                                       -             18.40%             1.35%           (12.93%)
  VIP Equity-Income (Grandmaster(TM))
                                                                       -              1.87%             1.35%            28.58%
                                                               1,349,370              2.12%             1.35%           (18.08%)
                                                               3,444,111              1.65%             1.35%            (6.25%)
  VIP Growth (Grandmaster(TM))
                                                                       -              0.28%             1.35%            31.03%
                                                                       -              0.30%             1.35%           (31.04%)
                                                               6,973,246              0.09%             1.35%           (18.77%)
  VIP Overseas (Grandmaster(TM))
                                                                       -              0.88%             1.35%            41.50%
                                                                       -              0.86%             1.35%           (21.38%)
                                                               2,201,578              6.39%             1.35%           (22.22%)
  VIP II Investment Grade Bond (Grandmaster(TM))
                                                                 128,991              5.96%             1.35%             3.78%
                                                                       -              3.59%             1.35%             8.85%
                                                                       -              3.83%             1.35%             6.98%
  VIP II Investment Grade Bond (IQ Annuity(TM))
                                                                  14,056              5.50%             1.45%             3.61%
                                                                       -              3.69%             1.45%             8.80%
                                                                       -              1.90%             1.45%             6.85%
  VIP II Asset Manager (Grandmaster(TM))
                                                                       -              3.88%             1.35%            16.38%
                                                                       -              4.37%             1.35%            (9.95%)
                                                                 580,365              4.74%             1.35%            (5.40%)
  VIP II Index 500 (Grandmaster(TM))
                                                                       -              1.54%             1.35%            26.69%
                                                                       -              1.63%             1.35%           (23.32%)
                                                                       -              1.33%             1.35%           (13.29%)
  VIP II Index 500 (IQ Annuity(TM))
                                                                       -              1.52%             1.45%            26.68%
                                                                       -              1.53%             1.45%           (23.40%)
                                                                       -              0.91%             1.45%           (13.44%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                     UNITS            UNIT          NET ASSETS
DIVISION                                                            YEAR             (000S)           VALUE           (000S)
------------------------------------------------------------------------------------------------------------------------------
INITIAL CLASS (CONTINUED):
  VIP II Asset Manager: Growth (Grandmaster(TM))
                                                                    2003               276    $        18.53    $        5,115
                                                                    2002               326             15.23             4,960
                                                                    2001               435             18.27             7,941
  VIP II Contrafund (Grandmaster(TM))
                                                                    2003             1,109             28.10            31,160
                                                                    2002             1,282             22.17            28,422
                                                                    2001             1,777             24.79            44,051
  VIP III Growth Opportunities (Grandmaster(TM))
                                                                    2003               377             10.26             3,869
                                                                    2002               459              8.01             3,679
                                                                    2001               737             10.39             7,658
  VIP III Balanced (Grandmaster(TM))
                                                                    2003               243             13.00             3,156
                                                                    2002               272             11.19             3,041
                                                                    2001               376             12.43             4,668
  VIP III Growth & Income (Grandmaster(TM))
                                                                    2003               564             14.33             8,075
                                                                    2002               612             11.74             7,189
                                                                    2001               890             14.27            12,702
SERVICE CLASS:
  Touchstone Money Market (Pinnacleplus(TM))
                                                                    2003                27              9.95               264
  Touchstone Money Market (GrandMaster flex3(TM))
                                                                    2003               144              9.96             1,434
  Touchstone Money Market (IQ Annuity(TM))
                                                                    2003               765              9.96             7,620
  Touchstone Money Market (AnnuiChoice(TM))
                                                                    2003               469              9.98             4,681
  VIP III Mid Cap (Grandmaster(TM))
                                                                    2003               474             20.00             9,478
                                                                    2002               458             14.64             6,704
                                                                    2001               340             16.46             5,598
  VIP III Mid Cap (IQ Annuity(TM))
                                                                    2003               131             20.95             2,751
                                                                    2002               131             15.34             2,006
                                                                    2001               130             17.28             2,239
  VIP High Income (IQ Annuity(TM))
                                                                    2003               608              8.46             5,143
                                                                    2002               485              6.76             3,280
                                                                    2001               510              6.62             3,376

                                                           CAPITAL GAIN           INVESTMENT
                                                             DIVIDEND               INCOME             EXPENSE        TOTAL
DIVISION                                                   DISTRIBUTION           RATIO (1)             RATIO       RETURN (2)
------------------------------------------------------------------------------------------------------------------------------
INITIAL CLASS (CONTINUED):
  VIP II Asset Manager: Growth (Grandmaster(TM))
                                                          $            -              3.02%             1.35%            21.67%
                                                                       -              3.23%             1.35%           (16.64%)
                                                                 348,428              3.26%             1.35%            (8.65%)
  VIP II Contrafund (Grandmaster(TM))
                                                                       -              0.48%             1.35%            26.75%
                                                                       -              0.92%             1.35%           (10.57%)
                                                               1,873,817              0.99%             1.35%           (13.44%)
  VIP III Growth Opportunities (Grandmaster(TM))
                                                                       -              0.82%             1.35%            28.09%
                                                                       -              1.26%             1.35%           (22.91%)
                                                                       -              0.44%             1.35%           (15.60%)
  VIP III Balanced (Grandmaster(TM))
                                                                       -              2.88%             1.35%            16.18%
                                                                       -              3.46%             1.35%            (9.98%)
                                                                       -              3.08%             1.35%            (2.89%)
  VIP III Growth & Income (Grandmaster(TM))
                                                                       -              1.20%             1.35%            22.06%
                                                                       -              1.56%             1.35%           (17.73%)
                                                                 701,598              1.49%             1.35%            (9.97%)
SERVICE CLASS:
  Touchstone Money Market (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%            (0.50%)
  Touchstone Money Market (GrandMaster flex3(TM))
                                                                       -              0.00%             1.55%            (0.40%)
  Touchstone Money Market (IQ Annuity(TM))
                                                                       -              0.00%             1.45%            (0.40%)
  Touchstone Money Market (AnnuiChoice(TM))
                                                                       -              0.00%             1.00%            (0.20%)
  VIP III Mid Cap (Grandmaster(TM))
                                                                       -              0.31%             1.35%            36.61%
                                                                       -              0.68%             1.35%           (11.06%)
                                                                       -              0.00%             1.35%            (4.69%)
  VIP III Mid Cap (IQ Annuity(TM))
                                                                       -              0.31%             1.45%            36.57%
                                                                       -              0.88%             1.45%           (11.23%)
                                                                       -              0.00%             1.45%            (4.74%)
  VIP High Income (IQ Annuity(TM))
                                                                       -              7.79%             1.45%            25.15%
                                                                       -              7.97%             1.45%             2.11%
                                                                       -             20.91%             1.45%           (13.12%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.

                                                                                     UNITS            UNIT          NET ASSETS
DIVISION                                                            YEAR             (000S)           VALUE           (000S)
------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  VIP Equity-Income (IQ Annuity(TM))
                                                                    2003               175    $        10.21    $        1,784
                                                                    2002               226              7.96             1,801
                                                                    2001               196              9.73             1,908
  VIP Growth (IQ Annuity(TM))
                                                                    2003               320              8.15             2,606
                                                                    2002               296              6.23             1,843
                                                                    2001               332              9.06             3,012
  VIP Overseas (IQ Annuity(TM))
                                                                    2003                46              9.35               429
                                                                    2002                21              6.63               141
                                                                    2001                25              8.44               214
  VIP II Asset Manager (IQ Annuity(TM))
                                                                    2003                36              9.68               344
                                                                    2002                41              8.33               345
                                                                    2001                49              9.27               455
  VIP II Asset Manager: Growth (IQ Annuity(TM))
                                                                    2003                10              8.28                79
                                                                    2002                14              6.83                94
                                                                    2001                23              8.20               187
  VIP II Contrafund (IQ Annuity(TM))
                                                                    2003               251             10.48             2,628
                                                                    2002               286              8.28             2,367
                                                                    2001               262              9.28             2,431
  VIP III Growth Opportunities (IQ Annuity(TM))
                                                                    2003                43              6.76               291
                                                                    2002                44              5.29               235
                                                                    2001                76              6.88               522
  VIP III Balanced (IQ Annuity(TM))
                                                                    2003                47              9.58               449
                                                                    2002                66              8.27               547
                                                                    2001                73              9.20               675
  VIP III Growth & Income (IQ Annuity(TM))
                                                                    2003               103              8.99               923
                                                                    2002               120              7.38               886
                                                                    2001               187              8.98             1,679
  MFS Emerging Growth (IQ Annuity(TM))
                                                                    2003               219              4.91             1,074
                                                                    2002               139              3.84               533
                                                                    2001               159              5.89               939

                                                           CAPITAL GAIN           INVESTMENT
                                                             DIVIDEND               INCOME             EXPENSE        TOTAL
DIVISION                                                   DISTRIBUTION           RATIO (1)             RATIO       RETURN (2)
------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  VIP Equity-Income (IQ Annuity(TM))
                                                          $            -              1.98%             1.45%            28.27%
                                                                  39,242              1.68%             1.45%           (18.19%)
                                                                  73,106              1.24%             1.45%            (6.44%)
  VIP Growth (IQ Annuity(TM))
                                                                       -              0.20%             1.45%            30.82%
                                                                       -              0.15%             1.45%           (31.24%)
                                                                 214,741              0.00%             1.45%           (18.89%)
  VIP Overseas (IQ Annuity(TM))
                                                                       -              0.41%             1.45%            41.03%
                                                                       -              0.37%             1.45%           (21.45%)
                                                                  97,114             11.34%             1.35%           (22.43%)
  VIP II Asset Manager (IQ Annuity(TM))
                                                                       -              3.34%             1.45%            16.21%
                                                                       -              4.20%             1.45%           (10.14%)
                                                                  18,978              3.82%             1.45%            (5.70%)
  VIP II Asset Manager: Growth (IQ Annuity(TM))
                                                                       -              3.34%             1.45%            21.23%
                                                                       -              3.31%             1.45%           (16.71%)
                                                                   8,824              2.62%             1.45%            (8.89%)
  VIP II Contrafund (IQ Annuity(TM))
                                                                       -              0.40%             1.45%            26.57%
                                                                       -              0.73%             1.45%           (10.78%)
                                                                  65,461              0.64%             1.45%           (13.59%)
  VIP III Growth Opportunities (IQ Annuity(TM))
                                                                       -              0.61%             1.45%            27.79%
                                                                       -              0.96%             1.45%           (23.11%)
                                                                       -              0.25%             1.45%           (15.69%)
  VIP III Balanced (IQ Annuity(TM))
                                                                       -              3.35%             1.45%            15.84%
                                                                       -              2.99%             1.45%           (10.11%)
                                                                       -              2.48%             1.45%            (3.16%)
  VIP III Growth & Income (IQ Annuity(TM))
                                                                       -              1.13%             1.45%            21.82%
                                                                       -              1.58%             1.45%           (17.82%)
                                                                  74,437              1.06%             1.45%           (10.20%)
  MFS Emerging Growth (IQ Annuity(TM))
                                                                       -              0.00%             1.45%            27.86%
                                                                       -              0.00%             1.45%           (34.80%)
                                                                  52,743              0.00%             1.45%           (34.56%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.

                                                                                     UNITS            UNIT          NET ASSETS
DIVISION                                                            YEAR             (000S)           VALUE           (000S)
------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Emerging Growth (AnnuiChoice(TM))
                                                                    2003                56    $         5.94    $          335
                                                                    2002                66              4.62               307
                                                                    2001                43              7.05               300
  MFS Emerging Growth (Grandmaster(TM))
                                                                    2003                15              6.65                97
                                                                    2002                 9              5.19                45
                                                                    2001                 2              7.95                18
  MFS Emerging Growth (GrandMaster flex3(TM))
                                                                    2003                13              9.64               130
  MFS Investors Growth Stock (IQ Annuity(TM))
                                                                    2003               205              6.16             1,264
                                                                    2002                90              5.10               460
                                                                    2001                76              7.16               542
  MFS Investors Growth Stock (AnnuiChoice(TM))
                                                                    2003                73              7.86               571
                                                                    2002                40              6.48               262
                                                                    2001                23              9.05               207
  MFS Investors Growth Stock (Grandmaster(TM))
                                                                    2003                11              7.31                79
                                                                    2002                37              6.04               222
                                                                    2001                12              8.47               105
  MFS Investors Growth Stock (GrandMaster flex3(TM))
                                                                    2003                52              9.46               488
                                                                    2002                23              7.84               182
  MFS Investors Trust (IQ Annuity(TM))
                                                                    2003                50              7.63               381
                                                                    2002                74              6.36               470
                                                                    2001                79              8.18               647
  MFS Investors Trust (AnnuiChoice(TM))
                                                                    2003                56              7.89               439
                                                                    2002                61              6.54               398
                                                                    2001                48              8.38               404
  MFS Investors Trust (Grandmaster(TM))
                                                                    2003                19              8.40               157
                                                                    2002                28              6.99               193
                                                                    2001                 6              8.98                52
  MFS Investors Trust (GrandMaster flex3(TM))
                                                                    2003                 8              9.80                80
  MFS Mid Cap Growth (IQ Annuity(TM))
                                                                    2003             1,088              6.03             6,561
                                                                    2002               184              4.48               822
                                                                    2001               217              8.03             1,744

                                                           CAPITAL GAIN           INVESTMENT
                                                             DIVIDEND               INCOME             EXPENSE        TOTAL
DIVISION                                                   DISTRIBUTION           RATIO (1)             RATIO       RETURN (2)
------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Emerging Growth (AnnuiChoice(TM))
                                                          $            -              0.00%             1.00%            28.57%
                                                                       -              0.00%             1.00%           (34.47%)
                                                                   3,681              0.00%             1.00%           (29.50%)
  MFS Emerging Growth (Grandmaster(TM))
                                                                       -              0.00%             1.35%            28.13%
                                                                       -              0.00%             1.35%           (34.72%)
                                                                       -              0.00%             1.35%           (20.50%)
  MFS Emerging Growth (GrandMaster flex3(TM))
                                                                       -              0.00%             1.55%            27.85%
  MFS Investors Growth Stock (IQ Annuity(TM))
                                                                       -              0.00%             1.45%            20.78%
                                                                       -              0.00%             1.45%           (28.77%)
                                                                     117              0.89%             1.45%           (25.96%)
  MFS Investors Growth Stock (AnnuiChoice(TM))
                                                                       -              0.00%             1.00%            21.30%
                                                                       -              0.00%             1.00%           (28.40%)
                                                                      10              0.55%             1.00%            (9.50%)
  MFS Investors Growth Stock (Grandmaster(TM))
                                                                       -              0.00%             1.35%            21.03%
                                                                       -              0.00%             1.35%           (28.69%)
                                                                       -              0.00%             1.35%           (15.30%)
  MFS Investors Growth Stock (GrandMaster flex3(TM))
                                                                       -              0.00%             1.55%            20.66%
                                                                       -              0.00%             1.55%           (21.60%)
  MFS Investors Trust (IQ Annuity(TM))
                                                                       -              0.46%             1.45%            19.97%
                                                                       -              0.44%             1.45%           (22.25%)
                                                                  12,710              0.60%             1.45%           (17.29%)
  MFS Investors Trust (AnnuiChoice(TM))
                                                                       -              0.46%             1.00%            20.64%
                                                                       -              0.44%             1.00%           (21.96%)
                                                                   1,722              0.27%             1.00%           (16.20%)
  MFS Investors Trust (Grandmaster(TM))
                                                                       -              0.57%             1.35%            20.17%
                                                                       -              0.38%             1.35%           (22.16%)
                                                                       -              0.00%             1.35%           (10.20%)
  MFS Investors Trust (GrandMaster flex3(TM))
                                                                       -              0.44%             1.55%            19.95%
  MFS Mid Cap Growth (IQ Annuity(TM))
                                                                       -              0.00%             1.45%            34.60%
                                                                       -              0.00%             1.45%           (44.21%)
                                                                       -              0.99%             1.45%           (18.81%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.

                                                                                     UNITS            UNIT          NET ASSETS
DIVISION                                                            YEAR             (000S)           VALUE           (000S)
------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Mid Cap Growth (AnnuiChoice(TM))
                                                                    2003               318    $         5.82    $        1,851
                                                                    2002               115              4.30               492
                                                                    2001                83              7.68               636
  MFS Mid Cap Growth (Grandmaster(TM))
                                                                    2003               164              6.07               996
                                                                    2002               125              4.50               563
                                                                    2001               230              8.07             1,859
  MFS Mid Cap Growth (GrandMaster flex3(TM))
                                                                    2003                36              9.67               345
                                                                    2002                15              7.19               107
  MFS New Discovery (IQ Annuity(TM))
                                                                    2003               122              8.06               984
                                                                    2002               127              6.13               779
                                                                    2001               112              9.12             1,024
  MFS New Discovery (AnnuiChoice(TM))
                                                                    2003                61              8.51               516
                                                                    2002                45              6.44               291
                                                                    2001                46              9.54               442
  MFS New Discovery (Grandmaster(TM))
                                                                    2003               104              8.07               839
                                                                    2002                64              6.13               395
                                                                    2001                45              9.11               411
  MFS New Discovery (GrandMaster flex3(TM))
                                                                    2003                 6             10.00                56
                                                                    2002                 2              7.62                13
  MFS Capital Opportunities (IQ Annuity(TM))
                                                                    2003               167              6.28             1,049
                                                                    2002               262              5.01             1,312
                                                                    2001               343              7.25             2,488
  MFS Capital Opportunities (AnnuiChoice(TM))
                                                                    2003                28              6.45               178
                                                                    2002                38              5.12               194
                                                                    2001                33              7.38               245
  MFS Capital Opportunities (Grandmaster(TM))
                                                                    2003                81              6.95               564
                                                                    2002               118              5.54               655
                                                                    2001               192              8.01             1,540
  MFS Capital Opportunities (GrandMaster flex3(TM))
                                                                    2003                29              9.40               268
                                                                    2002                 5              7.51                41

                                                           CAPITAL GAIN           INVESTMENT
                                                             DIVIDEND               INCOME             EXPENSE        TOTAL
DIVISION                                                   DISTRIBUTION           RATIO (1)             RATIO       RETURN (2)
------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Mid Cap Growth (AnnuiChoice(TM))
                                                          $            -              0.00%             1.00%            35.35%
                                                                       -              0.00%             1.00%           (44.01%)
                                                                       -              0.43%             1.00%           (23.20%)
  MFS Mid Cap Growth (Grandmaster(TM))
                                                                       -              0.00%             1.35%            34.89%
                                                                       -              0.00%             1.35%           (44.24%)
                                                                       -              0.00%             1.35%           (19.30%)
  MFS Mid Cap Growth (GrandMaster flex3(TM))
                                                                       -              0.00%             1.55%            34.49%
                                                                       -              0.00%             1.55%           (28.10%)
  MFS New Discovery (IQ Annuity(TM))
                                                                       -              0.00%             1.45%            31.48%
                                                                       -              0.00%             1.45%           (32.79%)
                                                                   1,298              2.76%             1.45%            (6.65%)
  MFS New Discovery (AnnuiChoice(TM))
                                                                       -              0.00%             1.00%            32.14%
                                                                       -              0.00%             1.00%           (32.49%)
                                                                      53              1.11%             1.00%            (4.60%)
  MFS New Discovery (Grandmaster(TM))
                                                                       -              0.00%             1.35%            31.65%
                                                                       -              0.00%             1.35%           (32.71%)
                                                                       -              0.00%             1.35%            (8.90%)
  MFS New Discovery (GrandMaster flex3(TM))
                                                                       -              0.00%             1.55%            31.23%
                                                                       -              0.00%             1.55%           (23.80%)
  MFS Capital Opportunities (IQ Annuity(TM))
                                                                       -              0.00%             1.45%            25.35%
                                                                       -              0.00%             1.45%           (30.90%)
                                                                  72,100              4.21%             1.45%           (24.79%)
  MFS Capital Opportunities (AnnuiChoice(TM))
                                                                       -              0.00%             1.00%            25.98%
                                                                       -              0.00%             1.00%           (30.62%)
                                                                   1,026              1.46%             1.00%           (26.20%)
  MFS Capital Opportunities (Grandmaster(TM))
                                                                       -              0.00%             1.35%            25.45%
                                                                       -              0.00%             1.35%           (30.84%)
                                                                       -              0.00%             1.35%           (19.90%)
  MFS Capital Opportunities (GrandMaster flex3(TM))
                                                                       -              0.00%             1.55%            25.17%
                                                                       -              0.00%             1.55%           (24.90%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.

                                                                                     UNITS            UNIT          NET ASSETS
DIVISION                                                            YEAR             (000S)           VALUE           (000S)
------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Total Return (IQ Annuity(TM))
                                                                    2003               390    $        11.78    $        4,597
                                                                    2002               360             10.30             3,708
                                                                    2001               262             11.04             2,887
  MFS Total Return (AnnuiChoice(TM))
                                                                    2003               431             10.71             4,613
                                                                    2002               325              9.33             3,031
                                                                    2001               178              9.96             1,773
  MFS Total Return (Grandmaster(TM))
                                                                    2003               721             10.50             7,574
                                                                    2002               622              9.17             5,705
                                                                    2001               159              9.82             1,558
  MFS Total Return (GrandMaster flex3(TM))
                                                                    2003               147             10.48             1,545
                                                                    2002                47              9.18               432
  MFS Research (AnnuiChoice(TM))
                                                                    2003                55              6.89               381
                                                                    2002                46              5.60               257
                                                                    2001                32              7.51               242
  MFS Research (Grandmaster(TM))
                                                                    2003                 3              7.93                22
                                                                    2002                 5              6.47                31
                                                                    2001                 5              8.71                43
  MFS Research (IQ3(TM))
                                                                    2003                10              9.98               100
                                                                    2002                 1              8.15                 9
  MFS Research (GrandMaster flex3(TM))
                                                                    2003                13              9.63               130
                                                                    2002                10              7.86                81
  Janus Aspen International Growth (Pinnacleplus(TM))
                                                                    2003                 2             12.11                22
  MFS Capital Opportunities (Pinnacleplus(TM))
                                                                    2003                 1             10.81                16
  MFS Emerging Growth (Pinnacleplus(TM))
                                                                    2003                 1             10.62                 7
  MFS Investors Trust (Pinnacleplus(TM))
                                                                    2003                 1             10.86                 7
  MFS Mid Cap Growth (Pinnacleplus(TM))
                                                                    2003                 3             10.90                30
  MFS New Discovery (Pinnacleplus(TM))
                                                                    2003                 1             11.08                13
  MFS Total Return (Pinnacleplus(TM))
                                                                    2003                13             10.66               136

                                                           CAPITAL GAIN           INVESTMENT
                                                             DIVIDEND               INCOME             EXPENSE        TOTAL
DIVISION                                                   DISTRIBUTION           RATIO (1)             RATIO       RETURN (2)
------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Total Return (IQ Annuity(TM))
                                                          $            -              1.67%             1.45%            14.37%
                                                                  26,107              2.45%             1.45%            (6.70%)
                                                                  27,893              2.16%             1.45%            (1.52%)
  MFS Total Return (AnnuiChoice(TM))
                                                                       -              1.60%             1.00%            14.79%
                                                                  14,661              2.21%             1.00%            (6.33%)
                                                                   3,725              0.88%             1.00%            (0.40%)
  MFS Total Return (Grandmaster(TM))
                                                                       -              1.68%             1.35%            14.50%
                                                                  38,925              3.23%             1.35%            (6.62%)
                                                                       -              0.00%             1.35%            (1.80%)
  MFS Total Return (GrandMaster flex3(TM))
                                                                       -              1.15%             1.55%            14.16%
                                                                       -              0.00%             1.55%            (8.20%)
  MFS Research (AnnuiChoice(TM))
                                                                       -              0.43%             1.00%            23.04%
                                                                       -              0.10%             1.00%           (25.43%)
                                                                  16,157              0.83%             1.00%           (24.90%)
  MFS Research (Grandmaster(TM))
                                                                       -              0.48%             1.35%            22.57%
                                                                       -              0.06%             1.35%           (25.72%)
                                                                       -              0.00%             1.35%           (12.90%)
  MFS Research (IQ3(TM))
                                                                       -              0.57%             1.45%            22.45%
                                                                       -              0.00%             1.45%           (18.50%)
  MFS Research (GrandMaster flex3(TM))
                                                                       -              0.34%             1.55%            22.52%
                                                                       -              0.00%             1.55%           (21.40%)
  Janus Aspen International Growth (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%            21.10%
  MFS Capital Opportunities (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%             8.10%
  MFS Emerging Growth (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%             6.20%
  MFS Investors Trust (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%             8.60%
  MFS Mid Cap Growth (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%             9.00%
  MFS New Discovery (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%            10.80%
  MFS Total Return (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%             6.60%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.

                                                                                     UNITS            UNIT          NET ASSETS
DIVISION                                                            YEAR             (000S)           VALUE           (000S)
------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2:
  VIP High Income (IQ Annuity(TM))
                                                                    2003               708    $        11.46    $        8,117
                                                                    2002               113              9.17             1,038
                                                                    2001                99              9.01               895
  VIP High Income (AnnuiChoice(TM))
                                                                    2003               300             10.36             3,111
                                                                    2002               149              8.26             1,227
                                                                    2001                72              8.07               581
  VIP Equity-Income (IQ Annuity(TM))
                                                                    2003               294              9.82             2,883
                                                                    2002               282              7.66             2,161
                                                                    2001               141              9.38             1,324
  VIP Equity-Income (AnnuiChoice(TM))
                                                                    2003               366              9.92             3,635
                                                                    2002               312              7.70             2,405
                                                                    2001               117              9.39             1,097
  VIP Equity-Income (GrandMaster flex3(TM))
                                                                    2003               117             10.33             1,205
                                                                    2002                65              8.07               525
  VIP Growth (IQ Annuity(TM))
                                                                    2003               256              7.62             1,951
                                                                    2002                77              5.83               448
                                                                    2001                26              8.49               217
  VIP Growth (AnnuiChoice(TM))
                                                                    2003               312              7.18             2,237
                                                                    2002               120              5.47               658
                                                                    2001                75              7.93               593
  VIP Growth (GrandMaster flex3(TM))
                                                                    2003               106              9.72             1,031
                                                                    2002                20              7.45               151
  VIP Overseas (IQ Annuity(TM))
                                                                    2003                56              8.88               499
                                                                    2002                35              6.30               220
                                                                    2001                 8              8.04                62
  VIP Overseas (AnnuiChoice(TM))
                                                                    2003                64              8.60               547
                                                                    2002                11              6.07                69
                                                                    2001                13              7.71               103
  VIP Investment Grade Bond (IQ Annuity(TM))
                                                                    2003               329             11.65             3,836
                                                                    2002               561             11.27             6,319
                                                                    2001               150             10.38             1,561

                                                           CAPITAL GAIN           INVESTMENT
                                                             DIVIDEND               INCOME             EXPENSE        TOTAL
DIVISION                                                   DISTRIBUTION           RATIO (1)             RATIO       RETURN (2)
------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2:
  VIP High Income (IQ Annuity(TM))
                                                          $            -              1.11%             1.45%            24.97%
                                                                       -              8.87%             1.45%             1.78%
                                                                       -              0.00%             1.45%            (9.90%)
  VIP High Income (AnnuiChoice(TM))
                                                                       -              5.52%             1.00%            25.42%
                                                                       -              9.82%             1.00%             2.35%
                                                                       -              0.00%             1.00%           (19.30%)
  VIP Equity-Income (IQ Annuity(TM))
                                                                       -              1.65%             1.45%            28.20%
                                                                  30,426              1.15%             1.45%           (18.34%)
                                                                       -              0.00%             1.45%            (6.20%)
  VIP Equity-Income (AnnuiChoice(TM))
                                                                       -              1.54%             1.00%            28.83%
                                                                  24,947              1.17%             1.00%           (18.00%)
                                                                   3,457              0.23%             1.00%            (6.10%)
  VIP Equity-Income (GrandMaster flex3(TM))
                                                                       -              1.19%             1.55%            28.00%
                                                                       -              0.00%             1.55%           (19.30%)
  VIP Growth (IQ Annuity(TM))
                                                                       -              0.06%             1.45%            30.70%
                                                                       -              0.08%             1.45%           (31.33%)
                                                                       -              0.00%             1.45%           (15.10%)
  VIP Growth (AnnuiChoice(TM))
                                                                       -              0.07%             1.00%            31.26%
                                                                       -              0.13%             1.00%           (31.02%)
                                                                   1,297              0.00%             1.00%           (20.70%)
  VIP Growth (GrandMaster flex3(TM))
                                                                       -              0.03%             1.55%            30.47%
                                                                       -              0.00%             1.55%           (25.50%)
  VIP Overseas (IQ Annuity(TM))
                                                                       -              0.10%             1.45%            40.95%
                                                                       -              0.06%             1.45%           (21.64%)
                                                                       -              0.00%             1.45%           (19.60%)
  VIP Overseas (AnnuiChoice(TM))
                                                                       -              0.20%             1.00%            41.68%
                                                                       -              0.66%             1.00%           (21.27%)
                                                                     347              0.51%             1.00%           (22.90%)
  VIP Investment Grade Bond (IQ Annuity(TM))
                                                                  31,997              6.55%             1.45%             3.37%
                                                                       -              2.30%             1.45%             8.57%
                                                                       -              0.00%             1.45%             3.80%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.

                                                                                     UNITS            UNIT          NET ASSETS
DIVISION                                                            YEAR             (000S)           VALUE           (000S)
------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  VIP Investment Grade Bond (AnnuiChoice(TM))
                                                                    2003               620    $        12.03    $        7,463
                                                                    2002               777             11.58             9,002
                                                                    2001               303             10.62             3,215
  VIP Asset Manager (IQ Annuity(TM))
                                                                    2003                22             10.07               221
                                                                    2002                57              8.68               498
                                                                    2001                31              9.68               299
  VIP Asset Manager (AnnuiChoice(TM))
                                                                    2003                62              9.90               610
                                                                    2002                47              8.50               401
                                                                    2001                22              9.44               212
  VIP Index 500 (IQ Annuity(TM))
                                                                    2003               275              8.84             2,427
                                                                    2002               325              7.00             2,274
                                                                    2001                67              9.16               617
  VIP Index 500 (AnnuiChoice(TM))
                                                                    2003               284              8.18             2,322
                                                                    2002               275              6.45             1,776
                                                                    2001               251              8.40             2,107
  VIP Asset Manager: Growth (IQ Annuity(TM))
                                                                    2003                27              9.39               250
                                                                    2002                14              7.75               106
                                                                    2001                 5              9.34                46
  VIP Asset Manager: Growth (AnnuiChoice(TM))
                                                                    2003                16              9.13               144
                                                                    2002                16              7.49               119
                                                                    2001                12              8.99               108
  VIP Balanced (IQ Annuity(TM))
                                                                    2003                80             10.08               802
                                                                    2002                96              8.71               837
                                                                    2001                36              9.70               352
  VIP Balanced (AnnuiChoice(TM))
                                                                    2003               152             10.02             1,527
                                                                    2002               159              8.62             1,368
                                                                    2001               170              9.56             1,629
  VIP Contrafund (IQ Annuity(TM))
                                                                    2003               244             10.78             2,633
                                                                    2002               181              8.53             1,543
                                                                    2001                56              9.58               533

                                                           CAPITAL GAIN           INVESTMENT
                                                             DIVIDEND               INCOME             EXPENSE        TOTAL
DIVISION                                                   DISTRIBUTION           RATIO (1)             RATIO       RETURN (2)
------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  VIP Investment Grade Bond (AnnuiChoice(TM))
                                                          $       42,768              5.31%             1.00%             3.89%
                                                                       -              2.40%             1.00%             9.04%
                                                                       -              0.26%             1.00%             6.20%
  VIP Asset Manager (IQ Annuity(TM))
                                                                       -              3.72%             1.45%            16.01%
                                                                       -              3.06%             1.45%           (10.33%)
                                                                       -              0.00%             1.45%            (3.20%)
  VIP Asset Manager (AnnuiChoice(TM))
                                                                       -              2.36%             1.00%            16.47%
                                                                       -              2.93%             1.00%            (9.96%)
                                                                     216              0.89%             1.00%            (5.60%)
  VIP Index 500 (IQ Annuity(TM))
                                                                       -              0.86%             1.45%            26.29%
                                                                       -              0.69%             1.45%           (23.58%)
                                                                       -              0.00%             1.45%            (8.40%)
  VIP Index 500 (AnnuiChoice(TM))
                                                                       -              1.22%             1.00%            26.82%
                                                                       -              1.30%             1.00%           (23.21%)
                                                                       -              0.06%             1.00%           (16.00%)
  VIP Asset Manager: Growth (IQ Annuity(TM))
                                                                       -              2.01%             1.45%            21.16%
                                                                       -              1.17%             1.45%           (17.02%)
                                                                       -              0.00%             1.45%            (6.60%)
  VIP Asset Manager: Growth (AnnuiChoice(TM))
                                                                       -              2.56%             1.00%            21.90%
                                                                       -              2.64%             1.00%           (16.69%)
                                                                       -              0.00%             1.00%           (10.10%)
  VIP Balanced (IQ Annuity(TM))
                                                                       -              2.70%             1.45%            15.73%
                                                                       -              1.53%             1.45%           (10.21%)
                                                                       -              0.00%             1.45%            (3.00%)
  VIP Balanced (AnnuiChoice(TM))
                                                                       -              2.43%             1.00%            16.24%
                                                                       -              2.90%             1.00%            (9.83%)
                                                                       -              0.04%             1.00%            (4.40%)
  VIP Contrafund (IQ Annuity(TM))
                                                                       -              0.25%             1.45%            26.38%
                                                                       -              0.39%             1.45%           (10.96%)
                                                                       -              0.00%             1.45%            (4.20%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.

                                                                                     UNITS            UNIT          NET ASSETS
DIVISION                                                            YEAR             (000S)           VALUE           (000S)
------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  VIP Contrafund (AnnuiChoice(TM))
                                                                    2003               281    $        10.23    $        2,870
                                                                    2002               183              8.06             1,472
                                                                    2001                86              9.01               778
  VIP Contrafund (GrandMaster flex3(TM))
                                                                    2003               279             10.87             3,030
                                                                    2002                63              8.61               539
  VIP Growth Opportunities (IQ Annuity(TM))
                                                                    2003                14              8.84               125
                                                                    2002                 6              6.93                38
                                                                    2001                11              9.02                97
  VIP Growth Opportunities (AnnuiChoice(TM))
                                                                    2003                17              9.23               154
                                                                    2002                19              7.20               140
                                                                    2001                 7              9.33                63
  VIP Growth Opportunities (GrandMaster flex3(TM))
                                                                    2003                16             10.34               164
                                                                    2002                 -*             8.11                 1
  VIP Growth & Income (IQ Annuity(TM))
                                                                    2003               164              9.43             1,542
                                                                    2002               140              7.75             1,089
                                                                    2001                32              9.46               299
  VIP Growth & Income (AnnuiChoice(TM))
                                                                    2003               287              9.15             2,622
                                                                    2002               107              7.48               803
                                                                    2001                52              9.09               470
  VIP Growth & Income (GrandMaster flex3(TM))
                                                                    2003                22             10.54               227
                                                                    2002                 8              8.68                71
  VIP Mid Cap (IQ Annuity(TM))
                                                                    2003               256             12.55             3,213
                                                                    2002               240              9.21             2,207
                                                                    2001                45             10.39               472
  VIP Mid Cap (AnnuiChoice(TM))
                                                                    2003               274             12.44             3,404
                                                                    2002               260              9.09             2,360
                                                                    2001               159             10.21             1,621
  VIP Mid Cap (GrandMaster flex3(TM))
                                                                    2003               107             11.51             1,232
                                                                    2002                 9              8.46                76

                                                           CAPITAL GAIN           INVESTMENT
                                                             DIVIDEND               INCOME             EXPENSE        TOTAL
DIVISION                                                   DISTRIBUTION           RATIO (1)             RATIO       RETURN (2)
------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  VIP Contrafund (AnnuiChoice(TM))
                                                          $            -              0.26%             1.00%            26.92%
                                                                       -              0.54%             1.00%           (10.54%)
                                                                     883              0.07%             1.00%            (9.90%)
  VIP Contrafund (GrandMaster flex3(TM))
                                                                       -              0.15%             1.55%            26.25%
                                                                       -              0.00%             1.55%           (13.90%)
  VIP Growth Opportunities (IQ Annuity(TM))
                                                                       -              0.37%             1.45%            27.56%
                                                                       -              0.92%             1.45%           (23.17%)
                                                                       -              0.00%             1.45%            (9.80%)
  VIP Growth Opportunities (AnnuiChoice(TM))
                                                                       -              0.25%             1.00%            28.19%
                                                                       -              0.64%             1.00%           (22.83%)
                                                                       -              0.00%             1.00%            (6.70%)
  VIP Growth Opportunities (GrandMaster flex3(TM))
                                                                       -              0.01%             1.55%            27.50%
                                                                       -              0.00%             1.55%           (18.90%)
  VIP Growth & Income (IQ Annuity(TM))
                                                                       -              0.89%             1.45%            21.68%
                                                                       -              0.83%             1.45%           (18.08%)
                                                                       -              0.00%             1.45%            (5.40%)
  VIP Growth & Income (AnnuiChoice(TM))
                                                                       -              0.56%             1.00%            22.33%
                                                                       -              1.16%             1.00%           (17.71%)
                                                                     291              0.05%             1.00%            (9.10%)
  VIP Growth & Income (GrandMaster flex3(TM))
                                                                       -              0.31%             1.55%            21.43%
                                                                       -              0.00%             1.55%           (13.20%)
  VIP Mid Cap (IQ Annuity(TM))
                                                                       -              0.14%             1.45%            36.26%
                                                                       -              0.31%             1.45%           (11.36%)
                                                                       -              0.00%             1.45%             3.90%
  VIP Mid Cap (AnnuiChoice(TM))
                                                                       -              0.24%             1.00%            36.85%
                                                                       -              0.66%             1.00%           (10.97%)
                                                                       -              0.00%             1.00%             2.10%
  VIP Mid Cap (GrandMaster flex3(TM))
                                                                       -              0.05%             1.55%            36.05%
                                                                       -              0.00%             1.55%           (15.40%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                     UNITS            UNIT          NET ASSETS
DIVISION                                                            YEAR             (000S)           VALUE           (000S)
------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  VIP Aggressive Growth (IQ Annuity(TM))
                                                                    2003                 -*   $         8.78    $            3
                                                                    2002                 3              6.84                20
                                                                    2001                 4              9.45                35
  VIP Dynamic Capital Appreciation (IQ Annuity(TM))
                                                                    2003                 1             10.15                 7
                                                                    2002                 1              8.25                 8
                                                                    2001                 -*             9.05                 2
  VIP Dynamic Capital Appreciation (AnnuiChoice(TM))
                                                                    2003                 1             10.99                15
                                                                    2002                 2              8.89                22
                                                                    2001                 3              9.71                31
  Fidelity Balanced (GrandMaster flex3(TM))
                                                                    2003                 8             11.17                93
  Fidelity High Income (GrandMaster flex3(TM))
                                                                    2003               296             11.48             3,396
  Franklin Income Securities (Grandmaster(TM))
                                                                    2003               141             12.59             1,779
  Franklin Growth & Income Securities (Grandmaster(TM))
                                                                    2003                40             11.74               465
  Franklin Large Cap Growth Securities (Grandmaster(TM))
                                                                    2003                 6             11.90                75
  Templeton Foreign Securities (Grandmaster(TM))
                                                                    2003                15             12.57               184
  Franklin Mutual Shares Securities (Grandmaster(TM))
                                                                    2003               117             12.12             1,419
  Templeton Growth Securities (Grandmaster(TM))
                                                                    2003                31             12.45               387
  Fidelity VIP Asset Manager (Pinnacleplus(TM))
                                                                    2003                 2             10.46                22
  Fidelity VIP Asset Manager Growth (Pinnacleplus(TM))
                                                                    2003                 1             10.63                12
  Fidelity VIP Balanced (Pinnacleplus(TM))
                                                                    2003                 6             10.41                62
  Fidelity VIP Contrafund (Pinnacleplus(TM))
                                                                    2003                11             11.27               121
  Fidelity Equity Income (Pinnacleplus(TM))
                                                                    2003                 3             11.36                30
  Fidelity VIP Growth and Income (Pinnacleplus(TM))
                                                                    2003                22             10.58               236
  Fidelity VIP Growth (Pinnacleplus(TM))
                                                                    2003                 4             11.02                39

                                                           CAPITAL GAIN           INVESTMENT
                                                             DIVIDEND               INCOME             EXPENSE        TOTAL
DIVISION                                                   DISTRIBUTION           RATIO (1)             RATIO       RETURN (2)
------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  VIP Aggressive Growth (IQ Annuity(TM))
                                                          $            -              0.00%             1.45%            28.36%
                                                                       -              0.00%             1.45%           (27.62%)
                                                                       -              0.00%             1.45%            (5.50%)
  VIP Dynamic Capital Appreciation (IQ Annuity(TM))
                                                                       -              0.00%             1.45%            23.03%
                                                                       -              0.19%             1.45%            (8.84%)
                                                                       -              0.00%             1.00%            (9.50%)
  VIP Dynamic Capital Appreciation (AnnuiChoice(TM))
                                                                       -              0.00%             1.00%            23.62%
                                                                       -              0.14%             1.00%            (8.44%)
                                                                       -              0.00%             1.00%            (2.90%)
  Fidelity Balanced (GrandMaster flex3(TM))
                                                                       -              0.00%             1.55%            11.70%
  Fidelity High Income (GrandMaster flex3(TM))
                                                                       -              0.00%             1.55%            14.80%
  Franklin Income Securities (Grandmaster(TM))
                                                                       -              0.00%             1.35%            25.90%
  Franklin Growth & Income Securities (Grandmaster(TM))
                                                                       -              0.00%             1.35%            17.40%
  Franklin Large Cap Growth Securities (Grandmaster(TM))
                                                                       -              0.00%             1.35%            19.00%
  Templeton Foreign Securities (Grandmaster(TM))
                                                                       -              0.00%             1.35%            25.70%
  Franklin Mutual Shares Securities (Grandmaster(TM))
                                                                       -              0.00%             1.35%            21.20%
  Templeton Growth Securities (Grandmaster(TM))
                                                                       -              0.00%             1.35%            24.50%
  Fidelity VIP Asset Manager (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%             4.60%
  Fidelity VIP Asset Manager Growth (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%             6.30%
  Fidelity VIP Balanced (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%             4.10%
  Fidelity VIP Contrafund (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%            12.70%
  Fidelity Equity Income (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%            13.60%
  Fidelity VIP Growth and Income (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%             5.80%
  Fidelity VIP Growth (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%            10.20%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                     UNITS            UNIT          NET ASSETS
DIVISION                                                            YEAR             (000S)           VALUE           (000S)
------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP High Income (Pinnacleplus(TM))
                                                                    2003                 1    $        10.68    $            8
  Fidelity VIP Investment Grade Bond (Pinnacleplus(TM))
                                                                    2003                30             10.01               300
  Fidelity VIP Mid Cap (Pinnacleplus(TM))
                                                                    2003                 7             12.20                81
  Fidelity VIP Overseas (Pinnacleplus(TM))
                                                                    2003                 5             12.27                59
SERVICE SHARES:
  Janus Aspen Growth (IQ Annuity(TM))
                                                                    2003               156              6.08               951
                                                                    2002               132              4.69               619
                                                                    2001               191              6.49             1,237
  Janus Aspen Growth (AnnuiChoice(TM))
                                                                    2003                97              6.46               627
                                                                    2002               106              4.96               528
                                                                    2001               143              6.84               977
  Janus Aspen Growth (Grandmaster(TM))
                                                                    2003                22              7.40               164
                                                                    2002                18              5.70               100
                                                                    2001                 9              7.89                72
  Janus Aspen Growth (GrandMaster flex3(TM))
                                                                    2003                 3              9.82                28
                                                                    2002                 5              7.59                35
  Janus Aspen Mid Cap Growth (IQ Annuity(TM))
                                                                    2003               167              4.32               723
                                                                    2002               169              3.26               550
                                                                    2001               210              4.60               965
  Janus Aspen Mid Cap Growth (AnnuiChoice(TM))
                                                                    2003                76              5.23               396
                                                                    2002                64              3.92               252
                                                                    2001                52              5.50               285
  Janus Aspen Mid Cap Growth (Grandmaster(TM))
                                                                    2003                10              8.15                82
                                                                    2002                22              6.13               133
                                                                    2001                 2              8.65                16
  Janus Aspen Mid Cap Growth (GrandMaster flex3(TM))
                                                                    2003                 7             10.66                73
                                                                    2002                 2              8.03                12
  Janus Aspen International Growth (IQ Annuity(TM))
                                                                    2003               321              6.38             2,047
                                                                    2002               500              4.81             2,405
                                                                    2001               581              6.58             3,821

                                                           CAPITAL GAIN           INVESTMENT
                                                             DIVIDEND               INCOME             EXPENSE        TOTAL
DIVISION                                                   DISTRIBUTION           RATIO (1)             RATIO       RETURN (2)
------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP High Income (Pinnacleplus(TM))
                                                          $            -              0.00%             1.67%             6.80%
  Fidelity VIP Investment Grade Bond (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%             0.10%
  Fidelity VIP Mid Cap (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%            22.00%
  Fidelity VIP Overseas (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%            22.70%
SERVICE SHARES:
  Janus Aspen Growth (IQ Annuity(TM))
                                                                       -              0.00%             1.45%            29.64%
                                                                       -              0.00%             1.45%           (27.73%)
                                                                   2,772              0.00%             1.45%           (26.08%)
  Janus Aspen Growth (AnnuiChoice(TM))
                                                                       -              0.00%             1.00%            30.24%
                                                                       -              0.00%             1.00%           (27.49%)
                                                                     520              0.00%             1.00%           (31.60%)
  Janus Aspen Growth (Grandmaster(TM))
                                                                       -              0.00%             1.35%            29.82%
                                                                       -              0.00%             1.35%           (27.76%)
                                                                     441              0.00%             1.35%           (21.10%)
  Janus Aspen Growth (GrandMaster flex3(TM))
                                                                       -              0.00%             1.55%            29.38%
                                                                       -              0.00%             1.55%           (24.10%)
  Janus Aspen Mid Cap Growth (IQ Annuity(TM))
                                                                       -              0.00%             1.45%            32.52%
                                                                       -              0.00%             1.45%           (29.13%)
                                                                       -              0.00%             1.45%           (40.41%)
  Janus Aspen Mid Cap Growth (AnnuiChoice(TM))
                                                                       -              0.00%             1.00%            33.42%
                                                                       -              0.00%             1.00%           (28.73%)
                                                                       -              0.00%             1.00%           (45.00%)
  Janus Aspen Mid Cap Growth (Grandmaster(TM))
                                                                       -              0.00%             1.35%            32.95%
                                                                       -              0.00%             1.35%           (29.13%)
                                                                       -              0.00%             1.35%           (13.50%)
  Janus Aspen Mid Cap Growth (GrandMaster flex3(TM))
                                                                       -              0.00%             1.55%            32.75%
                                                                       -              0.00%             1.55%           (19.70%)
  Janus Aspen International Growth (IQ Annuity(TM))
                                                                       -              0.90%             1.45%            32.64%
                                                                       -              0.69%             1.45%           (26.90%)
                                                                       -              0.65%             1.45%           (24.54%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.

                                                                                     UNITS            UNIT          NET ASSETS
DIVISION                                                            YEAR             (000S)           VALUE           (000S)
------------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES (CONTINUED):
  Janus Aspen International Growth (AnnuiChoice(TM))
                                                                    2003                36    $         7.19    $          260
                                                                    2002                37              5.40               200
                                                                    2001                32              7.35               233
  Janus Aspen International Growth (Grandmaster(TM))
                                                                    2003                15              8.16               122
                                                                    2002                 8              6.15                47
                                                                    2001                30              8.39               249
  Janus Aspen International Growth (GrandMaster
    flex3(TM))
                                                                    2003                11             10.19               109
                                                                    2002                 5              7.69                41
  Janus Aspen Worldwide Growth (AnnuiChoice(TM))
                                                                    2003                96              6.63               639
                                                                    2002               100              5.41               540
                                                                    2001                73              7.36               540
  Janus Aspen Worldwide Growth (IQ Annuity(TM))
                                                                    2003                78              7.61               594
                                                                    2002                74              6.24               462
                                                                    2001                14              8.53               116
  Janus Aspen Worldwide Growth (Grandmaster(TM))
                                                                    2003                16              7.52               119
                                                                    2002                33              6.17               202
                                                                    2001                 6              8.41                50
  Janus Aspen Worldwide Growth (GrandMaster flex3(TM))
                                                                    2003                33              9.46               313
                                                                    2002                 7              7.77                51
CLASS 1B SHARES:
  Putnam VT Growth & Income (AnnuiChoice(TM))
                                                                    2003               149              9.53             1,424
                                                                    2002               125              7.56               948
                                                                    2001               141              9.43             1,333
  Putnam VT Growth & Income (IQ Annuity(TM))
                                                                    2003               127              9.24             1,173
                                                                    2002               104              7.36               768
                                                                    2001                41              9.22               378
  Putnam VT Growth & Income (Grandmaster(TM))
                                                                    2003                48              9.29               449
                                                                    2002                54              7.39               396
                                                                    2001                24              9.25               220
  Putnam VT Growth & Income (GrandMaster flex3(TM))
                                                                    2003                19             10.13               188
                                                                    2002                 6              8.08                49

                                                           CAPITAL GAIN           INVESTMENT
                                                             DIVIDEND               INCOME             EXPENSE        TOTAL
DIVISION                                                   DISTRIBUTION           RATIO (1)             RATIO       RETURN (2)
------------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES (CONTINUED):
  Janus Aspen International Growth (AnnuiChoice(TM))
                                                          $            -              0.88%             1.00%            33.15%
                                                                       -              0.59%             1.00%           (26.53%)
                                                                       -              0.82%             1.00%           (26.50%)
  Janus Aspen International Growth (Grandmaster(TM))
                                                                       -              1.29%             1.35%            32.68%
                                                                       -              0.69%             1.35%           (26.70%)
                                                                       -              1.64%             1.35%           (16.10%)
  Janus Aspen International Growth (GrandMaster
    flex3(TM))
                                                                       -              1.06%             1.55%            32.51%
                                                                       -              1.51%             1.55%           (23.10%)
  Janus Aspen Worldwide Growth (AnnuiChoice(TM))
                                                                       -              0.87%             1.00%            22.55%
                                                                       -              0.60%             1.00%           (26.49%)
                                                                       -              0.32%             1.00%           (26.40%)
  Janus Aspen Worldwide Growth (IQ Annuity(TM))
                                                                       -              0.85%             1.45%            21.96%
                                                                       -              0.81%             1.45%           (26.85%)
                                                                       -              0.35%             1.45%           (14.70%)
  Janus Aspen Worldwide Growth (Grandmaster(TM))
                                                                       -              0.83%             1.35%            21.88%
                                                                       -              1.25%             1.35%           (26.63%)
                                                                       -              0.23%             1.35%           (15.90%)
  Janus Aspen Worldwide Growth (GrandMaster flex3(TM))
                                                                       -              0.94%             1.55%            21.75%
                                                                       -              7.76%             1.55%           (22.30%)
CLASS 1B SHARES:
  Putnam VT Growth & Income (AnnuiChoice(TM))
                                                                       -              1.63%             1.00%            26.06%
                                                                   7,937              1.70%             1.00%           (19.83%)
                                                                     899              0.27%             1.00%            (5.70%)
  Putnam VT Growth & Income (IQ Annuity(TM))
                                                                       -              1.70%             1.45%            25.54%
                                                                   3,572              1.39%             1.45%           (20.17%)
                                                                       -              0.00%             1.45%            (7.80%)
  Putnam VT Growth & Income (Grandmaster(TM))
                                                                       -              1.66%             1.35%            25.71%
                                                                   1,931              1.62%             1.35%           (20.11%)
                                                                       -              0.00%             1.35%            (7.50%)
  Putnam VT Growth & Income (GrandMaster flex3(TM))
                                                                       -              1.14%             1.55%            25.37%
                                                                       -              0.00%             1.55%           (19.20%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.

                                                                                     UNITS            UNIT          NET ASSETS
DIVISION                                                            YEAR             (000S)           VALUE           (000S)
------------------------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):
  Putnam VT International Equity (AnnuiChoice(TM))
                                                                    2003                60    $         8.37    $          499
                                                                    2002                60              6.58               397
                                                                    2001                18              8.07               142
  Putnam VT International Equity (IQ Annuity(TM))
                                                                    2003                68              9.23               631
                                                                    2002                74              7.29               538
                                                                    2001                 3              8.98                28
  Putnam VT International Equity (Grandmaster(TM))
                                                                    2003                45              9.07               408
                                                                    2002                68              7.16               486
                                                                    2001                22              8.81               194
  Putnam VT International Equity (GrandMaster flex3(TM))
                                                                    2003                29             10.04               294
                                                                    2002                19              7.93               150
  Putnam VT Small Cap Value (AnnuiChoice(TM))
                                                                    2003               123             13.68             1,689
                                                                    2002               111              9.23             1,027
                                                                    2001                47             11.41               531
  Putnam VT Small Cap Value (IQ Annuity(TM))
                                                                    2003               103             12.17             1,256
                                                                    2002                95              8.25               780
                                                                    2001                24             10.25               242
  Putnam VT Small Cap Value (Grandmaster(TM))
                                                                    2003               568             12.91             7,327
                                                                    2002               544              8.74             4,751
                                                                    2001                78             10.84               845
  Putnam VT Small Cap Value (GrandMaster flex3(TM))
                                                                    2003                60             10.85               652
                                                                    2002                 5              7.36                38
  Putnam VT Discovery Growth (AnnuiChoice(TM))
                                                                    2003                91              6.09               553
                                                                    2002               119              4.66               552
                                                                    2001               149              6.68               995
  Putnam VT Discovery Growth (IQ Annuity(TM))
                                                                    2003                27              7.47               199
                                                                    2002                29              5.74               169
                                                                    2001                13              8.27               105
  Putnam VT Discovery Growth (Grandmaster(TM))
                                                                    2003                 8              7.54                63
                                                                    2002                14              5.79                79
                                                                    2001                12              8.34               104

                                                           CAPITAL GAIN           INVESTMENT
                                                             DIVIDEND               INCOME             EXPENSE        TOTAL
DIVISION                                                   DISTRIBUTION           RATIO (1)             RATIO       RETURN (2)
------------------------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):
  Putnam VT International Equity (AnnuiChoice(TM))
                                                          $            -              0.86%             1.00%            27.20%
                                                                       -              0.43%             1.00%           (18.46%)
                                                                   3,814              0.11%             1.00%           (19.30%)
  Putnam VT International Equity (IQ Annuity(TM))
                                                                       -              0.74%             1.45%            26.61%
                                                                       -              0.16%             1.45%           (18.82%)
                                                                       -              0.00%             1.45%           (10.20%)
  Putnam VT International Equity (Grandmaster(TM))
                                                                       -              0.94%             1.35%            26.68%
                                                                       -              0.43%             1.35%           (18.73%)
                                                                       -              0.00%             1.35%           (11.90%)
  Putnam VT International Equity (GrandMaster
    flex3(TM))
                                                                       -              0.65%             1.55%            26.61%
                                                                       -              0.00%             1.55%           (20.70%)
  Putnam VT Small Cap Value (AnnuiChoice(TM))
                                                                       -              0.30%             1.00%            48.21%
                                                                   5,740              0.14%             1.00%           (19.11%)
                                                                     196              0.00%             1.00%            14.10%
  Putnam VT Small Cap Value (IQ Annuity(TM))
                                                                       -              0.35%             1.45%            47.52%
                                                                   5,431              0.15%             1.45%           (19.51%)
                                                                       -              0.00%             1.45%             2.50%
  Putnam VT Small Cap Value (Grandmaster(TM))
                                                                       -              0.34%             1.35%            47.71%
                                                                  17,539              0.09%             1.35%           (19.37%)
                                                                       -              0.00%             1.35%             8.40%
  Putnam VT Small Cap Value (GrandMaster flex3(TM))
                                                                       -              0.16%             1.55%            47.42%
                                                                       -              0.00%             1.55%           (26.40%)
  Putnam VT Discovery Growth (AnnuiChoice(TM))
                                                                       -              0.00%             1.00%            30.69%
                                                                       -              0.00%             1.00%           (30.24%)
                                                                       -              0.00%             1.00%           (33.20%)
  Putnam VT Discovery Growth (IQ Annuity(TM))
                                                                       -              0.00%             1.45%            30.14%
                                                                       -              0.00%             1.45%           (30.59%)
                                                                       -              0.00%             1.45%           (17.30%)
  Putnam VT Discovery Growth (Grandmaster(TM))
                                                                       -              0.00%             1.35%            30.22%
                                                                       -              0.00%             1.35%           (30.58%)
                                                                       -              0.00%             1.35%           (16.60%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.

                                                                                     UNITS            UNIT          NET ASSETS
DIVISION                                                            YEAR             (000S)           VALUE           (000S)
------------------------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):
  Putnam VT Discovery Growth (GrandMaster flex3(TM))
                                                                    2003                 4    $         9.73    $           43
                                                                    2002                 2              7.49                16
  Putnam VT Voyager (GrandMaster flex3(TM))
                                                                    2003                11             11.69               126
  Putnam VT New Opportunities (GrandMaster flex3(TM))
                                                                    2003                 1             12.42                 8
  Putnam VT George Putnam Fund of Boston (GrandMaster
    flex3(TM))
                                                                    2003                 1             11.13                15
  Putnam VT Voyager (Grandmaster(TM))
                                                                    2003                 2             11.71                25
  Putnam VT New Opportunities (Grandmaster(TM))
                                                                    2003                 3             12.44                35
  Putnam VT George Putnam Fund of Boston
    (Grandmaster(TM))
                                                                    2003                 1             11.15                16
  Putnam VT Voyager (IQ Annuity(TM))
                                                                    2003                 2             11.70                25
  Putnam VT New Opportunities (IQ Annuity(TM))
                                                                    2003               401             12.43             4,980
  Putnam VT George Putnam Fund of Boston (IQ
    Annuity(TM))
                                                                    2003                 1             11.14                14
  Putnam VT Voyager (AnnuiChoice(TM))
                                                                    2003                 4             11.75                53
  Putnam VT New Opportunities (AnnuiChoice(TM))
                                                                    2003                46             12.48               570
  Putnam VT George Putnam Fund of Boston
    (AnnuiChoice(TM))
                                                                    2003                 1             11.19                13
  Putnam VT International Equity (Pinnacleplus(TM))
                                                                    2003                 1             11.69                11
  Putnam VT Small Cap Value (Pinnacleplus(TM))
                                                                    2003                 3             12.00                33
  Putnam VT Voyager (Pinnacleplus(TM))
                                                                    2003                 2             10.68                21
  Putnam VT Discovery Growth (Pinnacleplus(TM))
                                                                    2003                 -*            10.74                 2
CLASS 2:
  Touchstone Money Market (IQ Annuity(TM))
                                                                    2003               379             10.02             3,795
  Franklin Income Securities (GrandMaster flex3(TM))
                                                                    2003                73             12.56               919
  Franklin Growth and Income Securities (GrandMaster
    flex3(TM))
                                                                    2003                38             11.72               445

                                                           CAPITAL GAIN           INVESTMENT
                                                             DIVIDEND               INCOME             EXPENSE        TOTAL
DIVISION                                                   DISTRIBUTION           RATIO (1)             RATIO       RETURN (2)
------------------------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):
  Putnam VT Discovery Growth (GrandMaster flex3(TM))
                                                          $            -              0.00%             1.55%            29.91%
                                                                       -              0.00%             1.55%           (25.10%)
  Putnam VT Voyager (GrandMaster flex3(TM))
                                                                       -                                1.55%            16.90%
  Putnam VT New Opportunities (GrandMaster flex3(TM))
                                                                       -                                1.55%            24.20%
  Putnam VT George Putnam Fund of Boston (GrandMaster
    flex3(TM))
                                                                       -              0.00%             1.55%            11.30%
  Putnam VT Voyager (Grandmaster(TM))
                                                                       -              0.00%             1.35%            17.10%
  Putnam VT New Opportunities (Grandmaster(TM))
                                                                       -              0.00%             1.35%            24.40%
  Putnam VT George Putnam Fund of Boston
    (Grandmaster(TM))
                                                                       -              0.00%             1.35%            11.50%
  Putnam VT Voyager (IQ Annuity(TM))
                                                                       -              0.00%             1.45%            17.00%
  Putnam VT New Opportunities (IQ Annuity(TM))
                                                                       -              0.00%             1.45%            24.30%
  Putnam VT George Putnam Fund of Boston (IQ
    Annuity(TM))
                                                                       -              0.00%             1.45%            11.40%
  Putnam VT Voyager (AnnuiChoice(TM))
                                                                       -              0.00%             1.00%            17.50%
  Putnam VT New Opportunities (AnnuiChoice(TM))
                                                                       -              0.00%             1.00%            24.80%
  Putnam VT George Putnam Fund of Boston
    (AnnuiChoice(TM))
                                                                       -              0.00%             1.00%            11.90%
  Putnam VT International Equity (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%            16.90%
  Putnam VT Small Cap Value (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%            20.00%
  Putnam VT Voyager (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%             6.80%
  Putnam VT Discovery Growth (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%             7.40%
CLASS 2:
  Touchstone Money Market (IQ Annuity(TM))
                                                                       -              0.00%             1.45%             0.20%
  Franklin Income Securities (GrandMaster flex3(TM))
                                                                       -              0.00%             1.55%            25.60%
  Franklin Growth and Income Securities (GrandMaster
    flex3(TM))
                                                                       -              0.00%             1.55%            17.20%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                     UNITS            UNIT          NET ASSETS
DIVISION                                                            YEAR             (000S)           VALUE           (000S)
------------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Franklin Large Cap Growth Securities (GrandMaster
    flex3(TM))
                                                                    2003                 9             11.88               108
  Templeton Foreign Securities (GrandMaster flex3(TM))
                                                                    2003                34    $        12.54    $          421
  Franklin Mutual Shares Securities (GrandMaster
    flex3(TM))
                                                                    2003                37             12.09               442
  Templeton Growth Securities (GrandMaster flex3(TM))
                                                                    2003                43             12.42               536
  Van Kampen LIT Comstock (Grandmaster(TM))
                                                                    2003                12             12.25               144
  Van Kampen LIT Emerging Growth (Grandmaster(TM))
                                                                    2003                 5             11.93                65
  Van Kampen Emerging Markets Equity (Grandmaster(TM))
                                                                    2003                 1             14.39                17
  Van Kampen Emerging Markets Debt (Grandmaster(TM))
                                                                    2003                28             12.45               349
  Van Kampen U.S. Real Estate (Grandmaster(TM))
                                                                    2003                34             13.21               455
  Van Kampen Emerging Markets Debt (IQ Annuity(TM))
                                                                    2003                36             12.44               450
  Van Kampen U.S. Real Estate (IQ Annuity(TM))
                                                                    2003                13             13.19               172
  Franklin Income Securities (IQ Annuity(TM))
                                                                    2003                66             12.58               824
  Franklin Growth & Income Securities (IQ Annuity(TM))
                                                                    2003               149             11.73             1,748
  Franklin Large Cap Growth Securities (IQ Annuity(TM))
                                                                    2003                10             11.89               122
  Templeton Foreign Securities (IQ Annuity(TM))
                                                                    2003                25             12.55               310
  Franklin Mutual Shares Securities (IQ Annuity(TM))
                                                                    2003               110             12.10             1,327
  Templeton Growth Securities (IQ Annuity(TM))
                                                                    2003                 9             12.43               109
  Van Kampen LIT Comstock (IQ Annuity(TM))
                                                                    2003                13             12.24               155
  Van Kampen LIT Emerging Growth (IQ Annuity(TM))
                                                                    2003                 -*            11.92                 6
  Van Kampen UIF Emerging Markets Equity (IQ
    Annuity(TM))
                                                                    2003                 4             14.37                60
  Van Kampen LIT Comstock (AnnuiChoice(TM))
                                                                    2003                23             12.30               282

                                                           CAPITAL GAIN           INVESTMENT
                                                             DIVIDEND               INCOME             EXPENSE        TOTAL
DIVISION                                                   DISTRIBUTION           RATIO (1)             RATIO       RETURN (2)
------------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Franklin Large Cap Growth Securities (GrandMaster
    flex3(TM))
                                                                       -              0.00%             1.55%            18.80%
  Templeton Foreign Securities (GrandMaster flex3(TM))
                                                          $            -              0.00%             1.55%            25.40%
  Franklin Mutual Shares Securities (GrandMaster
    flex3(TM))
                                                                       -              0.00%             1.55%            20.90%
  Templeton Growth Securities (GrandMaster flex3(TM))
                                                                       -              0.00%             1.55%            24.20%
  Van Kampen LIT Comstock (Grandmaster(TM))
                                                                       -              0.00%             1.35%            22.50%
  Van Kampen LIT Emerging Growth (Grandmaster(TM))
                                                                       -              0.00%             1.35%            19.30%
  Van Kampen Emerging Markets Equity (Grandmaster(TM))
                                                                       -              0.00%             1.35%            43.90%
  Van Kampen Emerging Markets Debt (Grandmaster(TM))
                                                                       -              0.00%             1.35%            24.50%
  Van Kampen U.S. Real Estate (Grandmaster(TM))
                                                                       -              0.00%             1.35%            32.10%
  Van Kampen Emerging Markets Debt (IQ Annuity(TM))
                                                                       -              0.00%             1.45%            24.40%
  Van Kampen U.S. Real Estate (IQ Annuity(TM))
                                                                       -              0.00%             1.45%            31.90%
  Franklin Income Securities (IQ Annuity(TM))
                                                                       -              0.00%             1.45%            25.80%
  Franklin Growth & Income Securities (IQ Annuity(TM))
                                                                       -              0.00%             1.45%            17.30%
  Franklin Large Cap Growth Securities (IQ Annuity(TM))
                                                                       -              0.00%             1.45%            18.90%
  Templeton Foreign Securities (IQ Annuity(TM))
                                                                       -              0.00%             1.45%            25.50%
  Franklin Mutual Shares Securities (IQ Annuity(TM))
                                                                       -              0.00%             1.45%            21.00%
  Templeton Growth Securities (IQ Annuity(TM))
                                                                       -              0.00%             1.45%            24.30%
  Van Kampen LIT Comstock (IQ Annuity(TM))
                                                                       -              0.00%             1.45%            22.40%
  Van Kampen LIT Emerging Growth (IQ Annuity(TM))
                                                                       -              0.00%             1.45%            19.20%
  Van Kampen UIF Emerging Markets Equity (IQ
    Annuity(TM))
                                                                       -              0.00%             1.45%            43.70%
  Van Kampen LIT Comstock (AnnuiChoice(TM))
                                                                       -              0.00%             1.00%            23.00%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                     UNITS            UNIT          NET ASSETS
DIVISION                                                            YEAR             (000S)           VALUE           (000S)
------------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Van Kampen LIT Emerging Growth (AnnuiChoice(TM))
                                                                    2003                 4    $        11.97    $           51
  Van Kampen UIF Emerging Markets Equity
    (AnnuiChoice(TM))
                                                                    2003                 5             14.44                69
  Franklin Income Securities (AnnuiChoice(TM))
                                                                    2003               201             12.63             2,539
  Franklin Growth & Income Securities (AnnuiChoice(TM))
                                                                    2003               126             11.78             1,484
  Franklin Large Cap Growth Securities (AnnuiChoice(TM))
                                                                    2003                27             11.94               318
  Templeton Foreign Securities (AnnuiChoice(TM))
                                                                    2003                23             12.61               291
  Franklin Mutual Shares Securities (AnnuiChoice(TM))
                                                                    2003                88             12.16             1,075
  Templeton Growth Securities (AnnuiChoice(TM))
                                                                    2003                 7             12.49                88
  Van Kampen LIT Comstock (Pinnacleplus(TM))
                                                                    2003                 4             11.29                41
  Franklin Growth & Income Securities (Pinnacleplus(TM))
                                                                    2003                 3             11.35                34
  Franklin Income Securities (Pinnacleplus(TM))
                                                                    2003                20             11.19               218
  Franklin Large Cap Growth Securities
    (Pinnacleplus(TM))
                                                                    2003                 6             10.89                68
  Franklin Mutual Shares Securities (Pinnacleplus(TM))
                                                                    2003                 5             11.15                60
  Templeton Foreign Securities (Pinnacleplus(TM))
                                                                    2003                 3             11.76                36
CLASS 2B:
  Van Kampen UIF Emerging Markets Debt
    (Pinnacleplus(TM))
                                                                    2003                 1             10.94                 8
  Van Kampen UIF Emerging Markets Equity
    (Pinnacleplus(TM))
                                                                    2003                 5             12.60                67
  Van Kampen UIF U.S. Real Estate (Pinnacleplus(TM))
                                                                    2003                 3             11.52                29
CLASS B:
  Scudder EAFE Equity Index (GrandMaster flex3(TM))
                                                                    2003                31              9.99               308
                                                                    2002                 -*             7.63                 1
  Scudder EAFE Equity Index (IQ3(TM))
                                                                    2003                28             10.20               289
                                                                    2002                22              7.78               175

                                                           CAPITAL GAIN           INVESTMENT
                                                             DIVIDEND               INCOME             EXPENSE        TOTAL
DIVISION                                                   DISTRIBUTION           RATIO (1)             RATIO       RETURN (2)
------------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Van Kampen LIT Emerging Growth (AnnuiChoice(TM))
                                                          $            -              0.00%             1.00%            19.70%
  Van Kampen UIF Emerging Markets Equity
    (AnnuiChoice(TM))
                                                                       -              0.00%             1.00%            44.40%
  Franklin Income Securities (AnnuiChoice(TM))
                                                                       -              0.00%             1.00%            26.30%
  Franklin Growth & Income Securities (AnnuiChoice(TM))
                                                                       -              0.00%             1.00%            17.80%
  Franklin Large Cap Growth Securities (AnnuiChoice(TM))
                                                                       -              0.00%             1.00%            19.40%
  Templeton Foreign Securities (AnnuiChoice(TM))
                                                                       -              0.00%             1.00%            26.10%
  Franklin Mutual Shares Securities (AnnuiChoice(TM))
                                                                       -              0.00%             1.00%            21.60%
  Templeton Growth Securities (AnnuiChoice(TM))
                                                                       -              0.00%             1.00%            24.90%
  Van Kampen LIT Comstock (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%            12.90%
  Franklin Growth & Income Securities (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%            13.50%
  Franklin Income Securities (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%            11.90%
  Franklin Large Cap Growth Securities
    (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%             8.90%
  Franklin Mutual Shares Securities (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%            11.50%
  Templeton Foreign Securities (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%            17.60%
CLASS 2B:
  Van Kampen UIF Emerging Markets Debt
    (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%             9.40%
  Van Kampen UIF Emerging Markets Equity
    (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%            26.00%
  Van Kampen UIF U.S. Real Estate (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%            15.20%
CLASS B:
  Scudder EAFE Equity Index (GrandMaster flex3(TM))
                                                                       -              5.68%             1.55%            30.93%
                                                                       -              2.33%             1.55%           (23.70%)
  Scudder EAFE Equity Index (IQ3(TM))
                                                                       -              3.01%             1.45%            31.11%
                                                                       -              2.90%             1.45%           (22.20%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                     UNITS            UNIT          NET ASSETS
DIVISION                                                            YEAR             (000S)           VALUE           (000S)
------------------------------------------------------------------------------------------------------------------------------
CLASS B (CONTINUED):
  Scudder Equity 500 Index (GrandMaster flex3(TM))
                                                                    2003               107    $        10.12    $        1,087
                                                                    2002                 7              8.04                55
  Scudder Equity 500 Index (IQ3(TM))
                                                                    2003                95             10.52               995
                                                                    2002                25              8.35               208
  Scudder Small Cap Index (GrandMaster flex3(TM))
                                                                    2003                46             10.94               499
                                                                    2002                 2              7.61                17
  Scudder Small Cap Index (IQ3(TM))
                                                                    2003                45             10.96               491
                                                                    2002                17              7.61               129
  Scudder VIT EAFE Equity Index (AnnuiChoice(TM))
                                                                    2003                 7             10.42                74
                                                                    2002                 2              7.92                15
  Scudder VIT Equity 500 Index (AnnuiChoice(TM))
                                                                    2003                51             10.63               540
                                                                    2002                11              8.40                91
  Scudder VIT Small Cap Index (AnnuiChoice(TM))
                                                                    2003                97             11.13             1,078
                                                                    2002                 -*             7.70                 2
  Scudder VIT  EAFE Equity Index (Pinnacleplus(TM))
                                                                    2003                 2             11.89                20
  Scudder VIT Equity 500 Index (Pinnacleplus(TM))
                                                                    2003                 7             11.05                74
  Scudder VIT Small Cap Index (Pinnacleplus(TM))
                                                                    2003                 3             11.56                40
SERIES TRUST 2:
  JPM Bond (Pinnacleplus(TM))
                                                                    2003                 2              9.94                20
  JPM International Equity (Pinnacleplus(TM))
                                                                    2003                 -*            11.90                 1
  JPM Mid Cap Value (Pinnacleplus(TM))
                                                                    2003                10             11.18               109

                                                           CAPITAL GAIN       INVESTMENT
                                                             DIVIDEND           INCOME           EXPENSE            TOTAL
DIVISION                                                   DISTRIBUTION       RATIO (1)           RATIO           RETURN (2)
------------------------------------------------------------------------------------------------------------------------------
CLASS B (CONTINUED):
  Scudder Equity 500 Index (GrandMaster flex3(TM))
                                                          $            -              0.49%             1.55%            25.87%
                                                                       -              4.21%             1.55%           (19.60%)
  Scudder Equity 500 Index (IQ3(TM))
                                                                       -              0.64%             1.45%            25.99%
                                                                       -              2.39%             1.45%           (16.50%)
  Scudder Small Cap Index (GrandMaster flex3(TM))
                                                                       -              0.22%             1.55%            43.76%
                                                                       9              4.94%             1.55%           (23.90%)
  Scudder Small Cap Index (IQ3(TM))
                                                                       -              0.70%             1.45%            44.02%
                                                                      76              1.57%             1.45%           (23.90%)
  Scudder VIT EAFE Equity Index (AnnuiChoice(TM))
                                                                       -              2.10%             1.00%            31.57%
                                                                       -              5.85%             1.00%           (20.80%)
  Scudder VIT Equity 500 Index (AnnuiChoice(TM))
                                                                       -              0.43%             1.00%            26.55%
                                                                       -              1.88%             1.00%           (16.00%)
  Scudder VIT Small Cap Index (AnnuiChoice(TM))
                                                                       -              0.05%             1.00%            44.55%
                                                                       1              0.99%             1.00%           (23.00%)
  Scudder VIT  EAFE Equity Index (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%            18.90%
  Scudder VIT Equity 500 Index (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%            10.50%
  Scudder VIT Small Cap Index (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%            15.60%
SERIES TRUST 2:
  JPM Bond (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%            (0.60%)
  JPM International Equity (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%            19.00%
  JPM Mid Cap Value (Pinnacleplus(TM))
                                                                       -              0.00%             1.67%            11.80%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* - Less than 1,000.

FINANCIAL STATEMENTS (STATUTORY BASIS)

Integrity Life Insurance Company

Years ended December 31, 2003 and 2002 with Report of Independent Auditors

                        Integrity Life Insurance Company

                              Financial Statements

                                (Statutory Basis)

                     Years ended December 31, 2003 and 2002

                                    CONTENTS

Report of Independent Auditors                                         1

Audited Financial Statements

Balance Sheets (Statutory Basis)                                       2
Statements of Operations (Statutory Basis)                             4
Statements of Changes in Capital and Surplus (Statutory Basis)         5
Statements of Cash Flows (Statutory Basis)                             6
Notes to Financial Statements (Statutory Basis)                        8

                         Report of Independent Auditors

Board of Directors
Integrity Life Insurance Company

We have audited the accompanying statutory basis balance sheets of Integrity Life Insurance Company as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note A to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note A.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Integrity Life Insurance Company at December 31, 2003 and 2002, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Integrity Life Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.

As discussed in Note B to the financial statements, in 2002 Integrity Life Insurance Company changed various accounting policies to be in accordance with SSAP 10, INCOME TAXES, for its subsidiary that is domiciled in New York.


                                                   /s/ Ernst & Young LLP

Cincinnati, Ohio
April 16, 2004

                        Integrity Life Insurance Company

                        Balance Sheets (Statutory Basis)

                                                                 DECEMBER 31,
                                                             2003           2002
                                                         ---------------------------
                                                               (IN THOUSANDS)
ADMITTED ASSETS
Cash and invested assets:
  Bonds                                                  $  1,214,228   $  1,186,878
  Preferred stocks                                             94,537        108,532
  Investment in common stock of subsidiary                     91,899         71,107
  Non-affiliated common stocks                                122,095        188,664
  Mortgage loans                                               16,252         18,065
  Policy loans                                                113,585        113,318
  Cash and short-term investments                              29,363         22,102
  Other invested assets                                         1,127          1,129
  Receivable for securities                                     9,171         10,013
                                                         ---------------------------
Total cash and invested assets                              1,692,257      1,719,808

Separate account assets                                     2,041,062      1,818,569
Accrued investment income                                      18,421         18,785
Net deferred tax asset                                         15,901         18,168
Receivable from affiliates                                        997         36,566
Reinsurance balances recoverable                               15,083              -
Other admitted assets                                           2,079          2,735
                                                         ---------------------------

Total admitted assets                                    $  3,785,800   $  3,614,631
                                                         ===========================

                                                                 DECEMBER 31,
                                                             2003          2002
                                                         ---------------------------
                                                               (IN THOUSANDS)
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
  Policy and contract liabilities:
    Life and annuity reserves                            $  1,545,653   $  1,542,511
    Unpaid claims                                                 142            138
    Deposits on policies to be issued, net                      1,728          1,966
                                                         ---------------------------
  Total policy and contract liabilities                     1,547,523      1,544,615

  Separate account liabilities                              2,013,062      1,790,566
  Accounts payable and accrued expenses                         8,557          8,774
  Transfers from separate accounts due, net                   (31,304)       (59,436)
  Payable for securities                                          169          8,634
  Asset valuation reserve                                      44,725         67,581
  Interest maintenance reserve                                 21,995         21,724
  Borrowed money                                                6,943         30,575
  Other liabilities                                               784          1,749
                                                         ---------------------------
Total liabilities                                           3,612,454      3,414,782

Capital and surplus:
  Common stock, $2 par value, 1,500,000 shares
    authorized, issued and outstanding                          3,000          3,000
  Paid-in surplus                                             305,795        305,795
  Unassigned deficit                                         (135,449)      (108,946)
                                                         ---------------------------
Total capital and surplus                                     173,346        199,849
                                                         ---------------------------
Total liabilities and capital and surplus                $  3,785,800   $  3,614,631
                                                         ===========================

SEE ACCOMPANYING NOTES.

                        Integrity Life Insurance Company

                   Statements of Operations (Statutory Basis)

                                                                   YEAR ENDED DECEMBER 31,
                                                                     2003           2002
                                                                 ----------------------------
                                                                        (IN THOUSANDS)
Premiums and other revenues:
  Premiums and annuity considerations                            $    326,151    $    483,041
  Net investment income                                                90,593         102,330
  Amortization of the interest maintenance reserve                        815              10
  Reserve adjustments on reinsurance ceded                            (50,435)      1,383,677
  Fees from management of separate account mutual funds                13,676          13,877
  Other revenues                                                        3,856      (1,367,121)
                                                                 ----------------------------
Total premiums and other revenues                                     384,656         615,814

Benefits paid or provided:
  Death benefits                                                        4,447           6,859
  Annuity benefits                                                     40,329          73,724
  Surrender benefits                                                  241,771         287,049
  Payments on supplementary contracts                                   1,678           1,570
  Increase (decrease) in insurance and annuity reserves                 6,857         (10,821)
  Other benefits                                                        1,666           1,954
                                                                 ----------------------------
Total benefits paid or provided                                       296,748         360,335

Insurance expenses and other deductions :
  Commissions                                                          19,588          22,985
  General expenses                                                     19,971          21,021
  Taxes, licenses and fees                                              1,105             985
  Net transfers to (from) separate accounts                            (7,853)        218,689
  Other expenses                                                        1,604           2,465
                                                                 ----------------------------
Total insurance expenses and other deductions                          34,415         266,145
                                                                 ----------------------------
Gain (loss) from operations before federal income taxes and
  net realized capital losses                                          53,493         (10,666)

Federal income tax expense                                              7,956               -
                                                                 ----------------------------
Gain (loss) from operations before net realized capital losses         45,537         (10,666)

Net realized capital losses                                            (7,629)        (87,808)
                                                                 ----------------------------
Net income (loss)                                                $     37,908    $    (98,474)
                                                                 ============================

SEE ACCOMPANYING NOTES.

                        Integrity Life Insurance Company

         Statements of Changes in Capital and Surplus (Statutory Basis)

                     Years Ended December 31, 2003 and 2002

                                             COMMON          PAID-IN        UNASSIGNED    TOTAL CAPITAL
                                              STOCK          SURPLUS         DEFICIT       AND SURPLUS
                                           ------------------------------------------------------------
                                                                  (IN THOUSANDS)
Balance, January 1, 2002                   $      3,000    $    299,232    $    (99,855)  $     202,377

Net loss                                                                        (98,474)        (98,474)
Change in net deferred income tax                                                (1,292)         (1,292)
Net change in unrealized gain
  of subsidiary                                                                 (43,102)        (43,102)
Net change in unrealized gain
  on investment securities                                                      127,058         127,058
Net change in nonadmitted
  assets and related items                                                       12,493          12,493
Increase in asset valuation
  reserve                                                                       (36,051)        (36,051)
Change in surplus in
  separate accounts                                                               8,858           8,858
Deferred ceding commission for
  Modco reinsurance agreement                                                    21,450          21,450
Other changes in unassigned
  surplus                                                                           (31)            (31)
Capital contribution                                              6,563                           6,563
                                           ------------------------------------------------------------
Balance, December 31, 2002                        3,000         305,795        (108,946)        199,849

Net income                                                                       37,908          37,908
Change in net deferred income tax                                                13,410          13,410
Net change in unrealized loss
  of subsidiary                                                                  (4,208)         (4,208)
Net change in unrealized loss
  on investment securities                                                      (39,043)        (39,043)
Net change in nonadmitted
  assets and related items                                                      (37,289)        (37,289)
Decrease in asset valuation
  reserve                                                                        22,855          22,855
Change in surplus in
  separate accounts                                                             (20,139)        (20,139)
Other changes in unassigned
  surplus                                                                             3               3
                                           ------------------------------------------------------------
Balance, December 31, 2003                 $      3,000    $    305,795    $   (135,449)  $     173,346
                                           ============================================================

SEE ACCOMPANYING NOTES.

                        Integrity Life Insurance Company

                   Statements of Cash Flows (Statutory Basis)

                                                                    YEAR ENDED DECEMBER 31,
                                                                     2003            2002
                                                                 ----------------------------
                                                                        (IN THOUSANDS)
OPERATIONS:
  Premiums, policy proceeds and other
    considerations received                                      $    325,411    $    483,041
  Net investment income received                                       85,024         104,309
  Insurance expenses paid                                             (42,484)        (48,356)
  Benefits paid                                                      (350,869)       (373,115)
  Other income received net of other expenses paid                     17,532          36,310
  Net transfers from (to) separate accounts                            35,985        (243,396)
  Federal income taxes recovered                                            -           8,972
                                                                 ----------------------------
Net cash provided by (used in) operations                              70,599         (32,235)

INVESTMENT ACTIVITIES:
Proceeds from sales, maturities, or repayments
  of investments:
    Bonds                                                             867,726         885,400
    Stocks                                                             86,576           4,614
    Mortgage loans                                                      1,813           1,525
    Other invested assets                                                   -           6,173
    Miscellaneous proceeds                                             87,484          (1,379)
                                                                 ----------------------------
Net proceeds from sales, maturities, or repayments
  of investments                                                    1,043,599         896,333

                                                                   YEAR ENDED DECEMBER 31,
                                                                     2003           2002
                                                                 ----------------------------
                                                                        (IN THOUSANDS)
Cost of investments acquired:
  Bonds                                                               958,182         799,157
  Preferred stocks                                                          -          26,362
  Common stocks                                                        28,386          61,865
  Miscellaneous applications                                           75,368           1,473
                                                                 ----------------------------
Total cost of investments acquired                                  1,061,936         888,857
Net increase in policy loans                                              267           3,082
                                                                 ----------------------------
Net cash provided by (used in) investment activities                  (18,604)          4,394

FINANCING AND MISCELLANEOUS ACTIVITIES:
Other cash provided:
  Borrowed money                                                            -          30,575
                                                                 ----------------------------
Total other cash provided                                                   -          30,575

Other cash applied:
  Borrowed money                                                       23,632               -
  Other applications, net                                              21,102           6,596
  Net deposits on deposit-type contract funds and other
    insurance liabilities                                                   -           1,775
                                                                 ----------------------------
Total other cash applied                                               44,734           8,371
                                                                 ----------------------------
Net cash provided by (used in) financing and
  miscellaneous activities                                            (44,734)         22,204
                                                                 ----------------------------

Net increase (decrease) in cash and short-term investments              7,261          (5,637)

Cash and short-term investments at beginning of year                   22,102          27,739
                                                                 ----------------------------
Cash and short-term investments at end of year                   $     29,363    $     22,102
                                                                 ============================

SEE ACCOMPANYING NOTES.

                        Integrity Life Insurance Company

                 Notes to Financial Statements (Statutory Basis)

                                December 31, 2003

A. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Integrity Life Insurance Company (the Company) is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S"). The Company, domiciled in the state of Ohio and currently licensed in 47 states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. The Company's wholly owned insurance subsidiary, National Integrity Life Insurance Company ("National Integrity"), distributes similar products in the state of New York.

The Company and National Integrity have been assigned a AAA (Extremely Strong) rating for financial strength by Standard and Poor's, AA+ (Very Strong) for claims paying ability from Fitch, A+ (Superior) for financial strength from A.M. Best and Aa2 (Excellent) for financial strength by Moody's Investor Services.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Such practices vary from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

INVESTMENTS

Investments in bonds and preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners' ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale. In addition, fair values of certain investments in bonds and stocks are based on values specified by the NAIC, rather than on actual or estimated fair values used for GAAP.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method.

The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve ("AVR") provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

SUBSIDIARY

The accounts and operations of the Company's subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

POLICY ACQUISITION COSTS

Costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to investment-type products, to the extent recoverable from future gross profits, would be deferred and amortized generally in proportion to the emergence of gross profits over the estimated terms of the underlying policies.

NONADMITTED ASSETS

Certain assets designated as "nonadmitted," principally disallowed deferred tax assets and other assets not specifically designated as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

PREMIUM AND BENEFITS

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

BENEFIT RESERVES

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on expected experience or actual account balances as would be required under GAAP.

REINSURANCE

A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with policy acquisition costs as required under GAAP.

DEFERRED INCOME TAXES

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

STATEMENTS OF CASH FLOWS

Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory basis financial statements are as follows:

                                                                      YEAR ENDED DECEMBER 31,
                                                                        2003            2002
                                                                    ----------------------------
                                                                          (IN THOUSANDS)
   Net income (loss) as reported in the accompanying
     statutory basis financial statements                           $     37,908    $    (98,474)

   Deferred policy acquisition costs, net of amortization                  9,083          20,094
   Adjustments to customer deposits                                        4,087          (5,792)
   Adjustments to invested asset carrying values at
     acquisition date                                                     12,086          18,357
   Amortization of value of insurance in force                           (17,281)        (24,534)
   Amortization of interest maintenance reserve                             (815)            (10)
   Adjustments for realized investment gains/losses                      (61,542)          5,538
   Adjustments for federal income tax expense                             25,605          31,503
   Investment in subsidiary                                               12,907           6,748
   Income from modco reinsurance treaty                                  (48,006)        (11,550)
   Other                                                                     345            (533)
                                                                    ----------------------------
   Net loss, GAAP basis                                             $    (25,623)   $    (58,563)
                                                                    ============================

                                                                       YEAR ENDED DECEMBER 31,
                                                                        2003            2002
                                                                    ----------------------------
                                                                            (IN THOUSANDS)
   Capital and surplus as reported in the accompanying
     statutory basis financial statements                           $    173,346    $    199,849

   Adjustments to customer deposits                                     (125,891)       (297,346)
   Adjustments to invested asset carrying values                          20,287         (71,190)
   Asset valuation reserve and interest maintenance reserve               66,720          89,305
   Value of insurance in force                                            86,428         127,342
   Goodwill                                                               46,489         100,505
   Deferred policy acquisition costs                                      70,036          50,190
   Adjustments to investment in subsidiary excluding net
     unrealized gains (losses)                                            93,893          78,928
   Capital contribution                                                        -         138,000
   Other                                                                (112,246)        (67,441)
                                                                    ----------------------------

   Stockholder's equity, GAAP basis                                 $    319,062    $    348,142
                                                                    ============================

Other significant accounting practices are as follows:

INVESTMENTS

Bonds, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

   Bonds not backed by other loans are principally stated at amortized cost using the interest method.

   Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

   Preferred stocks are reported at cost.

   Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized capital gains and losses are reported in unassigned surplus along with any adjustment for federal income taxes.

   There are no restrictions on non-affiliated common or preferred stocks.

   The Company's investment in its insurance subsidiary is reported at the equity in the underlying statutory basis of National Integrity's net assets. Changes in the admitted asset carrying amount of the investment are credited or charged directly to unassigned surplus.

   Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost.

   Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

   Mortgage loans and policy loans are reported at unpaid principal balances.

   Realized capital gains and losses are determined using the specific identification method. Changes in admitted asset carrying amounts for bonds, preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to unassigned surplus.

PREMIUMS

Premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

BENEFITS

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Ohio Department of Insurance. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for model premium payments.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

REINSURANCE

Reinsurance premiums, benefits and expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

GUARANTY FUND ASSESSMENTS

A liability for guaranty fund assessments is accrued after an insolvency has occurred.

BORROWED MONEY

The Company has entered into several dollar-roll reverse repurchase agreements. The transactions have been reflected as financing transactions, requiring the asset and the liability for the repurchase to remain on the Company's financial statements. Included in the Company's available for sale portfolio is approximately $6.9 million and $30.6 million of mortgage-backed securities at December 31, 2003 and 2002, respectively, which are currently subject to the agreements.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity contracts and market value adjustment annuity contracts. Separate account assets are reported at fair value. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset pursuant to prescribed NAIC accounting practices. Policy related activity involving cashflows, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

RECLASSIFICATIONS

Certain 2002 amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2003 financial presentation.

B. ACCOUNTING CHANGES

Effective January 1, 2002, as a result of a change in New York regulations, the Company's wholly owned subsidiary, National Integrity, adopted SSAP 10, INCOME TAXES. The effect of this accounting change resulted in an increase to National Integrity's capital and surplus of $14.2 million, and was accounted for as a cumulative effect of a change in accounting principle.

C. INVESTMENTS

The cost or amortized cost and the fair value of bonds, redeemable preferred stocks, and other invested assets are summarized as follows:

                                                COST OR          GROSS           GROSS
                                               AMORTIZED       UNREALIZED      UNREALIZED
                                                 COST            GAINS           LOSSES       FAIR VALUE
                                              ------------------------------------------------------------
                                                                     (IN THOUSANDS)
   At December 31, 2003:
   Mortgage-backed securities
     and Asset-backed securities              $    396,626    $      8,500    $      5,863    $    399,263
   Corporate securities                            870,108          71,317          49,847         891,578
   U.S. Treasury securities and
     obligations of U.S.
     government agencies                            11,641             530              18          12,153
   States and political
     subdivisions                                   12,755               -             733          12,022
                                              ------------------------------------------------------------
   Total                                      $  1,291,130    $     80,347    $     56,461    $  1,315,016
                                              ============================================================
   At December 31, 2002:
   Mortgage-backed securities
     and Asset-backed securities              $    485,193    $     11,793    $     70,122    $    426,864
   Corporate securities                            740,942          46,264          62,946         724,260
   U.S. Treasury securities and
     obligations of U.S.
     government agencies                            32,110           2,008               -          34,118
   States and political
     subdivisions                                    3,650             603               -           4,253
                                              ------------------------------------------------------------
   Total                                      $  1,261,895    $     60,668    $    133,068    $  1,189,495
                                              ============================================================

Fair values generally represent quoted market value prices for securities traded in the public marketplace, or analytically determined values using bid or closing prices for securities not traded in the public marketplace.

The amortized cost of bonds, redeemable preferred stocks and other invested assets at December 31, 2003 and 2002 has been reduced by adjustments of $3.4 million and $1.0 million, respectively, to derive the carrying amount of bonds, redeemable preferred stocks and other invested assets in the balance sheets ($1,287.7 million and $1,260.9 million, respectively).

The aggregate amounts of unrealized losses and the related fair values of investments with unrealized losses for fixed maturity securities at December 31, 2003 are shown below:

                                                                UNREALIZED LOSSES LESS
                                                                  THAN OR EQUAL TO 12       UNREALIZED LOSSES GREATER
                                                                        MONTHS                   THAN 12 MONTHS
                                                             ---------------------------------------------------------
                                                              UNREALIZED     ESTIMATED      UNREALIZED     ESTIMATED
                                                                LOSSES       FAIR VALUE       LOSSES       FAIR VALUE
                                                             ---------------------------------------------------------
                                                                                  (IN THOUSANDS)
   Mortgage-backed securities and
     Asset-backed securities                                 $      1,955   $    157,548   $      3,910   $     11,242
   Corporate securities                                             4,514        129,999         45,333        178,027
   U.S. Treasury securities and
     obligations of U.S. government
     agencies                                                          18          1,102              -              -
   States and political subdivisions                                  733         12,022              -              -
                                                             ---------------------------------------------------------
  Total                                                      $      7,218   $    300,671   $     49,243   $    189,270
                                                             =========================================================

If a security's fair value becomes lower than its book value, the security is placed on the watch list. When a security is placed on the watch list, it is monitored for further market value changes and additional news related to the insurer's financial condition. The focus is on objective evidence that may influence the evaluation of impairment factors.

The decision to impair a security incorporates both quantitative criteria and qualitative information. The Company considers a number of factors including, but not limited to: (a) the length of time and the extent to which the fair value has been less than book value, (b) the financial condition and near term prospects of the issuer, (c) the intent and ability of the Company to retain its investment for a period of time sufficient to allow for any anticipated recovery in value, (d) whether the debtor is current on interest and principal payments and (e) general market conditions and industry or sector specific factors.

The Company's decision to impair a security is primarily based on whether the security's fair value is likely to remain significantly below its book value in light of all of the factors considered. For securities that are impaired, the security is adjusted to fair value and the resulting losses are recognized in realized gains/losses in the Consolidated Statements of Operations. Investments that are impaired at December 31, 2003 for which an other-than-temporary impairment has not been recognized consist mainly of corporate bond issues and asset-backed securities. The impairment of these securities have been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace. The aggregated unrealized loss at December 31, 2003 is approximately 10% of the amortized cost of these securities. There are a total of 87 securities held that are considered temporarily impaired, eleven of which have been impaired for twelve months or longer. The securities impaired twelve months or longer at December 31, 2003 remained impaired at March 31, 2004. Management continues to monitor these investments to determine if there has been an other-than-temporary impairment in fair market value.

A summary of the cost or amortized cost and fair value of the Company's fixed maturity securities at December 31, 2003, by contractual maturity, is as follows:

                                                       COST OR
                                                      AMORTIZED
                                                         COST       FAIR VALUE
                                                     ---------------------------
                                                           (IN THOUSANDS)
   Years to maturity:
     One or less                                     $        312   $        312
     After one through five                               112,718        122,111
     After five through ten                               180,800        192,922
     After ten                                            600,674        600,407
     Mortgage-backed securities and
       Asset-backed securities                            396,626        399,263
                                                     ---------------------------

   Total                                             $  1,291,130   $  1,315,015
                                                     ===========================

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in bonds during 2003 and 2002 were $203.9 million and $507.6 million; gross gains of $6.4 million and $5.8 million, and gross losses of $3.5 million and $2.2 million were realized on those sales, respectively.

At December 31, 2003 and 2002, bonds with an admitted asset value of $6,094,528 and $6,111,530 respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

At December 31, 2003 and 2002, the Company held unrated or less-than-investment grade bonds and preferred stocks of $173.8 million and $181.2 million, respectively, with an aggregate fair value of $173.6 million and $163.2 million, respectively. Those holdings amounted to 13% and 14% of the Company's investments in bonds and preferred stocks at December 31, 2003 and 2002, respectively, and approximately 5% of the Company's total admitted assets at December 31, 2003 and 2002. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. These evaluations are considered by the Company in their overall investment strategy.

Unrealized gains and losses on investment in subsidiary and non-affiliated common stocks are reported directly in surplus and do not affect operations. The gross unrealized gains and losses on, and the cost and fair value of, those investments and non-redeemable preferred stocks are summarized as follows:

                                                            GROSS          GROSS
                                                          UNREALIZED     UNREALIZED
                                             COST           GAINS          LOSSES      FAIR VALUE
                                         ---------------------------------------------------------
                                                               (IN THOUSANDS)
   At December 31, 2003:
     Non-redeemable Preferred Stocks     $     22,112   $        174   $          -   $     22,286
                                         =========================================================
     Non-affiliated common stocks        $      7,702   $    115,146   $        753   $    122,095
     Subsidiary                                98,125              -          6,226         91,899
                                         ---------------------------------------------------------
                                         $    105,827   $    115,146   $      6,979   $    213,994
                                         =========================================================

   At December 31, 2002:
     Non-redeemable Preferred Stocks     $     35,691   $        164   $          -   $     35,855
                                         =========================================================
     Non-affiliated common stocks        $     16,507   $    173,820   $      1,663   $    188,664
     Subsidiary                                73,124              -          2,017         71,107
                                         ---------------------------------------------------------
                                         $     89,631   $    173,820   $      3,680   $    259,771
                                         =========================================================

Proceeds from sales of investments in equity securities during 2003 were $97.1 million. Gross gains of $57.0 million and gross losses of $0 were realized on those sales in 2003. No equity securities were sold during 2002.

The Company's mortgage loan portfolio is primarily comprised of commercial and agricultural loans. The Company made no new mortgage loans during 2003 or 2002. The maximum percentage of any one loan to the value of the security at the time of the loan exclusive of any purchase money mortgages was 75%. Fire insurance is required on all properties covered by mortgage loans. As of December 31, 2003 and 2002, the Company held no mortgages with interest more than 180 days past due. During 2003, excluding adjustments on adjustable rate mortgages, no interest rates on outstanding mortgage loans were reduced. No amounts have been advanced by the Company.

Major categories of the Company's net investment income are summarized as follows:

                                                     YEAR ENDED DECEMBER 31,
                                                      2003            2002
                                                 ------------------------------
                                                         (IN THOUSANDS)
   Income:
     Bonds                                       $      73,946    $      84,227
     Preferred stocks                                    5,847            6,975
     Unaffiliated common stocks                          2,449            1,011
     Mortgage loans                                      1,292            1,718
     Policy loans                                        8,707            8,465
     Cash and short-term investments                       695            1,167
     Other investment income                                84              373
                                                 ------------------------------
   Total investment income                              93,020          103,936

   Investment expenses                                  (2,427)          (1,606)
                                                 ------------------------------

   Net investment income                         $      90,593    $     102,330
                                                 ==============================

Realized capital gains and losses are reported net of federal income taxes and amounts transferred to the IMR, as follows:

                                                     YEAR ENDED DECEMBER 31,
                                                      2003            2002
                                                 ------------------------------
                                                         (IN THOUSANDS)
     Realized capital losses                     $      (6,544)   $     (84,988)
     Less amount transferred to IMR                      1,085            2,820
                                                 ------------------------------
     Net realized capital losses                 $      (7,629)   $     (87,808)
                                                 ==============================

Realized capital losses include $66.7 million and $86.8 million related to securities that have experienced an other-than-temporary decline in value during 2003 and 2002, respectively.

D. FINANCIAL INSTRUMENTS

The Company has offered equity-indexed products through its separate accounts. In connection with these products, the Company purchased over-the-counter call options from Citibank N.A., New York, and custom-tailored options from W&S. These options, which are held by the separate account, are recorded at market value of $9.5 million and $10.0 million at December 31, 2003 and 2002, respectively. Unrealized market value gains and losses on the option contracts are recorded in the separate account statements of operations to hedge against the Company's obligation to pay equity-indexed returns to policyholders.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to the financial instruments, but does not expect any counterparties to fail to meet their obligations given their high credit ratings.

E. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the "fair value" disclosures for financial instruments in the accompanying financial statements and notes thereto:

BONDS AND EQUITY SECURITIES

Fair values for bonds and equity securities are based on quoted market prices where available. For bonds and equity securities for which a quoted market price is not available, fair values are estimated using internally calculated estimates or quoted market prices of comparable investments.

MORTGAGE LOANS, POLICY LOANS, CASH AND SHORT-TERM INVESTMENTS AND SEPARATE ACCOUNT ASSETS

The carrying amounts of mortgage loans, policy loans cash and short-term investments and separate account assets approximate their fair value.

LIFE AND ANNUITY RESERVES FOR INVESTMENT-TYPE CONTRACTS AND DEPOSIT FUND LIABILITIES

The fair values of single premium immediate annuity reserves are based on discounted cash flow calculations using a market yield rate for assets with similar durations. The fair value of deposit fund liabilities and the remaining annuity reserves are primarily based on the cash surrender values of the underlying contracts.

SEPARATE ACCOUNT ANNUITY RESERVES

The fair value of separate account annuity reserves for investment-type products equals the cash surrender values.

The carrying amounts and fair values of the Company's significant financial instruments are shown below.

For financial instruments not separately disclosed below, the carrying amount is a reasonable estimate of fair value.

                                                               DECEMBER 31, 2003             DECEMBER 31, 2002
                                                          ---------------------------------------------------------
                                                            CARRYING         FAIR         CARRYING         FAIR
                                                             AMOUNT         VALUE          AMOUNT         VALUE
                                                          ---------------------------------------------------------
                                                                               (IN THOUSANDS)
Assets:
  Bonds                                                   $  1,214,228   $  1,272,680   $  1,186,878   $  1,136,831
  Preferred stocks                                              94,537         63,494        108,532         87,368
  Non-affiliated common stocks                                 122,095        122,095        188,664        188,664
  Mortgage loans                                                16,252         16,252         18,065         18,065
  Policy loans                                                 113,585        113,585        113,318        113,318
  Cash and short-term investments                               29,363         29,363         22,102         22,102
  Separate account assets                                    2,041,062      2,041,062      1,818,569      1,818,569

Liabilities:
  Life and annuity reserves for
    investment-type contracts and deposit
    fund liabilities                                      $  1,251,325   $  1,422,143   $  1,246,259   $  1,361,437
  Separate accounts annuity reserves                         1,979,347      1,958,863      1,723,547      1,718,306

F. REINSURANCE

Consistent with prudent business practices and the general practice of the insurance industry, the Company reinsures risks under certain of its insurance products with other insurance companies through reinsurance agreements. Through these reinsurance agreements, substantially all mortality risks associated with single premium endowment deposits, much of the mortality risks associated with variable annuity deposits and substantially all risks associated with variable life business have been reinsured with non-affiliated insurance companies. A contingent liability exists with respect to insurance ceded which would become a liability should the reinsurer be unable to meet the obligations assumed under these reinsurance agreements.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows:

                                                     YEAR ENDED DECEMBER 31,
                                                      2003            2002
                                                 ------------------------------
                                                         (IN THOUSANDS)
   Direct premiums and amounts assessed
     against policyholders                       $     345,829    $     495,286
   Reinsurance assumed                                     498              551
   Reinsurance ceded                                   (14,504)          (3,152)
                                                 ------------------------------
   Net premiums, annuity considerations and
     deposit-type funds                          $     331,823    $     492,685
                                                 ==============================

The Company assumed $498,062 and $551,382 of Variable Life Insurance premiums in 2003 and 2002, respectively, from a modified-coinsurance agreement with Safeco Life Insurance Company.

In 2003, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements. In 2002, the Company did not commute any ceded reinsurance; however, it did enter into an agreement (with its parent, W&S, as ceding company described below) that cedes policies or contracts that were in-force or had existing reserves as of the effective date.

The Company entered into a modified, co-insurance reinsurance agreement with its parent, W&S, effective December 31, 2002. Under the terms of the agreement, the Company ceded to W&S $1.4 billion of reserves for certain blocks of business written before July 1, 2002, specifically, structured settlements, guaranteed rate option annuities, and accumulation products. On December 31, 2002, the Company received $33 million in ceding commissions from W&S. The ceding commission was received in the form of a bond, National Westminster Bank, and was allocated to various investment portfolios. Under the terms of the agreement, the Company retains the reserves and the related assets of this business. The effect of entering in to the modified coinsurance agreement on the 2002 statement of income was an increase of $11.5 million to commission and expense allowance on reinsurance ceded to record the ceding commission net of tax. The Company also reported an increase of $1.4 billion to reserve adjustments on reinsurance ceded with a corresponding, offsetting decrease of $1.4 billion to aggregate write-ins for miscellaneous income to reflect the initial reinsurance premium. Additionally, the Company recorded an aggregate write-in to surplus of $21.5 million that represents the portion of the ceding commission to be recognized in the statement of operations as profits from the ceded businesses emerge. The objective of this reinsurance transaction was to remove the risks associated with the Company's structured settlement business, reduce surplus volatility attributable to the Company's market value adjusted annuities, and increase the Company's surplus. The agreement is to remain in force until the last policy subject to the agreement terminates or the parties mutually agree in writing to terminate the agreement.

The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                     YEAR ENDED DECEMBER 31,
                                                      2003            2002
                                                 ------------------------------
                                                         (IN THOUSANDS)
   Premiums and annuity considerations
     Affiliates                                  $      11,753    $          --
     Non-affiliates                                      2,751            3,152
   Benefits paid or provided
     Affiliates                                        107,137               --
     Non-affiliates                                      6,800            5,664
   Policy and contract liabilities*
     Affiliates                                             --               --
     Non-affiliates                                     21,374           31,445

*AT YEAR END.

Besides the reinsurance agreement with W&S, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2003 there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

The net amount of reduction in surplus at December 31, 2003 if all reinsurance ceded agreements were cancelled is approximately $39.6 million.

G. FEDERAL INCOME TAXES

The Company files a consolidated return with National Integrity. The method of allocation between the companies is subject to a written agreement, approved by the Board of Directors. Allocation is based on separate return calculations with current credit for net losses. Intercompany tax balances are settled annually.

Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends-received tax deductions, and differences in reserves for policy and contract liabilities for tax and statutory basis financial reporting purposes. As of December 31, 2003, the Company has operating loss carryforwards of $10,075,991 that will expire in years 2015 through 2017.

The components of the carryover for the Company are as follows:

                                              CARRYOVER        EXPIRATION DATES
                                            --------------     ----------------
   General business credit carryover        $      337,517         2010-2013
   Foreign tax credit carryover             $      145,292         2003-2004
   AMT credit carryover                     $    2,344,692       indefinitely
   Capital loss carryover                   $  166,977,818         2004-2006

The components of the net deferred tax asset (liability) at December 31 are as follows (in thousands):

                                                  2003                2002
                                               --------------------------------
   Gross deferred tax assets                   $   178,160        $     168,285
   Gross deferred tax liabilities                   43,622               68,181
   Deferred tax assets non-admitted                118,638               81,936
   Increase (decrease) in deferred tax
     assets non-admitted                            36,702              (13,143)

Deferred tax liabilities are not recognized for the following amounts:

As of December 31, 2003, the Company had a balance of $1,738,654 in its Policyholder Surplus account under the provisions of the Internal Revenue Code. This amount could become taxable to the extent that future shareholder dividends are paid from this account.

Current income taxes incurred consists of the following major components:

                                                     YEAR ENDED DECEMBER 31,
                                                      2003            2002
                                                 ------------------------------
                                                        (IN THOUSANDS)
   Current year income tax (benefit)             $      21,717    $      (4,140)
   Prior year over-accrual of tax reserves                   -           (2,639)
                                                 ------------------------------
   Federal income tax (benefit) incurred                21,717           (6,779)

   Amount utilized by NOLs                             (13,761)               -
   Deferred adjustments to NOL carryover                     -            6,779
                                                 ------------------------------
   Current federal income tax incurred           $       7,956    $           -
                                                 ==============================

The main components of the deferred tax amounts at December 31 are as follows (in thousands):

                                                      2003            2002
                                                 ------------------------------
   Gross Deferred Tax Assets ("DTAs"):
   Reserves                                      $      17,576    $      18,434
   Bonds/Stocks                                         74,345           54,676
   DAC                                                   4,420            3,937
   Capital loss carryover                               57,385           66,673
   Tax credit carryovers                                 2,828                -
   Fixed assets and other assets                           527                -
   Section 197 intangible                                    -            1,784
   Net operating loss carryover                          2,258            6,823
   Acquisition related goodwill                          1,543            1,692
   Deferred hedge losses                                 2,312            2,543
   Reserve strengthening                                 6,761                -
   Reinsurance ceded                                     7,507            7,507
   Other                                                   698            4,215
                                                 ------------------------------
   Total DTAs                                    $     178,160    $     168,285
                                                 ==============================
   DTAs non-admitted                             $     118,638    $      81,936
                                                 ==============================
   Gross Deferred Tax Liabilities ("DTLs"):
   Stocks /bonds deferred future gains           $      43,622    $      60,297
   Reserve strengthening                                     -            7,884
                                                 ------------------------------
   Total DTLs                                    $      43,622    $      68,181
                                                 ==============================

Changes in DTAs and DTLs for the year ended December 31, 2003 are as follows:

                                      2003            2002           CHANGE
                                  ---------------------------------------------
   DTAs                           $    178,160   $     168,285    $       9,875
                                  =============================================
   DTAs non-admitted              $    118,638   $      81,936    $      36,702
                                  =============================================
   DTLs                           $     43,622   $      68,181    $     (24,559)
                                  =============================================

The federal income tax provision reflects an effective tax rate different than the prevailing federal income tax rate due in part to various exclusions and special deductions available to life insurance companies. Following is a reconciliation between the amount of tax computed at the federal statutory rate of 35% and the federal income tax provision (exclusive of taxes related to capital gains or losses) reflected in the statements of operations:

                                                         YEAR END DECEMBER 31,
                                                         2003            2002
                                                    ------------------------------
                                                            (IN THOUSANDS)
   Federal income tax expense (benefit) computed
     at statutory rate                              $      16,052    $     (33,479)
   Amortization of value of insurance in force             (1,784)          (2,365)
   Adjustment to statutory reserves for tax
     purposes                                                (769)             747
   Book capital losses in excess of tax                    17,072           30,649
   Bond discount accrual                                       (7)          (2,948)
   Deferred acquisition costs recorded for tax
     purposes                                                 338              432
   Amortization of interest maintenance reserve              (285)              90
   Reinsurance ceded                                            -            7,507
   Other                                                   (8,900)          (7,233)
                                                    ------------------------------
   Federal income tax expense (benefit)                    21,717           (6,779)

   Deferred adjustments to NOL carryover                        -            6,779
   Amount utilized by NOL's                               (13,761)               -
                                                    ------------------------------
   Current federal income tax expense               $       7,956    $           -
                                                    ==============================

The Company made no tax payments in 2003 or 2002.

H. CAPITAL AND SURPLUS

The ability of the Company to pay dividends is limited by state insurance laws. Under Ohio insurance laws, the Company may pay dividends, without the approval of the Ohio Director of Insurance, only from unassigned surplus and those dividends may not exceed (when added to other dividends paid in the proceeding 12 months) the greater of (i) 10% of the Company's statutory unassigned surplus as of December 31, 2003 or (ii) the Company's statutory net income for the preceding year. The Company may not pay any dividends during 2004 without prior approval.

Under New York insurance laws, National Integrity may pay dividends to the Company only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of National Integrity does not warrant such distribution. During 2003, the Company did not receive any dividends from National Integrity.

At December 31, 2003, the portion of unassigned deficit represented or reduced by each item below is as follows:

                                              AMOUNT
                                          --------------
                                          (IN THOUSANDS)
   Unrealized gains and losses            $      111,043
   Non-admitted asset values                    (120,758)
   Separate account businesses                    31,304
   Asset valuation reserves                      (44,725)
   Provision for reinsurance                           -

Life/health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003 and 2002, the Company meets the RBC requirements.

I. RELATED PARTY TRANSACTIONS

The Company did not receive a capital contribution from W&S during 2003. The Company received a $6.6 million capital contribution from W&S during 2002. The 2002 capital contribution was in the form of common stocks having an original cost to W&S of $6.6 million and a market value at the date of transfer of approximately $145.0 million. During 2003 and 2002, the Company recorded $25.0 million and $55.3 million, respectively, in capital contributions to National Integrity. The 2003 capital contribution was in the form of cash. The 2002 capital contribution was in the form of bonds having an amortized value of $25.3 million and a market value at the date of transfer of approximately $25.9 million and $30.0 million in cash. The Company paid no dividends during 2003 or 2002.

W&S performs certain administrative and special services for the Company to assist with its business operations. These services include tax compliance and reporting, payroll functions, administrative support services, and investment functions. During 2003, the Company paid $0.4 million and $1.1 million to W&S and Ft. Washington (a subsidiary of W&S), respectively, and received $11.4 million from National Integrity relating to these services. During 2002, the Company paid $0.4 million and $1.2 million to W&S and Ft. Washington, respectively, and received $9.9 million from National Integrity relating to these services. The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

At December 31, 2003, the Company had amounts of $5.5 million and $1.1 million due from W&S and Touchstone Securities, Inc. ("Touchstone"), respectively, and $5.7 million due to National Integrity. Touchstone is an indirect wholly owned subsidiary of the Company's parent, W&S. At December 31, 2002, the Company had amounts of $31.1 million, $4.3 million and $0.4 million due from W&S, National Integrity and Touchstone, respectively. These amounts are generally settled on a monthly basis.

The Company participates in a short-term investment pool with W&S and its other affiliates, ("WASLAF"). Of the $5.5 million due from W&S at December 31, 2003, $5.8 million relates to the Company's investment in WASLAF and an amount due to W&S of $0.3 million relates to charges for certain administrative and special services described above. Of the $31.1 million due from W&S at December 31, 2002, $32.5 million relates to the Company's investment in WASLAF and an amount due to W&S of $1.4 million relates to charges for certain administrative and special services. Additionally, certain portfolios in the Company's separate accounts participated in WASLAF. At December 31, 2003 and 2002, there was $10.1 million and $60.2 million, respectively, in WASLAF, which is reported as separate account assets.

The Company has not guaranteed any obligation of its affiliates as of December 31, 2003.

J. COMMITMENTS AND CONTINGENCIES

The Company is assessed amounts by the state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. At December 31, 2003 and 2002, the Company had an estimated accrued liability of $3.5 million and $3.6 million, respectively, for future guaranty fund assessments.

Various lawsuits against the Company have arisen in the course of the Company's business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

K. ANNUITY RESERVES

At December 31, 2003, the Company's general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                     AMOUNT          PERCENT
                                                  -----------------------------
                                                  (IN THOUSANDS)
   Subject to discretionary withdrawal (with
     adjustment):
     With market value adjustment                 $    1,071,899             33%
     At book value less surrender charge of 5%
       or more                                           144,878              5%
     At market value                                     845,379             26%
                                                  ------------------------------
   Total with adjustment or at market value            2,062,156             64%
   Subject to discretionary withdrawal (without
     adjustment) at book value with
     minimal or no charge or adjustment                  558,013             17%
   Not subject to discretionary withdrawal               621,478             19%
                                                  ------------------------------
   Total annuity reserves and deposit fund
     liabilities (before reinsurance)                  3,241,647            100%
                                                                   ============
   Less reinsurance ceded                                 14,774
                                                  -------------
   Net annuity reserves and deposit fund
     liabilities                                  $    3,226,873
                                                  =============

L. SEPARATE ACCOUNTS

The Company's guaranteed separate accounts include indexed products (i.e. equity-indexed annuities) and non-indexed products and options (i.e. guaranteed rate options and systematic transfer options). The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company's variable annuity. These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products currently offered generally provide a death benefit equal to the account value, with one product offering an optional death benefit ranging from 25% to 40% of the gain in the contract. The fixed investment options currently offered within the Company's variable annuity products provide the death benefits listed below for variable annuities. The Company's equity-indexed annuities provide participation in the S&P 500 Price Index.

The Company's nonguaranteed separate accounts primarily include variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products. The death benefits currently offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, a death benefit that is adjusted periodically to the current account value and an additional death benefit ranging from 25% to 40% of the gain in the contract. Assets held in separate accounts are carried at estimated fair values.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2003 is as follows:

                                                     SEPARATE ACCOUNTS WITH GUARANTEES
                                            ---------------------------------------------------
                                                                NONINDEXED
                                                                GUARANTEED         NONINDEXED      NONGUARANTEED
                                                                LESS THAN /        GUARANTEED        SEPARATE
                                                INDEXED         EQUAL TO 4%       MORE THAN 4%       ACCOUNTS           TOTAL
                                            ---------------------------------------------------------------------------------------
                                                                                (IN THOUSANDS)
Premiums, deposits and other
  considerations                            $             -   $       179,080   $        41,591   $        88,835   $       309,506
                                            =======================================================================================

Reserves for separate accounts with
  assets at fair value                      $        38,691   $       312,151   $       783,126   $       860,846   $     1,994,814
                                            =======================================================================================

Reserves for separate accounts by
  withdrawal characteristics:
   Subject to discretionary withdrawal
     (with adjustment):
       With market adjustment               $             -   $       293,109   $       778,790   $             -   $     1,071,899
       At book value without market value
         adjustment and with current
         surrender charge of 5% or more               5,029            19,042             4,336                 -            28,407
       At market value                                    -                 -                 -           860,846           860,846
       At book value without market value
        adjustment and with current
        surrender charge of less than 5%             29,749                 -                 -                 -            29,749
                                            ---------------------------------------------------------------------------------------
   Total with adjustment or at market
     value                                           34,778           312,151           783,126           860,846         1,990,901
   Not subject to discretionary
     withdrawal                                       3,913                 -                 -                 -             3,913
                                            ---------------------------------------------------------------------------------------
Total separate accounts reserves            $        38,691   $       312,151   $       783,126   $       860,846   $     1,994,814
                                            =======================================================================================

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2003 is presented below:

                                                                                 2003
                                                                            --------------
                                                                            (IN THOUSANDS)
  Transfers as reported in the Summary of Operations of the Separate
    Accounts Statement:
     Transfers to separate accounts                                         $      310,286
     Transfers from separate accounts                                              296,176
                                                                            --------------
  Net transfers to separate accounts                                                14,110

  Reconciling adjustments:
  Policy deductions and other expense reported elsewhere in the Summary
    of Operations                                                                   (1,823)
  Other changes in surplus in separate account statement                           (20,140)
                                                                            --------------
  Transfers as reported in the Summary of Operations                        $       (7,853)
                                                                            ==============

M. DIRECT PREMIUMS WRITTEN BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS

The Company issued business through the following managing general agents in 2003:

                                                             TYPE OF                          TOTAL
                                            EXCLUSIVE       BUSINESS        AUTHORITY        PREMIUMS
      NAME AND ADDRESS             EIN       CONTRACT       WRITTEN          GRANTED         WRITTEN
--------------------------------------------------------------------------------------------------------
Signature Financial Services                                                 Writing
550 Pinetown Rd., Suite 208     23-2590623      No       Fixed Annuities     premium       $  30,951,194
Ft. Washington, PA 19034

The aggregate remaining premiums written by other managing general agents for 2003 was $57,057,068.